UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 102.3%
	U.S. Treasury Bills — 54.6% (n)
2,038,000	0.151%, 12/01/16	2,038,000
2,673,908	0.272%, 12/29/16	2,673,344
3,001,266	0.287%, 12/15/16	3,000,932
645,249	0.318%, 12/08/16	645,209
350,000	0.331%, 01/05/17	349,887
2,000,000	0.336%, 01/19/17	1,999,087
325,000	0.458%, 02/23/17	324,653
2,250,000	0.501%, 03/02/17	2,247,122
500,000	0.507%, 02/16/17	499,458
250,000	0.617%, 05/25/17	249,253
250,000	0.634%, 05/18/17	249,263

		14,276,208

	U.S. Treasury Notes — 47.7%
269,000	0.500%, 02/28/17	269,017
750,000	0.625%, 12/15/16	750,047
71,000	0.750%, 10/31/17	70,948
1,480,000	0.875%, 12/31/16	1,480,569
100,000	0.875%, 01/31/17	100,078
100,000	0.875%, 02/28/17	100,099
275,500	0.875%, 04/15/17	275,840
150,000	0.875%, 04/30/17	150,213
650,000	0.875%, 06/15/17	651,003
150,000	0.875%, 07/15/17	150,170
350,000	1.875%, 08/31/17	353,163
246,000	1.875%, 10/31/17	248,330
370,000	3.000%, 02/28/17	372,262
300,000	3.125%, 01/31/17	301,320
120,000	3.125%, 04/30/17	121,262
535,000	3.250%, 12/31/16	536,229
1,125,000	4.625%, 02/15/17	1,134,710
925,000	VAR, 0.565%, 12/01/16	924,927
1,011,469	VAR, 0.568%, 12/01/16	1,011,387
1,145,000	VAR, 0.575%, 12/01/16	1,145,007
875,000	VAR, 0.659%, 12/01/16	875,050
100,000	VAR, 0.665%, 12/01/16	100,037
810,000	VAR, 0.681%, 12/01/16	810,723
539,000	VAR, 0.763%, 12/01/16	539,861
		12,472,252

	Total U.S. Treasury Obligations (Cost $ 26,748,460)	26,748,460

	Total Investments — 102.3% (Cost $26,748,460)*	26,748,460
	Liabilities in Excess of Other Assets — (2.3)%	(604,080)

	NET ASSETS — 100.0%	$26,144,380

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$26,748,460	$—	$26,748,460

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 7.4%
	California — 7.4%
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
1,450	Series 2009 A, Rev., VRDO, LOC: Union Bank N.A., 0.580%, 12/01/16	1,450
10,000	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.580%, 12/01/16	10,000
1,250	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project, Series 2010 A, Rev., VRDO, 0.470%, 12/01/16	1,250
1,000	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.600%, 12/01/16	1,000
1,400	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, VRDO, LOC: State Street Bank & Trust, 0.550%, 12/01/16	1,400
5,500	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust, 0.550%, 12/01/16 (e)	5,500
5,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 0.580%, 12/01/16 (e)	5,000

	Total Daily Demand Notes (Cost $25,600)	25,600

Weekly Demand Notes — 82.5%
	California — 82.5%
1,000	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	1,000
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.620%, 12/07/16	3,830
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.540%, 12/07/16	200
12,043	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.580%, 12/07/16 (e)	12,043
4,580	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	4,580
3,675	California Health Facilities Financing Authority, Scripps Health, Series 2008 G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.540%, 12/07/16	3,675
6,400	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.560%, 12/07/16	6,400
10,100	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series I, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.620%, 12/07/16	10,100
6,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.570%, 12/07/16	6,500
7,500	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.560%, 12/07/16	7,500
3,549	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.780%, 12/07/16 (e)	3,548
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.560%, 12/07/16	4,620
3,435	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.720%, 12/07/16	3,435
9,245	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/16 (p)	9,245
10,655	California Statewide Communities Development Authority, Series J, Rev., VRDO, 0.560%, 12/07/16	10,655
2,950	California Statewide Communities Development Authority, Kaiser Permanente, Series C-2, Rev., VRDO, 0.560%, 12/07/16	2,950
505	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.850%, 12/07/16	505

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.530%, 12/07/16	1,970
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	2,700
14,840	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.520%, 12/07/16	14,840
600	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series 2002 A, Rev., VRDO, LOC: Citibank N.A., 0.550%, 12/07/16	600
2,000	City of Livermore, Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.510%, 12/07/16	2,000
4,120	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.590%, 12/07/16 (p)	4,120
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.540%, 12/07/16	3,025
	City of Palo Alto,
6,240	Series 2016-XF2252, GO, VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	6,240
4,160	Series 2016-XF2266, GO, VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	4,160
635	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.600%, 12/07/16	635
210	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.550%, 12/07/16	210
3,300	Irvine Ranch Water District, Nos. 105, 140, 240, 250, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.510%, 12/07/16	3,300
5,000	Los Angeles City Department of Water & Power, Power System, Series B, Subseries B-5, Rev., VRDO, 0.520%, 12/07/16	5,000
1,386	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.670%, 12/07/16	1,386
14,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.560%, 12/07/16	14,400
7,800	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.510%, 12/07/16	7,800
	Metropolitan Water District of Southern California,
5,800	Series A-1, Rev., VRDO, 0.510%, 12/07/16	5,800
1,630	Series A-2, Rev., VRDO, 0.510%, 12/07/16	1,630
5,240	Orange County Water District, Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 0.580%, 12/07/16 (e)	5,240
4,910	Puttable Floating Option Tax-Exempt Receipts, Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	4,910
1,000	Regents of the University of California, Series AL-1, Rev., VRDO, 0.510%, 12/07/16	1,000
1,675	Riverside County Transportation Commission, Series 2016-XF2297, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	1,675
	Sacramento County Housing Authority, Multi-Family Housing,
3,630	Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	3,630
1,700	Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	1,700
600	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.550%, 12/07/16	600
10,000	Sacramento County of California, Multi-Family Housing, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 12/07/16	10,000
10,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.570%, 12/07/16	10,000
490	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.520%, 12/07/16	490

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
5,000	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	5,000
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.550%, 12/07/16	3,400
200	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	200
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	7,760
1,270	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.540%, 12/07/16	1,270
14,000	Santa Clara Valley Transportation Authority, Sales Tax, Series C, Rev., VRDO, LOC: State Street Bank & Trust, 0.550%, 12/07/16	14,000
500	State of California, Kindergarten, Series B5, GO, VRDO, LOC: U.S. Bank N.A., 0.490%, 12/07/16	500
5,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.570%, 12/07/16	5,000
	Tender Option Bond Trust Receipts/CTFS Various State,
2,675	Series 2016-XF0524, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.590%, 12/07/16 (e)	2,675
7,500	Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.580%, 12/07/16 (e)	7,500
15,000	Series 2016-XG0043, Rev., VRDO, LIQ: TD Bank N.A., 0.590%, 12/07/16 (e)	15,000
6,000	Series 2016-XM0301, Rev., VRDO, LIQ: Royal Bank of Canada, 0.570%, 12/07/16 (e)	6,000
2,020	Series 2016-ZF0348, Rev., VRDO, LIQ: Bank of America N.A., 0.600%, 12/07/16 (e)	2,020
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.560%, 12/07/16	5,355

	Total Weekly Demand Notes (Cost $285,527)	285,527

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 9.8%
	Nuveen California Quality Municipal Income Fund
7,000	Series 1, VRDO, LIQ: Societe Generale, 0.700%, 12/07/16 # (e)	7,000
7,000	Series 4, VRDO, LIQ: Royal Bank of Canada, 0.670%, 12/07/16 # (e)	7,000
6,000	Series 6, VRDO, LIQ: Citibank N.A., 0.700%, 12/07/16 # (e)	6,000
14,000	Series 8, VRDO, LIQ: Barclays Bank plc, 0.700%, 12/07/16 # (e)	14,000

	Total Variable Rate Demand Preferred Shares (Cost $34,000)	34,000

	Total Investments — 99.7% (Cost $345,127) *	345,127
	Other Assets in Excess of Liabilities — 0.3%	1,155

	NET ASSETS — 100.0%	$346,282

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2016.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$345,127	$—	$345,127

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.2% (t)
	California — 93.6%
	Certificate of Participation/Lease — 0.9%
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,343
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,644

		2,987

	Education — 7.0%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,072
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,756
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,823
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,177
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,069
	California State University, Systemwide,
2,000	Series A, Rev., 5.000%, 11/01/32	2,284
1,000	Series C, Rev., AGM, 5.000%, 11/01/19	1,098
	Regents of the University of California,
2,000	Series L, Rev., 5.000%, 05/15/29	2,301
2,000	Series L, Rev., 5.000%, 05/15/27	2,328
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,124
1,500	Series AM, Rev., 5.000%, 05/15/28	1,719
2,500	Series AR, Rev., 5.000%, 05/15/33	2,856
1,500	Series AR, Rev., 5.000%, 05/15/34	1,707

		23,314

	General Obligation — 26.7%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,421
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,142
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,378
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,487
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,265
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	989
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,719
	County of Napa, Napa Valley Community College District, Election 2002,
315	Series C, GO, NATL-RE, Zero Coupon, 08/01/21 (p)	257
1,185	Series C, GO, NATL-RE, Zero Coupon, 08/01/21	967
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,355
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	792
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,135
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	979
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,120
1,800	County of San Mateo, South San Francisco Unified School District, Capital Appreciation, Series C, GO, Zero Coupon, 09/01/28	1,177
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	1,968
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,151

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,533
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,140
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,309
1,015	GO, Zero Coupon, 08/01/25	780
1,500	GO, Zero Coupon, 08/01/26	1,098
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,825
1,750	GO, 5.000%, 08/01/28	1,993
900	Series C, GO, 5.000%, 08/01/30	1,023
1,560	Series C, GO, 5.000%, 08/01/31	1,765
	Los Angeles Community College District,
1,140	GO, 5.000%, 08/01/32	1,310
1,500	Series A, GO, 5.000%, 08/01/31	1,714
2,500	Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series A, GO, 5.000%, 07/01/17	2,560
1,000	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,087
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/31	289
880	GO, Zero Coupon, 07/01/32	484
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,457
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,439
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,051
2,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/32	2,305
2,500	San Francisco City & County, Earthquake Safety & Emergency, Series D, GO, 3.000%, 06/15/25	2,561
2,000	San Mateo County Community College District, Series A, GO, NATL-RE, Zero Coupon, 09/01/29	1,286
1,005	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.000%, 09/01/30	1,137
2,500	Sequoia Union High School District, County of San Mateo, GO, 4.000%, 07/01/28	2,659
	State of California,
1,000	GO, 5.000%, 09/01/19	1,003
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,399
1,000	GO, 5.000%, 09/01/21	1,133
3,500	GO, 5.000%, 11/01/21	3,625
2,980	GO, 5.000%, 08/01/22	2,999
2,000	GO, 5.000%, 04/01/24	2,098
1,575	GO, 5.250%, 09/01/27	1,800
90	GO, NATL-RE-IBC, 6.250%, 10/01/02	92
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,673
2,000	State of California, School Facilities, GO, 4.000%, 09/01/32	2,057
	State of California, Various Purpose,
2,000	GO, 5.000%, 09/01/26	2,377
2,000	GO, 5.000%, 12/01/29	2,273
1,000	GO, 5.000%, 09/01/30	1,126
1,500	GO, 5.000%, 08/01/31	1,693
3,000	GO, 5.000%, 10/01/32	3,391
2,310	GO, 5.250%, 10/01/22	2,540
1,000	GO, 5.500%, 04/01/23	1,089

		89,475

	Hospital — 6.8%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,111
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,697
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,063
250	Rev., 5.000%, 11/15/30	281
400	Rev., 5.000%, 11/15/32	444
2,000	Series A, Rev., 5.000%, 08/15/33	2,222
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	660
850	Series A, Rev., 5.000%, 08/15/28	961
1,000	Series A, Rev., 5.000%, 08/15/30	1,138
655	Series A, Rev., 5.000%, 08/15/30	722

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	California Health Facilities Financing Authority, Providence St. Joseph Health,
1,250	Series A, Rev., 4.000%, 10/01/24	1,386
1,400	Series A, Rev., 4.000%, 10/01/34	1,374
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,119
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series A, Rev., 5.000%, 11/15/31	1,659
1,150	Series A, Rev., 5.000%, 11/15/32	1,266
1,000	Series A, Rev., 5.500%, 08/15/18	1,074
3,000	Series C, Rev., 1.000%, 08/15/19	2,938
1,000	Series D, Rev., 5.000%, 08/15/25	1,123
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	564

		22,802

	Housing — 0.2%
530	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 7.500%, 05/01/23 (p)	629

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.000%, 11/01/25	1,454

	Other Revenue — 7.7%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	947
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,089
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,167
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/30	1,126
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,112
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,017
	City of Chula Vista, Municipal Financing Authority,
1,485	Rev., 4.000%, 05/01/23	1,617
1,435	Rev., 4.000%, 05/01/24	1,553
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,645
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	577
270	Rev., 5.000%, 09/01/31	311
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.000%, 10/15/33	2,655
2,500	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.000%, 07/01/34	2,570
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	692
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,404
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.000%, 07/15/31	2,286
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	901
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	906
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,129

		25,704

	Prerefunded — 12.6%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 04/01/19 (p)	1,663
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/19 (p)	1,624

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,638
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,801
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,496
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/19 (p)	1,659
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,572
20	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.250%, 07/01/19 (p)	22
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/19 (p)	1,094
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,654
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 02/01/18 (p)	2,274
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/21 (p)	1,141
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,600
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/17 (p)	1,604
5,040	Irvine Ranch Water District, COP, 5.000%, 03/01/20 (p)	5,579
1,000	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,024
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	1,146
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/16 (p)	1,240
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
1,000	Series A, Rev., 5.000%, 08/01/18 (p)	1,063
1,500	Series A, Rev., 5.000%, 05/15/19 (p)	1,631
2,000	Series B, Rev., 5.000%, 08/01/19 (p)	2,185
385	San Francisco City & County Airports Commission, San Francisco International Airport, Series D, Rev., 5.000%, 05/03/21 (p)	437
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 05/01/20 (p)	2,646
1,030	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.000%, 09/01/23 (p)	1,214
20	State of California, GO, 5.000%, 02/01/17 (p)	20
1,000	State of California, Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	1,055
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,060

		42,142

	Special Tax — 0.4%
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,315

	Transportation — 14.7%
2,000	Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien, Series B, Rev., AGM, 5.000%, 10/01/35	2,211
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,335
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,102
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,145
1,000	Series A, Rev., 5.000%, 05/15/25	1,109
250	Series B, Rev., 5.000%, 05/15/24	294
250	Series B, Rev., 5.000%, 05/15/26	289
1,500	Series B, Rev., 5.000%, 05/15/26	1,663
225	Series B, Rev., 5.000%, 05/15/27	259
2,500	Series C, Rev., 5.000%, 11/15/18	2,683
	City of Los Angeles, Department of Airports, Los Angeles International Airport,
2,000	Series A, Rev., 5.000%, 05/15/26	2,213

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
1,000	Series A, Rev., 5.000%, 05/15/27	1,106
1,250	Series C, Rev., 5.000%, 05/15/31	1,410
	City of Los Angeles, Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,122
1,500	Series A, Rev., AMT, 5.000%, 08/01/24	1,735
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,660
1,000	Series B, Rev., 5.000%, 08/01/25	1,133
2,000	Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 03/01/32	2,279
	County of Los Angeles, Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 07/01/20	1,674
2,000	Series A, Rev., 5.250%, 07/01/23	2,241
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,582
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,392
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,219
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,250
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,112
1,500	San Francisco Bay Area Rapid Transit District, Sales Tax, Rev., 5.000%, 07/01/27	1,651
1,615	San Francisco City & County Airports Commission, San Francisco International Airport, Rev., 5.000%, 05/01/26	1,818
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,055
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,586
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,228
1,200	Series B, Rev., 5.000%, 05/01/18	1,262
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,525

		49,343

	Utility — 7.8%
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,129
	City of Los Angeles, Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,633
1,500	Series B, Rev., 5.000%, 07/01/34	1,697
1,500	Series B, Rev., 5.250%, 07/01/23	1,644
1,480	Series B, Rev., 5.250%, 07/01/24	1,621
1,500	Series C, Rev., 5.000%, 07/01/27	1,732
	City of Los Angeles, Department of Water and Power, Water System,
1,000	Series A, Rev., 5.000%, 07/01/33	1,136
1,000	Series A, Rev., 5.000%, 07/01/34	1,131
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,663
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,633
1,600	Santa Clara Valley Water District and Water Utilities System, Series A, Rev., 5.000%, 06/01/30	1,854
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,135
500	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.000%, 07/01/25	565
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,259
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,463

		26,295

	Water & Sewer — 8.4%
2,000	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/23	2,361
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.000%, 12/01/24	1,742
1,700	Series AF, Rev., 5.000%, 12/01/25	1,823
145	Series AG, Rev., 5.000%, 12/01/24	160
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/31	2,279
1,500	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/33	1,697

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,220
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,340
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	892
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,712
1,000	Series D, Rev., 5.000%, 07/01/20	1,087
2,000	Series F, Rev., 5.000%, 07/01/28	2,299
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	3,999
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.000%, 08/01/30	1,208
1,420	Rev., 5.000%, 08/01/31	1,627
2,410	Rev., 5.000%, 08/01/32	2,746

		28,192

	Total California	313,652

	Kentucky — 0.3%
	Other Revenue — 0.3%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,067

	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,030

	Total Municipal Bonds (Cost $310,871)	315,749

SHARES
Short-Term Investment — 4.6%
	Investment Company — 4.6%
15,493	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $15,493)	15,493

	Total Investments — 98.8% (Cost $326,364)	331,242
	Other Assets in Excess of Liabilities — 1.2%	3,917

	NET ASSETS — 100.0%	$335,159

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,065
Aggregate gross unrealized depreciation	(6,187)

Net unrealized appreciation/depreciation	$4,878

Federal income tax cost of investments	$326,364

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,493	$315,749	$—	$331,242

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 92.3%
	Consumer Discretionary — 6.1%
	Auto Components — 0.1%
	Dana, Inc.,
1,500	5.500%, 12/15/24	1,507
1,000	6.000%, 09/15/23	1,040

		2,547

	Automobiles — 0.8%
	Daimler Finance North America LLC,
8,735	1.500%, 07/05/19 (e)	8,584
9,690	2.250%, 03/02/20 (e)	9,649

		18,233

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	580

	Hotels, Restaurants & Leisure — 0.5%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	1,030
1,000	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	1,063
	McDonald’s Corp.,
5,190	3.700%, 02/15/42	4,572
1,705	4.875%, 12/09/45	1,802
	MGM Resorts International,
500	6.000%, 03/15/23	538
2,000	7.750%, 03/15/22	2,285
500	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	507
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	493

		12,290

	Household Durables — 0.0% (g)
1,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	1,020

	Internet & Direct Marketing Retail — 0.1%
1,135	Amazon.com, Inc., 3.800%, 12/05/24	1,188

	Media — 3.8%
	21st Century Fox America, Inc.,
1,455	4.750%, 09/15/44	1,451
5,060	4.950%, 10/15/45	5,199
500	AMC Networks, Inc., 5.000%, 04/01/24	501
18,525	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 07/23/25 (e)	19,311
	Clear Channel Worldwide Holdings, Inc.,
3,100	Series B, 6.500%, 11/15/22	3,127
500	Series B, 7.625%, 03/15/20	493
	Comcast Corp.,
1,750	2.350%, 01/15/27	1,614
2,870	3.150%, 03/01/26	2,847
3,125	3.400%, 07/15/46	2,676
6,670	4.600%, 08/15/45	6,885
2,860	4.750%, 03/01/44	3,012
	DISH DBS Corp.,
2,500	5.000%, 03/15/23	2,469
1,000	5.875%, 11/15/24	1,014
1,705	NBCUniversal Media LLC, 4.450%, 01/15/43	1,725
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	515
500	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	495
500	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	510
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,028
1,000	Sinclair Television Group, Inc., 5.125%, 02/15/27 (e)	930
	Sirius XM Radio, Inc.,
2,000	5.750%, 08/01/21 (e)	2,092
1,500	6.000%, 07/15/24 (e)	1,560
	Time Warner Cable, Inc.,
1,140	5.000%, 02/01/20	1,208
1,655	5.500%, 09/01/41	1,647
	Time Warner, Inc.,
2,110	3.800%, 02/15/27	2,097
4,700	4.850%, 07/15/45	4,617
1,185	4.900%, 06/15/42	1,166
715	5.350%, 12/15/43	750
7,676	Viacom, Inc., 4.375%, 03/15/43	6,699
1,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	1,020
	Walt Disney Co. (The),
2,940	1.850%, 07/30/26	2,628
3,290	3.000%, 07/30/46	2,726

		84,012

	Multiline Retail — 0.2%
4,270	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	3,455

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — 0.6%
	Home Depot, Inc. (The),
4,460	3.500%, 09/15/56	3,874
3,900	4.250%, 04/01/46	4,011
1,710	Lowe’s Cos., Inc., 4.375%, 09/15/45	1,735
2,200	PetSmart, Inc., 7.125%, 03/15/23 (e)	2,252
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	466

		12,338

	Total Consumer Discretionary	135,663

	Consumer Staples — 8.7%
	Beverages — 2.9%
	Anheuser-Busch InBev Finance, Inc.,
7,295	1.900%, 02/01/19	7,294
785	2.625%, 01/17/23	766
5,765	2.650%, 02/01/21	5,783
31,585	3.650%, 02/01/26	31,737
2,550	4.900%, 02/01/46	2,722
	Molson Coors Brewing Co.,
2,030	2.100%, 07/15/21	1,977
2,980	3.000%, 07/15/26	2,803
660	4.200%, 07/15/46	608
8,020	PepsiCo, Inc., 3.450%, 10/06/46	7,150
4,310	Pernod-Ricard S.A., (France), 3.250%, 06/08/26 (e)	4,139

		64,979

	Food & Staples Retailing — 2.7%
	CVS Health Corp.,
15,100	2.125%, 06/01/21	14,795
1,973	2.750%, 12/01/22	1,934
6,490	2.875%, 06/01/26	6,137
2,302	3.875%, 07/20/25	2,359
585	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	599
	Kroger Co. (The),
11,890	3.300%, 01/15/21	12,186
1,380	3.850%, 08/01/23	1,435
2,015	3.875%, 10/15/46	1,786
1,305	Sysco Corp., 2.500%, 07/15/21	1,294
	Walgreens Boots Alliance, Inc.,
2,505	2.600%, 06/01/21	2,492
6,054	3.800%, 11/18/24	6,148
8,260	Wal-Mart Stores, Inc., 4.000%, 04/11/43	8,237

		59,402

	Food Products — 0.8%
	Kraft Heinz Foods Co.,
2,815	3.000%, 06/01/26	2,654
4,805	4.375%, 06/01/46	4,550
3,564	5.200%, 07/15/45	3,787
4,215	Mondelez International Holdings Netherlands B.V., (Netherlands), 2.000%, 10/28/21 (e)	4,060
1,000	Post Holdings, Inc., 7.750%, 03/15/24 (e)	1,102

		16,153

	Tobacco — 2.3%
	Altria Group, Inc.,
9,175	2.850%, 08/09/22	9,168
2,125	3.875%, 09/16/46	1,960
7,940	4.000%, 01/31/24	8,376
	B.A.T. International Finance plc, (United Kingdom),
3,220	2.750%, 06/15/20 (e)	3,240
856	3.250%, 06/07/22 (e)	865
1,660	Imperial Tobacco Finance plc, (United Kingdom), 4.250%, 07/21/25 (e)	1,706
	Philip Morris International, Inc.,
7,953	2.125%, 05/10/23	7,590
2,665	3.250%, 11/10/24	2,683
2,690	4.250%, 11/10/44	2,644
12,470	Reynolds American, Inc., 4.450%, 06/12/25	13,193

		51,425

	Total Consumer Staples	191,959

	Energy — 7.5%
	Energy Equipment & Services — 0.3%
6,350	Halliburton Co., 3.800%, 11/15/25	6,368

	Oil, Gas & Consumable Fuels — 7.2%
	Apache Corp.,
739	2.625%, 01/15/23	702
3,670	3.250%, 04/15/22	3,688
1,880	Boardwalk Pipelines LP, 5.950%, 06/01/26	2,003
	BP Capital Markets plc, (United Kingdom),
2,275	2.750%, 05/10/23	2,220
3,010	3.062%, 03/17/22	3,041
2,035	3.119%, 05/04/26	1,972
4,940	3.216%, 11/28/23	4,932
5,495	3.535%, 11/04/24	5,538

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,195	3.814%, 02/10/24	2,267
	Buckeye Partners LP,
1,390	3.950%, 12/01/26	1,331
2,830	5.600%, 10/15/44	2,728
	Canadian Natural Resources Ltd., (Canada),
3,316	3.800%, 04/15/24	3,234
5,993	3.900%, 02/01/25	5,879
1,670	Cenovus Energy, Inc., (Canada), 5.200%, 09/15/43	1,515
	Chevron Corp.,
3,345	2.100%, 05/16/21	3,306
3,515	2.419%, 11/17/20	3,538
2,370	2.566%, 05/16/23	2,328
	Columbia Pipeline Group, Inc.,
1,807	4.500%, 06/01/25	1,875
2,690	5.800%, 06/01/45	3,016
6,832	ConocoPhillips Co., 4.950%, 03/15/26	7,426
	Devon Energy Corp.,
375	3.250%, 05/15/22	364
2,395	5.000%, 06/15/45	2,227
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,787
3,059	5.150%, 02/01/43	2,731
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	3,027
1,555	3.750%, 02/15/25	1,554
3,524	3.900%, 02/15/24	3,596
3,798	4.850%, 03/15/44	3,625
5,100	4.900%, 05/15/46	4,951
9,515	Exxon Mobil Corp., 2.726%, 03/01/23	9,492
	Hess Corp.,
2,775	4.300%, 04/01/27	2,623
3,420	5.800%, 04/01/47	3,293
	Kinder Morgan Energy Partners LP,
365	5.000%, 08/15/42	332
1,110	5.000%, 03/01/43	1,014
3,935	5.625%, 09/01/41	3,743
2,985	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	3,106
	Magellan Midstream Partners LP,
555	4.250%, 09/15/46	501
2,420	5.000%, 03/01/26	2,646
2,710	MPLX LP, 4.000%, 02/15/25	2,575
	Noble Energy, Inc.,
1,765	5.050%, 11/15/44	1,672
3,095	5.250%, 11/15/43	3,003
500	Oasis Petroleum, Inc., 6.875%, 01/15/23	512
2,395	ONEOK Partners LP, 6.125%, 02/01/41	2,522
6,432	Phillips 66, 4.875%, 11/15/44	6,601
1,435	Phillips 66 Partners LP, 4.900%, 10/01/46	1,337
3,310	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	3,584
7,355	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	7,623
	Spectra Energy Partners LP,
1,430	3.375%, 10/15/26	1,352
725	4.500%, 03/15/45	663
3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	3,643
	Sunoco Logistics Partners Operations LP,
870	5.300%, 04/01/44	810
5,625	5.350%, 05/15/45	5,228
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,656
238	Total Capital International S.A., (France), 2.700%, 01/25/23	235
472	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	473
	Western Gas Partners LP,
1,998	3.950%, 06/01/25	1,931
1,350	4.650%, 07/01/26	1,366
725	5.450%, 04/01/44	705

		160,642

	Total Energy	167,010

	Financials — 31.8%
	Banks — 17.4%
4,145	ABN AMRO Bank N.V., (Netherlands), 2.450%, 06/04/20 (e)	4,134
5,455	Australia & New Zealand Banking Group Ltd., (Australia), 4.400%, 05/19/26 (e)	5,484
	Bank of America Corp.,
10,895	2.503%, 10/21/22	10,573
2,000	2.625%, 10/19/20	1,999
4,520	3.300%, 01/11/23	4,523
7,290	3.875%, 08/01/25	7,412
5,065	4.450%, 03/03/26	5,196

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,760	5.000%, 01/21/44	1,900
2,775	Series L, 2.250%, 04/21/20	2,749
11,521	Series L, 2.600%, 01/15/19	11,623
10,789	Series L, 3.950%, 04/21/25	10,683
12,175	Bank of Montreal, (Canada), 1.900%, 08/27/21	11,823
	Bank of Nova Scotia (The), (Canada),
14,380	1.650%, 06/14/19	14,232
2,816	2.450%, 03/22/21	2,804
7,806	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	8,091
2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,821
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,285
15,925	3.375%, 02/15/23	15,795
	Citigroup, Inc.,
5,000	2.650%, 10/26/20	5,016
5,220	2.700%, 03/30/21	5,214
2,830	3.400%, 05/01/26	2,747
10,490	3.700%, 01/12/26	10,454
4,935	4.400%, 06/10/25	5,034
1,160	4.450%, 09/29/27	1,173
4,320	4.600%, 03/09/26	4,446
1,910	4.750%, 05/18/46	1,879
2,555	Citizens Financial Group, Inc., 2.375%, 07/28/21	2,494
10,535	Commonwealth Bank of Australia, (Australia), 1.750%, 11/07/19 (e)	10,407
	Cooperatieve Rabobank UA, (Netherlands),
4,175	2.250%, 01/14/20	4,168
3,400	3.750%, 07/21/26	3,293
	Credit Agricole S.A., (France),
3,570	2.375%, 07/01/21 (e)	3,513
1,220	2.750%, 06/10/20 (e)	1,226
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
2,870	3.125%, 12/10/20	2,835
4,800	3.450%, 04/16/21	4,797
3,385	4.550%, 04/17/26	3,432
	Discover Bank,
2,515	3.200%, 08/09/21	2,531
3,390	3.450%, 07/27/26	3,251
5,520	4.200%, 08/08/23	5,726
4,725	Fifth Third Bank, 3.850%, 03/15/26	4,756
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	542
12,215	4.125%, 08/12/20 (e)	12,800
3,110	4.750%, 01/19/21 (e)	3,335
	HSBC Holdings plc, (United Kingdom),
7,230	3.600%, 05/25/23	7,256
5,665	4.375%, 11/23/26	5,626
2,575	Huntington National Bank (The), 2.200%, 11/06/18	2,583
3,935	Intesa Sanpaolo S.p.A., (Italy), 3.875%, 01/15/19	4,010
4,300	KeyBank N.A., 3.400%, 05/20/26	4,179
5,060	Lloyds Bank plc, (United Kingdom), 2.050%, 01/22/19	5,055
555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	535
3,050	MUFG Union Bank N.A., 2.250%, 05/06/19	3,058
	Royal Bank of Canada, (Canada),
8,725	1.500%, 07/29/19	8,608
5,715	1.625%, 04/15/19	5,666
4,195	2.000%, 12/10/18	4,210
2,590	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	2,499
6,860	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,895
	Skandinaviska Enskilda Banken AB, (Sweden),
5,000	1.750%, 03/19/18 (e)	4,994
1,480	2.375%, 11/20/18 (e)	1,492
8,995	2.625%, 11/17/20 (e)	9,025
3,250	SunTrust Bank, 3.300%, 05/15/26	3,141
9,065	Svenska Handelsbanken AB, (Sweden), 2.400%, 10/01/20	9,038
	Toronto-Dominion Bank (The), (Canada),
4,425	2.125%, 04/07/21	4,368
5,305	2.500%, 12/14/20	5,340
2,305	VAR, 3.625%, 09/15/31	2,216
	U.S. Bancorp,
2,110	3.100%, 04/27/26	2,057
4,215	Series V, 2.375%, 07/22/26	3,913
	UBS Group Funding Jersey Ltd., (Jersey),
8,545	2.650%, 02/01/22 (e)	8,295
7,775	4.125%, 04/15/26 (e)	7,836

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	Wells Fargo & Co.,
8,695	2.500%, 03/04/21	8,665
6,915	3.000%, 10/23/26	6,599
3,005	4.400%, 06/14/46	2,899
2,000	4.650%, 11/04/44	1,987
3,330	4.900%, 11/17/45	3,450
	Westpac Banking Corp., (Australia),
9,720	2.000%, 08/19/21	9,461
4,460	VAR, 4.322%, 11/23/31	4,412

		387,564

	Capital Markets — 5.6%
	Bank of New York Mellon Corp. (The),
1,235	2.500%, 04/15/21	1,234
9,425	Series G, 2.150%, 02/24/20	9,406
	Credit Suisse AG, (Switzerland),
10,715	1.700%, 04/27/18	10,682
4,580	1.750%, 01/29/18	4,574
	Goldman Sachs Group, Inc. (The),
7,715	2.350%, 11/15/21	7,491
6,340	2.375%, 01/22/18	6,379
18,696	3.500%, 01/23/25	18,590
5,435	2.625%, 04/25/21	5,400
725	3.625%, 01/22/23	741
2,775	3.750%, 02/25/26	2,784
2,195	4.250%, 10/21/25	2,219
2,205	4.750%, 10/21/45	2,296
3,285	5.150%, 05/22/45	3,376
	Morgan Stanley,
2,395	2.500%, 04/21/21	2,367
8,160	2.625%, 11/17/21	8,065
1,870	2.650%, 01/27/20	1,881
10,190	2.800%, 06/16/20	10,273
925	3.700%, 10/23/24	936
5,075	3.875%, 01/27/26	5,134
2,000	3.950%, 04/23/27	1,977
3,510	4.000%, 07/23/25	3,587
2,090	4.300%, 01/27/45	2,070
2,270	4.350%, 09/08/26	2,318
3,855	Series F, 3.875%, 04/29/24	3,953
802	State Street Corp., 2.550%, 08/18/20	809
6,000	UBS AG, (Switzerland), 1.800%, 03/26/18	6,001

		124,543

	Consumer Finance — 3.1%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
2,000	2.750%, 05/15/17	2,005
9,235	3.950%, 02/01/22	9,350
2,000	Ally Financial, Inc., 4.250%, 04/15/21	1,970
1,780	American Express Co., 1.550%, 05/22/18	1,777
	Ford Motor Credit Co. LLC,
4,515	3.200%, 01/15/21	4,505
7,170	3.664%, 09/08/24	6,983
7,845	4.134%, 08/04/25	7,756
2,970	4.375%, 08/06/23	3,044
1,870	4.389%, 01/08/26	1,892
	General Motors Financial Co., Inc.,
4,115	2.400%, 04/10/18	4,117
5,895	3.100%, 01/15/19	5,946
235	3.250%, 05/15/18	237
2,710	4.000%, 01/15/25	2,630
10,645	4.000%, 10/06/26	10,129
	John Deere Capital Corp.,
3,090	2.375%, 07/14/20	3,100
1,575	2.450%, 09/11/20	1,576
1,195	Synchrony Financial, 4.250%, 08/15/24	1,213

		68,230

	Diversified Financial Services — 2.9%
	Berkshire Hathaway, Inc.,
10,615	2.750%, 03/15/23	10,568
3,910	3.125%, 03/15/26	3,870
4,345	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	4,583
12,705	GE Capital International Funding Co., Unlimited Co., (Ireland), 4.418%, 11/15/35	13,200
	National Rural Utilities Cooperative Finance Corp.,
2,390	2.700%, 02/15/23	2,382
2,245	2.850%, 01/27/25	2,212
4,265	Protective Life Global Funding, 1.722%, 04/15/19 (e)	4,245
	Shell International Finance B.V., (Netherlands),
1,968	3.750%, 09/12/46	1,761
6,350	4.000%, 05/10/46	5,876
4,830	4.550%, 08/12/43	4,843

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
	Siemens Financieringsmaatschappij N.V., (Netherlands),
3,460	2.000%, 09/15/23 (e)	3,253
2,760	2.350%, 10/15/26 (e)	2,553
	Voya Financial, Inc.,
1,723	2.900%, 02/15/18	1,743
1,285	3.650%, 06/15/26	1,239
2,635	4.800%, 06/15/46	2,480

		64,808

	Insurance — 2.8%
	American International Group, Inc.,
2,385	3.900%, 04/01/26	2,412
583	4.125%, 02/15/24	606
1,900	4.500%, 07/16/44	1,848
3,715	4.800%, 07/10/45	3,802
527	4.875%, 06/01/22	573
	Arch Capital Finance LLC,
1,570	4.011%, 12/15/26	1,570
1,145	5.031%, 12/15/46	1,149
1,570	Guardian Life Global Funding, 2.000%, 04/26/21 (e)	1,538
7,605	Jackson National Life Global Funding, 2.250%, 04/29/21 (e)	7,504
4,140	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	4,052
	MetLife, Inc.,
410	4.050%, 03/01/45	392
3,325	4.125%, 08/13/42	3,199
1,100	6.400%, 12/15/36	1,191
	Metropolitan Life Global Funding I,
1,460	2.000%, 04/14/20 (e)	1,442
4,625	3.000%, 01/10/23 (e)	4,641
	New York Life Global Funding,
4,000	1.950%, 02/11/20 (e)	3,964
2,200	2.000%, 04/13/21 (e)	2,162
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,544
695	2.200%, 05/16/19 (e)	699
2,460	2.550%, 11/24/20 (e)	2,465
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,050
4,285	5.100%, 08/15/43	4,663
3,060	5.375%, 06/21/20	3,344
1,160	VAR, 5.200%, 03/15/44	1,156
3,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	3,950
1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,092

		62,008

	Total Financials	707,153

	Health Care — 9.1%
	Biotechnology — 2.2%
	AbbVie, Inc.,
6,367	2.500%, 05/14/20	6,349
6,675	3.600%, 05/14/25	6,577
5,945	4.450%, 05/14/46	5,556
	Amgen, Inc.,
2,235	2.600%, 08/19/26	2,068
7,005	4.400%, 05/01/45	6,664
	Baxalta, Inc.,
1,320	3.600%, 06/23/22	1,337
3,270	4.000%, 06/23/25	3,294
3,045	Biogen, Inc., 5.200%, 09/15/45	3,259
1,885	Celgene Corp., 5.000%, 08/15/45	1,938
	Gilead Sciences, Inc.,
4,575	2.950%, 03/01/27	4,343
3,305	4.500%, 02/01/45	3,251
660	4.600%, 09/01/35	677
3,390	4.750%, 03/01/46	3,476

		48,789

	Health Care Equipment & Supplies — 1.6%
	Abbott Laboratories,
4,625	2.900%, 11/30/21	4,597
6,035	3.750%, 11/30/26	5,940
1,830	4.900%, 11/30/46	1,842
3,485	Becton, Dickinson & Co., 3.734%, 12/15/24	3,565
325	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	335
500	Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21 (e)	527
	Medtronic, Inc.,
6,765	3.150%, 03/15/22	6,930
7,750	3.500%, 03/15/25	7,942
	Stryker Corp.,
800	3.500%, 03/15/26	802
2,125	4.625%, 03/15/46	2,111

		34,591

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — 2.0%
	Aetna, Inc.,
2,025	3.200%, 06/15/26	1,982
2,970	3.500%, 11/15/24	2,978
4,135	3.950%, 09/01/20	4,331
1,695	4.250%, 06/15/36	1,679
	Anthem, Inc.,
620	2.300%, 07/15/18	623
3,635	3.500%, 08/15/24	3,626
1,130	3.700%, 08/15/21	1,171
650	4.625%, 05/15/42	642
2,495	5.100%, 01/15/44	2,607
1,905	Cigna Corp., 4.000%, 02/15/22	1,987
3,030	Express Scripts Holding Co., 3.400%, 03/01/27	2,867
	HCA, Inc.,
2,000	5.375%, 02/01/25	1,958
1,000	5.875%, 03/15/22	1,074
2,000	5.875%, 02/15/26	1,992
500	HealthSouth Corp., 5.750%, 11/01/24	501
	McKesson Corp.,
1,035	2.850%, 03/15/23	1,008
1,930	3.796%, 03/15/24	1,970
	Tenet Healthcare Corp.,
280	4.500%, 04/01/21	272
720	6.000%, 10/01/20	732
250	6.750%, 02/01/20	234
2,750	8.125%, 04/01/22	2,509
	UnitedHealth Group, Inc.,
3,955	3.100%, 03/15/26	3,915
1,900	3.750%, 07/15/25	1,971
1,545	3.950%, 10/15/42	1,471
1,455	4.750%, 07/15/45	1,590

		45,690

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
3,070	2.950%, 09/19/26	2,896
5,800	4.150%, 02/01/24	6,052

		8,948

	Pharmaceuticals — 2.9%
	Actavis Funding SCS, (Luxembourg),
6,051	2.350%, 03/12/18	6,087
6,270	3.800%, 03/15/25	6,297
6,095	4.550%, 03/15/35	5,972
935	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	972
	Mylan N.V., (Netherlands),
9,265	3.950%, 06/15/26 (e)	8,675
1,585	5.250%, 06/15/46 (e)	1,452
1,440	Mylan, Inc., 2.600%, 06/24/18	1,447
1,455	Perrigo Finance Unlimited Co., (Ireland), 3.900%, 12/15/24	1,419
6,540	Pfizer, Inc., 3.000%, 12/15/26	6,431
	Shire Acquisitions Investments Ireland DAC, (Ireland),
2,760	2.875%, 09/23/23	2,623
6,395	3.200%, 09/23/26	5,992
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
5,010	2.800%, 07/21/23	4,730
8,345	3.150%, 10/01/26	7,681
2,260	4.100%, 10/01/46	1,938
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e)	1,044
1,600	7.250%, 07/15/22 (e)	1,312
500	7.500%, 07/15/21 (e)	422

		64,494

	Total Health Care	202,512

	Industrials — 4.5%
	Aerospace & Defense — 0.7%
1,125	L-3 Communications Corp., 3.850%, 12/15/26	1,122
	Lockheed Martin Corp.,
1,390	3.550%, 01/15/26	1,425
4,210	3.800%, 03/01/45	3,911
2,378	Northrop Grumman Corp., 3.850%, 04/15/45	2,244
1,370	Textron, Inc., 3.875%, 03/01/25	1,379
	United Technologies Corp.,
4,315	3.750%, 11/01/46	4,029
811	4.150%, 05/15/45	807

		14,917

	Air Freight & Logistics — 0.2%
4,185	FedEx Corp., 4.100%, 02/01/45	3,868

	Airlines — 0.8%
3,510	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	3,517

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Airlines — continued
1,369	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,410
499	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	535
4,015	American Airlines 2016-3 Class AA Pass-Through Trust, 3.000%, 10/15/28	3,867
643	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	753
841	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	889
537	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	554
4,700	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	4,747
875	United Airlines 2016-1 Class AA Pass-Through Trust, 3.100%, 07/07/28	857

		17,129

	Building Products — 0.1%
	Masco Corp.,
1,530	3.500%, 04/01/21	1,538
1,860	4.375%, 04/01/26	1,874

		3,412

	Commercial Services & Supplies — 0.1%
1,000	ADT Corp. (The), 3.500%, 07/15/22	941
500	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	513

		1,454

	Industrial Conglomerates — 0.5%
5,750	General Electric Co., 4.500%, 03/11/44	6,035
6,785	Honeywell International, Inc., 2.500%, 11/01/26	6,401

		12,436

	Machinery — 0.3%
4,340	Illinois Tool Works, Inc., 2.650%, 11/15/26	4,149
1,250	SPX FLOW, Inc., 5.875%, 08/15/26 (e)	1,222
1,000	Terex Corp., 6.000%, 05/15/21	1,013

		6,384

	Road & Rail — 1.1%
1,250	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	1,308
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,000	5.125%, 06/01/22 (e)	965
750	5.500%, 04/01/23	725
	Burlington Northern Santa Fe LLC,
1,600	3.650%, 09/01/25	1,668
4,215	3.900%, 08/01/46	4,041
1,298	4.100%, 06/01/21	1,384
765	4.150%, 04/01/45	760
2,080	4.450%, 03/15/43	2,143
3,530	CSX Corp., 2.600%, 11/01/26	3,303
	Hertz Corp. (The),
1,750	6.250%, 10/15/22	1,649
500	7.375%, 01/15/21	502
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,699

		24,147

	Trading Companies & Distributors — 0.7%
	Air Lease Corp.,
3,505	3.000%, 09/15/23	3,345
4,460	3.375%, 06/01/21	4,531
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,677
1,000	5.875%, 04/01/19	1,065
	United Rentals North America, Inc.,
475	5.750%, 11/15/24	492
443	7.625%, 04/15/22	468

		16,578

	Total Industrials	100,325

	Information Technology — 6.6%
	Communications Equipment — 1.2%
	Cisco Systems, Inc.,
6,150	2.200%, 02/28/21	6,114
8,396	2.600%, 02/28/23	8,290
1,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	1,041
	Harris Corp.,
5,445	2.700%, 04/27/20	5,454
3,450	3.832%, 04/27/25	3,490
2,070	5.054%, 04/27/45	2,143

		26,532

	Electronic Equipment, Instruments & Components — 0.1%
1,750	Zebra Technologies Corp., 7.250%, 10/15/22	1,892

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	IT Services — 0.5%
	First Data Corp.,
2,000	5.375%, 08/15/23 (e)	2,070
1,000	5.750%, 01/15/24 (e)	1,013
649	6.750%, 11/01/20 (e)	673
8,075	Visa, Inc., 3.150%, 12/14/25	8,074

		11,830

	Semiconductors & Semiconductor Equipment — 0.7%
	Amkor Technology, Inc.,
1,500	6.375%, 10/01/22	1,543
235	6.625%, 06/01/21	240
	Analog Devices, Inc.,
3,255	3.125%, 12/05/23	3,243
3,490	3.500%, 12/05/26	3,468
490	4.500%, 12/05/36	487
3,140	Intel Corp., 4.100%, 05/19/46	3,083
1,545	Micron Technology, Inc., 5.250%, 01/15/24 (e)	1,510
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	793
1,000	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	1,048

		15,415

	Software — 2.2%
1,500	Infor U.S., Inc., 6.500%, 05/15/22	1,545
	Microsoft Corp.,
4,875	2.400%, 08/08/26	4,616
7,855	3.700%, 08/08/46	7,269
5,435	3.750%, 02/12/45	5,082
1,525	4.450%, 11/03/45	1,601
	Oracle Corp.,
7,775	1.900%, 09/15/21	7,590
8,295	2.400%, 09/15/23	8,013
1,645	2.500%, 05/15/22	1,628
2,415	2.950%, 05/15/25	2,371
1,625	4.000%, 07/15/46	1,540
6,805	4.125%, 05/15/45	6,548

		47,803

	Technology Hardware, Storage & Peripherals — 1.9%
	Apple, Inc.,
15,490	3.250%, 02/23/26	15,564
8,255	3.450%, 02/09/45	7,234
1,515	3.850%, 05/04/43	1,420
1,475	4.650%, 02/23/46	1,556
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4,660	4.420%, 06/15/21 (e)	4,793
2,885	5.450%, 06/15/23 (e)	3,006
6,085	6.020%, 06/15/26 (e)	6,372
835	8.350%, 07/15/46 (e)	971
2,000	Western Digital Corp., 7.375%, 04/01/23 (e)	2,160

		43,076

	Total Information Technology	146,548

	Materials — 1.1%
	Chemicals — 0.7%
2,615	Air Liquide Finance S.A., (France), 1.750%, 09/27/21 (e)	2,521
750	Ashland LLC, 4.750%, 08/15/22	771
	CF Industries, Inc.,
2,395	3.400%, 12/01/21 (e)	2,372
895	4.500%, 12/01/26 (e)	878
2,445	5.375%, 03/15/44	1,950
1,250	Hexion, Inc., 6.625%, 04/15/20	1,075
1,000	Huntsman International LLC, 5.125%, 11/15/22	1,015
	INEOS Group Holdings S.A., (Luxembourg),
1,000	5.625%, 08/01/24 (e)	977
585	5.875%, 02/15/19 (e)	594
3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	3,846

		15,999

	Containers & Packaging — 0.1%
1,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.750%, 10/15/20	1,029

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
1,090	4.125%, 02/24/42	1,055
1,185	5.000%, 09/30/43	1,315
550	Newcrest Finance Pty Ltd., (Australia), 5.750%, 11/15/41 (e)	527
3,663	Nucor Corp., 5.200%, 08/01/43	4,084

		6,981

	Total Materials	24,009

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate — 3.3%
	Equity Real Estate Investment Trusts (REITs) — 3.3%
	American Tower Corp.,
6,730	3.375%, 10/15/26	6,360
1,875	3.400%, 02/15/19	1,918
2,510	3.450%, 09/15/21	2,550
770	4.000%, 06/01/25	776
1,310	4.400%, 02/15/26	1,343
1,680	4.500%, 01/15/18	1,728
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,180
	Boston Properties LP,
2,635	3.650%, 02/01/26	2,620
1,210	3.850%, 02/01/23	1,242
3,775	Brixmor Operating Partnership LP, 3.875%, 08/15/22	3,845
1,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	1,037
	Crown Castle International Corp.,
1,615	3.400%, 02/15/21	1,642
2,631	3.700%, 06/15/26	2,551
2,814	4.450%, 02/15/26	2,891
4,740	DDR Corp., 3.500%, 01/15/21	4,805
5,740	Duke Realty LP, 3.875%, 02/15/21	5,985
	GEO Group, Inc. (The),
1,000	5.125%, 04/01/23	945
1,000	5.875%, 01/15/22	997
	HCP, Inc.,
4,095	3.400%, 02/01/25	3,913
2,285	4.000%, 06/01/25	2,264
1,415	4.200%, 03/01/24	1,433
910	Liberty Property LP, 4.400%, 02/15/24	952
	Realty Income Corp.,
955	3.000%, 01/15/27	898
2,070	4.125%, 10/15/26	2,127
3,265	Simon Property Group LP, 3.500%, 09/01/25	3,309
6,095	UDR, Inc., 2.950%, 09/01/26	5,750
340	Ventas Realty LP, 4.375%, 02/01/45	315
2,513	Vereit Operating Partnership LP, 4.600%, 02/06/24	2,567
	Welltower, Inc.,
1,320	3.750%, 03/15/23	1,341
4,170	4.000%, 06/01/25	4,258

	Total Real Estate	73,542

	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 4.6%
	AT&T, Inc.,
12,440	3.400%, 05/15/25	11,955
6,280	4.125%, 02/17/26	6,322
2,250	4.300%, 12/15/42	1,962
3,205	4.350%, 06/15/45	2,798
10,155	4.500%, 03/09/48 (e)	9,043
3,405	4.800%, 06/15/44	3,187
1,565	5.150%, 03/15/42	1,543
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.125%, 05/01/23 (e)	769
2,750	5.875%, 04/01/24 (e)	2,911
750	6.625%, 01/31/22	779
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22	247
1,750	Series W, 6.750%, 12/01/23	1,750
4,690	Deutsche Telekom International Finance B.V., (Netherlands), 2.485%, 09/19/23 (e)	4,468
1,250	Frontier Communications Corp., 11.000%, 09/15/25	1,253
1,750	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20	1,275
1,000	Level 3 Financing, Inc., 5.375%, 05/01/25	995
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	537
500	SFR Group S.A., (France), 6.000%, 05/15/22 (e)	504
2,850	Sprint Capital Corp., 8.750%, 03/15/32	2,992
	Verizon Communications, Inc.,
7,311	2.625%, 02/21/20	7,360
6,408	2.625%, 08/15/26	5,902
7,824	3.850%, 11/01/42	6,739
5,235	4.125%, 08/15/46	4,674
4,016	4.272%, 01/15/36	3,826
4,985	4.500%, 09/15/20	5,321
10,386	4.862%, 08/21/46	10,411
675	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	696
2,000	Windstream Services LLC, 7.750%, 10/01/21	1,990

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,043

		103,252

	Wireless Telecommunication Services — 0.3%
1,905	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	1,869
	Sprint Corp.,
1,000	7.625%, 02/15/25	1,016
1,250	7.875%, 09/15/23	1,291
1,750	T-Mobile USA, Inc., 6.731%, 04/28/22	1,828

		6,004

	Total Telecommunication Services	109,256

	Utilities — 8.7%
	Electric Utilities — 5.7%
2,175	AEP Transmission Co. LLC, 3.100%, 12/01/26 (e)	2,150
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,754
600	4.150%, 08/15/44	599
	Commonwealth Edison Co.,
4,470	2.550%, 06/15/26	4,253
2,670	4.350%, 11/15/45	2,795
1,445	Duke Energy Carolinas LLC, 3.875%, 03/15/46	1,392
	Duke Energy Corp.,
2,195	2.650%, 09/01/26	2,034
5,031	3.050%, 08/15/22	5,085
3,000	3.950%, 10/15/23	3,162
1,715	Duke Energy Indiana LLC, 3.750%, 05/15/46	1,602
4,420	Duke Energy Progress LLC, 4.150%, 12/01/44	4,372
2,410	Edison International, 2.950%, 03/15/23	2,399
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,152
	Emera US Finance LP,
2,790	3.550%, 06/15/26 (e)	2,737
4,210	4.750%, 06/15/46 (e)	4,138
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,014
3,105	Entergy Corp., 4.000%, 07/15/22	3,255
4,510	Entergy Louisiana LLC, 2.400%, 10/01/26	4,200
1,940	Entergy Mississippi, Inc., 2.850%, 06/01/28	1,846
	Exelon Corp.,
580	2.450%, 04/15/21	573
3,500	4.450%, 04/15/46	3,384
4,500	FirstEnergy Transmission LLC, 4.350%, 01/15/25 (e)	4,652
6,330	Florida Power & Light Co., 3.125%, 12/01/25	6,417
	ITC Holdings Corp.,
1,975	3.250%, 06/30/26	1,905
2,010	3.650%, 06/15/24	2,013
1,575	5.300%, 07/01/43	1,676
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,494
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	806
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,390
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,647
498	2.950%, 04/01/25	493
	Pacific Gas & Electric Co.,
1,925	2.950%, 03/01/26	1,885
3,155	3.400%, 08/15/24	3,225
1,195	3.500%, 06/15/25	1,224
4,085	4.300%, 03/15/45	4,142
4,235	PacifiCorp, 2.950%, 02/01/22	4,305
	PPL Capital Funding, Inc.,
3,330	3.100%, 05/15/26	3,199
1,105	Series A, VAR, 6.700%, 03/30/67	970
	Public Service Electric & Gas Co.,
3,995	2.250%, 09/15/26	3,730
2,120	3.800%, 03/01/46	2,079
7,205	Sierra Pacific Power Co., 2.600%, 05/01/26	6,869
2,930	Southern California Edison Co., Series C, 3.600%, 02/01/45	2,727
3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,282
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	1,981
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,831
2,920	3.350%, 12/01/26	2,913
1,955	4.700%, 05/15/20	2,087

		126,838

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Gas Utilities — 0.5%
3,855	Dominion Gas Holdings LLC, 4.600%, 12/15/44	3,804
3,520	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	3,352
3,105	Piedmont Natural Gas Co., Inc., 3.640%, 11/01/46	2,733
1,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26 (e)	1,054

		10,943

	Independent Power & Renewable Electricity Producers — 0.6%
3,345	Exelon Generation Co. LLC, 2.950%, 01/15/20	3,388
1,000	NRG Energy, Inc., 6.625%, 01/15/27 (e)	925
	Oglethorpe Power Corp.,
3,545	4.250%, 04/01/46	3,364
700	4.550%, 06/01/44	686
	Southern Power Co.,
385	5.250%, 07/15/43	387
2,680	Series F, 4.950%, 12/15/46	2,570
1,120	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	1,081

		12,401

	Multi-Utilities — 1.9%
3,650	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	3,746
1,385	CMS Energy Corp., 2.950%, 02/15/27	1,313
	Consolidated Edison Co. of New York, Inc.,
2,315	3.850%, 06/15/46	2,189
1,835	4.500%, 12/01/45	1,913
2,165	Series C, 4.300%, 12/01/56	2,124
	Dominion Resources, Inc.,
2,430	3.625%, 12/01/24	2,445
2,585	3.900%, 10/01/25	2,642
2,880	SUB, 4.104%, 04/01/21	3,006
2,208	Series D, 2.850%, 08/15/26	2,064
3,975	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	3,948
4,330	NiSource Finance Corp., 4.800%, 02/15/44	4,458
4,040	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	3,434
1,955	San Diego Gas & Electric Co., 2.500%, 05/15/26	1,871
	Sempra Energy,
830	2.400%, 03/15/20	830
3,704	2.875%, 10/01/22	3,690
2,910	Southern Co. Gas Capital Corp., 3.250%, 06/15/26	2,843

		42,516

	Total Utilities	192,698

	Total Corporate Bonds (Cost $2,086,627)	2,050,675

Preferred Securities — 2.7% (x)
	Financials — 2.7%
	Banks — 1.1%
1,780	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 6.750%, 06/15/26 (e)	1,885
2,260	Bank of America Corp., Series X, VAR, 6.250%, 09/05/24	2,249
	Citigroup, Inc.,
2,395	Series N, VAR, 5.800%, 11/15/19	2,383
4,765	Series O, VAR, 5.875%, 03/27/20	4,765
5,521	HSBC Holdings plc, (United Kingdom), VAR, 6.875%, 06/01/21	5,700
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,259
6,775	Societe Generale S.A., (France), VAR, 7.375%, 09/13/21 (e)	6,521

		24,762

	Capital Markets — 1.4%
	Bank of New York Mellon Corp. (The),
2,210	Series E, VAR, 4.950%, 06/20/20	2,202
7,782	Series F, VAR, 4.625%, 09/20/26	7,130
	Goldman Sachs Group, Inc. (The),
4,500	Series L, VAR, 5.700%, 05/10/19	4,539
2,000	Series M, VAR, 5.375%, 05/10/20	1,983
9,780	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	9,584
4,315	State Street Corp., Series F, VAR, 5.250%, 09/15/20	4,396

		29,834

	Insurance — 0.2%
4,639	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	4,581

	Total Preferred Securities (Cost $59,392)	59,177

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments— 2.1%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bills,
750	0.306%, 01/05/17 (k) (n)	750
2,410	0.414%, 03/23/17 (k) (n)	2,406

	Total U.S. Treasury Obligations	3,156

SHARES
	Investment Company — 2.0%
44,575	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l)	44,588

	Total Short-Term Investments (Cost $47,733)	47,744

	Total Investments — 97.1% (Cost $2,193,752)	2,157,596
	Other Assets in Excess of Liabilities — 2.9%	63,356

	NET ASSETS — 100.0%	2,220,952

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,544	U.S. Treasury Long Bond	03/22/17	USD	233,578	(956)
214	5 Year U.S. Treasury Note	03/31/17	USD	25,219	(10)
590	2 Year U.S. Treasury Note	03/31/17	USD	127,919	(75)
	Short Futures Outstanding
(2,626)	10 Year U.S. Treasury Note	03/22/17	USD	(326,978)	120
(745)	U.S. Ultra Bond	03/22/17	USD	(120,248)	226

					(695)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,193	EUR	Citibank, N.A.	12/13/16	1,261	1,265	4
3	EUR	Deutsche Bank AG	12/13/16	4	4	–	(h)
2	EUR	HSBC Bank, N.A.	12/13/16	2	2	–	(h)
11	EUR	National Australia Bank	12/13/16	11	11	–	(h)
5	EUR	Royal Bank of Canada	12/13/16	6	6	–	(h)
9	EUR	Societe Generale	12/13/16	9	9	–	(h)

				1,293	1,297	4

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
806	EUR	Australia and New Zealand Banking Group Limited	12/13/16	867	855	12
402	EUR	Credit Suisse International	12/13/16	433	426	7
5	EUR	Deutsche Bank AG	12/13/16	5	5	–	(h)
4	EUR	HSBC Bank, N.A.	12/13/16	4	4	–	(h)
3	EUR	Standard Chartered Bank	12/13/16	3	3	–	(h)
4	EUR	State Street Corp.	12/13/16	4	4	–	(h)

				1,316	1,297	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	11,987
Aggregate gross unrealized depreciation	(48,143)

Net unrealized appreciation/depreciation	(36,156)

Federal income tax cost of investments	2,193,752

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,588	$2,113,008	$—	$2,157,596

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$23	$—	$23
Futures Contracts	346	—	—	346

Total Appreciation in Other Financial Instruments	$346	$23	$—	$369

Depreciation in Other Financial Instruments
Futures Contracts	$(1,041)	$—	$—	$(1,041)

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the FundNotes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — 0.6%
		Canada — 0.6%
	12	Pacific Exploration & Production Corp. (a)	461
	22	Pacific Exploration & Production Corp. (a)	863

		Total Common Stocks (Cost $1,325)	1,324

PRINCIPAL AMOUNT
	Convertible Bonds — 0.4%
		United Arab Emirates — 0.4%
		Aabar Investments PJSC,
EUR	500	Reg. S, 0.500%, 03/27/20	411
EUR	600	Reg. S, 1.000%, 03/27/22	444

		Total Convertible Bonds (Cost $975)	855

	Corporate Bonds — 88.1%
		Argentina — 1.9%
	1,010	Cia General de Combustibles S.A., 9.500%, 11/07/21 (e)	1,019
	1,010	Petrobras Argentina S.A., 7.375%, 07/21/23 (e)	981
		YPF S.A.,
	1,130	Reg. S, 8.500%, 07/28/25	1,147
	1,210	Reg. S, 8.750%, 04/04/24	1,246

			4,393

		Austria — 1.0%
	1,630	Eldorado International Finance GmbH, 8.625%, 06/16/21 (e)	1,310
	990	Suzano Austria GmbH, 5.750%, 07/14/26 (e)	943

			2,253

		Barbados — 1.2%
		Columbus Cable Barbados Ltd.,
	2,680	Reg. S, 7.375%, 03/30/21	2,851

		Bermuda — 2.7%
		Digicel Group Ltd.,
	1,610	Reg. S, 7.125%, 04/01/22	1,200
	3,099	Reg. S, 8.250%, 09/30/20	2,608
	1,290	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	1,335
	1,060	Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/26 (e)	984

			6,127

		Brazil — 2.8%
	1,040	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	1,084
		Banco do Brasil S.A.,
	626	3.875%, 10/10/22	575
	630	Reg. S, 5.875%, 01/26/22	627
	920	Cia Brasileira de Aluminio, Reg. S, 4.750%, 06/17/24	833
	200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	200
		Itau Unibanco Holding S.A.,
	200	Reg. S, 5.500%, 08/06/22	201
	740	Reg. S, 5.650%, 03/19/22	757
	600	Reg. S, 6.200%, 12/21/21	630
	1,691	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	1,534

			6,441

		Canada — 0.4%
	883	Pacific Exploration & Production Corp., (Cash), 10.000%, 11/02/21 (v)	955

		Cayman Islands — 10.5%
	1,130	Agile Group Holdings Ltd., Reg. S, 9.000%, 05/21/20	1,218
	560	Agricola Senior Trust, 6.750%, 06/18/20 (e)	562
		Agromercantil Senior Trust,
	140	6.250%, 04/10/19 (e)	143
	580	Reg. S, 6.250%, 04/10/19	594
	1,270	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,281
	550	BOS Funding Ltd., Reg. S, 3.374%, 06/08/20	545
	1,112	CAR, Inc., Reg. S, 6.125%, 02/04/20	1,161
	675	Cementos Progreso Trust, Reg. S, 7.125%, 11/06/23	704
	2,410	Comcel Trust Via Comunicaciones Celulares S.A., Reg. S, 6.875%, 02/06/24	2,404
	200	Country Garden Holdings Co., Ltd., Reg. S, 7.250%, 04/04/21	211
	370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	376
	1,010	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	1,033
	400	ENN Energy Holdings Ltd., Reg. S, 3.250%, 10/23/19	403
	830	GrupoSura Finance S.A., 5.500%, 04/29/26 (e)	839
	330	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	333
	470	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	447
	1,790	Kuwait Projects Co., 5.000%, 03/15/23	1,839

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Cayman Islands — continued
230	KWG Property Holding Ltd., 8.250%, 08/05/19	245
840	MAF Sukuk Ltd., Reg. S, 4.500%, 11/03/25	848
	Rakfunding Cayman Ltd.,
200	3.250%, 06/24/19	200
340	Reg. S, 3.250%, 06/24/19	340
560	Sable International Finance Ltd., Reg. S, 6.875%, 08/01/22	581
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	206
1,020	Reg. S, 4.125%, 10/07/19	1,049
2,060	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	2,281
	Tencent Holdings Ltd.,
200	3.375%, 05/02/19 (e)	205
1,210	Reg. S, 3.800%, 02/11/25	1,230
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	206
	Vale Overseas Ltd.,
1,055	5.875%, 06/10/21	1,104
1,590	6.250%, 08/10/26	1,654

		24,242

	Chile — 3.9%
480	Banco Santander, Reg. S, 3.875%, 09/20/22	491
	Cencosud S.A.,
400	5.150%, 02/12/25 (e)	401
1,160	Reg. S, 6.625%, 02/12/45	1,114
500	Embotelladora Andina S.A., Reg. S, 5.000%, 10/01/23	535
	Empresa Electrica Angamos S.A.,
200	4.875%, 05/25/29 (e)	189
2,660	Reg. S, 4.875%, 05/25/29	2,507
1,030	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	924
	Empresa Nacional de Telecomunicaciones S.A.,
1,270	Reg. S, 4.750%, 08/01/26	1,249
250	Reg. S, 4.875%, 10/30/24	250
794	Enel Americas S.A., 4.000%, 10/25/26	759
570	Engie Energia Chile S.A., Reg. S, 5.625%, 01/15/21	608

		9,027

	China — 1.2%
1,560	China Construction Bank Corp., Reg. S, VAR, 3.875%, 05/13/25	1,566
600	China Uranium Development Co., Ltd., Reg. S, 3.500%, 10/08/18	613
460	Industrial & Commercial Bank of China Macau Ltd., Reg. S, VAR, 3.875%, 09/10/24	468

		2,647

	Colombia — 2.6%
1,220	Banco de Bogota S.A., 6.250%, 05/12/26 (e)	1,206
1,066	Bancolombia S.A., 5.950%, 06/03/21	1,143
	Ecopetrol S.A.,
384	4.125%, 01/16/25	347
2,610	5.375%, 06/26/26	2,512
840	7.375%, 09/18/43	807

		6,015

	Hong Kong — 0.8%
1,750	CITIC Ltd., Reg. S, 6.375%, 04/10/20	1,937

	India — 4.3%
770	Adani Transmission Ltd., 4.000%, 08/03/26 (e)	733
1,450	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,453
	Bharat Petroleum Corp., Ltd.,
1,100	Reg. S, 4.625%, 10/25/22	1,155
	NTPC Ltd.,
200	Reg. S, 4.250%, 02/26/26	199
680	Reg. S, 4.375%, 11/26/24	695
700	Reg. S, 4.750%, 10/03/22	744
830	Oil India Ltd., Reg. S, 3.875%, 04/17/19	853
910	ONGC Videsh Ltd., Reg. S, 4.625%, 07/15/24	935
	Power Grid Corp. of India Ltd.,
1,180	Reg. S, 3.875%, 01/17/23	1,188
2,010	Tata Motors Ltd., Reg. S, 4.625%, 04/30/20	2,065

		10,020

	Ireland — 0.8%
1,690	MMC Norilsk Nickel OJSC via MMC Finance DAC, 6.625%, 10/14/22 (e)	1,848

	Israel — 1.8%
	Israel Chemicals Ltd.,
1,298	Reg. S, 4.500%, 12/02/24 (e)	1,264
	Israel Electric Corp., Ltd.,
640	5.000%, 11/12/24 (e)	658
1,320	Reg. S, 5.000%, 11/12/24 (e)	1,358
710	Reg. S, 6.875%, 06/21/23	808

		4,088

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Luxembourg — 5.2%
	890	Altice Financing S.A., Reg. S, 7.500%, 05/15/26	905
		Gazprom OAO Via Gaz Capital S.A.,
	490	Reg. S, 3.850%, 02/06/20	491
	800	Reg. S, 4.950%, 07/19/22	808
	1,570	Reg. S, 6.510%, 03/07/22	1,696
	318	Klabin Finance S.A., Reg. S, 5.250%, 07/16/24	302
	940	Millicom International Cellular S.A., 6.000%, 03/15/25 (e)	909
		Sberbank of Russia Via SB Capital S.A.,
	820	Reg. S, 5.250%, 05/23/23	803
	1,410	Reg. S, 6.125%, 02/07/22	1,516
		Severstal OAO Via Steel Capital S.A.,
	1,620	Reg. S, 5.900%, 10/17/22	1,721
	525	Tupy Overseas S.A., Reg. S, 6.625%, 07/17/24	507
	1,100	Ultrapar International S.A., 5.250%, 10/06/26 (e)	1,077
	1,190	VTB Bank OJSC Via VTB Capital S.A., Reg. S, 6.950%, 10/17/22	1,245

			11,980

		Malaysia — 0.9%
	1,420	Malayan Banking Bhd, VAR, 3.905%, 10/29/26	1,410
		SSG Resources Ltd.,
	650	Reg. S, 4.250%, 10/04/22	670

			2,080

		Mauritius — 1.4%
	1,990	MTN Mauritius Investment Ltd., 5.373%, 02/13/22 (e)	1,955
	1,380	UPL Corp., Ltd., 3.250%, 10/13/21 (e)	1,351

			3,306

		Mexico — 5.6%
	400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	367
	1,090	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	1,104
	1,200	Banco Mercantil del Norte S.A., VAR, 5.750%, 10/04/31 (e)	1,093
	340	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	317
	1,176	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	1,254
	460	Comision Federal de Electricidad, 4.750%, 02/23/27 (e)	434
	220	El Puerto de Liverpool S.A.B. de C.V., 3.950%, 10/02/24 (e)	205
		Elementia S.A.B. de C.V.,
	200	5.500%, 01/15/25 (e)	185
	750	Reg. S, 5.500%, 01/15/25	696
	736	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	707
	1,580	Grupo Televisa S.A.B., 5.000%, 05/13/45	1,318
	1,072	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	927
		Mexico Generadora de Energia S. de R.L.,
	1,608	Reg. S, 5.500%, 12/06/32	1,560
	760	Sigma Alimentos S.A. de C.V., Reg. S, 6.875%, 12/16/19	850
	1,265	Sixsigma Networks Mexico S.A. de C.V., Reg. S, 8.250%, 11/07/21	1,176
	250	Trust F/1401, 5.250%, 01/30/26 (e)	240
	550	Unifin Financiera S.A.B. de C.V. SOFOM ENR, 7.250%, 09/27/23 (e)	522

			12,955

		Morocco — 0.9%
	2,170	OCP S.A., Reg. S, 4.500%, 10/22/25	2,056

		Netherlands — 10.3%
		Bharti Airtel International Netherlands B.V.,
EUR	100	3.375%, 05/20/21 (e)	114
EUR	450	Reg. S, 3.375%, 05/20/21	513
	2,070	Reg. S, 5.125%, 03/11/23	2,159
	1,700	Equate Petrochemical B.V., 3.000%, 03/03/22 (e)	1,607
	660	GTH Finance B.V., 7.250%, 04/26/23 (e)	702
	1,720	Ihs Netherlands Holdco B.V., 9.500%, 10/27/21 (e)	1,733
	620	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.375%, 10/06/20	657
	863	Listrindo Capital B.V., 4.950%, 09/14/26 (e)	837
		Lukoil International Finance B.V.,
	1,640	Reg. S, 4.563%, 04/24/23	1,633
		Petrobras Global Finance B.V.,
	4,910	5.375%, 01/27/21	4,780
	5,710	8.750%, 05/23/26	6,130
		VimpelCom Holdings B.V.,
	1,670	Reg. S, 5.950%, 02/13/23	1,729
	393	Reg. S, 7.504%, 03/01/22	434
	751	VTR Finance B.V., Reg. S, 6.875%, 01/15/24	762

			23,790

		Nigeria — 0.6%
	1,270	Access Bank plc, 10.500%, 10/19/21 (e)	1,270

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Norway — 0.3%
700	DNO ASA, Reg. S, 8.750%, 06/18/20 (e)	609

	Panama — 1.5%
410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	376
	ENA Norte Trust,
1,231	Reg. S, 4.950%, 04/25/23	1,272
	Global Bank Corp.,
1,066	4.500%, 10/20/21 (e)	1,031
200	5.125%, 10/30/19 (e)	204
650	Reg. S, 5.125%, 10/30/19	662

		3,545

	Paraguay — 0.1%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	159

	Peru — 3.6%
1,620	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,733
400	Banco Internacional del Peru SAA, Reg. S, 5.750%, 10/07/20	431
956	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	1,010
430	Cementos Pacasmayo SAA, Reg. S, 4.500%, 02/08/23	428
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	220
843	Corp. Lindley S.A., Reg. S, 6.750%, 11/23/21	948
690	Kallpa Generacion S.A., 4.875%, 05/24/26 (e)	687
1,750	Transportadora de Gas del Peru S.A., Reg. S, 4.250%, 04/30/28	1,726
999	Union Andina de Cementos SAA, Reg. S, 5.875%, 10/30/21	1,009

		8,192

	Singapore — 2.1%
1,720	Olam International Ltd., 4.500%, 02/05/20	1,707
1,210	Oversea-Chinese Banking Corp., Ltd., Reg. S, 4.250%, 06/19/24	1,228
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	212
1,800	United Overseas Bank Ltd., VAR, 3.500%, 09/16/26	1,791

		4,938

	South Korea — 2.3%
1,180	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	1,201
530	KT Corp., Reg. S, 2.625%, 04/22/19	535
550	Shinhan Bank, 3.875%, 03/24/26 (e)	536
	Woori Bank,
500	4.750%, 04/30/24 (e)	508
2,540	Reg. S, 4.750%, 04/30/24	2,578

		5,358

	Sweden — 0.5%
	Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB,
1,080	Reg. S, 4.630%, 09/26/22	1,134

	Thailand — 0.7%
1,520	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	1,593

	Turkey — 6.9%
	Akbank TAS,
2,040	5.125%, 03/31/25 (e)	1,849
450	Reg. S, 5.000%, 10/24/22	423
	Anadolu Efes Biracilik Ve Malt Sanayii AS,
563	Reg. S, 3.375%, 11/01/22	499
	KOC Holding AS,
680	5.250%, 03/15/23 (e)	660
800	Reg. S, 5.250%, 03/15/23	777
1,050	Tupras Turkiye Petrol Rafinerileri AS, Reg. S, 4.125%, 05/02/18	1,051
1,810	Turk Telekomunikasyon AS, Reg. S, 4.875%, 06/19/24	1,695
2,340	Turkiye Garanti Bankasi AS, Reg. S, 5.250%, 09/13/22	2,252
1,330	Turkiye Halk Bankasi AS, 5.000%, 07/13/21 (e)	1,244
	Turkiye Is Bankasi,
1,030	5.500%, 04/21/22 (e)	966
1,200	Reg. S, 6.000%, 10/24/22	1,128
	Turkiye Sise ve Cam Fabrikalari AS,
1,830	Reg. S, 4.250%, 05/09/20	1,773
	Turkiye Vakiflar Bankasi TAO,
1,170	5.500%, 10/27/21 (e)	1,107
600	Reg. S, 6.000%, 11/01/22	557

		15,981

	United Arab Emirates — 1.4%
1,180	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.875%, 05/06/24	1,165
	Dolphin Energy Ltd.,
800	Reg. S, 5.500%, 12/15/21	888
1,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	1,122

		3,175

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — 6.1%
1,010	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	1,066
320	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	363
890	Fresnillo plc, Reg. S, 5.500%, 11/13/23	926
648	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	635
1,360	Hikma Pharmaceuticals plc, Reg. S, 4.250%, 04/10/20	1,380
1,240	Hongkong Electric Finance Ltd., 2.875%, 05/03/26	1,169
1,110	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	1,220
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	462
1,720	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	1,810
1,200	Proven Honour Capital Ltd., 4.125%, 05/06/26	1,192
430	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	437
1,040	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,058
	Vedanta Resources plc,
1,330	Reg. S, 6.000%, 01/31/19	1,327
1,010	Reg. S, 7.125%, 05/31/23	957

		14,002

	United States — 1.8%
930	Cemex Finance LLC, Reg. S, 9.375%, 10/12/22	1,008
760	Hyundai Capital America, Reg. S, 2.450%, 06/15/21	742
	Reliance Holding USA, Inc.,
1,260	Reg. S, 5.400%, 02/14/22	1,363
1,040	Southern Copper Corp., 5.875%, 04/23/45	990

		4,103

	Total Corporate Bonds (Cost $203,044)	203,070

Foreign Government Security — 0.5%
	Oman — 0.5%
1,240	Republic of Oman, 4.750%, 06/15/26 (Cost $1,237) (e)	1,206

Preferred Securities — 4.1% (x)
	Cayman Islands — 0.7%
	MAF Global Securities Ltd.,
1,520	Reg. S, VAR, 7.125%, 10/29/18	1,581

	Singapore — 1.3%
3,060	DBS Group Holdings Ltd., VAR, 3.600%, 09/07/21	2,959

	South Korea — 0.8%
2,110	Woori Bank, VAR, 4.500%, 09/27/21 (e)	2,034

	United Kingdom — 1.3%
1,530	CCCI Treasure Ltd., Reg. S, VAR, 3.500%, 04/21/20	1,541
1,350	Central Plaza Development Ltd., VAR, 7.125%, 12/02/19	1,431

		2,972

	Total Preferred Securities (Cost $9,669)	9,546

Supranational — 0.5%
1,060	Africa Finance Corp., 4.375%, 04/29/20 (Cost $1,053) (e)	1,083

U.S. Treasury Obligation — 0.2%
360	U.S. Treasury Note, 0.500%, 03/31/17 (k) (Cost $360)	360

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
9,772	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $9,774)	9,775

	Total Investments — 98.6% (Cost $227,437)	227,219
	Other Assets in Excess of Liabilities — 1.4%	3,198

	NET ASSETS — 100.0%	230,417

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	U.S. Treasury Long Bond	03/22/17	USD	3,026	(1)
93	2 Year U.S. Treasury Note	03/31/17	USD	20,163	(7)
	Short Futures Outstanding
(91)	10 Year U.S. Treasury Note	03/22/17	USD	(11,331)	(4)
(23)	5 Year U.S. Treasury Note	03/31/17	USD	(2,710)	3

					(9)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
756	EUR	Citibank, N.A.	12/30/16	851	803	(48)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,915	EUR	Citibank, N.A.	12/30/16	2,159	2,033	126

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Deutsche Bank AG:

Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170%	3,800	23	(16)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,306
Aggregate gross unrealized depreciation	(3,524)

Net unrealized appreciation/depreciation	(218)

Federal income tax cost of investments	227,437

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$1,324	$—	$—	$1,324
Debt Securities
Convertible Bonds
United Arab Emirates	—	855	—	855
Corporate Bonds
Argentina	—	4,393	—	4,393
Austria	—	2,253	—	2,253
Barbados	—	2,851	—	2,851
Bermuda	—	6,127	—	6,127
Brazil	—	6,441	—	6,441
Canada	—	955	—	955
Cayman Islands	—	24,242	—	24,242
Chile	—	9,027	—	9,027
China	—	2,647	—	2,647
Colombia	—	6,015	—	6,015
Hong Kong	—	1,937	—	1,937
India	—	10,020	—	10,020
Ireland	—	1,848	—	1,848
Israel	—	4,088	—	4,088
Luxembourg	—	11,980	—	11,980
Malaysia	—	2,080	—	2,080
Mauritius	—	3,306	—	3,306

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$—	$12,955	$—	$12,955
Morocco	—	2,056	—	2,056
Netherlands	—	23,790	—	23,790
Nigeria	—	1,270	—	1,270
Norway	—	609	—	609
Panama	—	3,545	—	3,545
Paraguay	—	159	—	159
Peru	—	8,192	—	8,192
Singapore	—	4,938	—	4,938
South Korea	—	5,358	—	5,358
Sweden	—	1,134	—	1,134
Thailand	—	1,593	—	1,593
Turkey	—	15,981	—	15,981
United Arab Emirates	—	3,175	—	3,175
United Kingdom	—	14,002	—	14,002
United States	—	4,103	—	4,103

Total Corporate Bonds	—	203,070	—	203,070

Foreign Government Securities	—	1,206	—	1,206
Preferred Securities
Cayman Islands	—	1,581	—	1,581
Singapore	—	2,959	—	2,959
South Korea	—	2,034	—	2,034
United Kingdom	—	2,972	—	2,972

Total Preferred Securities	—	9,546	—	9,546

Supranational	—	1,083	—	1,083
U.S. Treasury Obligations	—	360	—	360
Short-Term Investment
Investment Company	9,775	—	—	9,775

Total Investments in Securities	$11,099	$216,120	$—	$227,219

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$126	$—	$126
Futures Contracts	3	—	—	3
Swaps	—	7	—	7

Total Appreciation in Other Financial Instruments	$3	$133	$—	$136

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(48)	$—	$(48)
Futures Contracts	(12)	—	—	(12)

Total Depreciation in Other Financial Instruments	$(12)	$(48)	$—	$(60)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts.

Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement. The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement. The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund. The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation. The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically. Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default. If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 26.9%
	Argentina — 1.5%
	Petrobras Argentina S.A.,
3,800	7.375%, 07/21/23 (e)	3,691
3,300	Reg. S, 7.375%, 07/21/23	3,205
	YPF S.A.,
2,256	Reg. S, 8.500%, 03/23/21	2,371
14,531	Reg. S, 8.750%, 04/04/24	14,970

		24,237

	Azerbaijan — 0.8%
12,600	State Oil Co. of the Azerbaijan Republic,
	Reg. S, 6.950%, 03/18/30	12,632

	Brazil — 1.3%
21,100	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	21,269

	Cayman Islands — 0.3%
4,700	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	5,205

	Chile — 1.5%
	Corp. Nacional del Cobre de Chile,
1,140	Reg. S, 3.000%, 07/17/22	1,091
2,000	Reg. S, 3.875%, 11/03/21	2,023
15,400	Reg. S, 4.500%, 08/13/23	15,883
6,150	Reg. S, 4.500%, 09/16/25	6,181

		25,178

	Colombia — 1.1%
	Ecopetrol S.A.,
9,486	5.375%, 06/26/26	9,130
11,050	5.875%, 05/28/45	8,951

		18,081

	Croatia — 0.1%
2,000	Hrvatska Elektroprivreda, Reg. S, 5.875%, 10/23/22	2,108

	Georgia — 0.4%
6,215	Georgian Railway JSC,
	Reg. S, 7.750%, 07/11/22	6,559

	Hong Kong — 0.2%
3,050	CITIC Ltd., Reg. S, 6.800%, 01/17/23	3,571

	Hungary — 0.2%
	MFB Magyar Fejlesztesi Bank Zrt,
1,220	6.250%, 10/21/20 (e)	1,349
2,000	Reg. S, 6.250%, 10/21/20	2,210

		3,559

	India — 0.6%
	Export-Import Bank of India,
800	Reg. S, 2.750%, 08/12/20	792
5,100	Reg. S, 4.000%, 01/14/23	5,189
3,800	IDBI Bank Ltd., Reg. S, 3.750%, 01/25/19	3,842

		9,823

	Indonesia — 1.4%
	Pertamina Persero PT,
8,750	Reg. S, 4.875%, 05/03/22	9,002
1,600	Reg. S, 5.250%, 05/23/21	1,680
3,354	Reg. S, 6.000%, 05/03/42	3,270
2,400	Reg. S, 6.450%, 05/30/44	2,475
2,300	Reg. S, 6.500%, 05/27/41	2,374
4,100	Perusahaan Listrik Negara PT, Reg. S, 5.500%, 11/22/21	4,423

		23,224

	Ireland — 1.2%
	Vnesheconombank Via VEB Finance plc,
4,100	Reg. S, 4.224%, 11/21/18	4,126
850	Reg. S, 5.375%, 02/13/17	855
7,900	Reg. S, 5.942%, 11/21/23	7,999
7,300	Reg. S, 6.025%, 07/05/22	7,528

		20,508

	Kazakhstan — 1.5%
	KazMunayGas National Co. JSC,
3,491	Reg. S, 4.400%, 04/30/23	3,334
5,727	Reg. S, 6.375%, 04/09/21	6,057
10,650	Reg. S, 7.000%, 05/05/20	11,488
3,875	Reg. S, 9.125%, 07/02/18	4,190

		25,069

	Luxembourg — 0.6%
4,800	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 7.750%, 05/29/18	5,094
4,050	Sberbank of Russia Via SB Capital S.A., Reg. S, 6.125%, 02/07/22	4,354

		9,448

	Malaysia — 0.5%
6,700	Petroliam Nasional Bhd,
	Reg. S, 7.625%, 10/15/26	8,818

	Mexico — 4.1%
	Banco Nacional de Comercio Exterior SNC,
3,200	Reg. S, 4.375%, 10/14/25	3,104
3,010	VAR, 3.800%, 08/11/26 (e)	2,810
5,476	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	5,839
	Petroleos Mexicanos,
190	3.500%, 07/18/18	192

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico –– continued
2,770	5.500%, 01/21/21	2,804
1,410	5.500%, 06/27/44	1,091
7,260	5.625%, 01/23/46	5,607
2,100	6.375%, 02/04/21 (e)	2,210
7,374	6.375%, 01/23/45	6,259
8,040	6.500%, 06/02/41	7,078
1,320	6.625%, 06/15/35	1,208
1,580	6.750%, 09/21/47 (e)	1,378
17,900	Reg. S, 6.375%, 02/04/21	18,840
9,127	Reg. S, 6.875%, 08/04/26	9,344
420	VAR, 2.902%, 07/18/18	421

		68,185

	Morocco — 0.1%
2,250	OCP S.A., Reg. S, 6.875%, 04/25/44	2,216

	Netherlands — 2.7%
3,550	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	3,701
5,410	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	5,072
1,380	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	1,559
	Petrobras Global Finance B.V.,
16,750	5.375%, 01/27/21	16,306
9,750	8.375%, 05/23/21	10,457
7,500	8.750%, 05/23/26	8,052

		45,147

	Peru — 0.8%
	Cia Minera Milpo SAA,
920	4.625%, 03/28/23 (e)	903
7,821	Reg. S, 4.625%, 03/28/23	7,674
	Consorcio Transmantaro S.A.,
720	4.375%, 05/07/23 (e)	720
600	Reg. S, 4.375%, 05/07/23	600
2,900	Fondo MIVIVIENDA S.A., Reg. S, 3.500%, 01/31/23	2,849

		12,746

	Philippines — 0.5%
6,560	Power Sector Assets & Liabilities Management Corp., Reg. S, 7.390%, 12/02/24	8,504

	South Africa — 1.0%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.750%, 01/26/21	1,299
4,300	Reg. S, 6.750%, 08/06/23	4,214
6,300	Reg. S, 7.125%, 02/11/25	6,174
4,600	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	4,261

		15,948

	Sri Lanka — 0.5%
1,630	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,644
6,350	National Savings Bank, Reg. S, 8.875%, 09/18/18	6,724

		8,368

	Trinidad — 0.3%
5,150	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.750%, 08/14/19	5,562

	Tunisia — 0.2%
2,621	Banque Centrale de Tunisie International Bond, Reg. S, 5.750%, 01/30/25	2,402

	Turkey — 0.8%
3,588	Turkiye Garanti Bankasi AS, Reg. S, 5.250%, 09/13/22	3,453
7,160	Turkiye Is Bankasi, 5.500%, 04/21/22 (e)	6,713
3,306	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21 (e)	3,128

		13,294

	United Arab Emirates — 0.2%
3,600	DP World Ltd., Reg. S, 6.850%, 07/02/37	3,672

	United Kingdom — 1.4%
3,900	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	4,427
4,400	Oschadbank Via SSB #1 plc, Reg. S, SUB, 9.375%, 03/10/23	4,070
4,110	Sinochem Overseas Capital Co., Ltd., Reg. S, 4.500%, 11/12/20	4,321
4,350	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	4,931
2,000	Sinopec Group Overseas Development 2015 Ltd., Reg. S, 4.100%, 04/28/45	1,857
3,843	Ukreximbank Via Biz Finance plc, Reg. S, 9.750%, 01/22/25	3,483

		23,089

	United States — 0.4%
7,314	Southern Copper Corp., 5.875%, 04/23/45	6,961

	Venezuela — 0.7%
	Petroleos de Venezuela S.A.,
13,853	Reg. S, 5.375%, 04/12/27	4,924
12,496	Reg. S, 6.000%, 11/15/26	4,516
3,081	Reg. S, 9.000%, 11/17/21	1,479

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Venezuela — continued
3,090	Reg. S, 9.750%, 05/17/35	1,383

		12,302

	Total Corporate Bonds (Cost $461,012)	447,685

Foreign Government Securities — 67.9%
	Angola — 0.4%
8,040	Republic of Angola, Reg. S, 9.500%, 11/12/25	7,457

	Argentina — 5.8%
	Provincia de Buenos Aires,
800	Reg. S, 9.375%, 09/14/18	852
13,720	Reg. S, 9.950%, 06/09/21	15,063
4,300	Provincia de Cordoba, Reg. S, 7.125%, 06/10/21	4,311
	Republic of Argentina,
13,810	8.280%, 12/31/33	14,121
19,310	Reg. S, 6.250%, 04/22/19	20,203
23,579	Reg. S, 6.875%, 04/22/21	24,581
10,650	Reg. S, 7.500%, 04/22/26	10,741
10,450	SUB, 2.500%, 12/31/38	6,165

		96,037

	Armenia — 0.4%
6,672	Republic of Armenia, Reg. S, 7.150%, 03/26/25	6,812

	Azerbaijan — 0.7%
12,380	Republic of Azerbaijan, Reg. S, 4.750%, 03/18/24	12,241

	Belarus — 0.3%
5,000	Republic of Belarus, Reg. S, 8.950%, 01/26/18	5,194

	Belize — 0.1%
2,514	Republic of Belize, Reg. S, SUB, 5.000%, 02/20/38	980

	Bermuda — 0.6%
	Government of Bermuda,
5,000	3.717%, 01/25/27 (e)	4,750
2,000	Reg. S, 4.138%, 01/03/23	2,067
3,100	Reg. S, 4.854%, 02/06/24	3,247

		10,064

	Brazil — 2.8%
	Federative Republic of Brazil,
3,650	4.875%, 01/22/21	3,755
4,748	6.000%, 04/07/26	4,962
2,600	7.125%, 01/20/37	2,717
29,890	8.250%, 01/20/34	34,747

		46,181

	Cameroon — 0.3%
4,500	Republic of Cameroon, Reg. S, 9.500%, 11/19/25	4,742

	Colombia — 1.7%
	Republic of Colombia,
5,790	4.000%, 02/26/24	5,768
7,000	4.500%, 01/28/26	7,112
1,490	6.125%, 01/18/41	1,565
9,821	7.375%, 09/18/37	11,663
1,100	8.125%, 05/21/24	1,361
673	10.375%, 01/28/33	984

		28,453

	Costa Rica — 1.8%
3,409	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	2,932
	Republic of Costa Rica,
3,932	Reg. S, 4.250%, 01/26/23	3,608
3,100	Reg. S, 5.625%, 04/30/43	2,495
9,156	Reg. S, 7.000%, 04/04/44	8,446
10,300	Reg. S, 7.158%, 03/12/45	9,605
3,000	Republic of Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	2,580

		29,666

	Croatia — 1.7%
	Republic of Croatia,
400	Reg. S, 5.500%, 04/04/23	420
3,200	Reg. S, 6.375%, 03/24/21	3,472
9,750	Reg. S, 6.625%, 07/14/20	10,579
12,720	Reg. S, 6.750%, 11/05/19	13,782

		28,253

	Dominican Republic — 2.4%
	Government of Dominican Republic,
4,086	Reg. S, 5.500%, 01/27/25	3,923
4,412	Reg. S, 5.875%, 04/18/24	4,417
1,600	Reg. S, 6.600%, 01/28/24	1,666
10,050	Reg. S, 6.875%, 01/29/26	10,427
19,336	Reg. S, 7.450%, 04/30/44	19,481

		39,914

	Ecuador — 1.7%
	Republic of Ecuador,
22,006	Reg. S, 7.950%, 06/20/24	20,081
3,291	Reg. S, 10.500%, 03/24/20	3,439
4,900	Reg. S, 10.750%, 03/28/22	5,108

		28,628

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Egypt — 0.6%
10,669	Arab Republic of Egypt, Reg. S, 5.875%, 06/11/25	9,722

	El Salvador — 1.2%
	Republic of El Salvador,
2,950	Reg. S, 5.875%, 01/30/25	2,581
2,184	Reg. S, 6.375%, 01/18/27	1,917
840	Reg. S, 7.375%, 12/01/19	857
4,624	Reg. S, 7.650%, 06/15/35	4,034
5,850	Reg. S, 7.750%, 01/24/23	5,879
4,380	Reg. S, 8.250%, 04/10/32	4,336

		19,604

	Gabon — 0.4%
6,800	Gabonese Republic, Reg. S, 6.375%, 12/12/24	5,958

	Ghana — 1.1%
	Republic of Ghana,
6,510	9.250%, 09/15/22 (e)	6,608
10,760	Reg. S, 10.750%, 10/14/30	12,078

		18,686

	Honduras — 0.5%
7,926	Republic of Honduras, Reg. S, 8.750%, 12/16/20	8,649

	Hungary — 1.7%
	Republic of Hungary,
9,222	5.375%, 02/21/23	10,040
11,100	5.375%, 03/25/24	12,139
5,672	5.750%, 11/22/23	6,324

		28,503

	Indonesia — 2.4%
	Republic of Indonesia,
4,000	Reg. S, 3.375%, 04/15/23	3,935
1,860	Reg. S, 4.125%, 01/15/25	1,876
1,321	Reg. S, 5.875%, 03/13/20	1,443
7,760	Reg. S, 5.875%, 01/15/24	8,682
3,804	Reg. S, 5.950%, 01/08/46	4,322
11,300	Reg. S, 6.625%, 02/17/37	13,518
4,285	Reg. S, 6.750%, 01/15/44	5,308

		39,084

	Iraq — 0.4%
7,603	Republic of Iraq, Reg. S, 5.800%, 01/15/28	6,044

	Ivory Coast — 0.8%
	Republic of Ivory Coast,
800	Reg. S, 5.375%, 07/23/24	768
4,352	Reg. S, 6.375%, 03/03/28	4,221
9,757	Reg. S, SUB, 5.750%, 12/31/32	9,026

		14,015

	Jamaica — 1.3%
	Jamaica Government International Bond,
8,400	6.750%, 04/28/28	8,925
2,700	7.625%, 07/09/25	3,010
3,550	7.875%, 07/28/45	3,750
3,120	8.000%, 03/15/39	3,381
1,759	9.250%, 10/17/25	2,208

		21,274

	Jordan — 0.5%
	Kingdom of Jordan,
6,100	5.750%, 01/31/27 (e)	5,755
3,150	6.125%, 01/29/26 (e)	3,186

		8,941

	Kazakhstan — 1.1%
	Republic of Kazakhstan,
2,150	Reg. S, 3.875%, 10/14/24	2,152
1,500	Reg. S, 4.875%, 10/14/44	1,373
9,200	Reg. S, 5.125%, 07/21/25	9,729
5,040	Reg. S, 6.500%, 07/21/45	5,574

		18,828

	Kenya — 0.8%
14,300	Republic of Kenya, Reg. S, 6.875%, 06/24/24	13,603

	Lebanon — 3.2%
	Republic of Lebanon,
11,770	6.375%, 03/09/20	11,638
5,970	6.600%, 11/27/26	5,537
4,870	9.000%, 03/20/17	4,894
12,644	Reg. S, 5.450%, 11/28/19	12,296
10,500	Reg. S, 6.650%, 02/26/30	9,542
9,385	Reg. S, 8.250%, 04/12/21	9,831

		53,738

	Mexico — 1.7%
	United Mexican States,
EUR 2,060	3.375%, 02/23/31	2,181
3,950	3.600%, 01/30/25	3,782
4,210	4.000%, 10/02/23	4,199
18,350	5.550%, 01/21/45	18,258

		28,420

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Mongolia — 0.9%
	Mongolia Government International Bond,
10,843	Reg. S, 5.125%, 12/05/22	8,837
5,600	Reg. S, 10.875%, 04/06/21	5,628

		14,465

	Morocco — 0.3%
	Kingdom of Morocco,
3,050	Reg. S, 4.250%, 12/11/22	3,088
1,600	Reg. S, 5.500%, 12/11/42	1,616

		4,704

	Namibia — 0.3%
	Republic of Namibia,
2,200	5.250%, 10/29/25 (e)	2,167
2,900	Reg. S, 5.500%, 11/03/21	3,009

		5,176

	Netherlands — 0.4%
7,234	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	7,214

	Oman — 0.4%
6,400	Republic of Oman, Reg. S, 4.750%, 06/15/26	6,224

	Pakistan — 0.7%
	Republic of Pakistan,
3,450	Reg. S, 7.250%, 04/15/19	3,624
7,660	Reg. S, 8.250%, 04/15/24	8,280

		11,904

	Panama — 2.5%
	Republic of Panama,
8,040	3.875%, 03/17/28	7,930
4,800	4.000%, 09/22/24	4,902
12,900	6.700%, 01/26/36	15,835
1,700	7.125%, 01/29/26	2,114
4,290	8.875%, 09/30/27	5,926
2,850	9.375%, 04/01/29	4,043

		40,750

	Paraguay — 0.9%
	Republic of Paraguay,
7,300	5.000%, 04/15/26 (e)	7,337
3,400	Reg. S, 4.625%, 01/25/23	3,387
5,080	Reg. S, 6.100%, 08/11/44	5,042

		15,766

	Peru — 2.2%
	Republic of Peru,
19,975	5.625%, 11/18/50	22,772
PEN 47,661	6.350%, 08/12/28 (e)	13,810

		36,582

	Philippines — 1.7%
	Republic of Philippines,
1,184	3.700%, 03/01/41	1,161
3,400	3.950%, 01/20/40	3,417
1,400	4.200%, 01/21/24	1,521
8,200	6.375%, 10/23/34	10,752
2,550	7.750%, 01/14/31	3,621
1,100	9.500%, 02/02/30	1,738
4,275	10.625%, 03/16/25	6,626

		28,836

	Poland — 0.9%
	Republic of Poland,
9,300	3.250%, 04/06/26	8,998
5,330	4.000%, 01/22/24	5,479

		14,477

	Romania — 0.9%
	Republic of Romania,
4,500	Reg. S, 4.375%, 08/22/23	4,629
3,976	Reg. S, 4.875%, 01/22/24	4,225
5,266	Reg. S, 6.750%, 02/07/22	6,022

		14,876

	Russia — 1.7%
	Russian Federation,
9,400	Reg. S, 4.500%, 04/04/22	9,701
5,000	Reg. S, 4.875%, 09/16/23	5,255
5,200	Reg. S, 5.000%, 04/29/20	5,473
2,800	Reg. S, 5.625%, 04/04/42	2,954
2,800	Reg. S, 5.875%, 09/16/43	3,042
1,290	Reg. S, 11.000%, 07/24/18	1,462

		27,887

	Senegal — 0.2%
3,750	Republic of Senegal, Reg. S, 6.250%, 07/30/24	3,731

	Serbia — 2.2%
	Republic of Serbia,
4,420	5.250%, 11/21/17 (e)	4,531
600	5.875%, 12/03/18 (e)	626
6,900	Reg. S, 4.875%, 02/25/20	7,012
21,800	Reg. S, 7.250%, 09/28/21	24,307

		36,476

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	South Africa — 1.2%
	Republic of South Africa,
2,200	5.000%, 10/12/46	2,008
2,640	5.375%, 07/24/44	2,574
7,600	5.500%, 03/09/20	8,048
4,240	5.875%, 09/16/25	4,537
2,100	6.250%, 03/08/41	2,289

		19,456

	Sri Lanka — 2.9%
	Republic of Sri Lanka,
690	6.000%, 01/14/19 (e)	712
11,770	6.825%, 07/18/26 (e)	11,785
2,350	6.850%, 11/03/25 (e)	2,355
3,400	Reg. S, 5.750%, 01/18/22	3,374
4,300	Reg. S, 5.875%, 07/25/22	4,273
1,000	Reg. S, 6.125%, 06/03/25	959
7,584	Reg. S, 6.250%, 10/04/20	7,859
16,360	Reg. S, 6.250%, 07/27/21	16,708

		48,025

	Tunisia — 0.1%
1,107	Republic of Banque Centrale de Tunisie, Reg. S, 5.750%, 01/30/25	1,014

	Turkey — 2.6%
	Republic of Turkey,
1,500	4.250%, 04/14/26	1,344
2,200	4.875%, 04/16/43	1,749
4,560	5.625%, 03/30/21	4,674
3,445	5.750%, 03/22/24	3,475
4,050	6.000%, 01/14/41	3,711
3,280	6.250%, 09/26/22	3,428
5,400	6.625%, 02/17/45	5,339
2,155	6.875%, 03/17/36	2,198
1,608	7.000%, 06/05/20	1,727
12,380	7.375%, 02/05/25	13,664
2,150	8.000%, 02/14/34	2,470

		43,779

	Ukraine — 2.2%
	Republic of Ukraine,
6,700	Reg. S, 7.750%, 09/01/19	6,491
4,200	Reg. S, 7.750%, 09/01/20	3,995
11,600	Reg. S, 7.750%, 09/01/21	10,889
3,700	Reg. S, 7.750%, 09/01/22	3,432
3,900	Reg. S, 7.750%, 09/01/24	3,520
2,400	Reg. S, 7.750%, 09/01/25	2,151
6,700	Reg. S, 7.750%, 09/01/27	5,946

		36,424

	United Kingdom — 1.0%
18,600	1MDB Global Investments Ltd., Reg. S, 4.400%, 03/09/23	15,624

	Uruguay — 0.9%
	Republic of Uruguay,
7,229	5.100%, 06/18/50	6,470
3,648	7.625%, 03/21/36	4,597
3,646	7.875%, 01/15/33	4,667

		15,734

	Venezuela — 1.1%
	Republic of Venezuela,
4,420	9.250%, 09/15/27	2,144
3,622	9.375%, 01/13/34	1,594
3,980	Reg. S, 7.000%, 03/31/38	1,622
1,153	Reg. S, 7.650%, 04/21/25	484
5,785	Reg. S, 7.750%, 10/13/19	2,878
3,990	Reg. S, 8.250%, 10/13/24	1,706
2,667	Reg. S, 9.000%, 05/07/23	1,187
1,840	Reg. S, 9.250%, 05/07/28	800
4,770	Reg. S, 11.750%, 10/21/26	2,540
4,380	Reg. S, 11.950%, 08/05/31	2,321
2,510	Reg. S, 12.750%, 08/23/22	1,443

		18,719

	Vietnam — 0.2%
2,300	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	2,510

	Zambia — 1.1%
18,725	Republic of Zambia, Reg. S, 8.970%, 07/30/27	17,601

	Total Foreign Government Securities (Cost $1,160,885)	1,127,645

U.S. Treasury Obligation — 0.1%
1,600	U.S. Treasury Note, 0.500%, 03/31/17 (Cost $1,600)	1,600

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 10.8%
	Investment Company — 10.8%
178,388	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $178,415)	178,442

	Total Investments — 105.7% (Cost $1,801,912)	1,755,372
	Liabilities in Excess of Other Assets — (5.7)%	(94,203)

	NET ASSETS — 100.0%	1,661,169

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,940	AUD	Standard Chartered Bank	12/20/16	5,966	5,860	(106)

67,057	BRL	Credit Suisse International†	12/20/16	20,548	19,719	(829)
38,318	BRL	Goldman Sachs International†	12/20/16	11,877	11,268	(609)
27,919	BRL	TD Bank Financial Group†	12/20/16	8,539	8,210	(329)
37,509	BRL	BNP Paribas†	12/30/16	10,915	10,996	81
122,174	BRL	Citibank, N.A.†	12/30/16	37,317	35,816	(1,501)
54,996	BRL	Deutsche Bank AG†	12/30/16	16,031	16,122	91
100,930	BRL	HSBC Bank, N.A.†	12/30/16	29,849	29,588	(261)

8,653	CAD	BNP Paribas	12/20/16	6,413	6,443	30

9,118,385	CLP	Goldman Sachs International†	12/20/16	13,877	13,471	(406)

55,592	CNY	HSBC Bank, N.A.†	12/20/16	8,016	8,042	26

45,655,191	COP	Credit Suisse International†	12/20/16	15,401	14,795	(606)
24,418,922	COP	HSBC Bank, N.A.†	12/20/16	8,138	7,914	(224)

12,816	EUR	Citibank, N.A.	12/20/16	14,150	13,596	(554)
25,769	EUR	Goldman Sachs International	12/20/16	28,475	27,339	(1,136)
7,522	EUR	HSBC Bank, N.A.	12/20/16	8,485	7,980	(505)

794,059	INR	Goldman Sachs International†	12/20/16	11,785	11,557	(228)
1,066,701	INR	HSBC Bank, N.A.†	12/20/16	15,934	15,526	(408)

1,192,222	JPY	Goldman Sachs International	12/20/16	11,888	10,432	(1,456)
432,613	JPY	HSBC Bank, N.A.	12/20/16	4,244	3,786	(458)
167,856	JPY	Standard Chartered Bank	12/20/16	1,651	1,469	(182)

29,993,753	KRW	HSBC Bank, N.A.†	12/20/16	25,863	25,474	(389)

16,206	NZD	Goldman Sachs International	12/20/16	11,796	11,470	(326)

45,447	PLN	HSBC Bank, N.A.	12/20/16	11,826	10,810	(1,016)

2,773,276	RUB	Credit Suisse International†	12/20/16	43,011	43,047	36
554,046	RUB	Goldman Sachs International†	12/20/16	8,413	8,600	187
90,189	RUB	HSBC Bank, N.A.†	12/20/16	1,360	1,400	40
175,751	RUB	Credit Suisse International†	12/30/16	2,752	2,721	(31)
1,115,307	RUB	Goldman Sachs International†	12/30/16	17,393	17,263	(130)

2,169	SGD	Australia and New Zealand Banking Group Limited	12/20/16	1,589	1,513	(76)
2,569	SGD	Morgan Stanley	12/20/16	1,886	1,792	(94)
11,297	SGD	Royal Bank of Canada	12/20/16	8,344	7,882	(462)

16,300	TRY	BNP Paribas	12/20/16	4,809	4,724	(85)
41,342	TRY	Credit Suisse International	12/20/16	12,138	11,982	(156)
39,545	TRY	Goldman Sachs International	12/20/16	11,439	11,461	22

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
35,228	TRY	HSBC Bank, N.A.	12/20/16	11,566	10,210	(1,356)
36,403	TRY	Barclays Bank plc	12/30/16	11,935	10,525	(1,410)
36,403	TRY	Citibank, N.A.	12/30/16	11,745	10,525	(1,220)

				487,364	471,328	(16,036)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,775	BRL	Citibank, N.A.†	12/20/16	3,435	3,462	(27)
43,437	BRL	Credit Suisse International†	12/20/16	13,498	12,773	725
193,436	BRL	Citibank, N.A.†	12/30/16	58,918	56,707	2,211
109,579	BRL	Credit Suisse International†	12/30/16	33,440	32,124	1,316
12,595	BRL	Deutsche Bank AG†	12/30/16	3,776	3,692	84

4,346	CAD	BNP Paribas	12/20/16	3,302	3,236	66
2,091	CAD	Citibank, N.A.	12/20/16	1,589	1,557	32
18,850	CAD	Goldman Sachs International	12/20/16	14,076	14,036	40
5,071	CAD	Merrill Lynch International	12/20/16	3,852	3,776	76
13,584	CAD	State Street Corp.	12/20/16	10,317	10,114	203
11,083	CAD	TD Bank Financial Group	12/20/16	8,626	8,252	374

10,461,020	CLP	Credit Suisse International†	12/20/16	15,548	15,454	94
7,997,465	CLP	Goldman Sachs International†	12/20/16	11,851	11,816	35

320,104	CNY	HSBC Bank, N.A.†	12/20/16	47,588	46,306	1,282
50,345	CNY	Australia and New Zealand Banking Group Limited†	12/20/16	7,477	7,283	194

35,444,417	COP	Credit Suisse International†	12/20/16	11,139	11,486	(347)
34,629,697	COP	Goldman Sachs International†	12/20/16	11,834	11,222	612

12,976	EUR	BNP Paribas	12/20/16	13,816	13,766	50
7,671	EUR	Credit Suisse International	12/20/16	8,702	8,139	563
10,849	EUR	Goldman Sachs International	12/20/16	11,502	11,510	(8)
12,954	EUR	Merrill Lynch International	12/20/16	14,332	13,743	589
2,430	EUR	Citibank, N.A.	12/30/16	2,739	2,579	160

977,180	INR	HSBC Bank, N.A.†	12/20/16	14,200	14,222	(22)

1,165,182	JPY	Goldman Sachs International	12/20/16	11,276	10,196	1,080

45,307,885	KRW	HSBC Bank, N.A.†	12/20/16	39,904	38,480	1,424

16,206	NZD	Goldman Sachs International	12/20/16	11,750	11,470	280

54,342	PLN	BNP Paribas	12/20/16	13,065	12,926	139
47,951	PLN	Credit Suisse International	12/20/16	11,473	11,406	67
5,367	PLN	Deutsche Bank AG	12/20/16	1,391	1,277	114
7,287	PLN	HSBC Bank, N.A.	12/20/16	1,887	1,734	153
32,793	PLN	Royal Bank of Canada	12/20/16	8,468	7,800	668

783,288	RUB	Goldman Sachs International†	12/20/16	12,159	12,158	1
415,569	RUB	Standard Chartered Bank†	12/20/16	6,413	6,451	(38)
1,291,057	RUB	Credit Suisse International†	12/30/16	19,986	19,983	3

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
44,150	TRY	Credit Suisse International	12/20/16	14,017	12,796	1,221
43,533	TRY	Goldman Sachs International	12/20/16	14,061	12,618	1,443
117,093	TRY	HSBC Bank, N.A.	12/20/16	37,473	33,937	3,536
5,717	TRY	Merrill Lynch International	12/20/16	1,886	1,657	229
72,806	TRY	Citibank, N.A.	12/30/16	23,851	21,049	2,802

				554,617	533,193	21,424

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Bank of America N.A.
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170%	18,000	109	41
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	22,000	134	60
Barclays Bank plc
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	23,000	140	36
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	23,000	140	49
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	23,000	140	113
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.794	31,000	1,095	1,347
Citibank, N.A.
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	22,000	134	102

					1,892	1,748

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNY	—	China yuan
COP	—	Colombian Peso
EUR	—	Euro
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.

†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	14,421
Aggregate gross unrealized depreciation	(60,961)

Net unrealized appreciation/depreciation	46,540)

Federal income tax cost of investments	1,801,912

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	178,442	1,576,930	—	1,755,372

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	22,379	—	22,379
Swaps	—	3,640	—	3,640

Total Appreciation in Other Financial Instruments	—	26,019	—	26,019

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(16,991)	—	(16,991)

Total Depreciation in Other Financial Instruments	—	(16,991)	—	(16,991)

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended November 30, 2016.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit (e.g., duration, yield curve) within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 83.2%
	Federal Farm Credit Bank — 6.7%
25,000	DN, 0.481%, 12/02/16 (n)	25,000
12,500	VAR, 0.510%, 12/01/16	12,488
50,000	VAR, 0.535%, 12/01/16	49,939
25,000	VAR, 0.643%, 12/05/16	24,999
40,000	VAR, 0.688%, 12/12/16	39,995
25,000	VAR, 0.692%, 12/27/16	25,000
25,000	VAR, 0.705%, 12/08/16	25,003

		202,424

	Federal Home Loan Bank — 76.5%
20,000	0.700%, 02/24/17	20,009
90,800	DN, 0.278%, 12/21/16 (n)	90,786
75,000	DN, 0.280%, 12/13/16 (n)	74,993
246,000	DN, 0.280%, 12/16/16 (n)	245,971
187,400	DN, 0.281%, 12/09/16 (n)	187,388
345,730	DN, 0.290%, 12/14/16 (n)	345,694
147,725	DN, 0.297%, 12/23/16 (n)	147,698
50,000	DN, 0.300%, 12/06/16 (n)	49,998
50,000	DN, 0.300%, 12/08/16 (n)	49,997
63,000	DN, 0.334%, 12/02/16 (n)	63,000
116,600	DN, 0.349%, 12/07/16 (n)	116,593
59,236	DN, 0.430%, 01/20/17 (n)	59,201
10,000	DN, 0.460%, 01/13/17 (n)	9,995
13,000	DN, 0.461%, 02/03/17 (n)	12,989
78,148	DN, 0.470%, 01/25/17 (n)	78,092
9,800	DN, 0.470%, 02/01/17 (n)	9,792
51,000	DN, 0.480%, 02/08/17 (n)	50,953
44,900	DN, 0.511%, 02/17/17 (n)	44,850
50,000	DN, 0.526%, 02/24/17 (n)	49,938
31,800	DN, 0.612%, 04/17/17 (n)	31,726
80,000	DN, 0.635%, 05/17/17 (n)	79,765
25,000	VAR, 0.527%, 12/26/16	25,000
25,000	VAR, 0.536%, 12/22/16	25,000
35,000	VAR, 0.577%, 12/21/16	34,987
50,000	VAR, 0.612%, 12/28/16	50,000
50,000	VAR, 0.650%, 12/19/16	50,000
40,000	VAR, 0.682%, 12/27/16	40,000
25,000	VAR, 0.737%, 02/13/17	25,000
25,000	VAR, 0.746%, 12/14/16	25,000
15,000	VAR, 0.781%, 01/23/17	15,000
25,000	VAR, 0.784%, 02/02/17	25,000
50,000	VAR, 0.793%, 12/27/16	50,000
25,000	VAR, 0.815%, 12/07/16	25,016
25,000	VAR, 0.820%, 12/12/16	24,999
50,000	VAR, 0.841%, 12/08/16	49,995
35,000	VAR, 0.916%, 02/22/17	35,000
		2,319,425

	Total U.S. Government Agency Securities (Cost $ 2,521,849)	2,521,849

U.S. Treasury Obligations — 16.2%
	U.S. Treasury Bills — 5.6% (n)
25,782	0.288%, 12/15/16	25,779
125,554	0.301%, 12/22/16	125,531
16,756	0.344%, 12/08/16	16,755

		168,065

	U.S. Treasury Notes — 10.6%
25,000	0.625%, 08/31/17	24,996
10,000	0.750%, 10/31/17	9,993
25,000	0.875%, 12/31/16	25,008
50,000	1.875%, 08/31/17	50,452
35,000	1.875%, 10/31/17	35,331
46,000	3.000%, 02/28/17	46,281
54,000	3.125%, 01/31/17	54,237
50,000	3.250%, 12/31/16	50,115
25,000	4.625%, 02/15/17	25,217

		321,630

	Total U.S. Treasury Obligations (Cost $ 489,695)	489,695

	Total Investments — 99.4% (Cost $3,011,544)*	3,011,544
	Other Assets in Excess of Liabilities — 0.6%	17,666

	NET ASSETS — 100.0%	$3,029,210

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,011,544	$—	$3,011,544

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.4%
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
81,058	Series 2003-13, Class AF5, SUB, 4.965%, 01/25/34	82,510
141,530	Series 2003-13, Class AF6, SUB, 4.965%, 01/25/34	146,944
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	352,901
244,572	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	245,402
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	431,060
175,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	178,110
66,504	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	65,020
350,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	351,247
192,628	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	190,586
196,485	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	192,109
128,000	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	125,163
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	99,321
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	100,676
150,000	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	150,164
273,714	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M1, SUB, 5.105%, 07/25/35	270,859
250,000	Progreso Receivables Funding IV LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	251,250
250,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	250,000
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,775
645,000	Renaissance Home Equity Loan Trust, Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	526,101
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	275,768
161,466	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	162,747
413,721	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	405,443
350,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	354,637

	Total Asset-Backed Securities (Cost $5,303,145)	5,331,793

Collateralized Mortgage Obligations — 12.1%
	Agency CMO — 8.6%
	Federal Home Loan Mortgage Corp. REMIC,
369,118	Series 3907, Class SW, IF, IO, 6.112%, 07/15/26	53,566
555,850	Series 3926, Class MS, IF, IO, 6.212%, 11/15/25	50,664
404,394	Series 3958, Class MS, IF, IO, 6.162%, 08/15/26	54,180
228,213	Series 4091, Class TS, IF, IO, 6.012%, 08/15/42	59,182
385,071	Series 4116, Class LS, IF, IO, 5.662%, 10/15/42	84,357
979,222	Series 4149, Class IO, IO, 3.000%, 01/15/33	145,483
702,815	Series 4184, Class SN, 6.112%, 03/15/43	163,027
682,657	Series 4505, Class SA, IF, IO, 5.612%, 08/15/45	159,620
523,183	Series 4570, Class ST, 5.462%, 04/15/46	126,491
794,591	Series 4572, Class SA, 5.512%, 04/15/46	180,804
633,545	Series 4599, Class SA, 5.462%, 07/15/46	144,315
	Federal Home Loan Mortgage Corp. STRIPS,
665,222	Series 264, Class S1, IF, IO, 5.412%, 07/15/42	133,496
853,096	Series 326, Class S2, 5.412%, 03/15/44	180,291
	Federal National Mortgage Association REMIC,
407,248	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	52,321
558,165	Series 2011-131, Class ST, IF, IO, 5.956%, 12/25/41	125,060
388,512	Series 2012-9, Class SM, IF, IO, 6.116%, 12/25/26	56,674
369,802	Series 2012-35, Class SE, IF, IO, 5.916%, 04/25/42	85,242
531,511	Series 2012-51, Class SA, IF, IO, 5.916%, 05/25/42	125,928
387,596	Series 2012-64, Class ES, IF, IO, 5.416%, 06/25/42	89,923
350,000	Series 2012-68, Class LY, 3.000%, 07/25/42	329,849

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
387,082	Series 2012-93, Class SK, IF, IO, 5.466%, 09/25/42	76,392
621,771	Series 2012-133, Class HS, IF, IO, 5.566%, 12/25/42	149,048
580,357	Series 2012-144, Class SK, IF, IO, 5.516%, 01/25/43	139,875
546,072	Series 2014-91, Class ST, 5.566%, 01/25/45	129,894
699,213	Series 2015-48, Class ST, IF, IO, 5.036%, 07/25/45	153,044
600,000	Series 2016-28, Class DW, 3.500%, 05/25/36	616,031
536,935	Series 2016-33, Class PS, 5.416%, 06/25/46	122,015
380,408	Series 2016-38, Class SA, 5.416%, 06/25/46	92,565
296,197	Series 2016-63, Class AS, 5.416%, 09/25/46	69,389
	Government National Mortgage Association,
665,283	Series 2012-77, Class MS, IF, IO, 5.538%, 06/20/42	154,934
640,584	Series 2014-119, Class JS, IF, IO, 5.588%, 08/20/44	151,170
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	282,284
700,240	Series 2014-161, Class PS, IF, IO, 5.038%, 11/20/44	121,125
308,141	Series 2015-144, Class SA, 5.638%, 10/20/45	75,354
796,375	Series 2016-107, Class SN, 5.538%, 04/20/46	166,208

		4,899,801

	Non-Agency CMO — 3.5%
	Alternative Loan Trust,
62,475	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	63,146
41,036	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	42,433
54,777	Series 2005-23CB, Class A7, 5.250%, 07/25/35	50,944
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	186,914
211,674	Banc of America Alternative Loan Trust, Series 2005-3, Class 2A1, 5.500%, 04/25/20	214,600
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.184%, 04/25/24	254,749
137,427	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	141,025
219,565	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	178,993
	MASTR Asset Securitization Trust,
10,873	Series 2003-8, Class 1A1, 5.500%, 09/25/33	11,022
168,868	Series 2003-8, Class 3A13, 5.250%, 09/25/33	170,372
245,678	RAAC Series Trust, Series 2005-SP1, Class 4A1, 7.000%, 09/25/34	255,214
196,788	RALI Trust, Series 2002-QS18, Class A1, 5.500%, 12/25/17	195,984
88,651	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	90,695
	Wells Fargo Mortgage-Backed Securities Trust,
89,074	Series 2005-14, Class 1A1, 5.500%, 12/25/35	92,269
26,835	Series 2007-14, Class 1A1, 6.000%, 10/25/37	26,354

		1,974,714

	Total Collateralized Mortgage Obligations (Cost $7,077,905)	6,874,515

Commercial Mortgage-Backed Securities — 14.2%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	246,129
64,897	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	64,877
	Banc of America Commercial Mortgage Trust,
205,000	Series 2007-1, Class AM, 5.416%, 01/15/49 (e)	204,150
125,000	Series 2007-1, Class AMFX, 5.482%, 01/15/49	124,898
100,000	Series 2007-3, Class B, VAR, 5.732%, 06/10/49	100,256
	Bear Stearns Commercial Mortgage Securities Trust,
23,150	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	23,133
110,000	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	106,981

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
165,000	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	165,980
282,000	Series 2007-PW16, Class AJ, VAR, 5.900%, 06/11/40	279,895
275,000	Series 2007-PW17, Class AJ, VAR, 6.083%, 06/11/50	277,822
	Citigroup Commercial Mortgage Trust,
250,000	Series 2014-GC23, Class D, VAR, 4.657%, 07/10/47 (e)	204,681
200,000	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	151,673
	COMM Mortgage Trust,
315,000	Series 2006-C8, Class AJ, 5.377%, 12/10/46	312,065
105,000	Series 2014-CR15, Class D, VAR, 4.914%, 02/10/47 (e)	92,944
170,000	Series 2014-LC17, Class C, VAR, 4.713%, 10/10/47	169,090
100,000	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.236%, 12/10/49	99,924
200,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.412%, 05/21/36 (e)	199,999
240,000	GS Mortgage Securities Corp. Trust, Series 2016-GS2, Class C, VAR, 4.681%, 05/10/49	245,270
150,000	GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	107,328
	JP Morgan Chase Commercial Mortgage Securities Trust,
225,000	Series 2005-LDP5, Class F, 5.717%, 12/15/44	223,708
160,724	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	160,577
95,000	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	95,257
230,000	Series 2007-LD11, Class AM, VAR, 5.938%, 06/15/49	234,120
395,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	388,286
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.116%, 07/15/44	166,600
	LB-UBS Commercial Mortgage Trust,
191,064	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	177,706
60,000	Series 2007-C1, Class AJ, 5.484%, 02/15/40	60,032
200,000	Series 2007-C1, Class B, 5.514%, 02/15/40	199,824
155,000	Series 2007-C6, Class AJ, VAR, 6.380%, 07/15/40	156,394
138,610	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	138,863
	Morgan Stanley Bank of America Merrill Lynch Trust,
165,000	Series 2013-C9, Class D, VAR, 4.293%, 05/15/46 (e)	150,696
170,000	Series 2014-C15, Class D, VAR, 5.057%, 04/15/47 (e)	149,971
	Morgan Stanley Capital I Trust,
98,049	Series 2005-HQ7, Class D, VAR, 5.312%, 11/14/42	97,766
135,000	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	134,722
96,921	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	96,679
277,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	275,548
100,050	Series 2016-BNK2, Class D, VAR, 3.000%, 11/15/49 (e)	71,890
	Wachovia Bank Commercial Mortgage Trust,
215,000	Series 2005-C21, Class D, 5.465%, 10/15/44	212,969
3,781	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	3,776
185,000	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	187,031
245,000	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	247,817
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	247,250
120,000	Series 2007-C33, Class AJ, VAR, 6.170%, 02/15/51	119,816
250,000	Series 2007-C33, Class B, VAR, 6.170%, 02/15/51	243,027
140,000	Series 2007-C33, Class C, VAR, 6.170%, 02/15/51	130,189
250,000	Series 2007-C34, Class B, VAR, 6.213%, 05/15/46	248,465
100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	72,672
155,000	WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D, VAR, 4.960%, 11/15/45 (e)	147,239

	Total Commercial Mortgage-Backed Securities (Cost $8,107,329)	8,015,985

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Common Stock — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
2,000	Pacific Exploration & Production Corp., (Canada) (a) (Cost $74,705)	78,163

Corporate Bonds — 49.2%
	Consumer Discretionary — 11.3%
	Auto Components — 1.1%
	Dana, Inc.,
30,000	5.500%, 12/15/24	30,150
125,000	6.000%, 09/15/23	130,000
36,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	34,785
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	63,000
29,000	MPG Holdco I, Inc., 7.375%, 10/15/22	29,725
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	204,680
100,000	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	103,000
70,000	UCI International LLC, 8.625%, 02/15/19 (d)	14,525

		609,865

	Automobiles — 1.5%
200,000	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	198,250
115,000	Ford Motor Co., 4.750%, 01/15/43	107,732
	General Motors Co.,
220,000	6.250%, 10/02/43	236,772
100,000	6.750%, 04/01/46	115,050
210,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	216,562

		874,366

	Diversified Consumer Services — 0.5%
135,000	New York University, 4.142%, 07/01/48	125,058
120,000	Service Corp. International, 7.500%, 04/01/27	139,200

		264,258

	Hotels, Restaurants & Leisure — 1.4%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	67,925
35,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	33,863
25,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	26,125
20,000	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	20,950
200,000	International Game Technology plc, (United Kingdom), 6.500%, 02/15/25 (e)	212,500
6,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	6,000
80,000	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	81,600
	MGM Resorts International,
70,000	6.000%, 03/15/23	75,250
165,000	7.750%, 03/15/22	188,512
20,000	Ruby Tuesday, Inc., 7.625%, 05/15/20	19,050
35,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	34,475
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	21,600
20,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	19,725

		807,575

	Household Durables — 0.4%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	63,000
30,000	M/I Homes, Inc., 6.750%, 01/15/21	31,200
20,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	19,900
30,000	Meritage Homes Corp., 7.000%, 04/01/22	32,625
65,000	Tempur Sealy International, Inc., 5.500%, 06/15/26	64,675

		211,400

	Media — 5.4%
200,000	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	209,500
95,000	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	95,712
66,000	Cablevision Systems Corp., 8.000%, 04/15/20	70,950
	Charter Communications Operating LLC/Charter Communications Operating Capital,
296,000	6.384%, 10/23/35 (e)	331,179
345,000	6.484%, 10/23/45 (e)	386,395
	Clear Channel Worldwide Holdings, Inc.,
64,000	Series B, 6.500%, 11/15/22	64,560
260,000	Series B, 7.625%, 03/15/20	256,425
10,000	CSC Holdings LLC, 6.750%, 11/15/21	10,512
	DISH DBS Corp.,
55,000	5.000%, 03/15/23	54,312
225,000	5.875%, 11/15/24	228,094
50,000	7.750%, 07/01/26	55,188
14,000	Gray Television, Inc., 5.875%, 07/15/26 (e)	13,366
55,000	iHeartCommunications, Inc., 9.000%, 12/15/19	43,313

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
200,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	204,000
100,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	102,750
40,000	Regal Entertainment Group, 5.750%, 02/01/25	40,200
	Sinclair Television Group, Inc.,
55,000	5.625%, 08/01/24 (e)	54,313
50,000	6.125%, 10/01/22	51,875
98,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	101,920
75,000	Time, Inc., 5.750%, 04/15/22 (e)	75,562
220,000	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	223,850
37,000	Univision Communications, Inc., 5.125%, 05/15/23 (e)	35,659
50,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	51,020
	WMG Acquisition Corp.,
31,000	5.625%, 04/15/22 (e)	31,930
30,000	6.750%, 04/15/22 (e)	31,425
240,000	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	235,800

		3,059,810

	Multiline Retail — 0.2%
5,000	J.C. Penney Corp., Inc., 5.875%, 07/01/23 (e)	5,125
160,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	126,400

		131,525

	Specialty Retail — 0.8%
34,000	Caleres, Inc., 6.250%, 08/15/23	35,530
51,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	24,799
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	30,887
100,000	L Brands, Inc., 6.750%, 07/01/36	98,750
10,000	Penske Automotive Group, Inc., 5.500%, 05/15/26	9,638
195,000	PetSmart, Inc., 7.125%, 03/15/23 (e)	199,631
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	25,938

		425,173

	Total Consumer Discretionary	6,383,972

	Consumer Staples — 3.3%
	Beverages — 0.4%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	176,109
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	27,500

		203,609

	Food & Staples Retailing — 0.8%
100,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	103,360
55,000	New Albertsons, Inc., 8.000%, 05/01/31	53,350
	SUPERVALU, Inc.,
10,000	6.750%, 06/01/21	9,900
75,000	7.750%, 11/15/22	74,250
205,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	195,680

		436,540

	Food Products — 1.4%
30,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	29,625
200,000	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	200,000
	JBS USA LUX S.A./JBS USA Finance, Inc.,
82,000	5.750%, 06/15/25 (e)	80,360
45,000	5.875%, 07/15/24 (e)	44,713
25,000	7.250%, 06/01/21 (e)	25,594
142,000	Kraft Heinz Foods Co., 5.200%, 07/15/45	150,888
	Lamb Weston Holdings, Inc.,
6,000	4.625%, 11/01/24 (e)	5,985
6,000	4.875%, 11/01/26 (e)	5,970
23,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	22,942
	Post Holdings, Inc.,
51,000	6.750%, 12/01/21 (e)	54,315
50,000	7.750%, 03/15/24 (e)	55,125
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	25,969
35,000	6.625%, 08/15/22	36,881
30,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	30,900

		769,267

	Household Products — 0.2%
80,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	80,000
	Spectrum Brands, Inc.,
20,000	5.750%, 07/15/25	20,750
25,000	6.625%, 11/15/22	26,500

		127,250

	Personal Products — 0.1%
15,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	14,794
60,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	59,625

		74,419

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Tobacco — 0.4%
	Reynolds American, Inc.,
100,000	4.450%, 06/12/25	105,794
125,000	5.850%, 08/15/45	147,664

		253,458

	Total Consumer Staples	1,864,543

	Energy — 5.4%
	Energy Equipment & Services — 0.2%
25,000	Drill Rigs Holdings, Inc., 6.500%, 10/01/17 (e)	10,687
5,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	4,950
20,000	Transocean, Inc., (Cayman Islands), 9.000%, 07/15/23 (e)	20,200
20,000	Unit Corp., 6.625%, 05/15/21	18,200
	Weatherford International Ltd., (Bermuda),
27,000	7.750%, 06/15/21	26,393
27,000	8.250%, 06/15/23	26,426

		106,856

	Oil, Gas & Consumable Fuels — 5.2%
25,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	24,125
4,000	California Resources Corp., 8.000%, 12/15/22 (e)	3,220
25,000	Cenovus Energy, Inc., (Canada), 4.450%, 09/15/42	20,562
25,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	25,375
35,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	35,350
575,000	Ecopetrol S.A., (Colombia), 5.875%, 05/28/45	465,750
25,000	Energy Transfer Equity LP, 5.875%, 01/15/24	25,813
275,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	266,960
	EP Energy LLC/Everest Acquisition Finance, Inc.,
47,000	7.750%, 09/01/22	32,900
50,000	9.375%, 05/01/20	41,890
25,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	25,563
30,000	Halcon Resources Corp., 8.625%, 02/01/20 (e)	30,765
105,000	Kinder Morgan Energy Partners LP, 6.500%, 09/01/39	109,554
140,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	123,550
100,000	Oasis Petroleum, Inc., 6.875%, 01/15/23	102,500
80,000	Pacific Exploration & Production Corp., (Canada), Series AI, (cash), 10.000%, 11/02/21 (v)	86,500
200,000	Pertamina Persero PT, (Indonesia), Reg. S, 5.625%, 05/20/43	188,135
	Petrobras Global Finance B.V., (Netherlands),
100,000	8.375%, 05/23/21	107,250
485,000	8.750%, 05/23/26	520,696
525,000	Petroleos Mexicanos, (Mexico), 6.750%, 09/21/47 (e)	457,863
18,000	QEP Resources, Inc., 5.375%, 10/01/22	17,550
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	36,178
74,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	76,960
44,000	SM Energy Co., 6.500%, 01/01/23	44,220
50,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22	53,500
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	14,606
20,000	6.000%, 01/15/22	20,494

		2,957,829

	Total Energy	3,064,685

	Financials — 3.7%
	Banks — 1.3%
250,000	Citigroup, Inc., 4.600%, 03/09/26	257,298
250,000	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	241,179
250,000	Societe Generale S.A., (France), 5.625%, 11/24/45 (e)	255,634

		754,111

	Capital Markets — 0.4%
215,000	Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	220,984

	Consumer Finance — 0.6%
	Ally Financial, Inc.,
60,000	5.750%, 11/20/25	59,250
83,000	8.000%, 11/01/31	94,205
200,000	Ford Motor Credit Co. LLC, 4.134%, 08/04/25	197,733

		351,188

	Diversified Financial Services — 0.4%
113,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	110,740
150,000	Voya Financial, Inc., 4.800%, 06/15/46	141,154

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued

		251,894

	Insurance — 0.8%
150,000	American International Group, Inc., 4.800%, 07/10/45	153,510
61,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	68,320
140,000	MetLife, Inc., 6.400%, 12/15/36	151,550
47,000	NFP Corp., 9.000%, 07/15/21 (e)	48,645

		422,025

	Thrifts & Mortgage Finance — 0.2%
102,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	97,920

	Total Financials	2,098,122

	Health Care — 4.5%
	Health Care Equipment & Supplies — 0.6%
60,000	Alere, Inc., 6.375%, 07/01/23 (e)	60,525
100,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	103,000
60,000	Kinetic Concepts, Inc./KCI USA, Inc, 9.625%, 10/01/21 (e)	56,550
9,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	7,605
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
5,000	5.500%, 04/15/25 (e)	4,250
90,000	5.625%, 10/15/23 (e)	81,450
8,000	5.750%, 08/01/22 (e)	7,510
45,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	45,225

		366,115

	Health Care Providers & Services — 1.8%
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	14,775
30,000	Amsurg Corp., 5.625%, 07/15/22	30,707
	CHS/Community Health Systems, Inc.,
15,000	5.125%, 08/01/21	13,566
25,000	6.875%, 02/01/22	16,687
12,000	8.000%, 11/15/19	9,450
	HCA, Inc.,
40,000	5.375%, 02/01/25	39,150
60,000	Series 1, 5.875%, 05/01/23	61,650
190,000	5.875%, 02/15/26	189,288
75,000	HealthSouth Corp., 5.750%, 09/15/25	74,891
87,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	76,125
125,000	Kindred Healthcare, Inc., 8.750%, 01/15/23	111,250
76,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	79,895
50,000	Team Health, Inc., 7.250%, 12/15/23 (e)	56,313
	Tenet Healthcare Corp.,
69,000	6.750%, 06/15/23	58,995
5,000	7.500%, 01/01/22 (e)	5,147
221,000	8.125%, 04/01/22	201,662

		1,039,551

	Health Care Technology — 0.1%
50,000	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	51,750

	Pharmaceuticals — 2.0%
	Actavis Funding SCS, (Luxembourg),
200,000	3.800%, 03/15/25	200,880
140,000	4.750%, 03/15/45	138,506
75,000	Concordia International Corp., (Canada), 9.500%, 10/21/22 (e)	32,625
50,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	45,062
216,000	Mylan N.V., (Netherlands), 5.250%, 06/15/46 (e)	197,905
250,000	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands), 3.150%, 10/01/26	230,110
	Valeant Pharmaceuticals International, Inc., (Canada),
40,000	5.500%, 03/01/23 (e)	29,400
85,000	6.125%, 04/15/25 (e)	62,900
175,000	7.250%, 07/15/22 (e)	143,500
35,000	7.500%, 07/15/21 (e)	29,575

		1,110,463

	Total Health Care	2,567,879

	Industrials — 2.8%
	Aerospace & Defense — 0.5%
40,000	Arconic, Inc., 5.900%, 02/01/27	40,600
25,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	25,219
72,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	70,020
	TransDigm, Inc.,
65,000	5.500%, 10/15/20	66,706
35,000	6.375%, 06/15/26 (e)	35,612
50,000	Triumph Group, Inc., 4.875%, 04/01/21	45,750

		283,907

	Building Products — 0.3%
45,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	48,713
65,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	65,975
25,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	23,875

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued

		138,563

	Commercial Services & Supplies — 0.4%
80,000	ADT Corp. (The), 4.125%, 06/15/23	76,000
2,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	2,045
100,000	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	102,500
47,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	50,525
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	9,525

		240,595

	Construction & Engineering — 0.2%
48,000	AECOM, 5.875%, 10/15/24	50,280
67,000	MasTec, Inc., 4.875%, 03/15/23	65,493

		115,773

	Machinery — 0.3%
28,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	26,880
40,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	40,700
125,000	Terex Corp., 6.000%, 05/15/21	126,562

		194,142

	Marine — 0.0% (g)
10,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	2,000

	Road & Rail — 0.6%
145,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	140,106
185,000	Hertz Corp. (The), 6.250%, 10/15/22	174,363
60,000	Jack Cooper Holdings Corp., 9.250%, 06/01/20	20,850

		335,319

	Trading Companies & Distributors — 0.5%
110,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	115,775
	United Rentals North America, Inc.,
25,000	5.875%, 09/15/26	25,562
110,000	6.125%, 06/15/23	115,665

		257,002

	Total Industrials	1,567,301

	Information Technology — 3.2%
	Communications Equipment — 0.8%
49,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	51,328
	Avaya, Inc.,
189,000	7.000%, 04/01/19 (e)	164,430
10,000	10.500%, 03/01/21 (e)	4,700
125,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	130,156
32,000	CommScope, Inc., 5.500%, 06/15/24 (e)	32,755
80,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	83,400

		466,769

	Electronic Equipment, Instruments & Components — 0.1%
70,000	Zebra Technologies Corp., 7.250%, 10/15/22	75,694

	IT Services — 0.5%
271,000	First Data Corp., 7.000%, 12/01/23 (e)	283,704

	Semiconductors & Semiconductor Equipment — 1.1%
175,000	Amkor Technology, Inc., 6.375%, 10/01/22	180,032
	Micron Technology, Inc.,
120,000	5.250%, 01/15/24 (e)	117,313
57,000	5.625%, 01/15/26 (e)	55,575
22,000	Microsemi Corp., 9.125%, 04/15/23 (e)	25,465
215,000	QUALCOMM, Inc., 4.800%, 05/20/45	227,265

		605,650

	Software — 0.4%
15,000	Camelot Finance S.A., (Luxembourg), 7.875%, 10/15/24 (e)	15,347
125,000	Infor Software Parent LLC/Infor Software Parent, Inc., (cash), 7.125%, 05/01/21 (e) (v)	125,312
95,000	Informatica LLC, 7.125%, 07/15/23 (e)	89,300

		229,959

	Technology Hardware, Storage & Peripherals — 0.3%
155,000	Western Digital Corp., 10.500%, 04/01/24 (e)	179,413

	Total Information Technology	1,841,189

	Materials — 3.9%
	Chemicals — 1.3%
	Blue Cube Spinco, Inc.,
50,000	9.750%, 10/15/23	58,750
30,000	10.000%, 10/15/25	35,700
30,000	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	33,975
225,000	Hexion, Inc., 6.625%, 04/15/20	193,500
	Huntsman International LLC,
65,000	4.875%, 11/15/20	66,950
110,000	5.125%, 11/15/22	111,650
	LYB International Finance B.V., (Netherlands),
85,000	4.875%, 03/15/44	86,601

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
110,000	LyondellBasell Industries N.V., (Netherlands), 4.625%, 02/26/55	99,578
25,000	PolyOne Corp., 5.250%, 03/15/23	24,875

		711,579

	Construction Materials — 0.1%
65,000	U.S. Concrete, Inc., 6.375%, 06/01/24	67,762

	Containers & Packaging — 0.2%
25,000	Cascades, Inc., (Canada), 5.750%, 07/15/23 (e)	25,219
35,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	35,131
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
25,000	5.750%, 10/15/20	25,719
35,000	7.000%, 07/15/24 (e)	36,977

		123,046

	Metals & Mining — 2.2%
90,000	AK Steel Corp., 7.500%, 07/15/23	97,875
100,000	Aleris International, Inc., 9.500%, 04/01/21 (e)	107,250
	ArcelorMittal, (Luxembourg),
175,000	6.500%, 03/01/21	189,875
68,000	7.250%, 02/25/22	76,309
	Freeport-McMoRan, Inc.,
30,000	3.875%, 03/15/23	28,031
33,000	5.400%, 11/14/34	28,875
32,000	5.450%, 03/15/43	27,360
65,000	Glencore Finance Canada Ltd., (Canada), 6.000%, 11/15/41 (e)	63,050
13,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	13,098
75,000	Steel Dynamics, Inc., 5.500%, 10/01/24	79,313
530,000	Vedanta Resources plc, (United Kingdom), 8.250%, 06/07/21 (e)	546,040

		1,257,076

	Paper & Forest Products — 0.1%
25,000	Clearwater Paper Corp., 5.375%, 02/01/25 (e)	24,813

	Total Materials	2,184,276

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
80,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	83,800
200,000	Crown Castle International Corp., 4.450%, 02/15/26	205,451
25,000	FelCor Lodging LP, 6.000%, 06/01/25	25,438
100,000	GEO Group, Inc. (The), 6.000%, 04/15/26	96,000

	Total Real Estate	410,689

	Telecommunication Services — 9.2%
	Diversified Telecommunication Services — 6.7%
515,000	Altice Financing S.A., (Luxembourg), 7.500%, 05/15/26 (e)	523,600
	AT&T, Inc.,
132,000	4.500%, 03/09/48 (e)	117,546
125,000	4.750%, 05/15/46	116,443
120,000	5.150%, 03/15/42	118,305
	CCO Holdings LLC/CCO Holdings Capital Corp.,
110,000	5.375%, 05/01/25 (e)	111,788
178,000	5.875%, 04/01/24 (e)	188,457
85,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	85,213
148,000	Embarq Corp., 7.995%, 06/01/36	142,095
	Frontier Communications Corp.,
25,000	6.250%, 09/15/21	23,453
20,000	8.500%, 04/15/20	20,775
10,000	9.250%, 07/01/21	10,250
20,000	10.500%, 09/15/22	20,600
225,000	11.000%, 09/15/25	225,563
115,000	GCI, Inc., 6.750%, 06/01/21	118,019
	Intelsat Jackson Holdings S.A., (Luxembourg),
45,000	7.250%, 04/01/19	35,325
140,000	7.500%, 04/01/21	101,412
20,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	6,925
	Level 3 Financing, Inc.,
35,000	5.375%, 08/15/22	35,612
55,000	5.375%, 05/01/25	54,725
307,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	290,882
200,000	SFR Group S.A., (France), 6.000%, 05/15/22 (e)	201,500
105,000	Sprint Capital Corp., 6.875%, 11/15/28	100,999
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	197,000
	Verizon Communications, Inc.,
180,000	4.672%, 03/15/55	168,050
120,000	4.862%, 08/21/46	120,291
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	201,000
200,000	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	204,000

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Windstream Services LLC,
70,000	6.375%, 08/01/23	60,900
75,000	7.500%, 06/01/22	70,852
15,000	7.500%, 04/01/23	13,950
	Zayo Group LLC/Zayo Capital, Inc.,
80,000	6.000%, 04/01/23	83,400
35,000	6.375%, 05/15/25	36,488

		3,805,418

	Wireless Telecommunication Services — 2.5%
525,000	Comcel Trust via Comunicaciones Celulares S.A., (Cayman Islands), 6.875%, 02/06/24 (e)	523,687
	Sprint Communications, Inc.,
24,000	6.000%, 12/01/16	24,000
102,000	7.000%, 03/01/20 (e)	109,713
8,000	8.375%, 08/15/17	8,323
3,000	9.125%, 03/01/17	3,046
	Sprint Corp.,
235,000	7.625%, 02/15/25	238,819
65,000	7.875%, 09/15/23	67,112
	T-Mobile USA, Inc.,
50,000	6.125%, 01/15/22	52,359
181,000	6.500%, 01/15/24	193,386
80,000	6.500%, 01/15/26	86,400
80,000	United States Cellular Corp., 6.700%, 12/15/33	78,400

		1,385,245

	Total Telecommunication Services	5,190,663

	Utilities — 1.2%
	Electric Utilities — 0.4%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	178,613
54,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	57,645

		236,258

	Gas Utilities — 0.1%
50,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	52,125

	Independent Power & Renewable Electricity Producers — 0.6%
49,000	AES Corp., 5.500%, 03/15/24	48,265
110,000	Dynegy, Inc., 7.375%, 11/01/22	104,500
35,000	GenOn Energy, Inc., 9.500%, 10/15/18	24,413
50,000	NRG Energy, Inc., 6.250%, 05/01/24	48,375
25,000	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	23,781
61,000	TerraForm Power Operating LLC, SUB, 6.625%, 06/15/25 (e)	63,287

		312,621

	Multi-Utilities — 0.1%
75,000	NRG Yield Operating LLC, 5.375%, 08/15/24	74,625

	Total Utilities	675,629

	Total Corporate Bonds (Cost $27,865,188)	27,848,948

Foreign Government Securities — 5.2%
285,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 6.600%, 01/28/24	296,756
200,000	Government of Jamaica, (Jamaica), 6.750%, 04/28/28	212,500
240,000	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	206,400
	Provincia de Buenos Aires, (Argentina),
317,000	9.125%, 03/16/24 (e)	333,337
350,000	9.950%, 06/09/21 (e)	384,270
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	186,500
500,000	Republic of Ecuador, (Ecuador), 10.750%, 03/28/22 (e)	521,250
100,000	Republic of Indonesia, (Indonesia), Reg. S, 6.625%, 02/17/37	119,625
150,000	Republic of Lebanon, (Lebanon), 6.375%, 03/09/20	148,312
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	142,040
200,000	Republic of Paraguay, (Paraguay), Reg. S, 6.100%, 08/11/44	198,500
200,000	Republic of Serbia, (Serbia), Reg. S, 7.250%, 09/28/21	223,000

	Total Foreign Government Securities (Cost $3,003,823)	2,972,490

Mortgage Pass-Through Security — 1.9%
1,049,213	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 3.000%, 03/01/31 (Cost $1,093,211)	1,078,442

Municipal Bonds — 1.6% (t)
	California — 0.7%
100,000	Los Angeles Community College District, GO, 6.750%, 08/01/49	143,753
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	63,360

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	California — continued
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	105,487
100,000	Series J, Rev., 4.131%, 05/15/45	99,866

		412,466

	Colorado — 0.3%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	168,410

	Illinois — 0.1%
25,000	Illinois Finance Authority, Series A, Rev., 4.000%, 10/01/49	23,378

	Louisiana — 0.1%
75,000	Louisiana Local Government Environmental Facilties & Community Development Authority,East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.000%, 02/01/48	73,554

	New Jersey — 0.1%
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.000%, 06/15/42	24,574

	South Carolina — 0.1%
50,000	State of South Carolina Ports Authority, Rev., 5.250%, 07/01/55	52,970

	Utah — 0.2%
100,000	Utah Transit Authority, Sales Tax, Series B, Rev., 5.937%, 06/15/39	127,444

	Total Municipal Bonds (Cost $901,163)	882,796

Preferred Securities — 1.3% (x)
	Financials — 1.3%
	Banks — 0.2%
92,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	92,046
39,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	39,049

		131,095

	Capital Markets — 1.1%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	235,000
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	94,168
250,000	UBS Group AG, (Switzerland), Reg. S, VAR, 7.000%, 02/19/25	260,500

		589,668

	Total Preferred Securities (Cost $723,398)	720,763

Loan Assignments — 0.7%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
5,400	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	5,428

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
4,963	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	5,003

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
100,000	EP Energy LLC/Everest Acquisition Finance, Inc., 1st Lien Term Loan, VAR, 9.750%, 06/30/21	101,188

	Health Care — 0.3%
	Pharmaceuticals — 0.3%
200,000	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	198,188

	Information Technology — 0.2%
	Internet Software & Services — 0.2%
100,000	Genesys Telecommunications Laboratories, Inc., Term Loan, 6.250%, 11/17/23	100,500

	Total Loan Assignments (Cost $412,608)	410,307

NUMBER OF CONTRACTS
Options Purchased — 0.3%
	Call Options Purchased — 0.0% (g)
66	10 Year U.S. Treasury Note, expiring 12/23/16 at $126.50, American Style (Cost $10,451)	9,282

	Put Option Purchased — 0.3%
174	10 Year U.S. Treasury Note, expiring 02/24/17 at $123.00, American Style (Cost $125,428)	152,250

	Total Options Purchased (Cost $135,879)	161,532

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.9%
	Investment Company — 2.9%
1,647,337	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $1,647,652)	1,647,831

	Total Investments — 98.9% (Cost $56,346,006)	56,023,565
	Other Assets in Excess of Liabilities — 1.1%	637,026

	NET ASSETS — 100.0%	$56,660,591

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Ultra Long Term U.S. Treasury Bond	03/22/17	USD	645,625	(1,259)
34	5 Year U.S. Treasury Note	03/31/17	USD	4,006,688	(13,072)
	Short Futures Outstanding
(72)	10 Year U.S. Treasury Note	03/22/17	USD	(8,965,125)	1,529
(3)	U.S. Treasury Long Bond	03/22/17	USD	(453,844)	1,845
(4)	Ultra Long Term U.S. Treasury Bond	03/22/17	USD	(645,625)	1,147

					(9,810)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2016.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as off November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,132,052
Aggregate gross unrealized depreciation	(1,454,493)

Net unrealized appreciation/depreciation	$(322,441)

Federal income tax cost of investments	$56,346,006

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,865,804	$3,465,989	$5,331,793
Collateralized Mortgage Obligations
Agency CMO	—	4,899,801	—	4,899,801
Non-Agency CMO	—	1,533,051	441,663	1,974,714

Total Collateralized Mortgage Obligations	—	6,432,852	441,663	6,874,515

Commercial Mortgage-Backed Securities	—	5,301,702	2,714,283	8,015,985

Common Stocks
Energy	78,163	—	—	78,163

Corporate Bonds
Consumer Discretionary	—	6,369,447	14,525	6,383,972
Consumer Staples	—	1,864,543	—	1,864,543
Energy	—	3,046,485	18,200	3,064,685
Financials	—	2,098,122	—	2,098,122
Health Care	—	2,567,879	—	2,567,879
Industrials	—	1,544,451	22,850	1,567,301
Information Technology	—	1,841,189	—	1,841,189
Materials	—	2,184,276	—	2,184,276
Real Estate	—	410,689	—	410,689
Telecommunication Services	—	5,148,413	42,250	5,190,663
Utilities	—	675,629	—	675,629

Total Corporate Bonds	—	27,751,123	97,825	27,848,948

Foreign Government Securities	—	2,972,490	—	2,972,490
Mortgage Pass-Through Security	—	1,078,442	—	1,078,442
Municipal Bonds	—	882,796	—	882,796
Preferred Securities
Financials	—	720,763	—	720,763
Loan Assignments
Consumer Discretionary	—	5,428	—	5,428
Consumer Staples	—	5,003	—	5,003
Energy	—	101,188	—	101,188
Health Care	—	198,188	—	198,188
Information Technology	—	100,500	—	100,500

Total Loan Assignments	—	410,307	—	410,307

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Call Options Purchased	$9,282	$—	$—	$9,282
Put Options Purchased	152,250	—	—	152,250

Total Options Purchased	161,532	—	—	161,532

Short-Term Investment
Investment Company	1,647,831	—	—	1,647,831

Total Investments in Securities	$1,887,526	$47,416,279	$6,719,760	$56,023,565

Appreciation in Other Financial Instruments
Futures Contracts	$4,521	$—	$—	$4,521

Depreciation in Other Financial Instruments
Futures Contracts	$(14,331)	$—	$—	$(14,331)

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$1,598,952	$4,175	$64,140	$2,462	$519,225	$(794,193)	$2,071,228	$—	$3,465,989
Collateralized Mortgage Obligations — Non- Agency CMO	425,427	—	32,676	1,221	—	(17,661)	—	—	441,663
Commercial Mortgage- Backed Securities	1,592,960	—	11,948	1,046	1,215,362	(107,033)	—	—	2,714,283
Corporate Bonds — Consumer Discretionary	14,000	—	489	36	—	—	—	—	14,525
Corporate Bonds — Energy	—	(2,580)	11,388	21	—	(2,379)	11,750	—	18,200
Corporate Bonds — Industrials	21,150	—	(23,323)	(727)	—	—	45,000	(19,250)	22,850
Corporate Bonds — Information Technology	41,925	(66,513)	24,646	(58)	—	—	—	—	—
Corporate Bonds — Telecommunication Services	—	—	325	1,190	11,485	—	29,250	—	42,250

	$3,694,414	$(64,918)	$122,289	$5,191	$1,746,072	$(921,266)	$2,157,228	$(19,250)	$6,719,760

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to $121,127.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,024,154	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.81%)
			Constant Default Rate	0.00% - 27.00% (4.11%)
			Yield (Discount Rate of Cash Flows)	3.50% - 7.57% (5.56%)

Asset-Backed Securities	3,024,154

	441,663	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (7.88%)
			Yield (Discount Rate of Cash Flows)	3.93% - 6.67% (5.09%)

Collateralized Mortgage Obligations	441,663

	2,714,284	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (9.07%)
			Yield (Discount Rate of Cash Flows)	4.24% - 115.51% (11.43%)

Commercial Mortgage-Backed Securities	2,714,284

	81,300	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.13% - 51.21% (26.93%)

Corporate Bonds	81,300

Total	$6,261,401

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was $458,359. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and options in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.0%
	Ally Auto Receivables Trust,
476	Series 2015-1, Class A3, 1.390%, 09/16/19	477
167	Series 2015-SN1, Class A3, 1.210%, 12/20/17	167
509	Series 2016-1, Class A3, 1.470%, 04/15/20	510
800	Series 2016-2, Class A3, 1.350%, 05/15/20	799
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,849
619	Series 2014-3, Class A, 1.490%, 04/15/20	620
	AmeriCredit Automobile Receivables Trust,
206	Series 2015-4, Class A3, 1.700%, 07/08/20	207
428	Series 2016-2, Class A3, 1.600%, 11/09/20	427
1,404	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	1,400
604	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	600
	BMW Vehicle Lease Trust,
1,500	Series 2015-2, Class A3, 1.400%, 09/20/18	1,501
290	Series 2016-2, Class A3, 1.430%, 09/20/19	289
301	BMW Vehicle Owner Trust, Series 2014-A, Class A3, 0.970%, 11/26/18	301
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	463
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,603
617	Series 2015-2, Class A3, 1.730%, 09/20/19	619
279	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	279
	CarMax Auto Owner Trust,
105	Series 2013-4, Class A3, 0.800%, 07/16/18	105
983	Series 2014-2, Class A3, 0.980%, 01/15/19	983
527	Series 2015-2, Class A3, 1.370%, 03/16/20	527
337	Series 2016-1, Class A3, 1.610%, 11/16/20	337
711	Series 2016-2, Class A3, 1.520%, 02/16/21	711
540	Series 2016-4, Class A3, 1.400%, 08/15/21	536
883	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	885
181	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	181
	Citibank Credit Card Issuance Trust,
3,200	Series 2014-A8, Class A8, 1.730%, 04/09/20	3,218
1,120	Series 2016-A1, Class A1, 1.750%, 11/19/21	1,120
	CNH Equipment Trust,
36	Series 2013-C, Class A3, 1.020%, 08/15/18	36
228	Series 2013-D, Class A3, 0.770%, 10/15/18	228
544	Series 2014-A, Class A3, 0.840%, 05/15/19	544
919	Series 2014-B, Class A3, 0.910%, 05/15/19	919
75	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	75
	CPS Auto Receivables Trust,
18	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	18
140	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	140
329	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	329
436	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	436
906	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	906
405	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	406
1,479	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,482
18	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	18
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,500

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
607	DT Auto Owner Trust, Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	608
	Exeter Automobile Receivables Trust,
155	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	155
632	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	632
318	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.420%, 03/16/20	318
1,288	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,284
	Flagship Credit Auto Trust,
398	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	398
401	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	399
624	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	625
	Ford Credit Auto Owner Trust,
64	Series 2013-D, Class A3, 0.670%, 04/15/18	64
509	Series 2014-B, Class A3, 0.900%, 10/15/18	509
735	Series 2014-C, Class A3, 1.060%, 05/15/19	734
622	Series 2015-A, Class A3, 1.280%, 09/15/19	623
658	Series 2015-B, Class A3, 1.160%, 11/15/19	658
585	Series 2015-C, Class A3, 1.410%, 02/15/20	586
373	Series 2016-B, Class A3, 1.330%, 10/15/20	372
1,396	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,398
300	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	295
	GLS Auto Receivables Trust,
697	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	698
881	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	881
	GM Financial Automobile Leasing Trust,
963	Series 2015-1, Class A3, 1.530%, 09/20/18	965
974	Series 2015-3, Class A3, 1.690%, 03/20/19	977
248	Series 2016-2, Class A3, 1.620%, 09/20/19	248
606	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	607
231	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	230
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,500
716	Series 2015-2, Class A3, 1.300%, 03/16/20	717
	Honda Auto Receivables Owner Trust,
290	Series 2014-1, Class A3, 0.670%, 11/21/17	290
647	Series 2015-1, Class A3, 1.050%, 10/15/18	647
389	Series 2016-1, Class A3, 1.220%, 12/18/19	389
392	Series 2016-3, Class A3, 1.160%, 05/18/20	390
	Hyundai Auto Receivables Trust,
197	Series 2014-A, Class A3, 0.790%, 07/16/18	197
718	Series 2014-B, Class A3, 0.900%, 12/17/18	717
570	Series 2015-A, Class A3, 1.050%, 04/15/19	570
343	Series 2015-C, Class A3, 1.460%, 02/18/20	344
	John Deere Owner Trust,
880	Series 2014-B, Class A3, 1.070%, 11/15/18	880
384	Series 2015-B, Class A3, 1.440%, 10/15/19	385
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	1,227
392	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, 02/16/21	390
279	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	279
1,000	Nissan Auto Lease Trust, Series 2015-A, Class A3, 1.400%, 06/15/18	1,001
	Nissan Auto Receivables Owner Trust,
210	Series 2013-C, Class A3, 0.670%, 08/15/18	210
332	Series 2014-A, Class A3, 0.720%, 08/15/18	332
394	Series 2014-B, Class A3, 1.110%, 05/15/19	394

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
823	Series 2015-C, Class A3, 1.370%, 05/15/20	823
305	Series 2016-B, Class A3, 1.320%, 01/15/21	304
914	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	916
	OneMain Financial Issuance Trust,
551	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	551
1,140	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,141
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,305
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,749
84	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	84
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,477
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,100
154	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.892%, 03/25/36	154
165	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	166
550	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	550
1,003	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	1,003
	Toyota Auto Receivables Owner Trust,
339	Series 2014-A, Class A3, 0.670%, 12/15/17	339
314	Series 2014-C, Class A3, 0.930%, 07/16/18	314
600	Series 2016-A, Class A3, 1.250%, 03/16/20	599
348	Series 2016-B, Class A3, 1.300%, 04/15/20	348
670	Series 2016-D, Class A3, 1.230%, 10/15/20	666
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.488%, 10/15/18 (e)	873
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	760
314	Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	313
625	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	625
158	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	159
946	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	953
346	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	347
248	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	249
514	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	513
1,291	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,289
794	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	792
836	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	837
579	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	579
476	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	477
1,095	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,099
504	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	504
776	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	776
181	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	179
1,372	Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	1,374
	World Omni Auto Receivables Trust,
437	Series 2015-A, Class A3, 1.340%, 05/15/20	438

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,286		Series 2015-B, Class A3, 1.490%, 12/15/20	1,286
		World Omni Automobile Lease Securitization Trust,
459		Series 2014-A, Class A3, 1.160%, 09/15/17	459
1,093		Series 2015-A, Class A3, 1.540%, 10/15/18	1,094

		Total Asset-Backed Securities (Cost $82,342)	82,438

Collateralized Mortgage Obligations — 17.0%
		Agency CMO — 16.5%
		Federal Home Loan Mortgage Corp. REMIC,
27		Series 1578, Class K, 6.900%, 09/15/23	29
227		Series 2110, Class PG, 6.000%, 01/15/29	261
—	(h)	Series 2391, Class QR, 5.500%, 12/15/16	—	(h)
1		Series 2427, Class LW, 6.000%, 03/15/17	1
35		Series 2436, Class MC, 7.000%, 04/15/32	39
44		Series 2441, Class GF, 6.500%, 04/15/32	50
270		Series 2505, Class D, 5.500%, 09/15/32	295
872		Series 2525, Class AM, 4.500%, 04/15/32	943
135		Series 2544, Class KE, 5.500%, 12/15/32	153
317		Series 2557, Class HL, 5.300%, 01/15/33	347
6		Series 2558, Class BD, 5.000%, 01/15/18	6
30		Series 2564, Class NK, 5.000%, 02/15/18	31
98		Series 2575, Class PE, 5.500%, 02/15/33	111
411		Series 2586, Class WG, 4.000%, 03/15/33	435
4		Series 2594, Class JB, 4.500%, 04/15/18	4
17		Series 2595, Class HJ, 5.000%, 03/15/23	17
351		Series 2596, Class QD, 4.000%, 03/15/33	369
109		Series 2611, Class KH, 5.000%, 05/15/18	111
389		Series 2621, Class QH, 5.000%, 05/15/33	417
523		Series 2624, Class QH, 5.000%, 06/15/33	578
1,347		Series 2626, Class JC, 5.000%, 06/15/23	1,432
595		Series 2632, Class AB, 4.500%, 06/15/18	606
21		Series 2648, Class BK, 5.000%, 07/15/33	22
39		Series 2649, Class PJ, 3.500%, 06/15/33	41
14		Series 2649, Class QH, 4.500%, 07/15/18	14
227		Series 2649, Class WB, 3.500%, 07/15/23	233
834		Series 2673, Class PE, 5.500%, 09/15/33	920
1,013		Series 2685, Class DT, 5.000%, 10/15/23	1,103
234		Series 2687, Class JH, 5.000%, 10/15/23	251
649		Series 2696, Class DG, 5.500%, 10/15/33	718
84		Series 2699, Class TC, 4.000%, 11/15/18	85
1,523		Series 2701, Class AC, 5.000%, 11/15/23	1,641
284		Series 2725, Class TA, 4.500%, 12/15/33	314
727		Series 2733, Class ME, 5.000%, 01/15/34	797
20		Series 2744, Class TU, 5.500%, 05/15/32	20
2		Series 2750, Class JB, 4.500%, 02/15/19	2
202		Series 2752, Class JB, 4.500%, 02/15/19	206
158		Series 2760, Class KT, 4.500%, 09/15/32	165
274		Series 2764, Class UE, 5.000%, 10/15/32	280
275		Series 2768, Class PK, 5.000%, 03/15/34	291
101		Series 2773, Class OC, 5.000%, 04/15/19	104
152		Series 2804, Class AM, 5.000%, 03/15/34	153
84		Series 2828, Class JE, 4.500%, 07/15/19	87

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
17	Series 2843, Class BC, 5.000%, 08/15/19	17
166	Series 2864, Class NB, 5.500%, 07/15/33	171
157	Series 2875, Class HB, 4.000%, 10/15/19	161
441	Series 2899, Class HB, 4.000%, 12/15/19	451
91	Series 2910, Class BE, 4.500%, 12/15/19	94
124	Series 2920, Class KT, 4.500%, 01/15/20	127
120	Series 2929, Class KG, 4.500%, 02/15/20	123
553	Series 2934, Class KG, 5.000%, 02/15/35	605
19	Series 2950, Class JA, 4.500%, 03/15/20	20
1,577	Series 2960, Class JH, 5.500%, 04/15/35	1,740
40	Series 2968, Class MD, 5.500%, 12/15/33	41
112	Series 2981, Class BC, 4.500%, 05/15/20	115
52	Series 2988, Class TY, 5.500%, 06/15/25	58
1,274	Series 2989, Class TG, 5.000%, 06/15/25	1,378
14	Series 2993, Class PM, 4.500%, 05/15/35	15
18	Series 3017, Class MK, 5.000%, 12/15/34	19
24	Series 3028, Class ME, 5.000%, 02/15/34	24
43	Series 3036, Class TE, 5.500%, 12/15/34	43
10	Series 3057, Class PE, 5.500%, 11/15/34	10
39	Series 3077, Class TO, PO, 04/15/35	35
110	Series 3082, Class PW, 5.500%, 12/15/35	125
2,509	Series 3084, Class BH, 5.500%, 12/15/35	2,836
141	Series 3087, Class KX, 5.500%, 12/15/25	154
2,373	Series 3098, Class KG, 5.500%, 01/15/36	2,617
1,987	Series 3102, Class CE, 5.500%, 01/15/26	2,199
55	Series 3121, Class JD, 5.500%, 03/15/26	62
189	Series 3123, Class HT, 5.000%, 03/15/26	204
103	Series 3136, Class CO, PO, 04/15/36	96
81	Series 3145, Class AJ, 5.500%, 04/15/36	91
753	Series 3150, Class EQ, 5.000%, 05/15/26	811
145	Series 3200, Class PO, PO, 08/15/36	128
47	Series 3219, Class PD, 6.000%, 11/15/35	47
84	Series 3270, Class AT, 5.500%, 01/15/37	96
16	Series 3272, Class PA, 6.000%, 02/15/37	18
2	Series 3289, Class ND, 5.500%, 06/15/35	2
1,843	Series 3294, Class DB, 4.500%, 03/15/22	1,901
97	Series 3337, Class MD, 5.500%, 06/15/27	108
129	Series 3348, Class HT, 6.000%, 07/15/37	149
313	Series 3349, Class HE, 5.500%, 07/15/36	320
36	Series 3372, Class BD, 4.500%, 10/15/22	38
671	Series 3501, Class A, 4.500%, 01/15/39	705
24	Series 3508, Class PK, 4.000%, 02/15/39	25
40	Series 3513, Class A, 4.500%, 02/15/39	43
652	Series 3521, Class B, 4.000%, 04/15/24	692
115	Series 3544, Class BC, 4.000%, 06/15/24	121
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,535
2,355	Series 3562, Class JC, 4.000%, 08/15/24	2,478
1,597	Series 3563, Class BD, 4.000%, 08/15/24	1,663
61	Series 3563, Class LB, 4.000%, 08/15/29	65
265	Series 3571, Class MY, 4.000%, 09/15/24	282
1,666	Series 3575, Class EB, 4.000%, 09/15/24	1,758

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,589	Series 3577, Class B, 4.000%, 09/15/24	2,703
411	Series 3578, Class KB, 4.000%, 09/15/24	432
258	Series 3605, Class NB, 5.500%, 06/15/37	263
316	Series 3647, Class GA, 5.000%, 11/15/28	324
7	Series 3652, Class A, 4.500%, 11/15/24	7
288	Series 3653, Class B, 4.500%, 04/15/30	312
1,968	Series 3653, Class HJ, 5.000%, 04/15/40	2,100
135	Series 3659, Class BD, 5.000%, 01/15/37	139
530	Series 3659, Class VG, 5.000%, 09/15/34	580
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,615
2,100	Series 3677, Class PB, 4.500%, 05/15/40	2,258
91	Series 3688, Class GT, VAR, 7.287%, 11/15/46	104
260	Series 3715, Class PC, 4.500%, 08/15/40	277
800	Series 3740, Class BP, 4.500%, 04/15/38	833
149	Series 3747, Class HI, IO, 4.500%, 07/15/37	7
722	Series 3747, Class PA, 4.000%, 04/15/38	747
102	Series 3755, Class ML, 5.500%, 06/15/29	107
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,835
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,334
375	Series 3797, Class PA, 4.500%, 08/15/39	385
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,741
1,499	Series 3819, Class ZQ, 6.000%, 04/15/36	1,684
500	Series 3824, Class EY, 3.500%, 03/15/31	528
1,320	Series 3827, Class BM, 5.500%, 08/15/39	1,400
245	Series 3828, Class PU, 4.500%, 03/15/41	257
865	Series 3852, Class TP, IF, 5.500%, 05/15/41	901
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,925
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,674
821	Series 3898, Class KH, 3.500%, 06/15/26	863
1,037	Series 3904, Class EC, 2.000%, 08/15/40	1,027
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,676
509	Series 3955, Class HB, 3.000%, 12/15/40	523
2,500	Series 3956, Class EB, 3.250%, 11/15/41	2,561
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,513
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,812
222	Series 4026, Class MQ, 4.000%, 04/15/42	236
577	Series 4085, Class FB, VAR, 0.938%, 01/15/39	581
3,136	Series 4219, Class JA, 3.500%, 08/15/39	3,264
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,666
2,524	Series 4337, Class VJ, 3.500%, 06/15/27	2,668
1,778	Federal Home Loan Mortgage Corp. STRIPS, Series 262, Class 35, 3.500%, 07/15/42	1,831
	Federal National Mortgage Association-ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,812
1,957	Series 2011-M4, Class A1, 2.548%, 06/25/21	1,989
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,857
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,960
3,500	Series 2014-M1, Class A2, VAR, 3.363%, 07/25/23	3,639
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,261
3,100	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	3,259
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,858

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,832
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,005
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,557
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,482
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,406
800	Series 2016-M6, Class A2, 2.488%, 05/25/26	774
	Federal National Mortgage Association REMIC,
320	Series 1997-57, Class PN, 5.000%, 09/18/27	346
130	Series 2001-63, Class TC, 6.000%, 12/25/31	143
331	Series 2001-81, Class HE, 6.500%, 01/25/32	375
1	Series 2002-24, Class AJ, 6.000%, 04/25/17	1
254	Series 2002-75, Class GB, 5.500%, 11/25/32	269
114	Series 2002-85, Class PE, 5.500%, 12/25/32	126
118	Series 2003-5, Class EQ, 5.500%, 02/25/23	128
72	Series 2003-21, Class OU, 5.500%, 03/25/33	81
88	Series 2003-23, Class CH, 5.000%, 04/25/33	96
800	Series 2003-26, Class EB, 3.500%, 04/25/33	815
142	Series 2003-41, Class BK, 5.000%, 05/25/18	144
138	Series 2003-48, Class TC, 5.000%, 06/25/23	147
119	Series 2003-55, Class HY, 5.000%, 06/25/23	128
243	Series 2003-63, Class YB, 5.000%, 07/25/33	263
438	Series 2003-69, Class N, 5.000%, 07/25/33	471
432	Series 2003-80, Class QG, 5.000%, 08/25/33	475
75	Series 2003-84, Class GE, 4.500%, 09/25/18	78
304	Series 2003-85, Class QD, 5.500%, 09/25/33	334
18	Series 2003-87, Class TJ, 4.500%, 09/25/18	18
85	Series 2003-94, Class CE, 5.000%, 10/25/33	90
449	Series 2003-129, Class ME, 5.000%, 08/25/23	456
92	Series 2003-134, Class MH, 5.000%, 06/25/33	95
530	Series 2004-44, Class KT, 6.000%, 06/25/24	585
174	Series 2004-53, Class NC, 5.500%, 07/25/24	188
362	Series 2004-70, Class EB, 5.000%, 10/25/24	389
10	Series 2004-81, Class HA, 4.250%, 10/25/24	10
513	Series 2005-5, Class CK, 5.000%, 01/25/35	544
1,147	Series 2005-29, Class WC, 4.750%, 04/25/35	1,242
117	Series 2005-33, Class QD, 5.000%, 01/25/34	118
294	Series 2005-48, Class TD, 5.500%, 06/25/35	328
765	Series 2005-53, Class MJ, 5.500%, 06/25/35	842
97	Series 2005-58, Class EP, 5.500%, 07/25/35	106
87	Series 2005-62, Class CP, 4.750%, 07/25/35	91
250	Series 2005-68, Class BE, 5.250%, 08/25/35	289
343	Series 2005-68, Class PG, 5.500%, 08/25/35	381
71	Series 2005-86, Class AX, 5.500%, 10/25/35	71
996	Series 2005-102, Class PG, 5.000%, 11/25/35	1,083
764	Series 2005-110, Class GL, 5.500%, 12/25/35	866
27	Series 2005-110, Class MB, 5.500%, 09/25/35	29
403	Series 2006-22, Class CE, 4.500%, 08/25/23	425
26	Series 2006-41, Class MC, 5.500%, 07/25/35	26
126	Series 2006-49, Class PA, 6.000%, 06/25/36	143
780	Series 2006-114, Class HE, 5.500%, 12/25/36	861

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
66	Series 2007-33, Class HE, 5.500%, 04/25/37	73
23	Series 2007-65, Class KI, IF, IO, 6.036%, 07/25/37	3
511	Series 2007-71, Class GB, 6.000%, 07/25/37	583
265	Series 2007-71, Class KP, 5.500%, 07/25/37	289
135	Series 2007-113, Class DB, 4.500%, 12/25/22	140
160	Series 2008-65, Class CD, 4.500%, 08/25/23	166
1,033	Series 2008-70, Class BY, 4.000%, 08/25/23	1,066
46	Series 2008-72, Class BX, 5.500%, 08/25/38	51
19	Series 2008-74, Class B, 5.500%, 09/25/38	21
749	Series 2009-19, Class PW, 4.500%, 10/25/36	801
37	Series 2009-37, Class KI, IF, IO, 5.416%, 06/25/39	5
209	Series 2009-39, Class LB, 4.500%, 06/25/29	226
872	Series 2009-62, Class HJ, 6.000%, 05/25/39	961
128	Series 2009-71, Class MB, 4.500%, 09/25/24	135
40	Series 2009-78, Class J, 5.000%, 09/25/19	41
31	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5
90	Series 2009-86, Class OT, PO, 10/25/37	79
2,094	Series 2009-92, Class AD, 6.000%, 11/25/39	2,331
59	Series 2009-96, Class CB, 4.000%, 11/25/49	62
319	Series 2009-96, Class DB, 4.000%, 11/25/29	338
245	Series 2009-112, Class ST, IF, IO, 5.666%, 01/25/40	36
120	Series 2010-9, Class MD, 5.000%, 02/25/38	128
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,223
500	Series 2010-28, Class DE, 5.000%, 04/25/30	545
116	Series 2010-35, Class SB, IF, IO, 5.836%, 04/25/40	15
2,924	Series 2010-37, Class CY, 5.000%, 04/25/40	3,200
700	Series 2010-41, Class DC, 4.500%, 05/25/25	740
1,989	Series 2010-49, Class KB, 4.000%, 05/25/25	2,076
116	Series 2010-54, Class EA, 4.500%, 06/25/40	125
32	Series 2010-56, Class BD, 5.000%, 12/25/38	32
22	Series 2010-64, Class DM, 5.000%, 06/25/40	24
390	Series 2010-71, Class HJ, 5.500%, 07/25/40	428
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,171
87	Series 2010-111, Class AE, 5.500%, 04/25/38	89
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,239
871	Series 2010-135, Class HE, 3.000%, 01/25/21	884
463	Series 2011-22, Class MA, 6.500%, 04/25/38	502
1,266	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,426
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,048
500	Series 2011-50, Class LP, 4.000%, 06/25/41	524
1,801	Series 2011-61, Class V, 4.500%, 08/25/22	1,811
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,134
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	999
474	Series 2012-103, Class DA, 3.500%, 10/25/41	484
1,227	Series 2012-137, Class CF, VAR, 0.884%, 08/25/41	1,221
1,730	Series 2013-83, Class CA, 3.500%, 10/25/37	1,794
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,520
	Federal National Mortgage Association STRIPS,
48	Series 293, Class 1, PO, 12/25/24	42
92	Series 314, Class 1, PO, 07/25/31	82

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Government National Mortgage Association,
58	Series 2002-44, Class JC, 6.000%, 07/20/32	66
546	Series 2002-79, Class KL, 5.500%, 11/20/32	602
147	Series 2003-10, Class KJ, 5.500%, 02/20/33	166
553	Series 2003-29, Class PD, 5.500%, 04/16/33	618
338	Series 2003-33, Class NE, 5.500%, 04/16/33	370
193	Series 2003-65, Class AP, 5.500%, 08/20/33	215
761	Series 2003-77, Class TK, 5.000%, 09/16/33	835
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,871
45	Series 2004-54, Class BG, 5.500%, 07/20/34	51
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,004
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,018
450	Series 2005-11, Class PL, 5.000%, 02/20/35	488
1,879	Series 2005-26, Class XY, 5.500%, 03/20/35	2,096
498	Series 2005-33, Class AY, 5.500%, 04/16/35	569
163	Series 2005-49, Class B, 5.500%, 06/20/35	181
406	Series 2005-51, Class DC, 5.000%, 07/20/35	446
63	Series 2005-56, Class BD, 5.000%, 07/20/35	69
40	Series 2006-7, Class ND, 5.500%, 08/20/35	45
459	Series 2007-37, Class LB, 5.500%, 06/16/37	522
355	Series 2007-79, Class BL, 5.750%, 08/20/37	397
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	502
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,117
262	Series 2008-23, Class YA, 5.250%, 03/20/38	287
953	Series 2008-33, Class PB, 5.500%, 04/20/38	1,083
293	Series 2008-34, Class PG, 5.250%, 04/20/38	325
264	Series 2008-35, Class NF, 5.000%, 04/20/38	289
227	Series 2008-38, Class BE, 5.000%, 07/16/36	235
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,115
324	Series 2008-43, Class NB, 5.500%, 05/20/38	360
816	Series 2008-56, Class PX, 5.500%, 06/20/38	904
866	Series 2008-58, Class PD, 5.500%, 08/16/37	911
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,421
6	Series 2008-62, Class SA, IF, IO, 5.588%, 07/20/38	1
185	Series 2008-76, Class US, IF, IO, 5.338%, 09/20/38	25
179	Series 2008-95, Class DS, IF, IO, 6.738%, 12/20/38	35
290	Series 2009-14, Class AG, 4.500%, 03/20/39	310
41	Series 2009-15, Class NA, 5.000%, 12/20/38	42
43	Series 2009-61, Class AP, 4.000%, 08/20/39	46
437	Series 2009-72, Class SM, IF, IO, 5.708%, 08/16/39	77
315	Series 2009-106, Class ST, IF, IO, 5.438%, 02/20/38	54
175	Series 2010-7, Class EA, 5.000%, 06/16/38	190
48	Series 2010-14, Class QP, 6.000%, 12/20/39	50
391	Series 2010-130, Class BD, 4.000%, 12/20/39	408
366	Series 2010-157, Class OP, PO, 12/20/40	306
2,015	Series 2011-97, Class WA, VAR, 6.110%, 11/20/38	2,262
1,966	Series 2014-H11, Class VA, VAR, 1.031%, 06/20/64	1,950
2,951	Series 2015-H20, Class FA, VAR, 1.001%, 08/20/65	2,922
2,001	Series 2015-H26, Class FG, VAR, 1.051%, 10/20/65	1,987
1,138	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,255

		226,394

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — 0.5%
568	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 1.232%, 07/25/34	558
17	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	18
31	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	31
	Citigroup Mortgage Loan Trust, Inc.,
32	Series 2003-1, Class 3A4, 5.250%, 09/25/33	32
72	Series 2004-HYB4, Class WA, VAR, 3.243%, 12/25/34	72
44	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	44
238	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	246
242	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	249
	JP Morgan Mortgage Trust,
823	Series 2006-A2, Class 5A3, VAR, 3.144%, 11/25/33	835
150	Series 2007-A1, Class 5A5, VAR, 3.090%, 07/25/35	150
209	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.052%, 04/21/34	214
11	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	11
157	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	159
	Merrill Lynch Mortgage Investors Trust,
289	Series 2003-F, Class A1, VAR, 1.232%, 10/25/28	282
335	Series 2004-B, Class A1, VAR, 1.092%, 05/25/29	326
75	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.673%, 04/25/34	79
67	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	68
8	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	8
14	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	14
678	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 1.162%, 12/20/34	663
401	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	401
273	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 1.262%, 01/19/34	262
475	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.433%, 12/25/44	470
	WaMu Mortgage Pass-Through Certificates Trust,
279	Series 2003-AR11, Class A6, VAR, 2.831%, 10/25/33	280
3	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	4
901	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	928

		6,404

	Total Collateralized Mortgage Obligations (Cost $230,892)	232,798

Commercial Mortgage-Backed Securities — 2.9%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,314
28	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	28
29	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	29
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,429
57	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	57
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,153
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,240
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,053

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,595
2,000	Series K048, Class A2, VAR, 3.284%, 06/25/25	2,081
469	Series K049, Class A2, 3.010%, 07/25/25	478
1,186	Series KF12, Class A, VAR, 1.231%, 09/25/22	1,188
327	Series KJ02, Class A2, 2.597%, 09/25/20	335
556	Series KJ08, Class A2, 2.356%, 08/25/22	555
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,736
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,047
735	FREMF Mortgage Trust, Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	710
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,351
542	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	544
3,313	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.839%, 12/12/49 (e)	5
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,309
	Morgan Stanley Capital I Trust,
21,144	Series 2007-HQ11, Class X, IO, VAR, 0.461%, 02/12/44 (e)	2
526	Series 2011-C3, Class A3, 4.054%, 07/15/49	549
141	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	141
1,726	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.000%, 07/14/34 (e)	1,724
337	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.888%, 12/15/31 (e)	337
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	889
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,090
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,522
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,900
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,886

	Total Commercial Mortgage-Backed Securities (Cost $39,733)	40,277

Corporate Bonds — 32.9%
	Consumer Discretionary — 2.1%
	Automobiles — 0.3%
250	BMW U.S. Capital LLC, 1.850%, 09/15/21 (e)	242
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,103
153	2.250%, 03/02/20 (e)	153
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,166

		3,664

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,228
326	Starbucks Corp., 2.700%, 06/15/22	329

		1,557

	Internet & Direct Marketing Retail — 0.1%
1,217	Amazon.com, Inc., 3.800%, 12/05/24	1,274

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	32
600	7.430%, 10/01/26	756
200	7.700%, 10/30/25	260
1,019	CBS Corp., 3.700%, 08/15/24	1,021
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	464
335	Comcast Corp., 6.500%, 01/15/17	337
422	Discovery Communications LLC, 4.375%, 06/15/21	445
285	Grupo Televisa S.A.B., (Mexico), 4.625%, 01/30/26	286
1,715	Historic TW, Inc., 9.150%, 02/01/23	2,212
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	401
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,999
	Time Warner Cable LLC,
50	8.250%, 04/01/19	56

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
3,425	8.750%, 02/14/19	3,878
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	642
	Time Warner, Inc.,
400	3.400%, 06/15/22	402
200	3.550%, 06/01/24	199
	Viacom, Inc.,
700	3.125%, 06/15/22	695
189	3.250%, 03/15/23	184
1,411	3.875%, 04/01/24	1,413
806	Walt Disney Co. (The), 1.100%, 12/01/17	805

		16,487

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
1,240	2.875%, 02/15/23	1,177
160	3.625%, 06/01/24	156
26	4.500%, 12/15/34	23
14	6.700%, 07/15/34	15
175	Nordstrom, Inc., 4.000%, 10/15/21	184
868	Target Corp., 3.500%, 07/01/24	900

		2,455

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	264
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	536
450	2.700%, 04/01/23	448
986	3.750%, 02/15/24	1,037
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,012
238	3.375%, 09/15/25	243

		3,540

	Total Consumer Discretionary	28,977

	Consumer Staples — 2.3%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc.,
1,384	3.300%, 02/01/23	1,399
2,000	3.700%, 02/01/24	2,070
893	Coca-Cola Co. (The), 1.150%, 04/01/18	892
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,008
	PepsiCo, Inc.,
1,257	1.250%, 08/13/17	1,258
200	2.375%, 10/06/26	188
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,514

		8,329

	Food & Staples Retailing — 0.7%
1,094	Costco Wholesale Corp., 2.250%, 02/15/22	1,086
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,079
1,357	4.000%, 12/05/23	1,414
	Kroger Co. (The),
92	5.400%, 07/15/40	100
700	6.150%, 01/15/20	777
1,000	6.400%, 08/15/17	1,034
208	Sysco Corp., 3.750%, 10/01/25	209
1,692	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	1,669
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,633
200	3.300%, 04/22/24	206
930	3.625%, 07/08/20	982

		10,189

	Food Products — 0.8%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	32
1,192	8.500%, 06/15/19	1,371
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	925
400	6.000%, 11/27/17 (e)	418
1,000	7.350%, 03/06/19 (e)	1,116
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,127
100	5.650%, 02/15/19	107
	Kellogg Co.,
513	3.250%, 05/21/18	524
1,606	4.000%, 12/15/20	1,698
	Kraft Heinz Foods Co.,
1,419	3.500%, 06/06/22	1,450
310	5.375%, 02/10/20	336
425	6.875%, 01/26/39	536
89	Mead Johnson Nutrition Co., 4.125%, 11/15/25	91
171	Tyson Foods, Inc., 2.650%, 08/15/19	173

		10,904

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	200
1,800	2.400%, 06/01/23	1,765

		1,965

	Total Consumer Staples	31,387

	Energy — 3.1%
	Energy Equipment & Services — 0.3%
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	131
	Halliburton Co.,
350	3.500%, 08/01/23	352
550	6.150%, 09/15/19	606
750	8.750%, 02/15/21	916
800	Nabors Industries, Inc., 4.625%, 09/15/21	782
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	240
737	3.650%, 12/01/23	764

		3,791

	Oil, Gas & Consumable Fuels — 2.8%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,162
400	Apache Corp., 6.900%, 09/15/18	432
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,008
317	2.750%, 05/10/23	309
712	3.245%, 05/06/22	726
500	Buckeye Partners LP, 3.950%, 12/01/26	479
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,160
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	814
500	5.900%, 02/01/18	522
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,151
	Chevron Corp.,
1,000	2.355%, 12/05/22	979
285	3.191%, 06/24/23	290
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	855
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	459
725	Devon Energy Corp., 3.250%, 05/15/22	703
	Ecopetrol S.A., (Colombia),
467	4.125%, 01/16/25	422
773	5.375%, 06/26/26	744
	Energy Transfer Partners LP,
537	3.600%, 02/01/23	522
182	4.050%, 03/15/25	176
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	279
633	4.150%, 06/01/25	599
	Enterprise Products Operating LLC,
225	3.350%, 03/15/23	225
651	3.700%, 02/15/26	642
150	3.750%, 02/15/25	150
263	3.900%, 02/15/24	268
333	3.950%, 02/15/27	334
	EOG Resources, Inc.,
240	2.625%, 03/15/23	232
600	4.150%, 01/15/26	623
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,146
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,369
400	Marathon Oil Corp., 2.800%, 11/01/22	369
964	Marathon Petroleum Corp., 3.625%, 09/15/24	925
118	Noble Energy, Inc., 5.625%, 05/01/21	122
	Occidental Petroleum Corp.,
441	2.700%, 02/15/23	432
727	3.500%, 06/15/25	734
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,897
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26	648
270	4.875%, 01/18/24	252
466	6.375%, 02/04/21 (e)	491
173	Phillips 66, 4.300%, 04/01/22	186
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	706
875	3.850%, 10/15/23	853
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	481
50	6.200%, 04/15/18	53
710	8.000%, 10/01/19	805
	Statoil ASA, (Norway),
1,200	1.150%, 05/15/18	1,194
1,179	2.650%, 01/15/24	1,150

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	350
200	6.100%, 06/01/18	212
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	155
700	5.500%, 02/15/20	753
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,118
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	809
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	138
200	2.700%, 01/25/23	198
1,003	3.750%, 04/10/24	1,049
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	444
2,345	3.750%, 10/16/23	2,420
300	7.125%, 01/15/19	328

		39,052

	Total Energy	42,843

	Financials — 10.9%
	Banks — 4.4%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,644
	Bank of America Corp.,
427	2.000%, 01/11/18	428
53	3.300%, 01/11/23	53
1,154	4.000%, 01/22/25	1,152
737	4.125%, 01/22/24	767
556	4.450%, 03/03/26	570
780	5.000%, 05/13/21	847
865	5.625%, 07/01/20	953
585	5.650%, 05/01/18	615
600	6.400%, 08/28/17	621
2,000	6.875%, 04/25/18	2,134
2,600	7.625%, 06/01/19	2,927
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	567
1,153	2.375%, 01/25/19	1,162
100	2.550%, 11/06/22	99
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,993
630	2.800%, 07/21/21	637
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	908
	BB&T Corp.,
166	2.450%, 01/15/20	167
500	2.625%, 06/29/20	504
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,333
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	1,000
845	1.800%, 02/05/18	845
2,000	2.050%, 12/07/18	2,001
650	3.400%, 05/01/26	631
778	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	794
903	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	954
447	Discover Bank, 4.200%, 08/08/23	464
470	Fifth Third Bancorp, 2.875%, 07/27/20	475
	Fifth Third Bank,
250	2.375%, 04/25/19	252
425	2.875%, 10/01/21	431
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	520
1,100	4.750%, 01/19/21 (e)	1,180
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,138
800	4.250%, 03/14/24	802
251	4.300%, 03/08/26	257
352	Huntington Bancshares, Inc., 3.150%, 03/14/21	356
	KeyCorp,
42	2.900%, 09/15/20	42
1,657	5.100%, 03/24/21	1,816
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,049
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	917
100	National City Corp., 6.875%, 05/15/19	110
591	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	618
356	PNC Bank N.A., 1.950%, 03/04/19	357
	PNC Financial Services Group, Inc. (The),
362	4.375%, 08/11/20	386
50	5.125%, 02/08/20	54
50	5.625%, 02/01/17	50
363	6.700%, 06/10/19	405

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
402	Regions Financial Corp., 3.200%, 02/08/21	409
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,302
1,193	2.000%, 10/01/18	1,200
600	2.200%, 07/27/18	605
250	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	248
799	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	803
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	440
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,848
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,466
800	3.500%, 01/20/17	801
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	400
1,041	1.750%, 07/23/18	1,043
	U.S. Bancorp,
307	1.650%, 05/15/17	307
500	2.200%, 04/25/19	504
215	2.950%, 07/15/22	217
732	4.125%, 05/24/21	787
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,023
3,895	5.750%, 02/01/18	4,072
	Wells Fargo & Co.,
428	2.550%, 12/07/20	429
368	3.000%, 02/19/25	356
1,000	3.500%, 03/08/22	1,031
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,041
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	504

		60,821

	Capital Markets — 3.0%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,257
	Bank of New York Mellon Corp. (The),
92	2.600%, 08/17/20	93
1,440	4.150%, 02/01/21	1,530
155	4.600%, 01/15/20	165
200	BlackRock, Inc., 6.250%, 09/15/17	208
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	503
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	535
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
1,666	CME Group, Inc., 3.000%, 09/15/22	1,707
	Credit Suisse AG, (Switzerland),
833	1.750%, 01/29/18	832
520	3.625%, 09/09/24	522
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	602
350	6.000%, 09/01/17	358
	Goldman Sachs Group, Inc. (The),
500	3.625%, 01/22/23	511
92	4.250%, 10/21/25	93
196	5.250%, 07/27/21	216
900	5.375%, 03/15/20	977
5,150	7.500%, 02/15/19	5,734
1,195	Series D, 6.000%, 06/15/20	1,329
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,594
436	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	442
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,107
334	Legg Mason, Inc., 4.750%, 03/15/26	345
	Macquarie Bank Ltd., (Australia),
810	1.600%, 10/27/17 (e)	810
481	2.600%, 06/24/19 (e)	485
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	889
	Morgan Stanley,
600	2.650%, 01/27/20	603
1,081	3.875%, 01/27/26	1,094
880	4.350%, 09/08/26	898
622	5.000%, 11/24/25	664
154	5.500%, 07/24/20	169
2,500	5.625%, 09/23/19	2,716
687	5.750%, 01/25/21	764
1,000	6.625%, 04/01/18	1,061
1,700	7.300%, 05/13/19	1,899
	State Street Corp.,
1,724	3.100%, 05/15/23	1,721
1,154	3.700%, 11/20/23	1,205
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,768

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
800	4.300%, 11/23/23	837

		40,284

	Consumer Finance — 1.2%
400	American Express Centurion Bank, 6.000%, 09/13/17	414
	American Express Co.,
200	6.150%, 08/28/17	207
1,820	7.000%, 03/19/18	1,940
	American Honda Finance Corp.,
250	2.250%, 08/15/19	252
1,450	7.625%, 10/01/18 (e)	1,603
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	177
510	2.750%, 08/20/21	513
900	2.850%, 06/01/22	907
675	7.150%, 02/15/19	751
	Ford Motor Credit Co. LLC,
484	1.724%, 12/06/17	483
792	2.375%, 03/12/19	790
627	3.000%, 06/12/17	632
	General Motors Financial Co., Inc.,
522	3.100%, 01/15/19	527
615	3.700%, 05/09/23	604
280	4.000%, 10/06/26	266
	John Deere Capital Corp.,
753	1.600%, 07/13/18	753
65	1.700%, 01/15/20	64
650	3.150%, 10/15/21	669
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	592
1,400	2.200%, 09/15/19	1,411
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	429
1,700	2.125%, 07/18/19	1,708
800	2.625%, 01/10/23	792

		16,484

	Diversified Financial Services — 0.8%
7,238	GE Capital International Funding Co., Unlimited Co., (Ireland), 2.342%, 11/15/20	7,232
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	754
	Shell International Finance B.V., (Netherlands),
788	2.875%, 05/10/26	758
150	3.400%, 08/12/23	153
1,555	4.300%, 09/22/19	1,650
40	4.375%, 03/25/20	43

		10,590

	Insurance — 1.5%
651	Allstate Corp. (The), 3.150%, 06/15/23	662
818	American International Group, Inc., 4.125%, 02/15/24	850
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	322
2,160	5.400%, 05/15/18	2,278
61	Chubb Corp. (The), 5.750%, 05/15/18	65
1,900	Chubb INA Holdings, Inc., 2.700%, 03/13/23	1,883
	CNA Financial Corp.,
499	3.950%, 05/15/24	505
364	4.500%, 03/01/26	375
1,135	Jackson National Life Global Funding, 3.050%, 04/29/26 (e)	1,084
	Liberty Mutual Group, Inc.,
950	4.250%, 06/15/23 (e)	998
900	4.950%, 05/01/22 (e)	975
864	Lincoln National Corp., 4.200%, 03/15/22	916
1,000	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	1,045
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	824
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,230
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	710
1,600	3.000%, 01/10/23 (e)	1,606
426	3.875%, 04/11/22 (e)	452
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	320
1,024	2.150%, 06/18/19 (e)	1,030
471	Principal Financial Group, Inc., 3.125%, 05/15/23	464
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	846
	Reliance Standard Life Global Funding II,
650	2.500%, 01/15/20 (e)	645
373	3.050%, 01/20/21 (e)	377

		20,462

	Total Financials	148,641

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.9%
	Biotechnology — 0.5%
	AbbVie, Inc.,
302	2.850%, 05/14/23	293
1,304	2.900%, 11/06/22	1,285
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,153
1,350	4.100%, 06/15/21	1,431
117	Baxalta, Inc., 3.600%, 06/23/22	118
612	Biogen, Inc., 3.625%, 09/15/22	630
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,011
700	3.950%, 10/15/20	733
88	Gilead Sciences, Inc., 2.500%, 09/01/23	85

		6,739

	Health Care Equipment & Supplies — 0.2%
484	Abbott Laboratories, 3.400%, 11/30/23	478
246	Becton, Dickinson & Co., 2.675%, 12/15/19	250
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,460

		3,188

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	382
	Anthem, Inc.,
100	2.375%, 02/15/17	100
700	3.300%, 01/15/23	697
131	Cardinal Health, Inc., 3.750%, 09/15/25	134
150	McKesson Corp., 2.700%, 12/15/22	146
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	363
145	2.875%, 03/15/22	147
1,500	2.875%, 03/15/23	1,503
187	3.375%, 11/15/21	195
255	4.700%, 02/15/21	277

		3,944

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 3.600%, 08/15/21	457

	Pharmaceuticals — 0.9%
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	321
250	Actavis, Inc., 3.250%, 10/01/22	250
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,177
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	599
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,872
1,657	Johnson & Johnson, 2.050%, 03/01/23	1,614
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,399
215	2.350%, 02/10/22	214
1,800	Mylan, Inc., 3.125%, 01/15/23 (e)	1,700
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,189
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	503
800	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands), 2.800%, 07/21/23	755
174	Zoetis, Inc., 1.875%, 02/01/18	174

		11,767

	Total Health Care	26,095

	Industrials — 3.5%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	885
	Boeing Co. (The),
540	4.875%, 02/15/20	589
750	7.950%, 08/15/24	989
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,973
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	394
850	4.250%, 11/15/19	906
325	Northrop Grumman Corp., 5.050%, 08/01/19	350
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,476
800	3.250%, 06/15/25	809
476	Raytheon Co., 3.150%, 12/15/24	484
500	United Technologies Corp., 1.950%, 11/01/21	490

		9,345

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	793
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,449
1,600	3.125%, 01/15/21	1,659
425	5.125%, 04/01/19	458

		4,359

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — 0.2%
378	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	395
65	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	69
825	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	883
126	American Airlines 2016-2 Class A Pass-Through Trust, 3.650%, 06/15/28	126
302	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	332
252	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	260
27	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	28
54	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	57
366	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	388

		2,538

	Building Products — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	142
1,135	4.250%, 03/01/21	1,206
40	5.000%, 03/30/20	43

		1,391

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	432
1,200	5.500%, 09/15/19	1,310
	Waste Management, Inc.,
862	2.900%, 09/15/22	866
242	4.600%, 03/01/21	262
150	4.750%, 06/30/20	162

		3,032

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	354
526	Fluor Corp., 3.375%, 09/15/21	540

		894

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

	Industrial Conglomerates — 0.6%
	General Electric Co.,
636	1.600%, 11/20/17	638
200	2.100%, 12/11/19	201
125	4.375%, 09/16/20	135
1,919	4.650%, 10/17/21	2,114
95	5.300%, 02/11/21	106
529	5.500%, 01/08/20	584
80	5.625%, 09/15/17	83
70	5.875%, 01/14/38	87
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,300
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	497
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,261
480	5.750%, 03/11/18	503
208	Roper Technologies, Inc., 3.000%, 12/15/20	210

		7,719

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	34
	Deere & Co.,
298	2.600%, 06/08/22	298
700	4.375%, 10/16/19	747
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,457
228	Parker-Hannifin Corp., 3.300%, 11/21/24	231
111	Xylem, Inc., 3.250%, 11/01/26	107

		2,874

	Professional Services — 0.0% (g)
264	Equifax, Inc., 2.300%, 06/01/21	259

	Road & Rail — 1.1%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	130
2,000	4.100%, 06/01/21	2,132
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,236
600	7.250%, 05/15/19	673

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	122
1,500	3.300%, 10/15/22 (e)	1,504
650	3.850%, 11/15/24 (e)	662
315	4.500%, 08/16/21 (e)	337
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	806
250	3.000%, 04/01/22	252
829	3.250%, 12/01/21	852
750	3.850%, 01/15/24	783
300	5.750%, 04/01/18	316
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	264
	Ryder System, Inc.,
555	2.450%, 09/03/19	558
145	2.500%, 03/01/17	145
145	2.500%, 03/01/18	146
535	3.500%, 06/01/17	540
	Union Pacific Corp.,
850	3.250%, 01/15/25	866
1,200	3.750%, 03/15/24	1,263
1,931	4.163%, 07/15/22	2,094

		15,681

	Total Industrials	48,364

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	91
181	2.900%, 03/04/21	185
90	4.450%, 01/15/20	96
975	4.950%, 02/15/19	1,042

		1,414

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	168
1,350	7.500%, 01/15/27	1,593

		1,761

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.600%, 07/15/22	2,581

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.800%, 05/17/19	253
1,150	2.250%, 02/19/21	1,148
40	8.375%, 11/01/19	47
329	Total System Services, Inc., 3.750%, 06/01/23	329
864	Xerox Corp., 5.625%, 12/15/19	928

		2,705

	Semiconductors & Semiconductor Equipment — 0.3%
122	Analog Devices, Inc., 3.125%, 12/05/23	122
	Intel Corp.,
987	2.700%, 12/15/22	993
728	3.100%, 07/29/22	748
773	3.300%, 10/01/21	804
790	Texas Instruments, Inc., 2.750%, 03/12/21	807

		3,474

	Software — 0.4%
942	Intuit, Inc., 5.750%, 03/15/17	954
	Microsoft Corp.,
486	2.375%, 05/01/23	476
1,500	4.200%, 06/01/19	1,597
	Oracle Corp.,
540	1.900%, 09/15/21	527
1,285	2.500%, 10/15/22	1,269
720	5.750%, 04/15/18	762
50	6.500%, 04/15/38	65

		5,650

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.150%, 02/09/22	803
1,006	2.850%, 05/06/21	1,028
1,154	3.200%, 05/13/25	1,161
567	HP, Inc., 4.375%, 09/15/21	596

		3,588

	Total Information Technology	21,173

	Materials — 1.0%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	163
484	CF Industries, Inc., 3.400%, 12/01/21 (e)	479
	Dow Chemical Co. (The),
594	3.000%, 11/15/22	594
800	3.500%, 10/01/24	810
52	4.125%, 11/15/21	55
17	8.550%, 05/15/19	20

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Ecolab, Inc.,
279	1.450%, 12/08/17	279
167	2.250%, 01/12/20	167
330	3.250%, 01/14/23	334
2,243	Mosaic Co. (The), 4.250%, 11/15/23	2,236
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	99
1,050	6.500%, 05/15/19	1,150
	PPG Industries, Inc.,
550	3.600%, 11/15/20	569
230	6.650%, 03/15/18	244
1,250	Praxair, Inc., 2.200%, 08/15/22	1,226
315	Rohm & Haas Co., 7.850%, 07/15/29	423
400	Union Carbide Corp., 7.500%, 06/01/25	484

		9,332

	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	254

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	353

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	385
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	351
400	3.550%, 03/01/22	379
2,267	3.875%, 03/15/23	2,118
	Nucor Corp.,
305	4.000%, 08/01/23	317
172	5.850%, 06/01/18	183

		3,733

	Total Materials	13,672

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
360	American Tower Corp., 3.500%, 01/31/23	361
909	Boston Properties LP, 3.800%, 02/01/24	923
672	Duke Realty LP, 4.375%, 06/15/22	717
600	Equity Commonwealth, 6.650%, 01/15/18	615
1,047	ERP Operating LP, 4.625%, 12/15/21	1,137
	HCP, Inc.,
469	3.875%, 08/15/24	465
1,629	4.250%, 11/15/23	1,661
	Prologis LP,
127	3.750%, 11/01/25	130
457	4.250%, 08/15/23	486
	Realty Income Corp.,
600	3.250%, 10/15/22	606
400	3.875%, 07/15/24	408
400	Scentre Group Trust 1/Scentre Group Trust 2, (Australia), 3.500%, 02/12/25 (e)	396
1,200	Simon Property Group LP, 4.375%, 03/01/21	1,285
106	UDR, Inc., 2.950%, 09/01/26	100
	Ventas Realty LP,
90	3.500%, 02/01/25	89
470	3.750%, 05/01/24	474
158	4.125%, 01/15/26	161
	Welltower, Inc.,
600	3.750%, 03/15/23	610
2,007	4.500%, 01/15/24	2,110

	Total Real Estate	12,734

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
475	3.000%, 06/30/22	466
1,100	3.600%, 02/17/23	1,100
1,232	3.800%, 03/15/22	1,257
775	3.875%, 08/15/21	802
360	4.450%, 04/01/24	374
2,800	5.500%, 02/01/18	2,915
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,501
350	2.350%, 02/14/19	352
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	974
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
50	Orange S.A., (France), 9.000%, 03/01/31	75
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	427

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
409	5.134%, 04/27/20	437
114	5.462%, 02/16/21	124
	Verizon Communications, Inc.,
822	2.625%, 02/21/20	827
528	3.450%, 03/15/21	544
886	4.150%, 03/15/24	928
529	4.500%, 09/15/20	565
1,000	5.150%, 09/15/23	1,106

		15,041

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	372
608	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	616
391	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	392
	Vodafone Group plc, (United Kingdom),
1,400	2.950%, 02/19/23	1,362
500	5.625%, 02/27/17	505

		3,247

	Total Telecommunication Services	18,288

	Utilities — 4.3%
	Electric Utilities — 3.2%
800	Appalachian Power Co., 4.600%, 03/30/21	850
372	Arizona Public Service Co., 3.350%, 06/15/24	379
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,605
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	241
	DTE Electric Co.,
197	2.650%, 06/15/22	198
1,000	3.375%, 03/01/25	1,024
1,500	3.650%, 03/15/24	1,568
200	3.900%, 06/01/21	213
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,330
50	6.450%, 10/15/32	63
233	Duke Energy Corp., 3.550%, 09/15/21	242
160	Duke Energy Indiana LLC, 3.750%, 07/15/20	168
461	Duke Energy Progress LLC, 2.800%, 05/15/22	467
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	723
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	430
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	770
65	Entergy Corp., 2.950%, 09/01/26	61
269	Entergy Mississippi, Inc., 2.850%, 06/01/28	256
550	Fortis, Inc., (Canada), 3.055%, 10/04/26 (e)	515
3,700	Georgia Power Co., 4.250%, 12/01/19	3,944
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,775
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,256
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	27
100	Series J, 3.200%, 03/15/23	101
200	Kentucky Utilities Co., 3.300%, 10/01/25	203
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	95
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,079
1,000	7.125%, 03/15/19	1,117
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	522
1,539	2.700%, 09/15/19	1,562
200	6.000%, 03/01/19	216
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	952
300	NSTAR Electric Co., 2.375%, 10/15/22	294
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,342
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	367
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	787
424	3.250%, 09/15/21	435
1,500	3.250%, 06/15/23	1,530
400	3.400%, 08/15/24	409
350	3.850%, 11/15/23	370
50	6.050%, 03/01/34	62
200	PacifiCorp, 5.650%, 07/15/18	213
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,546

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	798
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	221
560	Progress Energy, Inc., 4.400%, 01/15/21	595
74	Public Service Co. of Colorado, 3.200%, 11/15/20	76
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	290
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	234
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,107
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,018
650	5.500%, 08/15/18	694
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,026
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,698
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,587
1,099	2.950%, 01/15/22	1,118
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,004
545	2.950%, 09/15/21	558

		44,331

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,559
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	884

		2,443

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
77	4.000%, 10/01/20	80
103	4.250%, 06/15/22	107
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,338
221	4.300%, 11/15/23	229

		1,754

	Multi-Utilities — 0.6%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	530
170	CMS Energy Corp., 2.950%, 02/15/27	161
	Consumers Energy Co.,
137	2.850%, 05/15/22	140
1,060	5.650%, 04/15/20	1,171
350	Dominion Resources, Inc., Series B, 2.750%, 09/15/22	346
784	DTE Energy Co., Series F, 3.850%, 12/01/23	813
	NiSource Finance Corp.,
300	3.850%, 02/15/23	309
500	5.450%, 09/15/20	546
940	6.125%, 03/01/22	1,085
100	6.800%, 01/15/19	110
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	201
1,400	9.800%, 02/15/19	1,630
	Southern Co. Gas Capital Corp.,
939	3.500%, 09/15/21	968
550	5.250%, 08/15/19	591

		8,608

	Water Utilities — 0.2%
	American Water Capital Corp.,
364	3.400%, 03/01/25	373
1,400	3.850%, 03/01/24	1,480

		1,853

	Total Utilities	58,989

	Total Corporate Bonds (Cost $444,535)	451,163

Foreign Government Securities — 0.4%
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	460
347	4.000%, 09/22/24	354
	Republic of Poland, (Poland),
800	3.250%, 04/06/26	774
467	4.000%, 01/22/24	480
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	576
1,076	3.600%, 01/30/25	1,030
694	4.000%, 10/02/23	692
332	4.125%, 01/21/26	328

	Total Foreign Government Securities (Cost $4,721)	4,694

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 9.0%
31	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	33
147	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	163
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,763	4.500%, 05/01/41	1,909
261	5.000%, 10/01/33	292
3	6.000%, 12/01/36	3
1,780	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	1,835
1,723	Federal National Mortgage Association, 4.250%, 10/01/28	1,889
	Federal National Mortgage Association, 15 Year, Single Family,
26	6.000%, 10/01/19 - 01/01/24	27
1,443	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	1,502
	Federal National Mortgage Association, 30 Year, Single Family,
1,167	5.000%, 08/01/40	1,291
726	6.000%, 12/01/32 - 04/01/35	835
983	6.500%, 10/01/36 - 10/01/38	1,114
599	7.000%, 04/01/37 - 11/01/38	705
	Federal National Mortgage Association, Other,
2,485	ARM, 0.881%, 01/01/23	2,476
1,367	ARM, 0.901%, 05/01/24	1,371
3,000	1.400%, 07/01/17	2,999
2,377	1.735%, 05/01/20	2,363
1,916	1.940%, 07/01/19	1,924
4,800	2.010%, 06/01/20	4,816
1,422	2.140%, 04/01/19	1,437
924	2.190%, 12/01/22	917
2,527	2.340%, 12/01/22	2,528
2,375	2.350%, 05/01/23	2,367
1,548	2.395%, 01/01/22	1,561
4,809	2.400%, 12/01/22 - 07/01/23	4,799
3,733	2.410%, 01/01/23	3,743
850	2.490%, 05/01/26	829
3,000	2.520%, 05/01/23	3,001
2,056	2.530%, 03/01/23	2,069
1,000	2.590%, 11/01/21	1,018
860	2.610%, 06/01/26	838
1,310	2.630%, 09/01/21	1,336
3,176	2.640%, 06/01/26	3,104
2,000	2.650%, 08/01/22	2,029
2,000	2.670%, 07/01/22	2,027
2,048	2.680%, 05/01/25	2,041
2,487	2.705%, 04/01/23	2,528
2,200	2.810%, 04/01/25	2,207
1,101	2.900%, 06/01/22	1,131
1,467	3.020%, 06/01/25	1,497
3,676	3.030%, 12/01/21 - 04/01/27	3,740
1,911	3.050%, 10/01/20	1,979
2,500	3.100%, 09/01/25	2,557
1,339	3.110%, 10/01/21	1,389
1,476	3.370%, 11/01/20	1,550
5,000	3.380%, 01/01/18 - 12/01/23	5,116
1,263	3.450%, 11/01/23	1,327
987	3.480%, 12/01/20	1,036
5,787	3.500%, 05/01/43 - 06/01/43	5,974
1,664	3.590%, 10/01/20	1,756
1,150	3.690%, 11/01/23	1,225
4,299	3.738%, 06/01/18	4,385
3,400	3.770%, 09/01/21	3,615
2,264	3.804%, 05/01/22	2,407
1,191	3.860%, 07/01/21	1,272
3,216	4.000%, 07/01/42	3,412
1,000	4.040%, 10/01/20	1,068
996	4.260%, 07/01/21	1,079
3,239	4.295%, 06/01/21	3,515
1,846	4.330%, 04/01/21	1,990
726	4.369%, 02/01/20	775
929	4.640%, 01/01/21	1,012
294	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	334

	Total Mortgage Pass-Through Securities (Cost $122,231)	123,067

U.S. Government Agency Securities — 12.2%
16,450	Federal Home Loan Bank, 1.125%, 06/21/19	16,348
	Federal Home Loan Mortgage Corp.,
20,000	1.250%, 10/02/19	19,890
16,000	2.375%, 01/13/22	16,285
	Federal National Mortgage Association,
8,333	1.250%, 08/17/21	8,081
14,000	1.875%, 09/24/26	12,938
1,335	2.125%, 04/24/26	1,272

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
91,000	2.625%, 09/06/24	92,254
735	Tennessee Valley Authority, 1.750%, 10/15/18	742

	Total U.S. Government Agency Securities (Cost $167,397)	167,810

U.S. Treasury Obligations — 16.3%
	U.S. Treasury Inflation Indexed Bonds,
32,000	1.750%, 01/15/28	41,381
17,250	3.625%, 04/15/28	34,050
	U.S. Treasury Inflation Indexed Notes,
26,705	0.125%, 04/15/17	28,386
46,000	0.125%, 01/15/22	49,127
10,000	0.125%, 07/15/22	10,526
2,000	0.250%, 01/15/25	2,007
9,100	1.375%, 01/15/20	10,667
40,000	1.625%, 01/15/18	47,252

	Total U.S. Treasury Obligations (Cost $225,880)	223,396

SHARES
Short-Term Investments— 5.1%
	Investment Companies— 5.1%
65,398	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) †	65,408
4,990	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) †	4,990

	Total Short-Term Investments (Cost $70,395)	70,398

	Total Investments — 101.8% (Cost $1,388,126)	1,396,041
	Liabilities in Excess of Other Assets — (1.8)%	(24,377)

	NET ASSETS — 100.0%	$1,371,664

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	$3,000	$(252)
Barclays Bank plc	1.823% at termination	CPI-U at termination	11/08/21	25,000	351
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/24	5,000	(318)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/44	9,000	(1,400)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/44	4,000	(615)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/18	53,000	(3,275)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	22,000	(797)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	11,000	(402)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/18	10,000	(362)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/19	20,000	(991)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/19	11,000	(449)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/17	4,000	22
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/19	20,000	(817)
Citibank, N.A.	1.592% at termination	CPI-U at termination	06/24/21	15,000	393
Citibank, N.A.	1.865% at termination	CPI-U at termination	10/24/21	25,000	299
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/24	13,000	(858)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/24	40,000	(2,810)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/24	3,000	(206)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/24	10,000	(173)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	25,000	(1,135)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	34,000	(1,534)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/20	50,000	(2,662)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	23,000	(1,382)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/18	49,000	(2,926)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/19	41,000	(1,551)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/20	35,000	143
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/20	32,000	266
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/20	18,000	291
Deutsche Bank AG, New York	1.823% at termination	CPI-U at termination	11/08/21	25,000	351
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/24	10,000	(673)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/24	42,000	(269)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/25	37,000	499
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/45	3,000	299
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/19	27,000	(1,135)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/19	26,000	(1,055)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/19	29,000	(1,190)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/19	41,000	(1,461)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/18	28,000	(1,299)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/18	24,000	(912)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/20	93,000	1,752
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	15,000	(1,044)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/44	2,000	(286)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/24	2,000	(134)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/44	5,000	(826)

					$(30,533)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2016.
CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $34,414 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,673
Aggregate gross unrealized depreciation	(7,758)

Net unrealized appreciation/depreciation	$7,915

Federal income tax cost of investments	$1,388,126

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$71,574	$10,864	$82,438
Collateralized Mortgage Obligations
Agency CMO	—	226,394	—	226,394
Non-Agency CMO	—	6,332	72	6,404

Total Collateralized Mortgage Obligations	—	232,726	72	232,798

Commercial Mortgage-Backed Securities	—	40,213	64	40,277
Corporate Bonds
Consumer Discretionary	—	28,977	—	28,977
Consumer Staples	—	31,387	—	31,387
Energy	—	42,843	—	42,843
Financials	—	148,641	—	148,641
Health Care	—	26,095	—	26,095

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Industrials	—	48,364	—	48,364
Information Technology	—	21,173	—	21,173
Materials	—	13,672	—	13,672
Real Estate	—	12,734	—	12,734
Telecommunication Services	—	18,288	—	18,288
Utilities	—	58,989	—	58,989

Total Corporate Bonds	—	451,163	—	451,163

Foreign Government Securities	—	4,694	—	4,694
Mortgage Pass-Through Securities	—	123,067	—	123,067
U.S. Government Agency Securities	—	167,810	—	167,810
U.S. Treasury Obligations	—	223,396	—	223,396
Short-Term Investments
Investment Company	70,398	—	—	70,398

Total Investments in Securities	$70,398	$1,314,643	$11,000	$1,396,041

Appreciation in Other Financial Instruments
Swaps	$—	$4,666	$—	$4,666

Depreciation in Other Financial Instruments
Swaps	$—	$(35,199)	$—	$(35,199)

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Inflation Managed Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities:
Asset-Backed Securities	$3,402	$—	$149		$1	$—	$(5,704)	$13,016	$—	$10,864
Collateralized Mortgage Obligation - Non-Agency CMO	82	—	—	(a)	— (a)	—	(10)	—	—	72
Commercial Mortgage-Backed Securities	559	—	(5)		(153)	—	(337)	—	—	64

	$4,043	$—	$144		$(152)	$—	$(6,051)	$13,016	$—	$11,000

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $158,000.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$10,864	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.24%)
			Constant Default Rate	0.00% - 33.00% (23.85%)
			Yield (Discount Rate of Cash Flows)	2.18% - 4.18% (3.53%)

Asset-Backed Securities	10,864

	72	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Constant Default Rate	0.25% (0.25%)
			Yield (Discount Rate of Cash Flows)	4.25% (4.25%)

Collateralized Mortgage Obligations	72

	7	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (26.01%)
			Yield (Discount Rate of Cash Flows)	2.70% - 4.85% (4.23%)

Commercial Mortgage-Backed Securities	7

Total	$10,943

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $57,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(1) Swaps — The Fund engaged in various swap transactions, including inflation- linked swaps to manage credit inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.4% (t)
	Alabama — 0.8%
	Education — 0.1%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,300
2,000	Series A, Rev., 5.000%, 02/01/24	2,326
2,000	Series A, Rev., 5.000%, 02/01/25	2,321

		6,947

	Other Revenue — 0.6%
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,414
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	1,995
3,590	Rev., 5.000%, 03/01/27	4,093
14,410	Uab Medicine Financing Authority, Series B, Rev., 4.000%, 09/01/41	13,670

		24,172

	Prerefunded — 0.1%
120	City of Daleville, Rev., AGC, 4.125%, 10/01/17 (p)	123
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	1,907
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.000%, 09/01/18 (p)	2,131

		4,161

	Total Alabama	35,280

	Alaska — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	9,916

	Other Revenue — 0.0% (g)
140	Alaska Municipal Bond Bank Authority, Rev., 5.250%, 09/01/23	149

	Prerefunded — 0.4%
	Alaska Municipal Bond Bank Authority,
860	Rev., 5.250%, 09/01/18 (p)	921
1000	Rev., 5.375%, 09/01/18 (p)	1,072
1000	Rev., 5.500%, 09/01/18 (p)	1,074
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/19 (p)	13,593

		16,660

	Total Alaska	26,725

	Arizona — 2.2%
	Certificate of Participation/Lease — 0.5%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	16,125
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,045
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,042
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,188

		22,400

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,851
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,113

		3,964

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,695
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,006
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,093
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,225

		9,019

	Hospital — 0.0% (g)
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,077

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,008

	Other Revenue — 0.1%
	Scottsdale Municipal Property Corp., Excise Tax,
500	Rev., 5.000%, 07/01/17	512
1,570	Rev., 5.000%, 07/01/26	1,876

		2,388

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.7%
	Arizona Health Facilities Authority, Banner Health,
1,200	Series A, Rev., 5.000%, 01/01/17 (p)	1,204
7,500	Series D, Rev., 5.000%, 01/01/18 (p)	7,813
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/18 (p)	1,071
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/18 (p)	2,120
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,231
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,315
	County of Pima, Sewer System,
1,000	Series B, Rev., 5.000%, 07/01/21 (p)	1,138
770	Series C, Rev., 5.000%, 07/01/21 (p)	876
6,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/18 (p)	6,879

		28,647

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,107
2,000	Series A, Rev., 5.000%, 07/01/27	2,201
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,172
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,675

		6,155

	Utility — 0.2%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,587
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,325
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
500	Series A, Rev., 5.000%, 01/01/21	536
1,000	Series A, Rev., 5.000%, 12/01/28	1,137

		7,585

	Water & Sewer — 0.3%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,128
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,640
1,875	Rev., 5.250%, 07/01/23	2,235
1,380	County of Pima, Sewer System, Series C, Rev., 5.000%, 07/01/22	1,567
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,173
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,132

		10,875

	Total Arizona	93,118

	California — 17.5%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	8,020
1,250	Deserts Sands, Unified School District, COP, 5.000%, 03/01/22	1,420
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,395

		10,835

	Education — 2.1%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.000%, 01/01/33	3,053
1,000	Series A, Rev., 5.000%, 01/01/28	1,170
880	Series A, Rev., 5.000%, 01/01/29	1,018
1,185	Series A, Rev., 5.000%, 01/01/30	1,361
2,450	Series A, Rev., 5.000%, 01/01/31	2,797
2,000	Series A, Rev., 5.000%, 01/01/32	2,275
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	884
	California State University, Systemwide,
3,500	Series A, Rev., 3.000%, 11/01/33	3,126
2,000	Series A, Rev., 4.000%, 11/01/35	2,020
3,225	Series A, Rev., 5.000%, 11/01/24	3,796
1,500	Series A, Rev., 5.000%, 11/01/28	1,760
2,625	Series A, Rev., 5.000%, 11/01/29	3,045
5,000	Series A, Rev., 5.000%, 11/01/30	5,771
2,285	Series A, Rev., 5.000%, 11/01/30	2,591
4,880	Series A, Rev., 5.000%, 11/01/31	5,607

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
4,000	Series A, Rev., 5.000%, 11/01/32	4,567
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
3,250	Rev., AGM, 5.000%, 08/01/17	3,399
	Regents of the University of California, Limited Project,
3,500	Series I, Rev., 5.000%, 05/15/22	4,028
2,000	Series I, Rev., 5.000%, 05/15/23	2,329
4,500	Series I, Rev., 5.000%, 05/15/24	5,299
	University of California,
4,500	Series AF, Rev., 5.000%, 05/15/25	5,189
2,000	Series AR, Rev., 5.000%, 05/15/31	2,311
4,000	Series AR, Rev., 5.000%, 05/15/32	4,594
2,500	Series AR, Rev., 5.000%, 05/15/33	2,856
1,500	Series AR, Rev., 5.000%, 05/15/34	1,707
1,455	Series AR, Rev., 5.000%, 05/15/35	1,652
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,595

		87,800

	General Obligation — 7.9%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,212
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,091
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	457
910	GO, AGM, 5.000%, 08/01/25	913
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,570
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,617
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,908
3,540	GO, 5.000%, 08/01/30	3,999
4,000	GO, 5.000%, 08/01/31	4,511
2,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,957
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	14,101
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	6,867
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,682
1,000	Series C, GO, Zero Coupon, 08/01/27	709
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32 (p)	1,113
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	3,031
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,931
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,599
9,300	Long Beach Unified School District, County of Los Angeles, GO, 4.000%, 08/01/30	9,702
	Los Angeles Community College District,
2,300	Series A, GO, 4.000%, 08/01/33	2,335
9,000	Series A, GO, 5.000%, 08/01/30	10,324
15,000	Series A, GO, 5.000%, 08/01/31	17,141
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	10,498
	Los Angeles Unified School District,
11,670	Series C, GO, 5.000%, 07/01/24	13,750
36,915	Series C, GO, 5.000%, 07/01/25	43,034
5,505	Series C, GO, 5.000%, 07/01/26	6,399
3,000	Series C, GO, 5.000%, 07/01/27	3,471
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	6,702
	Los Angeles Unified School District, Election of 2008,
2,100	Series A, GO, 5.000%, 07/01/28	2,377
1,545	Series A, GO, 5.000%, 07/01/29	1,748
1,365	Series A, GO, 5.000%, 07/01/31	1,518
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/33	524
725	GO, Zero Coupon, 07/01/35	345
1,150	GO, Zero Coupon, 07/01/36	519

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,950	GO, Zero Coupon, 07/01/37	838
1,250	GO, Zero Coupon, 07/01/41	446
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,422
1,750	GO, 5.000%, 08/01/26	2,053
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,633
465	San Diego Unified School District, Election of 2012, Series F, GO, 4.000%, 07/01/33	473
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/30	3,485
1,000	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.000%, 08/01/40	1,007
	State of California, Various Purpose,
4,695	GO, 3.000%, 09/01/32	4,202
7,280	GO, 4.000%, 09/01/33	7,457
14,100	GO, 5.000%, 04/01/17	14,297
12,120	GO, 5.000%, 03/01/25	14,260
2,000	GO, 5.000%, 09/01/27	2,263
100	GO, 5.000%, 10/01/29	105
24,000	GO, 5.000%, 08/01/30	27,175
4,000	GO, 5.000%, 09/01/30	4,505
3,500	GO, 5.000%, 09/01/31	3,935
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,180
6,800	GO, 5.500%, 04/01/21	7,409
15,000	GO, 5.625%, 04/01/26	16,354
6,685	GO, 6.500%, 04/01/33	7,401
1,565	GO, AMBAC, 5.000%, 02/01/27	1,864
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,615

		337,039

	Hospital — 0.5%
6,500	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.000%, 11/15/27	7,482
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,693
	California Health Facilities Financing Authority, Sutter Health,
1,450	Series A, Rev., 3.250%, 11/15/36	1,263
650	Series A, Rev., 5.000%, 11/15/26	754
1,000	Series A, Rev., 5.000%, 11/15/29	1,126
500	Series A, Rev., 5.000%, 11/15/30	556
5,000	Series A, Rev., 5.000%, 11/15/33	5,480
2,000	Series D, Rev., 5.000%, 08/15/25	2,246

		20,600

	Other Revenue — 2.3%
	California Infrastructure & Economic Development Bank, Refuding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.000%, 11/01/24	1,901
1,000	Series A, Rev., 5.000%, 11/01/26	1,152
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,794
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,112
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.000%, 05/01/22	2,849
3,000	Series F, Rev., 5.000%, 05/01/23	3,459
5,395	Series F, Rev., 5.000%, 05/01/24	6,266
6,445	Series F, Rev., 5.000%, 05/01/25	7,532
3,100	Series F, Rev., 5.000%, 05/01/26	3,591
5,000	Series F, Rev., 5.000%, 05/01/27	5,752
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,289
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,420
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,565
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.000%, 03/01/26	1,301
2,000	Series A, Rev., 5.000%, 03/01/24	2,357
1,250	Series A, Rev., 5.000%, 03/01/25	1,479
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,836
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,621
1,250	Series A, Rev., 5.000%, 06/01/20	1,375
1,000	Series A, Rev., 5.000%, 06/01/21	1,116
4,000	Series A, Rev., 5.000%, 06/01/32	4,422
10,855	Series A, Rev., 5.000%, 06/01/33	11,960
10,000	Series A, Rev., 5.000%, 06/01/34	10,972

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	San Francisco Bay Area Rapid Transit District, Sales Tax,
355	Series A, Rev., 5.000%, 07/01/24	421
510	Series A, Rev., 5.000%, 07/01/25	608
475	Series A, Rev., 5.000%, 07/01/26	563
1,250	Series A, Rev., 5.000%, 07/01/32	1,391
	San Marcos Public Facilities Authority,
1,000	Rev., Zero Coupon, 01/01/19 (p)	967
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,720
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	9,633

		99,424

	Prerefunded — 1.6%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18 (p)	2,139
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,185
2,485	Series C, Rev., 6.500%, 10/01/18 (p)	2,725
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,155
13,405	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/23 (p)	15,739
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
11,865	Series A, Rev., 5.000%, 05/15/19 (p)	12,899
1,000	Series B, Rev., 5.500%, 05/15/19 (p)	1,099
25,000	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	27,637

		66,578

	Transportation — 0.2%
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.000%, 08/01/22	550
425	Series A, Rev., 5.000%, 08/01/23	498
450	Series A, Rev., 5.000%, 08/01/24	532
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/26	2,078
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,169

		8,827

	Utility — 1.2%
	City of Los Angeles, Department of Water & Power, Power System,
1,500	Series A, Rev., 5.000%, 07/01/28	1,755
3,400	Series B, Rev., 5.000%, 07/01/31	3,822
3,075	Series B, Rev., 5.000%, 07/01/32	3,440
1,250	Series D, Rev., 5.000%, 07/01/28	1,437
2,710	Series D, Rev., 5.000%, 07/01/30	3,079
2,500	Series D, Rev., 5.000%, 07/01/31	2,830
390	Series D, Rev., 5.000%, 07/01/33	437
4,750	Series D, Rev., 5.000%, 07/01/34	5,308
250	Series D, Rev., 5.000%, 07/01/35	279
	City of Los Angeles, Department of Water & Power, Water System,
1,350	Series A, Rev., 5.000%, 07/01/31	1,551
2,560	Series A, Rev., 5.000%, 07/01/32	2,923
1,360	Series A, Rev., 5.000%, 07/01/33	1,545
1,250	Series A, Rev., 5.000%, 07/01/34	1,414
1,125	Series A, Rev., 5.000%, 07/01/35	1,270
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,734
9,545	Series A, Rev., 5.250%, 11/15/22	10,490
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,522

		50,836

	Water & Sewer — 1.4%
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	351
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,309
2,000	Series C, Rev., 5.000%, 06/01/26	2,277
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,065
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,018
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,168
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,328

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,501
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	14,925
10,000	Series A, Rev., 5.000%, 05/01/30	11,344

		60,286

	Total California	742,225

	Colorado — 2.1%
	Certificate of Participation/Lease — 0.0% (g)
	Adams County, Colorado Refunding and Improvement,
1,100	COP, 5.000%, 12/01/31	1,231
500	COP, 5.000%, 12/01/34	549

		1,780

	General Obligation — 1.2%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,499
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/22 (p)	8,722
2,000	Series B, GO, Zero Coupon, 10/01/22 (p)	1,744
100	Douglas County School District No Re-1, Douglas & Elbert Counties, Series B, GO, 5.000%, 12/15/16	100
100	El Paso Country, School District, Series B, GO, NATL-RE, 4.250%, 12/01/16	100
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	20,590
9,500	GO, 5.000%, 12/15/22	10,982

		49,737

	Hospital — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,075

	Other Revenue — 0.0% (g)
100	City of Grand Junction, Rev., 5.000%, 03/01/17	101

	Prerefunded — 0.8%
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	25,808
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,382
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,177
750	Series A, Rev., 5.750%, 06/01/19 (p)	829

		34,196

	Total Colorado	90,889

	Connecticut — 0.8%
	Education — 0.2%
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,786
1,030	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	1,152

		5,938

	General Obligation — 0.3%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,339
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	6,663

		14,002

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,287
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,347

		2,634

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	116
350	Series A, Rev., 5.000%, 08/15/25	404
150	Series A, Rev., 5.000%, 08/15/26	172
250	Series A, Rev., 5.000%, 08/15/27	286
300	Series A, Rev., 5.000%, 08/15/29	340
100	Series A, Rev., 5.500%, 08/15/23	121

		1,439

	Special Tax — 0.2%
	State of Connecticut, Transportation Infrastructure Purposes
5,000	Series A, Rev., 5.000%, 08/01/26	5,807
2,000	Series A, Rev., 5.000%, 09/01/30	2,270

		8,077

	Total Connecticut	32,090

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.7%
	General Obligation — 0.2%
	State of Delaware,
351	GO, 5.000%, 07/01/22	391
350	GO, 5.000%, 07/01/23	389
4,000	Series B, GO, 5.000%, 07/01/22	4,638
3,710	Series B, GO, 5.000%, 07/01/23	4,367
1,000	Series C, GO, 5.000%, 10/01/25	1,203

		10,988

	Prerefunded — 0.1%
3,299	State of Delaware, GO, 5.000%, 07/01/20 (p)	3,685

	Transportation — 0.4%
	Delaware Transportation Authority Transportation System,
6,305	Rev., 5.000%, 07/01/25	7,463
7,710	Rev., 5.000%, 07/01/27	9,120

		16,583

	Total Delaware	31,256

	District of Columbia — 0.3%
	Other Revenue — 0.1%
	District of Columbia, Income Tax Secured,
5,000	Series A, Rev., 5.000%, 12/01/22	5,537
170	Series C, Rev., 5.000%, 12/01/16	170

		5,707

	Water & Sewer — 0.2%
	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien,
1,475	Series A, Rev., 5.000%, 10/01/29	1,703
4,860	Series A, Rev., 5.000%, 10/01/30	5,582

		7,285

	Total District of Columbia	12,992

	Florida — 2.4%
	General Obligation — 0.8%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,332
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,004
1,250	Series A, GO, 5.000%, 06/01/25	1,388
14,600	Series D, GO, 5.000%, 06/01/24	16,463
4,515	Series E, GO, 5.000%, 06/01/19	4,905
4,740	Series E, GO, 5.000%, 06/01/20	5,271

		35,363

	Hospital — 0.1%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,116
1,250	Rev., 5.000%, 04/01/24	1,411

		2,527

	Housing — 0.0% (g)
1,010	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,047
545	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	565

		1,612

	Other Revenue — 1.2%
	County of Palm Beach,
7,790	Rev., 5.000%, 05/01/35	8,774
8,190	Rev., 5.000%, 05/01/36	9,203
7,810	Rev., 5.000%, 05/01/37	8,756
2,000	Rev., 5.000%, 05/01/38	2,239
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,604
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,264
	Palm Beach County, Public Improvement,
3,955	Rev., 5.000%, 05/01/23	4,570
2,000	Rev., 5.000%, 05/01/24	2,335
4,905	Rev., 5.000%, 05/01/25	5,747
3,400	Rev., 5.000%, 05/01/27	3,978

		49,470

	Prerefunded — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	3,830

	Utility — 0.2%
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,545
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,618

		7,163

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	567

	Total Florida	100,532

	Georgia — 2.9%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,211

	General Obligation — 0.3%
	Barrow County School District,
2,190	GO, 5.000%, 02/01/25	2,440
1,755	GO, 5.000%, 02/01/26	1,953
2,005	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	2,019
6,880	State of Georgia, Series E, GO, 5.000%, 12/01/25	8,289

		14,701

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,010

	Prerefunded — 0.4%
	Barrow County School District,
555	GO, 5.000%, 02/01/21 (p)	626
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,225
10,000	State of Georgia, Series B, GO, 5.000%, 01/01/19 (p)	10,748

		16,599

	Transportation — 0.4%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,418
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., GAN, AGM, 5.000%, 06/01/19	2,597
5,000	Series A, Rev., GAN, AGM, 5.000%, 06/01/20	5,259
695	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	730

		19,004

	Utility — 0.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,112
1,960	Rev., 5.000%, 12/01/22	2,185
1,000	Rev., 5.000%, 12/01/23	1,113
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,653

		6,063

	Water & Sewer — 1.5%
	City of Atlanta, Water & Wastewater,
2,110	Rev., 5.000%, 11/01/29	2,392
4,250	Rev., 5.000%, 11/01/30	4,787
	City of Columbus, Georgia Water and Sewerage,
280	Rev., 5.000%, 05/01/31	324
350	Rev., 5.000%, 05/01/34	399
350	Rev., 5.000%, 05/01/35	398
2,000	Series A, Rev., 5.000%, 05/01/22	2,297
445	Series A, Rev., 5.000%, 05/01/27	511
595	Series A, Rev., 5.000%, 05/01/28	680
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	6,688
6,565	Rev., 5.000%, 07/01/21	7,122
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,583
8,660	Series B, Rev., 5.250%, 10/01/23	10,195
5,500	Series B, Rev., 5.250%, 10/01/26	6,631
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	7,861
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,068

		61,936

	Total Georgia	124,524

	Hawaii — 0.8%
	General Obligation — 0.4%
	City & County of Honolulu,
300	Series B, GO, 5.000%, 12/01/16	300
8,695	Series B, GO, 5.000%, 10/01/27	10,160
3,000	Series C, GO, 5.000%, 10/01/25	3,547
3,000	Series C, GO, 5.000%, 10/01/27	3,506
100	State of Hawaii, Series DR, GO, 5.000%, 06/01/17	102

		17,615

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
115	City & County of Honolulu, Series A, GO, AGM, 5.000%, 07/01/17 (p)	118
1,000	State of Hawaii, Series DK, GO, 5.000%, 05/01/18 (p)	1,054
	State of Hawaii, Highway,
5,120	Rev., 5.250%, 01/01/19 (p)	5,529
2,450	Rev., 6.000%, 01/01/19 (p)	2,684

		9,385

	Transportation — 0.2%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,317
520	Rev., 5.250%, 01/01/18	544

		6,861

	Total Hawaii	33,861

	Idaho — 0.5%
	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,116

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	2,913
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,495

		8,408

	Total Idaho	21,524

	Illinois — 2.1%
	Education — 0.0% (g)
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,951

	General Obligation — 0.9%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	6,150
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,525
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,494
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,474
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,076
	County of Dupage, Courthouse Project,
250	GO, 5.000%, 01/01/26	294
525	GO, 5.000%, 01/01/27	610
255	GO, 5.000%, 01/01/28	295
730	GO, 5.000%, 01/01/29	836
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.000%, 01/01/27	1,658
1,700	Series D, GO, 5.000%, 01/01/34	1,801
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,797
	Will County, Community Unit School District No. 365-U,
2,700	GO, 3.000%, 07/01/36	2,241
1,000	GO, 4.000%, 01/01/30	1,014
500	GO, 4.000%, 01/01/31	505
1,500	GO, 4.000%, 01/01/32	1,507
1,000	GO, 4.000%, 01/01/33	1,001
1,000	GO, 4.000%, 01/01/34	994
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	954
830	GO, 5.750%, 06/01/27	879
620	GO, 5.750%, 06/01/28	654

		37,759

	Hospital — 0.1%
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,127
2,000	Series A, Rev., 5.000%, 11/15/23	2,311
1,000	Series A, Rev., 5.000%, 11/15/24	1,162

		4,600

	Other Revenue — 0.1%
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.000%, 01/01/20	78
200	Rev., 5.000%, 01/01/21	207
150	Rev., 5.000%, 01/01/22	156
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,798
250	State of Illinois, Rev., 4.000%, 06/15/17	254

		2,493

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.5%
19,475	Illinois Municipal Electric Agency Power Supply System, Series A, Rev., NATL-RE, 5.125%, 02/01/17 (p)	19,617
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,255

		20,872

	Transportation — 0.1%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,430

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.500%, 03/01/30	3,412
4,500	Rev., 5.000%, 03/01/27	5,104
4,000	Rev., 5.000%, 03/01/28	4,511

		13,027

	Water & Sewer — 0.1%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,298
700	Rev., 5.000%, 01/01/22	766
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,646
600	Rev., 5.000%, 11/01/22	664
1,000	Rev., 5.000%, 11/01/27	1,107
500	Rev., 5.000%, 11/01/30	543

		6,024

	Total Illinois	90,156

	Indiana — 1.2%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,292
1,000	Series A, Rev., 5.000%, 06/01/32	1,113
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	324
750	Rev., 5.000%, 07/15/23	870
1,255	Rev., 5.000%, 07/15/24	1,467

		6,066

	Other Revenue — 0.9%
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,394
1,150	Rev., 5.000%, 08/01/24	1,316
500	Rev., 5.000%, 02/01/25	570
1,140	Rev., 5.000%, 08/01/26	1,287
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,637
5,205	Series A, Rev., 5.000%, 02/01/30	5,761
18,805	Series C, Rev., 5.000%, 02/01/21	20,712
3,000	Series C, Rev., 5.000%, 02/01/30	3,341
1,000	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,059

		38,077

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17 (p)	3,015

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	812
1,245	Series D, Rev., 5.000%, 01/01/24	1,415

		2,227

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	364
375	Series B, Rev., 5.000%, 01/01/23	420
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,123

		1,907

	Total Indiana	51,292

	Iowa — 0.7%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,208
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,165

		8,373

	Other Revenue — 0.5%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,145
12,905	Rev., 5.000%, 08/01/29	14,614
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	557

		21,316

	Total Iowa	29,689

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kansas — 1.6%
	General Obligation — 0.0% (g)
1,000	City of Lenexa, Series B, GO, 5.000%, 09/01/25	1,188
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	746

		1,934

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.000%, 09/01/25	4,141

	Transportation — 1.5%
	Kansas State Department Transportation Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	9,792
2,500	Series A, Rev., 5.000%, 09/01/18	2,666
7,000	Series A, Rev., 5.000%, 09/01/19	7,672
7,000	Series A, Rev., 5.000%, 09/01/20	7,841
4,405	Series B, Rev., 5.000%, 09/01/26	5,238
10,000	Series B, Rev., 5.000%, 09/01/30	11,646
4,625	Series B, Rev., 5.000%, 09/01/35	5,290
5,750	Series C, Rev., 5.000%, 09/01/24	6,626
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,217
3,800	Series A, Rev., 5.000%, 09/01/22	4,211

		63,199

	Total Kansas	69,274

	Kentucky — 0.7%
	Education — 0.2%
6,110	Oldham County, Kentucky School District Finance Corp., School Building, Rev., 5.000%, 06/01/27	7,081

	Other Revenue — 0.1%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,014
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,601
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,114
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,327
	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 87,
10	Rev., NATL-RE, 5.000%, 03/01/19	10
30	Rev., NATL-RE, 5.000%, 03/01/20	30
115	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 90, Rev., 5.375%, 11/01/23	124

		5,220

	Prerefunded — 0.3%
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,552
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,034
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	2,994
2,330	Kentucky State Property & Buildings Commission, Project No. 87, Rev., NATL-RE, 5.000%, 03/01/17 (p)	2,355
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	1,607
885	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/18 (p)	953
1,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AGC, 5.000%, 05/15/18 (p)	1,583

		12,078

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	5,757

	Total Kentucky	30,136

	Louisiana — 1.3%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,635
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,034
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,046

		3,715

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.4%
173	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	177
490	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	515
18,150	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	17,076

		17,768

	Other Revenue — 0.7%
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	17,042
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,617
2,125	Rev., AGC, 5.000%, 08/01/21	2,305
3,490	Rev., AGC, 5.250%, 08/01/19	3,816

		27,780

	Prerefunded — 0.1%
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,806
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/19 (p)	1,378
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,020
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,183

		6,387

	Utility — 0.0% (g)
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,528

	Total Louisiana	57,178

	Maryland — 0.7%
	Education — 0.2%
	State of Maryland, Health & Higher Educational Facilities Authority, Lifebridge Health Issue,
1,000	Rev., 4.000%, 07/01/35	981
1,000	Rev., 4.000%, 07/01/36	976
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,173

		7,130

	General Obligation — 0.3%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	2,856
4,490	County of Montgomery, Series B, GO, 5.000%, 12/01/23	5,305
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,527

		13,688

	Transportation — 0.2%
10,000	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/18	10,098

	Total Maryland	30,916

	Massachusetts — 5.1%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	4,971
2,100	Series M, Rev., 5.250%, 07/01/29	2,603

		7,574

	General Obligation — 3.3%
1,000	Commonwealth of Massachusetts, Series A, GO, 5.000%, 03/01/32	1,126
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	11,813
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	5,920
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
2,500	Series C, GO, 5.000%, 07/01/23	2,873
5,000	Series C, GO, 5.000%, 08/01/25	5,906
10,000	Series F, GO, 5.000%, 11/01/26	11,471
32,950	Series F, GO, 5.000%, 11/01/27	37,797

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Massachusetts State Construction,
2,250	Series A, GO, 5.000%, 03/01/31	2,544
6,750	Series A, GO, 5.000%, 03/01/34	7,544
9,660	Series D, GO, 4.000%, 09/01/29	10,203
8,290	Series D, GO, 4.000%, 09/01/30	8,683
11,450	Series D, GO, 5.000%, 09/01/26	13,448
15,000	Series D, GO, 5.000%, 09/01/28	17,474
4,349	Town of Randolph, GO, BAN, 2.000%, 02/28/17	4,361

		141,163

	Other Revenue — 0.3%
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.000%, 08/15/28	11,365
2,000	Series C, Rev., 5.000%, 08/15/26	2,354
1,020	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/26	1,082

		14,801

	Prerefunded — 0.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,063
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/21 (p)	13,603
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17 (p)	2,321
480	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/18 (p)	511

		17,498

	Transportation — 0.8%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,191
1,255	Series A, Rev., 5.000%, 07/01/31	1,499
2,250	Series A, Rev., 5.250%, 07/01/25	2,707
10,530	Series A, Rev., 5.250%, 07/01/27	12,820
5,000	Series A, Rev., 5.250%, 07/01/29	6,140
5,000	Series A-1, Rev., 5.250%, 07/01/33	6,129
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,701

		33,187

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,690

	Total Massachusetts	217,913

	Michigan — 1.9%
	Education — 0.6%
	Regents of the University of Michigan,
9,000	Rev., 4.000%, 04/01/34	9,219
4,170	Rev., 4.000%, 04/01/35	4,261
3,375	Rev., 5.000%, 04/01/31	3,894
2,190	Rev., 5.000%, 04/01/33	2,500
3,915	Series A, Rev., 5.000%, 04/01/20	4,227

		24,101

	General Obligation — 0.4%
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,138
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,451
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,247
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,050
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,460
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,405
4,300	State of Michigan, Series A, GO, 5.000%, 12/01/28	4,943

		17,694

	Hospital — 0.1%
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,122
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,512

		2,634

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,395

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,057

	Prerefunded — 0.2%
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/20 (p)	5,617
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/18 (p)	1,612

		7,229

	Transportation — 0.2%
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,284
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,297
610	Rev., 5.000%, 11/15/26	686
1,035	Rev., 5.000%, 11/15/27	1,162
2,185	Rev., 5.000%, 11/15/30	2,426

		7,855

	Utility — 0.0% (g)
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,120
1,000	Series A, Rev., 5.500%, 07/01/41	1,126

		2,246

	Water & Sewer — 0.4%
	City of Grand Rapids, Sanitary Sewer System,
1,670	Rev., 5.000%, 01/01/23	1,920
1,000	Rev., 5.000%, 01/01/25	1,136
400	Rev., 5.000%, 01/01/27	466
325	Rev., 5.000%, 01/01/28	376
350	Rev., 5.000%, 01/01/29	402
370	Rev., 5.000%, 01/01/30	421
585	Rev., 5.000%, 01/01/31	664
750	Rev., 5.000%, 01/01/32	847
1,400	Rev., 5.000%, 01/01/33	1,573
1,000	Rev., 5.000%, 01/01/34	1,119
5,935	Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.500%, 01/01/22	6,555
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,519

		16,998

	Total Michigan	81,209

	Minnesota — 0.7%
	General Obligation — 0.7%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	577
800	Series A, GO, Zero Coupon, 02/01/23	690
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,352
1,060	Independent School District No. 720, Shakopee Public Schools, Minnesota, Series A, GO, 5.000%, 02/01/23	1,220
2,380	State of Minnesota, Independent School District No. 885, Wright County, Series A, GO, 4.000%, 02/01/18	2,458
	State of Minnesota, Various Purpose,
280	Series A, GO, 5.000%, 08/01/19	306
10,000	Series F, GO, 5.000%, 08/01/20	11,177
10,000	Series H, GO, 5.000%, 11/01/19	11,005

		28,785

	Hospital — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,050

	Total Minnesota	29,835

	Missouri — 2.7%
	General Obligation — 0.0% (g)
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	694

	Housing — 0.0% (g)
55	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	58
300	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	314

		372

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
3,645	Series B, Rev., 5.000%, 07/01/22	4,088
660	Series B, Rev., 5.000%, 07/01/24	738
175	Series B, Rev., 5.000%, 07/01/29	193
65	Series B, Rev., 5.000%, 07/01/30	72
10	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/20 (p)	11

		5,102

	Prerefunded — 0.3%
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	2,988
8,795	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series B, Rev., 5.000%, 01/01/21 (p)	9,906

		12,894

	Transportation — 1.5%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,404
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	31,012
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,038
16,815	Series C, Rev., 5.000%, 02/01/22	19,351

		62,805

	Utility — 0.4%
	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie State Project,
7,995	Series A, Rev., 4.000%, 12/01/32	8,102
8,450	Series A, Rev., 4.000%, 12/01/33	8,497

		16,599

	Water & Sewer — 0.4%
	City of Kansas, Sanitary Sewer System,
3,140	Series A, Rev., 5.000%, 01/01/26	3,495
2,340	Series A, Rev., 5.000%, 01/01/28	2,695
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.000%, 05/01/31	612
1,900	Series B, Rev., 5.000%, 05/01/32	2,182
3,430	Series B, Rev., 5.000%, 05/01/33	3,923
2,000	Series B, Rev., 5.000%, 05/01/34	2,280
2,125	Series B, Rev., 5.000%, 05/01/35	2,417

		17,604

	Total Missouri	116,070

	Montana — 0.1%
	Prerefunded — 0.1%
3,100	State of Montana, Department of Transportation, Highway 93 Advance Construction Project, Rev., GAN, 5.000%, 06/01/18 (p)	3,277

	Nebraska — 0.1%
	Water & Sewer — 0.1%
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,065

	Nevada — 0.1%
	General Obligation — 0.0% (g)
705	Clark County School District, Series A, GO, 5.500%, 06/15/17	722

	Water & Sewer — 0.1%
1,550	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	1,759

	Total Nevada	2,481

	New Jersey — 3.9%
	Certificate of Participation/Lease — 0.1%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,617
3,300	Series A, COP, 5.000%, 06/15/21	3,449

		6,066

	Education — 0.4%
9,500	New Jersey EDA, School Facilities Construction, Series XX, Rev., 5.000%, 06/15/21	10,078
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,128

		15,206

	General Obligation — 0.5%
10,400	Borough of Carteret, Middlesex County, GO, 2.000%, 02/03/17	10,418

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
5,000	Borough of Freehold, Monmouth County, Series A, GO, 2.000%, 12/02/16	5,000
6,686	Clinton Township, GO, 2.000%, 01/25/17	6,696
100	The Board of Education of the Township of Franklin, County of Somerset, GO, 5.000%, 08/15/17	103

		22,217

	Transportation — 2.7%
	New Jersey Transportation Trust Fund Authority,
2,500	Series A-1, Rev., 5.000%, 06/15/28	2,644
7,000	Series A-1, Rev., 5.000%, 06/15/29	7,348
43,490	Series A-2, Rev., 5.000%, 06/15/22	45,090
39,430	Series A-2, Rev., 5.000%, 06/15/23	40,838
7,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.000%, 06/15/27	7,446
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	4,951
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	491
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,423

		114,231

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,345
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,491
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,556
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,738

		6,130

	Total New Jersey	163,850

	New Mexico — 0.6%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
225	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	233
700	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	733
880	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	924

		1,890

	Other Revenue — 0.2%
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,211
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,861
1,645	Series B, Rev., 5.000%, 06/01/21	1,729
1,890	Series B, Rev., 5.000%, 06/01/26	1,981
2,050	Series B, Rev., 5.000%, 06/01/28	2,145

		8,927

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,143
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,671

		12,814

	Total New Mexico	23,631

	New York — 19.4%
	Education — 0.7%
	New York State Dormitory Authority,
750	Series B, Rev., 5.000%, 10/01/28	893
665	Series B, Rev., 5.000%, 10/01/29	787
1,000	Series B, Rev., 5.000%, 10/01/30	1,179
500	Series B, Rev., 5.000%, 10/01/31	586
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,301
3,475	New York State Dormitory Authority, Columbia University, Subseries A-2, Rev., 5.000%, 10/01/46	4,258
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,273
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,831

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,648
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	614
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,276
2,000	Series A, Rev., 5.000%, 05/15/28	2,257

		27,903

	General Obligation — 0.6%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,409
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	10,982
3,665	City of New York, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,756
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	107
1,000	Town of Leray, Jefferson County, GO, 2.000%, 12/08/16	1,000
3,192	Town of Southampton, Suffolk County, GO, 2.000%, 02/23/17	3,200

		24,454

	Other Revenue — 7.1%
3,475	New York City Municipal Water Finance Authority, Building Aid, Series S-1, Rev., 5.000%, 07/15/33	3,893
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,057
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,034
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,155
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,266
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	3,866
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,371
3,835	Series B, Rev., 5.000%, 02/01/26	4,267
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
5,000	Series B, Rev., 5.000%, 11/01/21	5,496
7,020	Series B, Rev., 5.000%, 11/01/22	7,716
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,430
	New York Convention Center Development Corporation, Capital Appreciation Suordinated Lien, Hotel Unit fee Secured,
1,000	Series B, Rev., Zero Coupon, 11/15/25	737
1,500	Series B, Rev., Zero Coupon, 11/15/26	1,056
1,500	Series B, Rev., Zero Coupon, 11/15/27	1,011
2,000	Series B, Rev., Zero Coupon, 11/15/28	1,292
2,500	Series B, Rev., Zero Coupon, 11/15/29	1,543
3,650	Series B, Rev., Zero Coupon, 11/15/30	2,147
2,085	Series B, Rev., Zero Coupon, 11/15/31	1,168
2,000	Series B, Rev., Zero Coupon, 11/15/32	1,069
2,000	Series B, Rev., Zero Coupon, 11/15/33	1,018
	New York Convention Center Development Corporation, Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,388
2,250	Rev., 5.000%, 11/15/25	2,645
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,049
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	10,936
4,050	Series C, Rev., 5.000%, 04/01/17	4,108
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,419
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.000%, 03/15/25	14,633
5,500	Series A, Rev., 5.000%, 03/15/30	6,305
5,000	Series A, Rev., 5.000%, 03/15/31	5,699
22,225	Series A, Rev., 5.000%, 03/15/32	25,194
14,815	Series B, Rev., 5.000%, 03/15/27	17,537
7,420	Series B, Rev., 5.000%, 03/15/29	8,646
8,000	Series B, Rev., 5.000%, 03/15/30	9,248
31,675	Series B, Rev., 5.000%, 03/15/31	36,379

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
10,000	Series B, Rev., 5.000%, 03/15/33	11,378
18,300	Series B, Rev., 5.000%, 03/15/34	20,731
13,080	Series B, Rev., 5.000%, 03/15/39	14,669
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,308
7,820	Series D, Rev., 5.500%, 01/01/19	8,453
	Sales Tax Asset Receivable Corp.,
2,500	Series A, Rev., 5.000%, 10/15/26	2,955
3,785	Series A, Rev., 5.000%, 10/15/29	4,435
12,500	Series A, Rev., 5.000%, 10/15/31	14,556
815	Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series A, Rev., 5.000%, 10/15/25	965
255	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	256

		301,484

	Prerefunded — 0.4%
100	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 4.750%, 05/01/17 (p)	102
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/18 (p)	5,251
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 10/01/17 (p)	7,676
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,240

		18,269

	Special Tax — 4.4%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,410
7,000	Series A, Rev., 5.000%, 03/15/27	8,164
10,000	Series A, Rev., 5.000%, 02/15/28	11,662
20,000	Series A, Rev., 5.000%, 12/15/28	22,562
5,000	Series A, Rev., 5.000%, 02/15/29	5,799
4,900	Series A, Rev., 5.000%, 12/15/29	5,519
3,000	Series A, Rev., 5.000%, 02/15/43	3,272
9,000	Series B, Rev., 5.000%, 03/15/24	10,126
20,000	Series C, Rev., 5.000%, 03/15/33	22,518
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
1,425	Series A, Rev., 5.250%, 02/15/27	1,541
1,255	Series D, Rev., 5.000%, 03/15/17	1,259
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,059
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,075
11,025	Series A, Rev., 5.000%, 03/15/26	12,232
17,000	Series A, Rev., 5.250%, 03/15/19	18,450
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,042
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,613
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,420
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,592
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	20,397

		184,712

	Transportation — 2.9%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	12,960
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,312
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	6,873
18,855	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	20,022
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/17	5,147
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,370
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,406
5,000	Rev., 5.000%, 05/01/33	5,473
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,285

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	29,072
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,676
2,500	Series B, Rev., 5.000%, 11/15/30	2,796
8,860	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Series B, Rev., Zero Coupon, 11/15/32	4,957

		124,349

	Utility — 1.7%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL, 5.000%, 12/01/17	6,001
	Utility Debt Securitization Authority,
24,730	Rev., 5.000%, 12/15/27	29,165
9,150	Rev., 5.000%, 12/15/32	10,504
15,250	Rev., 5.000%, 12/15/36	17,262
1,500	Series TE, Rev., 5.000%, 12/15/29	1,728
3,500	Series TE, Rev., 5.000%, 12/15/32	3,982
4,250	Series TE, Rev., 5.000%, 12/15/41	4,786

		73,428

	Water & Sewer — 1.6%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,385
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,456
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,601
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	5,704
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,705
5,635	Series A, Rev., 5.000%, 06/15/25	6,696
4,345	Series B, Rev., 5.000%, 06/15/27	4,906
7,280	Series D, Rev., 5.000%, 06/15/25	8,358
5,325	Series D, Rev., 5.000%, 06/15/27	6,078
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,292

		68,181

	Total New York	822,780

	North Carolina — 1.3%
	General Obligation — 0.6%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,259
22,100	State of North Carolina, Series A, GO, 5.000%, 03/01/17	22,334

		24,593

	Other Revenue — 0.4%
	City of Raleigh,
495	Rev., 5.000%, 02/01/24	579
985	Rev., 5.000%, 02/01/27	1,156
925	Rev., 5.000%, 02/01/29	1,072
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	455
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,180
540	County of Onslow, Public Facilities Company Ltd., Rev., 4.000%, 10/01/32	555
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,444
3,500	Rev., 5.000%, 06/01/19	3,799

		15,240

	Prerefunded — 0.3%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,238
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,225
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	843
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.000%, 05/01/19 (p)	5,420

		14,726

	Total North Carolina	54,559

	Ohio — 1.4%
	General Obligation — 0.0% (g)
500	City of Dublin, Various Purpose, GO, 5.000%, 12/01/25	602

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	800
750	Rev., 5.000%, 02/01/20	816
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,320
750	Series A, Rev., 5.750%, 07/01/28	862
1,400	Series A, Rev., 5.750%, 07/01/33	1,575

		5,373

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.000%, 12/01/24	3,985
1,050	Series A, Rev., 5.000%, 06/01/22	1,211
2,815	Series A, Rev., 5.000%, 12/01/22	3,276
9,250	Series A, Rev., 5.000%, 06/01/24	10,917
4,135	Series A, Rev., 5.000%, 06/01/26	4,932

		24,321

	Other Revenue — 0.2%
	County of Cuyahoga, Sports Facilties Improvement Project,
835	Rev., 5.000%, 12/01/24	957
500	Rev., 5.000%, 12/01/25	568
1,000	Rev., 5.000%, 12/01/26	1,133
500	Rev., 5.000%, 12/01/27	565
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	119
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,751
2,000	Series B, Rev., 5.000%, 10/01/24	2,190
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/29	1,689

		9,972

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,248
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	921
820	Ohio Higher Educational Facility, Rev., 5.000%, 11/01/17 (p)	851

		9,020

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,192

	Water & Sewer — 0.2%
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,686
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,319
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
45	Rev., 4.000%, 11/15/49	44
1,500	Rev., 5.000%, 11/15/26	1,740
250	Ohio State Water Development Authority, Drinking Water Assistance Fund, Series C, Rev., 5.000%, 12/01/16	250

		9,039

	Total Ohio	60,519

	Oklahoma — 0.4%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,237
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	7,580

		8,817

	Housing — 0.0% (g)
80	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	82

	Transportation — 0.2%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,475
5,000	Series A, Rev., 5.000%, 01/01/25	5,586

		10,061

	Total Oklahoma	18,960

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 0.3%
	General Obligation — 0.0% (g)
1,125	State of Oregon, Beaverton School District 48J, Counties of Washington & Multnomah, GO, 5.000%, 06/15/21	1,276

	Prerefunded — 0.2%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18 (p)	2,694
3,885	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/19 (p)	4,210

		6,904

	Water & Sewer — 0.1%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	6,267

	Total Oregon	14,447

	Pennsylvania — 0.5%
	Education — 0.1%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19 (p)	5,475

	General Obligation — 0.1%
	County of Bucks,
500	GO, 5.000%, 05/01/24	588
150	GO, 5.000%, 05/01/25	177
310	GO, 5.000%, 05/01/26	370
325	GO, 5.000%, 05/01/27	383
3,120	Octorara Area School District, Series B, GO, AGM, 4.000%, 06/01/20	3,308

		4,826

	Prerefunded — 0.3%
	County of Allegheny, West Mifflin Area School District,
4,065	GO, AGM, 5.000%, 10/01/18 (p)	4,346
2,000	GO, AGM, 5.375%, 10/01/18 (p)	2,152
500	GO, AGM, 5.500%, 10/01/18 (p)	539
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/18 (p)	1,054
3,465	State Public School Building Authority, Delaware County Community College Project, Rev., AGM, 5.000%, 04/01/18 (p)	3,642

		11,733

	Total Pennsylvania	22,034

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,470

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,153

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,020

	Total Rhode Island	3,173

	South Carolina — 1.8%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,124
1,505	Rev., 5.000%, 12/01/23	1,706

		2,830

	General Obligation — 1.1%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	672
1,250	Horry County School District, Series A, GO, SCSDE, 5.000%, 03/01/23	1,452
250	School District No. 1 of Spartanburg County, Series D, GO, SCSDE, 4.000%, 03/01/17	252
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	10,883
	York County School District No. 1,
3,620	GO, SCSDE, 5.000%, 03/01/20	3,995
3,790	GO, SCSDE, 5.000%, 03/01/21	4,267
4,260	GO, SCSDE, 5.000%, 03/01/22	4,873
4,985	GO, SCSDE, 5.000%, 03/01/23	5,774
5,960	GO, SCSDE, 5.000%, 03/01/26	7,078
6,270	GO, SCSDE, 5.000%, 03/01/27	7,401

		46,647

	Housing — 0.0% (g)
360	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	378

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/16 (p)	4,000
10,415	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	11,308

		15,308

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,252

	Total South Carolina	74,415

	Tennessee — 0.5%
	General Obligation — 0.5%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,432
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,434
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,314

		19,180

	Utility — 0.0% (g)
640	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	668
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,006

		1,674

	Water & Sewer — 0.0% (g)
	The City Of Clarksville, Tennessee Water , Sewer And Gas,
500	Rev., 5.000%, 02/01/24	582
500	Rev., 5.000%, 02/01/25	587
565	Rev., 5.000%, 02/01/26	666

		1,835

	Total Tennessee	22,689

	Texas — 6.1%
	Education — 0.5%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,319
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,423
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,530
2,690	Series A, Rev., 5.000%, 02/15/18	2,713
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	595
750	Rev., 5.000%, 09/01/20	826
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,412
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.000%, 08/15/26	2,424

		20,242

	General Obligation — 1.8%
6,000	City of Dallas, GO, 5.000%, 02/15/23	6,906
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	4,909
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,076
2,600	Series A, GO, 5.000%, 03/01/29	2,942
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,191
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,808
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,728
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,386
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,482
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,583
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,862
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,052
11,250	Series A, GO, 5.000%, 10/01/25	13,231
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,137
3,475	Series A, GO, 5.000%, 10/01/18	3,716

		78,009

	Prerefunded — 1.5%
2,080	City of Beaumont, GO, 5.000%, 03/01/20 (p)	2,302

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,520	City of Houston, Combined Utility System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,579
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/17 (p)	1,063
1,175	GO, AGM, 4.500%, 02/15/17 (p)	1,184
1,055	GO, AGM, 4.700%, 02/15/17 (p)	1,063
6,765	County of El Paso, GO, 5.000%, 02/15/17 (p)	6,824
2,000	County of Fort Bend, GO, 5.000%, 03/01/18 (p)	2,096
4,080	County of Harris, Pasadena Independent School District, School Building, GO, PSF-GTD, 4.750%, 02/15/17 (p)	4,113
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,750
	Dallas Area Rapid Transit, Senior Lien,
4,180	Rev., AMBAC, 5.000%, 12/01/16 (p)	4,181
6,195	Rev., 5.000%, 12/01/18 (p)	6,654
5,000	Series A, Rev., 5.000%, 06/01/19 (p)	5,436
4,000	Lewisville Independent School District, School Building, GO, 5.000%, 02/15/19 (p)	4,308
335	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18 (p)	357
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, PSF-GTD, 5.000%, 08/15/18 (p)	2,337
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18 (p)	2,421
2,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/19 (p)	2,196
14,000	University of Texas, Series A, Rev., 5.250%, 08/15/18 (p)	14,962

		64,826

	Transportation — 1.5%
	Dallas Area Rapid Transit, Senior Lien,
6,825	Series A, Rev., 5.000%, 12/01/17	7,099
8,950	Series A, Rev., 5.000%, 12/01/18	9,607
2,500	Series A, Rev., 5.000%, 12/01/26	2,919
3,000	Series A, Rev., 5.000%, 12/01/28	3,462
1,500	Series A, Rev., 5.000%, 12/01/29	1,721
2,500	Series A, Rev., 5.000%, 12/01/30	2,856
4,250	Series A, Rev., 5.000%, 12/01/36	4,749
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,390
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,351
5,000	Series F, Rev., 5.000%, 11/01/24	5,759
3,000	North Texas Tollway Authority System, First Tier, Series A, Rev., 5.000%, 01/01/27	3,430
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,136
3,000	Series A, Rev., 5.500%, 09/01/41	3,397
3,000	Series A, Rev., 6.000%, 09/01/41	3,486

		61,362

	Utility — 0.4%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,279
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	249
240	Series A, Rev., AGM, 5.000%, 11/15/20	249
6,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	7,110
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	339
305	Rev., 5.000%, 12/01/28	343
360	Rev., 5.000%, 12/01/29	403
270	Rev., 5.000%, 12/01/30	301
430	Rev., 5.000%, 12/01/31	477
540	Rev., 5.000%, 12/01/32	597
500	Rev., 5.000%, 12/01/34	549
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.000%, 05/15/28	4,154

		16,050

	Water & Sewer — 0.4%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,067
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,327
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,522
5,115	Rev., 5.000%, 12/15/25	5,683

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	1,935

		17,534

	Total Texas	258,023

	Utah — 0.8%
	Education — 0.2%
	University of Utah,
500	Series A, Rev., 5.000%, 08/01/24	586
935	Series A, Rev., 5.000%, 08/01/25	1,104
1,300	Series A, Rev., 5.000%, 08/01/26	1,524
2,500	Series A, Rev., 5.000%, 08/01/27	2,916

		6,130

	General Obligation — 0.2%
1,590	Board of Education of Sevier County School District, GO, 5.000%, 06/01/24	1,849
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,140
3,950	Series C, GO, 5.000%, 04/01/20	4,361

		7,350

	Prerefunded — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	10,251

	Water & Sewer — 0.2%
6,015	Jordan Valley Water Conservancy District, Series A, Rev., 5.000%, 10/01/41	6,782
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,249

		9,031

	Total Utah	32,762

	Virginia — 1.7%
	Education — 0.2%
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,915

	General Obligation — 0.7%
5,000	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	6,016
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,122
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	10,884
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,727
7,810	Fairfax County, Public Improvement, Series A, GO, 5.000%, 10/01/33	9,073

		30,822

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,159
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,277
5,110	Series B, Rev., 5.000%, 07/15/24	6,027
2,635	Series B, Rev., 5.000%, 07/15/25	3,129

		13,592

	Prerefunded — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/19 (p)	3,361

	Transportation — 0.1%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	582
400	Rev., 5.000%, 06/01/24	470
2,035	Rev., 5.000%, 06/01/33	2,275
2,285	Rev., 5.000%, 06/01/34	2,546

		5,873

	Water & Sewer — 0.3%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,242
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/22	8,803

		13,045

	Total Virginia	72,608

	Washington — 2.2%
	General Obligation — 0.7%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,198
750	Issaquah School District No. 411 King County, Washington Unlimited Tax, GO, 2.000%, 12/01/16	750
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.000%, 07/01/30	5,663
	State of Washington, Various Purpose,
1,250	Series B & AT-7, GO, 6.400%, 06/01/17	1,284

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
7,010	Series R-2011A, GO, 5.000%, 01/01/22	7,896
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,071
4,465	Series R-2015A, GO, 4.000%, 07/01/26	4,827

		29,689

	Hospital — 0.1%
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,160
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,814

		4,974

	Prerefunded — 0.5%
975	City of Seattle, Municipal Light & Power, Series B, Rev., 5.000%, 02/01/20 (p)	1,074
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,332
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/19 (p)	10,927
5,015	Series C, GO, 5.000%, 02/01/19 (p)	5,401
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,685

		22,419

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,407
1,000	Series B, Rev., 5.000%, 03/01/34	1,094

		5,501

	Utility — 0.6%
4,025	City of Seattle, Municipal Light & Power, Unrefunded Balance, Series B, Rev., 5.000%, 02/01/24	4,416
21,835	County of Chelan, Public Utility District No. 1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,783

		23,199

	Water & Sewer — 0.2%
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,083
1,150	Series A, Rev., 5.000%, 01/01/23	1,330
2,495	Series A, Rev., 5.000%, 07/01/27	2,902

		6,315

	Total Washington	92,097

	West Virginia — 0.5%
	Education — 0.1%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,045
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,045
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	996
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	979

		6,065

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	1,944

	Housing — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,400

	Water & Sewer — 0.1%
875	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	878
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,425

		2,303

	Total West Virginia	22,712

	Wisconsin — 1.0%
	Education — 0.1%
3,750	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	3,863

	General Obligation — 0.1%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	5,822

	Prerefunded — 0.8%
	State of Wisconsin,
16,050	Series A, GO, 5.000%, 05/01/21 (p)	18,212
13,190	Series A, GO, 5.250%, 05/01/21 (p)	15,107

		33,319

	Total Wisconsin	43,004

	Total Municipal Bonds (Cost $3,892,254)	3,971,240

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Quarterly Demand Note — 0.1%
	Pennsylvania — 0.1%
	Hospital — 0.1%
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.404%, 03/01/17 (Cost $5,000)	4,924

Weekly Demand Notes — 1.1%
	Florida — 0.7%
	Hospital — 0.7%
29,000	Highlands County, Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I-1, Rev., VRDO, 0.560%, 12/01/16	29,000

	Illinois — 0.4%
	Hospital — 0.4%
17,000	Illinois Finance Authority, Advocate Health Care, Subseries C3A, Rev., VRDO, 0.550%, 12/01/16	17,000

	Total Weekly Demand Notes (Cost $46,000)	46,000

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
176,954	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $176,954)	176,954

	Total Investments — 98.8% (Cost $4,120,208)	4,199,118
	Other Assets in Excess of Liabilities — 1.2%	49,069

	NET ASSETS — 100.0%	$4,248,187

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1,091)	10 Year U.S. Treasury Note	03/22/17	USD	$(135,847)	$23

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,660
Aggregate gross unrealized depreciation	(46,750)

Net unrealized appreciation/depreciation	$78,910

Federal income tax cost of investments	$4,120,208

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$6,947	$—	$6,947
Other Revenue	—	24,172	—	24,172
Prerefunded	—	4,161	—	4,161

Total Alabama	—	35,280	—	35,280

Alaska
Industrial Development Revenue/Pollution Control Revenue	—	9,916	—	9,916
Other Revenue	—	149	—	149
Prerefunded	—	16,660	—	16,660

Total Alaska	—	26,725	—	26,725

Arizona
Certificate of Participation/Lease	—	22,400	—	22,400
Education	—	3,964	—	3,964
General Obligation	—	9,019	—	9,019
Hospital	—	1,077	—	1,077
Industrial Development Revenue/Pollution Control Revenue	—	1,008	—	1,008
Other Revenue	—	2,388	—	2,388
Prerefunded	—	28,647	—	28,647
Transportation	—	6,155	—	6,155
Utility	—	7,585	—	7,585
Water & Sewer	—	10,875	—	10,875

Total Arizona	—	93,118	—	93,118

California
Certificate of Participation/Lease	—	10,835	—	10,835
Education	—	87,800	—	87,800
General Obligation	—	337,039	—	337,039
Hospital	—	20,600	—	20,600
Other Revenue	—	99,424	—	99,424
Prerefunded	—	66,578	—	66,578
Transportation	—	8,827	—	8,827
Utility	—	50,836	—	50,836
Water & Sewer	—	60,286	—	60,286

Total California	—	742,225	—	742,225

Colorado
Certificate of Participation/Lease	—	1,780	—	1,780
General Obligation	—	49,737	—	49,737
Hospital	—	5,075	—	5,075
Other Revenue	—	101	—	101
Prerefunded	—	34,196	—	34,196

Total Colorado	—	90,889	—	90,889

Connecticut
Education	—	5,938	—	5,938
General Obligation	—	14,002	—	14,002
Housing	—	2,634	—	2,634

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development Revenue/Pollution Control Revenue	$—	$1,439	$—	$1,439
Special Tax	—	5,807	—	5,807
Transportation	—	2,270	—	2,270

Total Connecticut	—	32,090	—	32,090

Delaware
General Obligation	—	10,988	—	10,988
Prerefunded	—	3,685	—	3,685
Transportation	—	16,583	—	16,583

Total Delaware	—	31,256	—	31,256

District of Columbia
Other Revenue	—	5,707	—	5,707
Water & Sewer	—	7,285	—	7,285

Total District of Columbia	—	12,992	—	12,992

Florida
General Obligation	—	35,363	—	35,363
Hospital	—	2,527	—	2,527
Housing	—	1,612	—	1,612
Other Revenue	—	49,470	—	49,470
Prerefunded	—	3,830	—	3,830
Utility	—	7,163	—	7,163
Water & Sewer	—	567	—	567

Total Florida	—	100,532	—	100,532

Georgia
Education	—	2,211	—	2,211
General Obligation	—	14,701	—	14,701
Industrial Development Revenue/Pollution Control Revenue	—	4,010	—	4,010
Prerefunded	—	16,599	—	16,599
Transportation	—	19,004	—	19,004
Utility	—	6,063	—	6,063
Water & Sewer	—	61,936	—	61,936

Total Georgia	—	124,524	—	124,524

Hawaii
General Obligation	—	17,615	—	17,615
Prerefunded	—	9,385	—	9,385
Transportation	—	6,861	—	6,861

Total Hawaii	—	33,861	—	33,861

Idaho
Prerefunded	—	13,116	—	13,116
Transportation	—	8,408	—	8,408

Total Idaho	—	21,524	—	21,524

Illinois
Education	—	1,951	—	1,951
General Obligation	—	37,759	—	37,759
Hospital	—	4,600	—	4,600
Other Revenue	—	2,493	—	2,493
Prerefunded	—	20,872	—	20,872
Transportation	—	3,430	—	3,430
Utility	—	13,027	—	13,027
Water & Sewer	—	6,024	—	6,024

Total Illinois	—	90,156	—	90,156

Indiana
Education	—	6,066	—	6,066
Other Revenue	—	38,077	—	38,077
Transportation	—	3,015	—	3,015
Utility	—	2,227	—	2,227
Water & Sewer	—	1,907	—	1,907

Total Indiana	—	51,292	—	51,292

Iowa
General Obligation	—	8,373	—	8,373
Other Revenue	—	21,316	—	21,316

Total Iowa	—	29,689	—	29,689

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kansas
General Obligation	$—	$1,934	$—	$1,934
Other Revenue	—	4,141	—	4,141
Transportation	—	63,199	—	63,199

Total Kansas	—	69,274	—	69,274

Kentucky
Education	—	7,081	—	7,081
Other Revenue	—	5,220	—	5,220
Prerefunded	—	12,078	—	12,078
Transportation	—	5,757	—	5,757

Total Kentucky	—	30,136	—	30,136

Louisiana
General Obligation	—	3,715	—	3,715
Housing	—	17,768	—	17,768
Other Revenue	—	27,780	—	27,780
Prerefunded	—	6,387	—	6,387
Utility	—	1,528	—	1,528

Total Louisiana	—	57,178	—	57,178

Maryland
Education	—	7,130	—	7,130
General Obligation	—	13,688	—	13,688
Transportation	—	10,098	—	10,098

Total Maryland	—	30,916	—	30,916

Massachusetts
Education	—	7,574	—	7,574
General Obligation	—	141,163	—	141,163
Other Revenue	—	14,801	—	14,801
Prerefunded	—	17,498	—	17,498
Transportation	—	33,187	—	33,187
Water & Sewer	—	3,690	—	3,690

Total Massachusetts	—	217,913	—	217,913

Michigan
Education	—	24,101	—	24,101
General Obligation	—	17,694	—	17,694
Hospital	—	2,634	—	2,634
Industrial Development Revenue/Pollution Control Revenue	—	1,395	—	1,395
Other Revenue	—	1,057	—	1,057
Prerefunded	—	7,229	—	7,229
Transportation	—	7,855	—	7,855
Utility	—	2,246	—	2,246
Water & Sewer	—	16,998	—	16,998

Total Michigan	—	81,209	—	81,209

Minnesota
General Obligation	—	28,785	—	28,785
Hospital	—	1,050	—	1,050

Total Minnesota	—	29,835	—	29,835

Missouri
General Obligation	—	694	—	694
Housing	—	372	—	372
Industrial Development Revenue/Pollution Control Revenue	—	5,102	—	5,102
Prerefunded	—	12,894	—	12,894
Transportation	—	62,805	—	62,805
Utility	—	16,599	—	16,599
Water & Sewer	—	17,604	—	17,604

Total Missouri	—	116,070	—	116,070

Montana
Prerefunded	—	3,277	—	3,277
Nebraska
Water & Sewer	—	2,065	—	2,065

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Nevada
General Obligation	$—	$722	$—	$722
Water & Sewer	—	1,759	—	1,759

Total Nevada	—	2,481	—	2,481

New Jersey
Certificate of Participation/Lease	—	6,066	—	6,066
Education	—	15,206	—	15,206
General Obligation	—	22,217	—	22,217
Transportation	—	114,231	—	114,231
Water & Sewer	—	6,130	—	6,130

Total New Jersey	—	163,850	—	163,850

New Mexico
Housing	—	1,890	—	1,890
Other Revenue	—	8,927	—	8,927
Transportation	—	12,814	—	12,814

Total New Mexico	—	23,631	—	23,631

New York
Education	—	27,903	—	27,903
General Obligation	—	24,454	—	24,454
Other Revenue	—	301,484	—	301,484
Prerefunded	—	18,269	—	18,269
Special Tax	—	184,712	—	184,712
Transportation	—	124,349	—	124,349
Utility	—	73,428	—	73,428
Water & Sewer	—	68,181	—	68,181

Total New York	—	822,780	—	822,780

North Carolina
General Obligation	—	24,593	—	24,593
Other Revenue	—	15,240	—	15,240
Prerefunded	—	14,726	—	14,726

Total North Carolina	—	54,559	—	54,559

Ohio
General Obligation	—	602	—	602
Hospital	—	5,373	—	5,373
Industrial Development Revenue/Pollution Control Revenue	—	24,321	—	24,321
Other Revenue	—	9,972	—	9,972
Prerefunded	—	9,020	—	9,020
Transportation	—	2,192	—	2,192
Water & Sewer	—	9,039	—	9,039

Total Ohio	—	60,519	—	60,519

Oklahoma
Education	—	8,817	—	8,817
Housing	—	82	—	82
Transportation	—	10,061	—	10,061

Total Oklahoma	—	18,960	—	18,960

Oregon
General Obligation	—	1,276	—	1,276
Prerefunded	—	6,904	—	6,904
Water & Sewer	—	6,267	—	6,267

Total Oregon	—	14,447	—	14,447

Pennsylvania
Education	—	5,475	—	5,475
General Obligation	—	4,826	—	4,826
Prerefunded	—	11,733	—	11,733

Total Pennsylvania	—	22,034	—	22,034

Puerto Rico
Other Revenue	—	12,470	—	12,470
Rhode Island
General Obligation	—	1,153	—	1,153
Industrial Development Revenue/Pollution Control Revenue	—	2,020	—	2,020

Total Rhode Island	—	3,173	—	3,173

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Carolina
Education	$—	$2,830	$—	$2,830
General Obligation	—	46,647	—	46,647
Housing	—	378	—	378
Prerefunded	—	15,308	—	15,308
Utility	—	9,252	—	9,252

Total South Carolina	—	74,415	—	74,415

Tennessee
General Obligation	—	19,180	—	19,180
Utility	—	1,674	—	1,674
Water & Sewer	—	1,835	—	1,835

Total Tennessee	—	22,689	—	22,689

Texas
Education	—	20,242	—	20,242
General Obligation	—	78,009	—	78,009
Prerefunded	—	64,826	—	64,826
Transportation	—	61,362	—	61,362
Utility	—	16,050	—	16,050
Water & Sewer	—	17,534	—	17,534

Total Texas	—	258,023	—	258,023

Utah
Education	—	6,130	—	6,130
General Obligation	—	7,350	—	7,350
Prerefunded	—	10,251	—	10,251
Water & Sewer	—	9,031	—	9,031

Total Utah	—	32,762	—	32,762

Virginia
Education	—	5,915	—	5,915
General Obligation	—	30,822	—	30,822
Industrial Development Revenue/Pollution Control Revenue	—	13,592	—	13,592
Prerefunded	—	3,361	—	3,361
Transportation	—	5,873	—	5,873
Water & Sewer	—	13,045	—	13,045

Total Virginia	—	72,608	—	72,608

Washington
General Obligation	—	29,689	—	29,689
Hospital	—	4,974	—	4,974
Prerefunded	—	22,419	—	22,419
Transportation	—	5,501	—	5,501
Utility	—	23,199	—	23,199
Water & Sewer	—	6,315	—	6,315

Total Washington	—	92,097	—	92,097

West Virginia
Education	—	6,065	—	6,065
General Obligation	—	1,944	—	1,944
Housing	—	12,400	—	12,400
Water & Sewer	—	2,303	—	2,303

Total West Virginia	—	22,712	—	22,712

Wisconsin
Education	—	—	3,863	3,863
General Obligation	—	5,822	—	5,822
Prerefunded	—	33,319	—	33,319

Total Wisconsin	—	39,141	3,863	43,004

Total Municipal Bonds		3,967,377	3,863	3,971,240

Quarterly Demand Note
Pennsylvania
Hospital	—	4,924	—	4,924

Weekly Demand Notes
Florida
Hospital	—	29,000	—	29,000

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Illinois
Hospital	$—	$17,000	$—	$17,000

Total Weekly Demand Notes	—	46,000	—	46,000

Short-Term Investment
Investment Company	176,954	—	—	176,954

Total Investments in Securities	$176,954	$4,018,301	$3,863	$4,199,118

Appreciation in Other Financial Instruments
Futures Contracts	$23	$—	$—	$23

There were no transfers between level 1 and level 2 and no significant transfers between level 2 and level 3 during the period ended November 30, 2016.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 62.1%
Asset-Backed Securities — 13.2%
	Ally Auto Receivables Trust,
8,056	Series 2016-1, Class A2A, 1.200%, 08/15/18	8,061
3,421	Series 2016-2, Class A2, 1.170%, 10/15/18	3,423
19,980	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 04/15/20	20,033
	AmeriCredit Automobile Receivables Trust,
3,528	Series 2014-2, Class A3, 0.940%, 02/08/19	3,525
4,811	Series 2016-1, Class A2A, 1.520%, 06/10/19	4,815
14,639	Series 2016-2, Class A2A, 1.420%, 10/08/19	14,653
16,532	Series 2016-3, Class A2A, 1.370%, 11/08/19	16,531
25,440	Series 2016-4, Class A2A, 1.340%, 04/08/20	25,427
	BMW Vehicle Lease Trust,
12,150	Series 2015-2, Class A2A, 1.070%, 01/22/18	12,148
7,924	Series 2016-1, Class A2A, 1.170%, 01/22/18	7,926
35,399	Series 2016-2, Class A2, 1.230%, 01/22/19	35,417
27,058	BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.990%, 05/25/19	27,025
2,034	California Republic Auto Receivables Trust, Series 2015-3, Class A2, 1.140%, 07/16/18	2,034
	Capital Auto Receivables Asset Trust,
2,471	Series 2014-1, Class A3, 1.320%, 06/20/18	2,471
12,804	Series 2016-2, Class A2A, 1.320%, 01/22/19	12,809
	Capital One Multi-Asset Execution Trust,
56,900	Series 2014-A2, Class A2, 1.260%, 01/15/20	56,935
60,985	Series 2014-A5, Class A5, 1.480%, 07/15/20	61,140
25,000	Series 2015-A1, Class A1, 1.390%, 01/15/21	25,025
	CarMax Auto Owner Trust,
184	Series 2013-3, Class A3, 0.970%, 04/16/18	184
3,886	Series 2013-4, Class A3, 0.800%, 07/16/18	3,885
56,265	Series 2015-2, Class A3, 1.370%, 03/16/20	56,288
8,186	Series 2015-3, Class A2A, 1.100%, 11/15/18	8,184
12,096	Series 2015-4, Class A2A, 1.090%, 04/15/19	12,095
20,526	Series 2016-1, Class A2A, 1.300%, 04/15/19	20,534
38,557	Series 2016-3, Class A2, 1.170%, 08/15/19	38,532
42,966	Series 2016-4, Class A2, 1.210%, 11/15/19	42,911
12,925	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 01/15/20 (e)	12,910
28,450	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 04/24/19	28,469
	CNH Equipment Trust,
100	Series 2013-B, Class A3, 0.690%, 08/15/18	100
88	Series 2013-C, Class A3, 1.020%, 08/15/18	88
1,007	Series 2014-A, Class A3, 0.840%, 05/15/19	1,006
565	Series 2015-A, Class A2, 0.840%, 06/15/18	565
5,205	Series 2015-B, Class A2A, 0.840%, 08/15/18	5,203
27,689	Series 2016-C, Class A2, 1.260%, 02/18/20	27,655
1,276	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	1,276
	Ford Credit Auto Lease Trust,
24	Series 2015-A, Class A2A, 0.790%, 12/15/17	24
10,108	Series 2015-B, Class A2A, 1.040%, 05/15/18	10,107
	Ford Credit Auto Owner Trust,
992	Series 2013-D, Class A3, 0.670%, 04/15/18	992
14,406	Series 2014-C, Class A3, 1.060%, 05/15/19	14,403
5,197	Series 2015-C, Class A2A, 0.950%, 08/15/18	5,196
21,503	Series 2016-B, Class A2A, 1.080%, 03/15/19	21,502

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
26,684	Series 2016-C, Class A2A, 1.040%, 09/15/19	26,631
	Honda Auto Receivables Owner Trust,
9,486	Series 2015-1, Class A3, 1.050%, 10/15/18	9,480
7,535	Series 2015-4, Class A2, 0.820%, 07/23/18	7,529
6,358	Series 2016-1, Class A2, 1.010%, 06/18/18	6,356
30,293	Series 2016-3, Class A2, 1.010%, 10/18/18	30,274
	Hyundai Auto Lease Securitization Trust,
920	Series 2014-B, Class A3, 0.980%, 11/15/17 (e)	920
135	Series 2015-A, Class A2, 1.000%, 10/16/17 (e)	135
7,459	Series 2016-B, Class A2A, 1.240%, 11/15/18 (e)	7,458
	Hyundai Auto Receivables Trust,
27,275	Series 2014-B, Class A3, 0.900%, 12/17/18	27,253
6,022	Series 2015-C, Class A2A, 0.990%, 11/15/18	6,018
11,171	Series 2016-A, Class A2A, 1.210%, 06/17/19	11,177
19,945	John Deere Owner Trust, Series 2016-B, Class A2, 1.090%, 02/15/19	19,924
	Mercedes-Benz Auto Lease Trust,
13,553	Series 2015-B, Class A2A, 1.000%, 01/16/18	13,551
46,865	Series 2016-A, Class A2A, 1.340%, 07/16/18	46,909
14,393	Series 2016-B, Class A2, 1.150%, 01/15/19	14,377
10,647	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.110%, 03/15/19	10,645
	Nissan Auto Lease Trust,
5,213	Series 2015-B, Class A2A, 1.180%, 12/15/17	5,216
10,175	Series 2016-A, Class A2A, 1.220%, 08/15/18	10,177
	Nissan Auto Receivables Owner Trust,
9,842	Series 2016-A, Class A2A, 1.060%, 02/15/19	9,841
7,641	Series 2016-C, Class A2A, 1.070%, 05/15/19	7,629
11	Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 0.790%, 11/21/17 (e)	11
	Santander Drive Auto Receivables Trust,
487	Series 2015-4, Class A2A, 1.200%, 12/17/18	488
14,628	Series 2016-3, Class A2, 1.340%, 11/15/19	14,632
	Toyota Auto Receivables Owner Trust,
7,114	Series 2015-B, Class A3, 1.270%, 05/15/19	7,118
4,135	Series 2016-C, Class A2A, 1.000%, 01/15/19	4,131
191	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	191

	Total Asset-Backed Securities (Cost $950,057)	949,578

Certificates of Deposit — 1.6%
	Bank of Nova Scotia (The), (Canada),
26,740	VAR, 1.331%, 11/01/18	26,730
17,500	VAR, 1.384%, 11/30/18	17,493
25,000	Nordea Bank Finland plc, (Finland), VAR, 1.331%, 11/07/18	24,991
28,000	Royal Bank of Canada, (Canada), VAR, 1.566%, 03/22/18	28,061
20,000	Svenska Handelsbanken AB, (Sweden), VAR, 1.313%, 12/07/17	20,040

	Total Certificates of Deposit (Cost $117,197)	117,315

Corporate Bonds — 41.6%
	Consumer Discretionary — 2.9%
	Automobiles — 1.9%
	Daimler Finance North America LLC,
1,475	1.375%, 08/01/17 (e)	1,476
1,794	1.650%, 05/18/18 (e)	1,789
13,938	1.875%, 01/11/18 (e)	13,954
1,700	2.000%, 08/03/18 (e)	1,703
10,600	VAR, 1.226%, 08/01/17 (e)	10,613
22,831	VAR, 1.515%, 10/30/19 (e)	22,887
29,450	VAR, 1.591%, 08/03/17 (e)	29,549
	Hyundai Capital America,
2,945	1.450%, 02/06/17 (e)	2,944
20,254	2.125%, 10/02/17 (e)	20,299
9,710	4.000%, 06/08/17 (e)	9,819

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Automobiles — continued
17,962	Nissan Motor Acceptance Corp., VAR, 1.664%, 04/06/18 (e)	18,066

		133,099

	Media — 0.6%
9,980	CBS Corp., 1.950%, 07/01/17	10,001
13,000	Comcast Corp., 5.700%, 05/15/18	13,769
21,335	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	21,359

		45,129

	Multiline Retail — 0.4%
29,711	Dollar General Corp., 4.125%, 07/15/17	30,171

	Specialty Retail — 0.0% (g)
841	Home Depot, Inc. (The), VAR, 1.220%, 09/15/17	844

	Total Consumer Discretionary	209,243

	Consumer Staples — 1.5%
	Beverages — 1.0%
600	Anheuser-Busch InBev Finance, Inc., 1.250%, 01/17/18	599
13,300	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	13,308
32,696	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	32,709
	SABMiller Holdings, Inc.,
5,000	2.200%, 08/01/18 (e)	5,032
21,000	2.450%, 01/15/17 (e)	21,044

		72,692

	Food & Staples Retailing — 0.4%
	Walgreens Boots Alliance, Inc.,
16,020	1.750%, 11/17/17	16,069
8,544	1.750%, 05/30/18	8,556

		24,625

	Tobacco — 0.1%
7,133	B.A.T. International Finance plc, (United Kingdom), 2.125%, 06/07/17 (e)	7,160

	Total Consumer Staples	104,477

	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
26,800	Chevron Corp., VAR, 1.411%, 05/16/18	26,913
24,697	Phillips 66, 2.950%, 05/01/17	24,873

	Total Energy	51,786

	Financials — 29.8%
	Banks — 14.4%
	ABN AMRO Bank N.V., (Netherlands),
8,225	1.800%, 06/04/18 (e)	8,211
55,622	4.250%, 02/02/17 (e)	55,886
13,994	American Express Bank FSB, 6.000%, 09/13/17	14,481
479	Bank of America Corp., 3.875%, 03/22/17	483
1,390	Bank of America N.A., 1.750%, 06/05/18	1,392
7,143	Bank of Montreal, (Canada), VAR, 1.497%, 07/31/18	7,171
17,284	Bank of Nova Scotia (The), (Canada), VAR, 1.710%, 01/15/19	17,440
2,050	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	2,054
	Banque Federative du Credit Mutuel S.A., (France),
15,595	1.700%, 01/20/17 (e)	15,606
31,366	VAR, 1.731%, 01/20/17 (e)	31,406
	BB&T Corp.,
6,950	1.450%, 01/12/18	6,943
27,030	1.600%, 08/15/17	27,071
7,179	2.150%, 03/22/17	7,194
	BNP Paribas S.A., (France),
55,120	2.375%, 09/14/17	55,488
22,000	VAR, 1.341%, 05/07/17	22,025
	Branch Banking & Trust Co.,
7,328	1.000%, 04/03/17	7,326
13,478	1.350%, 10/01/17	13,483
	Caisse Centrale Desjardins, (Canada),
22,813	1.550%, 09/12/17 (e)	22,827
16,600	VAR, 1.552%, 01/29/18 (e)	16,582
	Capital One Bank USA N.A.,
5,136	1.200%, 02/13/17	5,136
13,834	1.300%, 06/05/17	13,825
	Capital One N.A.,
11,874	1.500%, 09/05/17	11,861
13,967	1.650%, 02/05/18	13,941
1,002	Citigroup, Inc., 1.700%, 04/27/18	1,000
	Commonwealth Bank of Australia, (Australia),
33,509	1.400%, 09/08/17	33,519
19,690	1.900%, 09/18/17	19,768

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
1,598	VAR, 1.212%, 03/13/17 (e)	1,599
8,000	Cooperatieve Rabobank UA, (Netherlands), VAR, 1.220%, 04/28/17	8,005
	Credit Agricole S.A., (France),
1,410	2.125%, 04/17/18 (e)	1,414
12,050	3.000%, 10/01/17 (e)	12,173
30,300	Huntington National Bank (The), 1.375%, 04/24/17	30,320
	KeyBank N.A.,
36,197	1.650%, 02/01/18	36,211
550	1.700%, 06/01/18	550
	Manufacturers & Traders Trust Co.,
3,705	1.250%, 01/30/17	3,706
6,076	1.400%, 07/25/17	6,085
28,924	Mitsubishi UFJ Trust & Banking Corp., (Japan), 1.600%, 10/16/17 (e)	28,898
	Mizuho Bank Ltd., (Japan),
4,500	1.550%, 10/17/17 (e)	4,494
2,150	1.700%, 09/25/17 (e)	2,151
5,035	MUFG Union Bank N.A., 2.125%, 06/16/17	5,059
	National Australia Bank Ltd., (Australia),
13,470	1.875%, 07/23/18	13,494
22,585	VAR, 1.118%, 06/30/17 (e)	22,598
4,935	VAR, 1.227%, 03/17/17 (e)	4,936
6,750	National Bank of Canada, (Canada), 1.450%, 11/07/17	6,750
	PNC Bank N.A.,
18,815	1.125%, 01/27/17	18,817
1,000	1.500%, 10/18/17	1,001
16,993	1.500%, 02/23/18	16,982
1,550	VAR, 1.351%, 06/01/18	1,552
	Royal Bank of Canada, (Canada),
5,016	1.400%, 10/13/17	5,018
21,048	VAR, 1.427%, 07/30/18	21,092
7,600	Societe Generale S.A., (France), 2.750%, 10/12/17	7,676
4,600	Standard Chartered plc, (United Kingdom), 1.500%, 09/08/17 (e)	4,581
	Sumitomo Mitsui Banking Corp., (Japan),
1,400	1.350%, 07/11/17	1,400
35,811	1.800%, 07/18/17	35,882
	SunTrust Banks, Inc.,
21,326	3.500%, 01/20/17	21,346
6,860	VAR, 1.346%, 02/15/17	6,862
4,600	Svenska Handelsbanken AB, (Sweden), 2.875%, 04/04/17	4,626
14,042	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	14,117
	Toronto-Dominion Bank (The), (Canada),
14,326	2.625%, 09/10/18	14,558
23,000	VAR, 1.422%, 07/23/18	23,055
22,000	VAR, 1.722%, 01/22/19	22,163
	U.S. Bank N.A.,
2,000	1.375%, 09/11/17	2,003
19,404	1.450%, 01/29/18	19,413
15,500	VAR, 1.045%, 09/11/17	15,509
15,000	VAR, 1.370%, 08/23/17	15,021
15,969	VAR, 1.467%, 01/29/18	16,016
	Wachovia Corp.,
3,500	5.750%, 06/15/17	3,580
4,864	5.750%, 02/01/18	5,085
5,615	Wells Fargo & Co., VAR, 1.234%, 06/02/17	5,616
	Wells Fargo Bank N.A.,
16,947	VAR, 1.383%, 09/07/17	16,990
45,816	VAR, 1.622%, 01/22/18	46,080
	Westpac Banking Corp., (Australia),
38,500	1.200%, 05/19/17	38,508
7,676	2.000%, 08/14/17	7,715

		1,032,826

	Capital Markets — 4.5%
5,615	Bank of New York Mellon Corp. (The), 1.350%, 03/06/18	5,605
52,499	Credit Suisse AG, (Switzerland), 1.375%, 05/26/17	52,490
	Goldman Sachs Group, Inc. (The),
16,023	2.375%, 01/22/18	16,121
8,300	5.950%, 01/18/18	8,673
9,160	VAR, 1.567%, 06/04/17	9,173
13,850	Hutchison Whampoa International 14 Ltd., (Cayman Islands), 1.625%, 10/31/17 (e)	13,819
	ING Bank N.V., (Netherlands),
12,286	1.800%, 03/16/18 (e)	12,279
6,635	VAR, 1.404%, 03/16/18 (e)	6,647

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Capital Markets — continued
	Macquarie Bank Ltd., (Australia),
12,244	1.600%, 10/27/17 (e)	12,246
6,134	1.650%, 03/24/17 (e)	6,138
47,495	5.000%, 02/22/17 (e)	47,882
	Morgan Stanley,
5,215	1.875%, 01/05/18	5,222
2,466	4.750%, 03/22/17	2,492
15,169	5.550%, 04/27/17	15,421
20,999	5.950%, 12/28/17	21,938
	UBS AG, (Switzerland),
56,281	1.375%, 06/01/17	56,283
5,268	1.800%, 03/26/18	5,269
25,305	VAR, 1.491%, 06/01/17	25,335
2,000	VAR, 1.557%, 03/26/18	2,007

		325,040

	Consumer Finance — 3.3%
	American Express Credit Corp.,
20,412	1.125%, 06/05/17	20,407
5,500	VAR, 1.166%, 09/22/17	5,504
6,160	VAR, 1.212%, 06/05/17	6,165
	American Honda Finance Corp.,
550	1.200%, 07/14/17	550
3,733	2.125%, 02/28/17 (e)	3,743
11,313	VAR, 1.191%, 11/19/18	11,322
15,493	VAR, 1.307%, 09/20/17	15,541
935	VAR, 1.338%, 07/13/18	938
20,226	Capital One Financial Corp., 6.750%, 09/15/17	21,028
	Caterpillar Financial Services Corp.,
4,840	1.250%, 11/06/17	4,840
12,912	VAR, 1.161%, 11/20/17	12,937
3,025	Ford Motor Credit Co. LLC, 6.625%, 08/15/17	3,129
	HSBC USA, Inc.,
18,494	1.300%, 06/23/17	18,479
1,750	1.625%, 01/16/18	1,748
1,650	VAR, 1.392%, 03/03/17	1,651
	John Deere Capital Corp.,
17,016	2.800%, 09/18/17	17,230
13,049	VAR, 1.326%, 07/11/17	13,077
	Nissan Motor Acceptance Corp.,
5,544	1.500%, 03/02/18 (e)	5,530
21,226	1.950%, 09/12/17 (e)	21,306
	Toyota Motor Credit Corp.,
3,951	1.250%, 10/05/17	3,953
1,500	VAR, 1.111%, 05/16/17	1,501
41,532	VAR, 1.192%, 12/05/17	41,532
1,470	VAR, 1.194%, 01/12/18	1,472

		233,583

	Diversified Financial Services — 2.5%
	Berkshire Hathaway, Inc.,
6,446	1.150%, 08/15/18	6,414
1,379	1.550%, 02/09/18	1,382
	Mizuho Securities USA, Inc.,
36,000	1.490%, 03/24/17 (e)	35,989
15,000	VAR, 1.251%, 12/21/16 (e)	15,000
27,636	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	27,851
3,590	National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	3,591
20,600	NYSE Holdings LLC, 2.000%, 10/05/17	20,751
45,950	Protective Life Global Funding, VAR, 1.391%, 06/08/18 (e)	46,024
22,177	Siemens Financieringsmaatschappij N.V., (Netherlands), VAR, 1.170%, 09/13/19 (e)	22,195

		179,197

	Insurance — 5.1%
	American International Group, Inc.,
4,587	5.450%, 05/18/17	4,669
39,505	5.850%, 01/16/18	41,294
	Berkshire Hathaway Finance Corp.,
17,776	VAR, 1.383%, 03/07/18	17,872
14,796	VAR, 1.540%, 03/15/19	14,984
	Jackson National Life Global Funding,
10,000	1.250%, 02/21/17 (e)	10,001
25,823	VAR, 1.460%, 10/13/17 (e)	25,877
3,140	MetLife, Inc., 1.903%, 12/15/17	3,152
	Metropolitan Life Global Funding I,
13,376	1.300%, 04/10/17 (e)	13,384
25,000	1.350%, 09/14/18 (e)	24,857
22,643	1.500%, 01/10/18 (e)	22,656
2,516	1.875%, 06/22/18 (e)	2,526
2,936	3.650%, 06/14/18 (e)	3,027
15,000	VAR, 1.190%, 09/14/18 (e)	15,007
48,504	VAR, 1.256%, 04/10/17 (e)	48,565

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Insurance — continued
	New York Life Global Funding,
1,581	1.300%, 10/30/17 (e)	1,582
16,139	1.650%, 05/15/17 (e)	16,179
7,272	VAR, 1.264%, 04/06/18 (e)	7,295
26,800	Pricoa Global Funding I, VAR, 1.353%, 06/27/18 (e)	26,758
	Principal Life Global Funding II,
310	1.500%, 09/11/17 (e)	311
50,694	VAR, 1.211%, 05/21/18 (e)	50,679
16,694	VAR, 1.431%, 12/01/17 (e)	16,761

		367,436

	Total Financials	2,138,082

	Health Care — 2.2%
	Biotechnology — 0.6%
33,900	AbbVie, Inc., 1.750%, 11/06/17	34,121
6,050	Amgen, Inc., 2.125%, 05/15/17	6,077

		40,198

	Health Care Equipment & Supplies — 0.1%
5,671	CR Bard, Inc., 1.375%, 01/15/18	5,653

	Health Care Providers & Services — 0.5%
22,697	Aetna, Inc., VAR, 1.491%, 12/08/17	22,783
16,115	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	16,176

		38,959

	Pharmaceuticals — 1.0%
11,491	AstraZeneca plc, (United Kingdom), 5.900%, 09/15/17	11,902
31,900	EMD Finance LLC, VAR, 1.207%, 03/17/17 (e)	31,914
4,889	Roche Holdings, Inc., VAR, 0.944%, 09/29/17 (e)	4,889
27,283	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands), 1.400%, 07/20/18	27,017

		75,722

	Total Health Care	160,532

	Industrials — 0.7%
	Aerospace & Defense — 0.1%
675	General Dynamics Corp., 1.000%, 11/15/17	674
6,800	Precision Castparts Corp., 1.250%, 01/15/18	6,785

		7,459

	Building Products — 0.2%
14,370	Johnson Controls, Inc., 1.400%, 11/02/17	14,360

	Industrial Conglomerates — 0.2%
3,625	Hutchison Whampoa International 11 Ltd., (Cayman Islands), 3.500%, 01/13/17 (e)	3,632
750	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	751
7,095	Pentair Finance S.A., (Luxembourg), 1.875%, 09/15/17	7,104

		11,487

	Road & Rail — 0.2%
7,913	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	8,236
	Ryder System, Inc.,
2,300	2.500%, 03/01/17	2,298
5,602	3.500%, 06/01/17	5,653

		16,187

	Total Industrials	49,493

	Information Technology — 1.2%
	Communications Equipment — 0.4%
30,000	Cisco Systems, Inc., VAR, 1.511%, 02/21/18	30,177

	Internet Software & Services — 0.1%
5,867	eBay, Inc., 1.350%, 07/15/17	5,867

	IT Services — 0.7%
	International Business Machines Corp.,
31,816	5.700%, 09/14/17	32,950
12,400	VAR, 1.071%, 02/06/18	12,415
3,800	Visa, Inc., 1.200%, 12/14/17	3,804

		49,169

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,988	TSMC Global Ltd., (United Kingdom), 1.625%, 04/03/18 (e)	1,980

	Software — 0.0% (g)
1,174	Oracle Corp., 5.750%, 04/15/18	1,242

	Total Information Technology	88,435

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
540	Ecolab, Inc., 1.450%, 12/08/17	540

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
	Simon Property Group LP,
9,462	1.500%, 02/01/18 (e)	9,456
2,018	5.875%, 03/01/17	2,018
2,140	Ventas Realty LP, 1.250%, 04/17/17	2,139

	Total Real Estate	13,613

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.5%
	AT&T, Inc.,
6,097	1.600%, 02/15/17	6,102
5,000	1.750%, 01/15/18	4,997
2,500	5.500%, 02/01/18	2,602
19,085	5.600%, 05/15/18	20,072
10,715	VAR, 1.258%, 03/30/17	10,726
	British Telecommunications plc, (United Kingdom),
8,538	1.250%, 02/14/17	8,542
1,217	5.950%, 01/15/18	1,273
4,014	Deutsche Telekom International Finance B.V., (Netherlands), 2.250%, 03/06/17 (e)	4,023
	Verizon Communications, Inc.,
17,000	1.350%, 06/09/17	17,029
18,350	5.500%, 02/15/18	19,172
11,100	VAR, 1.234%, 06/09/17	11,114

		105,652

	Wireless Telecommunication Services — 0.3%
2,230	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	2,307
	Vodafone Group plc, (United Kingdom),
3,380	1.250%, 09/26/17	3,370
10,455	1.625%, 03/20/17	10,461
8,136	5.625%, 02/27/17	8,215

		24,353

	Total Telecommunication Services	130,005

	Utilities — 0.6%
	Electric Utilities — 0.3%
2,917	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,078
	Duke Energy Corp.,
1,650	1.625%, 08/15/17	1,652
8,212	VAR, 1.226%, 04/03/17	8,221
1,229	Duke Energy Florida LLC, Series A, 5.800%, 09/15/17	1,272
4,000	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,000

		18,223

	Independent Power & Renewable Electricity Producers — 0.2%
14,115	Southern Power Co., 1.850%, 12/01/17	14,161

	Multi-Utilities — 0.1%
8,888	Dominion Resources, Inc., 1.250%, 03/15/17	8,890

	Total Utilities	41,274

	Total Corporate Bonds (Cost $2,987,589)	2,987,480

U.S. Treasury Obligations — 5.7%
	U.S. Treasury Notes,
98,000	0.750%, 10/31/17	97,912
57,100	0.750%, 04/30/18	56,895
110,000	0.750%, 10/31/18	109,218
146,000	0.875%, 08/15/17	146,131

	Total U.S. Treasury Obligations (Cost $410,754)	410,156

	Total Long-Term Investments (Cost $4,465,597)	4,464,529

Short-Term Investments— 38.3%
	Certificates of Deposit— 20.2%
	Bank of Montreal, (Canada)
20,000	VAR, 1.144%, 06/16/17	20,008
23,077	VAR, 1.322%, 09/01/17	23,122
	Bank of Nova Scotia, (Canada)
20,000	1.290%, 05/16/17	20,023
13,000	VAR, 1.324%, 07/12/17	13,027
1,750	VAR, 1.434%, 10/26/17	1,756
29,800	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), VAR, 1.387%, 07/31/17	29,841
13,640	BNP Paribas S.A., (France), 1.530%, 08/25/17	13,661
	Canadian Imperial Bank of Commerce, (Canada)
38,000	VAR, 1.109%, 06/02/17	38,045
23,339	VAR, 1.290%, 05/23/17	23,377
20,200	VAR, 1.326%, 10/06/17	20,246

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT(S)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
1,000	VAR, 1.330%, 05/24/17	1,002
	Cooperatieve Rabobank UA, (Netherlands)
15,000	1.180%, 03/06/17	15,011
25,000	1.300%, 08/01/17	25,027
15,000	VAR, 1.382%, 08/11/17	15,027
53,500	VAR, 1.426%, 10/02/17	53,653
	Credit Agricole Corporate & Investment Bank
24,100	1.300%, 07/12/17	24,123
59,700	VAR, 1.333%, 11/03/17	59,748
11,400	Credit Industriel et Commercial, 1.250%, 06/15/17	11,407
	Credit Suisse AG, (Switzerland)
900	VAR, 1.645%, 09/12/17	901
21,575	VAR, 1.656%, 11/21/17	21,592
27,030	1.680%, 08/25/17	27,049
41,850	DG Bank, 1.210%, 04/25/17	41,856
	HSBC Bank USA N.A.
25,000	VAR, 1.342%, 05/12/17	25,031
35,000	VAR, 1.426%, 08/04/17	35,071
30,000	Mitsubishi UFJ Trust & Banking Corp., 1.530%, 08/23/17	30,066
26,700	Mizuho Bank Ltd., 1.300%, 07/13/17	26,716
40,031	National Bank of Canada, VAR, 1.330%, 05/24/17	40,090
	Natixis, (France)
5,000	1.220%, 03/27/17	5,003
25,000	1.350%, 05/31/17	25,026
44,520	VAR, 1.371%, 11/01/17	44,614
	Norinchukin Bank
14,050	1.430%, 07/26/17	14,062
19,350	1.430%, 07/27/17	19,367
13,450	1.470%, 08/03/17	13,465
28,000	1.550%, 10/13/17	28,050
24,100	1.550%, 10/25/17	24,142
	Royal Bank of Canada, (Canada)
28,000	1.195%, 03/02/17	28,023
35,540	1.310%, 10/19/17	35,523
30,000	Shizuoka Bank Ltd (The), 1.000%, 01/03/17	30,013
	Societe Generale S.A., (France)
50,000	1.220%, 03/27/17	50,045
12,400	1.450%, 10/20/17	12,410
6,200	1.470%, 10/19/17	6,206
28,500	Standard Chartered Bank, 1.400%, 06/02/17	28,508
	State Street Bank & Trust Co.
10,000	VAR, 1.176%, 04/11/17	10,012
50,000	VAR, 1.341%, 07/14/17	50,098
	Sumitomo Mitsui Banking Corp., (Japan)
47,000	1.500%, 10/12/17	47,098
4,550	1.600%, 09/12/17	4,564
	Sumitomo Mitsui Trust Bank Ltd., (Japan)
21,330	VAR, 1.361%, 10/27/17	21,333
12,925	1.450%, 07/19/17	12,948
54,435	1.500%, 07/20/17	54,552
23,000	1.530%, 08/08/17	23,056
5,000	1.530%, 08/16/17	5,013
	Svenska Handelsbanken AB, (Sweden)
30,000	VAR, 1.146%, 08/01/17	30,022
27,000	1.190%, 06/08/17	27,014
	Toronto-Dominion Bank (The), (Canada)
35,000	1.150%, 05/03/17	35,018
13,300	1.200%, 07/13/17	13,305
5,000	VAR, 1.402%, 08/11/17	5,012
10,050	UBS AG, (Switzerland), VAR, 1.511%, 09/20/17	10,078
	Wells Fargo Bank N.A.
18,500	VAR, 1.261%, 11/16/17	18,509
16,100	VAR, 1.343%, 09/22/17	16,129
25,000	VAR, 1.356%, 07/10/17	25,033
19,950	Westpac Banking Corp., (Australia), 1.230%, 07/14/17	19,959

	Total Certificates of Deposit (Cost $1,447,835)	1,449,686

	Commercial Paper — 11.9%
22,200	American Express Credit Corp., 1.277%, 04/26/17 (n)	22,103
1,000	Atmos Energy Corp., 1.106%, 04/17/17 (n)	997
32,000	Bank of Nova Scotia (The), (Canada), VAR, 1.340%, 05/12/17 (n)	32,054
6,250	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 1.364%, 07/14/17 (n)	6,198
13,000	BP Capital Markets plc, (United Kingdom), 1.150%, 02/16/17 (n)	12,976
14,000	CDP Financial, Inc., (Canada), 1.157%, 02/07/17 (n)	13,984

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT(S)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
41,000	Coca-Cola Co. (The), 1.030%, 09/18/17 (n)	40,646
34,870	Danske Corp., Series A, 1.451%, 08/24/17 (n)	34,504
	Dominion Resources, Inc.
5,400	1.227%, 04/20/17 (n)	5,375
35,300	1.228%, 04/17/17 (n)	35,141
46,850	DZ Bank AG, (Germany), 1.207%, 04/27/17 (n)	46,697
	Electricite de France S.A., (France)
18,800	1.535%, 01/06/17 (n)	18,784
39,900	1.535%, 01/09/17 (n)	39,864
30,000	Eni Finance USA, Inc., 1.471%, 03/14/17 (n)	29,909
	Ford Motor Credit Co. LLC
17,150	1.677%, 11/06/17 (n)	16,895
16,000	1.781%, 09/01/17 (n)	15,814
7,575	HSBC USA, Inc., 1.302%, 07/28/17 (n)	7,508
	ICBCIL Finance Co., Ltd.
16,177	1.304%, 01/25/17 (n)	16,159
13,645	1.304%, 02/17/17 (n)	13,620
16,542	1.305%, 02/08/17 (n)	16,516
12,000	ING US Funding LLC, 1.384%, 06/09/17 (n)	11,924
15,000	National Australia Bank Ltd., (Australia), 1.266%, 11/09/17 (n)	14,810
	Natixis, (France),
3,500	0.882%, 02/02/17 (n)	3,496
20,000	1.157%, 02/27/17 (n)	19,954
	ONEOK Partners LP
22,000	1.101%, 12/06/16 (n)	21,997
4,000	1.131%, 12/27/16 (n)	3,998
22,300	Ontario Teachers Finance Trust, (Canada), 1.207%, 04/11/17 (n)	22,219
15,000	Pfizer, Inc., 0.935%, 03/20/17 (n)	14,970
60,000	Reckitt Benckiser Treasury Services plc, (United Kingdom), 1.369%, 08/30/17 (n)	59,466
20,000	Schlumberger Holdings Corp, 1.023%, 01/04/17 (n)	19,985
30,000	Standard Chartered Bank, 1.709%, 09/12/17 (n)	29,644
850	Suncorp-Metway Ltd., (Australia), 1.054%, 02/06/17 (n)	849
49,850	Svenska Handelsbanken AB, (Sweden), 1.164%, 07/05/17 (n)	49,515
	Toyota Motor Credit Corp.
25,000	1.252%, 06/09/17 (n)	24,863
53,450	1.252%, 06/12/17 (n)	53,150
28,600	Vodafone Group plc, (United Kingdom), 1.626%, 09/13/17 (n)	28,246
	Westpac Banking Corp., (Australia)
4,000	1.368%, 09/29/17 (n)	3,957
15,000	1.389%, 08/04/17 (n)	14,874
36,500	1.409%, 10/04/17 (n)	36,096

	Total Commercial Papers (Cost $859,123)	859,757

	Repurchase Agreements— 3.2%
100,000	Citigroup Global Markets Inc., 1.655%, dated 11/30/16, due 03/28/17, repurchase price $100,542, collateralized by Asset-Backed Securities, 0.956% - 5.132%, due 10/06/46 - 02/28/52, with the value of $108,000.	100,000
100,000	Merrill Lynch PFS, Inc., 1.110%, dated 11/30/16, due 02/16/17, repurchase price $100,240, collateralized by Asset-Backed Securities, 3.475% - 5.437%, due 12/25/25 - 03/25/55, with the value of $108,000.	100,000
30,000	Morgan Stanley Co. LLC, 1.220%, dated 11/30/16, due 12/01/16, repurchase price $30,001, collateralized by Common Stocks, with the value of $32,400.	30,000

	Total Repurchase Agreements (Cost $230,000)	230,000

SHARES
	Investment Company — 3.0%
213,627	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $213,645)	213,691

	Total Short-Term Investments (Cost $2,750,603)	2,753,134

	Total Investments — 100.4% (Cost $7,216,200)	7,217,663
	Liabilities in Excess of Other Assets — (0.4)%	(27,400)

	NET ASSETS — 100.0%	$7,190,263

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,590
Aggregate gross unrealized depreciation	(4,127)

Net unrealized appreciation/depreciation	$1,463

Federal income tax cost of investments	$7,216,200

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$949,578	$—		$949,578
Certificates of Deposit	—	117,315	—		117,315
Corporate Bonds
Consumer Discretionary	—	209,243	—		209,243
Consumer Staples	—	104,477	—		104,477
Energy	—	51,786	—		51,786
Financials	—	2,138,082	—		2,138,082
Health Care	—	160,532	—		160,532
Industrials	—	49,493	—		49,493
Information Technology	—	88,435	—		88,435
Materials	—	540	—		540
Real Estate	—	13,613	—		13,613
Telecommunication Services	—	130,005	—		130,005
Utilities	—	41,274	—		41,274
Total Corporate Bonds	—	2,987,480	—		2,987,480
U.S. Treasury Obligations	—	410,156	—		410,156
Short-Term Investments
Certificates of Deposit	—	1,449,686	—		1,449,686
Commercial Papers	—	859,757	—		859,757
Investment Company	213,691	—	—		213,691
Repurchase Agreements	—	—	230,000		230,000

Total Investments in Securities	$213,691	$6,773,972	$230,000	*	$7,217,663

*	Level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately 230,000,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Managed Income Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Short-Term Investments:
Repurchase Agreements	$—	$—	$—	$—	$230,000	$—	$—	$—	$230,000

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to zero.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.2%
1,815	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.492%, 09/25/33	1,702
1,011	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.659%, 01/25/34	942
209	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.434%, 05/25/34	193
286	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 2.109%, 10/25/34	271
11,975	Benefit Street Partners CLO IV Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 2.371%, 07/20/26 (e)	11,975
2,006	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.780%, 10/15/21 (e)	1,524
1,280	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 2.092%, 06/25/34	1,237
964	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 1.592%, 07/25/34	938
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,746
	Countrywide Asset-Backed Certificates,
135	Series 2002-3, Class M1, VAR, 1.717%, 03/25/32	133
1,829	Series 2002-4, Class M1, VAR, 1.717%, 12/25/32	1,699
776	Series 2003-3, Class 3A, VAR, 1.132%, 11/25/33	722
165	Series 2004-2, Class M1, VAR, 1.342%, 05/25/34	157
1,327	Series 2004-3, Class M1, VAR, 1.342%, 06/25/34	1,239
1,318	Series 2004-ECC2, Class M2, VAR, 1.567%, 12/25/34	1,269
6,379	Series 2005-AB3, Class 1A1, VAR, 0.842%, 02/25/36	5,613
168	CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.417%, 03/25/34	156
346	CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-5, Class M2, VAR, 1.597%, 07/25/34 DT Auto Owner Trust,	334
4,229	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,296
5,142	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,233
377	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	368
	First Franklin Mortgage Loan Trust,
3,256	Series 2004-FF5, Class A1, VAR, 1.312%, 08/25/34	3,108
98	Series 2005-FF11, Class A2D, VAR, 1.272%, 11/25/35	97
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,494
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 2.280%, 01/17/26 (e)	15,004
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 2.330%, 01/15/25 (e)	753
1,022	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,006
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,151
6,174	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.752%, 05/25/46	5,734
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 2.180%, 07/15/26 (e)	9,751
3,752	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	3,658
3,677	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	3,892
	Morgan Stanley ABS Capital I, Inc. Trust,
2,112	Series 2004-HE1, Class M1, VAR, 1.447%, 01/25/34	2,014
338	Series 2004-HE7, Class M2, VAR, 1.537%, 08/25/34	334
119	Series 2004-HE7, Class M3, VAR, 1.612%, 08/25/34	113
509	Series 2004-HE8, Class M2, VAR, 1.612%, 09/25/34	494
153	Series 2004-NC7, Class M3, VAR, 1.567%, 07/25/34	136
588	Series 2004-OP1, Class M2, VAR, 1.507%, 11/25/34	571
407	Series 2005-NC1, Class M3, VAR, 1.357%, 01/25/35	330

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	New Century Home Equity Loan Trust,
87	Series 2004-2, Class M2, VAR, 1.522%, 08/25/34	80
399	Series 2004-4, Class M2, VAR, 1.387%, 02/25/35	366
5,823	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	5,693
10,250	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,257
	Ocwen Master Advance Receivables Trust,
869	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	870
6,495	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	6,544
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,933
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,615
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	3,036
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,653
1,455	Oportun Funding III LLC, Series 2016-B, Class B, 5.160%, 07/08/21 (e)	1,454
45	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.567%, 11/25/34	41
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 2.032%, 07/22/25 (e)	2,746
	Pretium Mortgage Credit Partners I LLC,
2,665	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,687
6,186	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	6,243
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,721
603	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	618
3,679	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,769
6,050	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	6,050
6,035	RASC Trust, Series 2005-EMX1, Class M1, VAR, 1.237%, 03/25/35	5,686
851	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	851
	Renaissance Home Equity Loan Trust,
560	Series 2003-3, Class M1, VAR, 1.322%, 12/25/33	514
151	Series 2004-1, Class M1, VAR, 1.172%, 05/25/34	141
1,349	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,379
2,709	Series 2005-2, Class AV3, VAR, 0.962%, 08/25/35	2,351
1,990	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	1,623
486	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	487
1,611	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 1.136%, 08/01/24 (e)	1,600
207	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.742%, 09/25/36	200
215	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	215
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 2.251%, 01/21/26 (e)	9,575
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,092
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,210
	Structured Asset Investment Loan Trust,
1,356	Series 2004-1, Class M1, VAR, 1.567%, 02/25/34	1,306
5,176	Series 2004-6, Class A3, VAR, 1.392%, 07/25/34	4,987
1,219	Series 2004-7, Class M1, VAR, 1.642%, 08/25/34	1,123
427	Series 2004-8, Class M2, VAR, 1.522%, 09/25/34	384
119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 1.222%, 05/25/35	96
7,664	Symphony CLO XIV Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 2.153%, 07/14/26 (e)	7,683
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.402%, 04/18/26 (e)	4,003

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
9,580	Venture XVII CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 2.360%, 07/15/26 (e)	9,578
4,704	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	4,741
3,163	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,100
8,740	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,569
4,463	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,384
7,469	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	7,492
613	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 1.022%, 11/25/35	611
1,458	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	1,450
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,332

	Total Asset-Backed Securities (Cost $259,205)	260,526

Collateralized Mortgage Obligations — 5.8%
	Agency CMO — 3.3%
	Federal Home Loan Mortgage Corp. REMIC,
672	Series 2936, Class AS, IF, IO, 5.562%, 02/15/35	95
1,871	Series 3160, Class SA, IF, IO, 6.612%, 05/15/36	292
582	Series 3174, Class SA, IF, IO, 7.162%, 04/15/36	119
1,494	Series 3203, Class SH, IF, IO, 6.602%, 08/15/36	304
6,812	Series 3716, Class PI, IO, 4.500%, 04/15/38	648
9,787	Series 3907, Class AI, IO, 5.000%, 05/15/40	918
5,303	Series 3958, Class MS, IF, IO, 6.162%, 08/15/26	711
9,448	Series 3998, Class KS, IF, IO, 6.162%, 02/15/27	1,409
7,213	Series 4010, Class NH, 2.500%, 12/15/41	7,266
8,237	Series 4018, Class HI, IO, 4.500%, 03/15/41	1,559
9,684	Series 4043, Class PI, IO, 2.500%, 05/15/27	803
2,268	Series 4056, Class BI, IO, 3.000%, 05/15/27	223
2,566	Series 4073, Class IQ, IO, 4.000%, 07/15/42	514
8,426	Series 4091, Class CI, IO, 3.500%, 06/15/27	833
4,986	Series 4097, Class CI, IO, 3.000%, 08/15/27	457
24,897	Series 4119, Class LI, IO, 3.500%, 06/15/39	3,015
2,797	Series 4120, Class UI, IO, 3.000%, 10/15/27	292
14,611	Series 4128, Class SA, IF, IO, 5.612%, 11/15/42	3,107
1,605	Series 4136, Class IN, IO, 3.000%, 11/15/27	169
3,608	Series 4146, Class AI, IO, 3.000%, 12/15/27	346
7,528	Series 4173, Class I, IO, 4.000%, 03/15/43	1,550
1,636	Series 4216, Class MI, IO, 3.000%, 06/15/28	170
10,537	Series 4347, Class WF, VAR, 0.927%, 01/15/40	10,462
12,587	Series 4372, Class SY, IF, IO, 5.562%, 08/15/44	2,272
10,751	Series 4501, Class MB, 3.000%, 04/15/43	11,068
12,769	Series 4505, Class SA, IF, IO, 5.612%, 08/15/45	2,986
	Federal National Mortgage Association REMIC,
1,355	Series 2003-130, Class NS, IF, IO, 6.416%, 01/25/34	264
918	Series 2005-67, Class SI, IF, IO, 6.116%, 08/25/35	173
274	Series 2005-69, Class AS, IF, IO, 6.116%, 08/25/35	44
976	Series 2006-24, Class QS, IF, IO, 6.616%, 04/25/36	204
1,971	Series 2008-67, Class FG, 1.584%, 07/25/38	2,018
1,609	Series 2009-93, Class SD, IF, IO, 5.616%, 11/25/39	289
1,150	Series 2009-105, Class SE, IF, IO, 5.566%, 12/25/39	159

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Agency CMO — continued
	888	Series 2010-68, Class SJ, IF, IO, 5.966%, 07/25/40	168
	3,782	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	331
	907	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	43
	3,221	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	361
	23,856	Series 2012-35, Class SE, IF, IO, 5.916%, 04/25/42	5,499
	1,839	Series 2012-93, Class SK, IF, IO, 5.466%, 09/25/42	363
	5,778	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	631
	7,893	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	885
	4,062	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	362
	12,407	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	1,420
	1,601	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	175
	11,004	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,036
	19,429	Series 2012-133, Class NS, IF, IO, 5.566%, 12/25/42	4,425
	3,392	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	311
	7,576	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	716
	5,785	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	716
	5,090	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	540
	5,815	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	564
	15,064	Series 2013-4, Class ST, IF, IO, 5.566%, 02/25/43	2,781
	11,287	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	1,607
	2,977	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	288
	3,672	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	413
	3,141	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	304
	3,667	Series 2013-18, Class NS, IF, IO, 5.516%, 03/25/43	755
	7,072	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	706
	15,231	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	1,663
	1,169	Series 2013-123, Class DH, 3.000%, 05/25/43	1,177
	12,890	Series 2015-48, Class ST, IF, IO, 5.036%, 07/25/45	2,821
		Government National Mortgage Association,
	17,157	Series 2012-77, Class MS, IF, IO, 5.538%, 06/20/42	3,996
	810	Series 2014-36, Class WY, 2.000%, 03/16/44	690
	15,643	Series 2014-119, Class JS, IF, IO, 5.588%, 08/20/44	3,692

			94,178

		Non-Agency CMO — 2.5%
		Alternative Loan Trust,
	305	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	315
	464	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	452
	845	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	829
	2,202	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,202
	29	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	26
	2,606	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.782%, 12/25/46	1,842
	3,194	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	3,214
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 0.955%, 10/01/41	1,208
		Banc of America Alternative Loan Trust,
	563	Series 2004-9, Class 4A1, 5.500%, 10/25/19	565
	285	Series 2006-2, Class 7A1, 6.000%, 03/25/21	270
	1,123	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 3.045%, 02/20/36	1,112
	578	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.947%, 02/25/34	570

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
EUR	2,529	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.000%, 10/16/38	2,656
EUR	947	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.000%, 03/31/48	997
	17	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	17
	135	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	136
	774	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	698
	321	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	312
	1,514	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	1,457
	1,061	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,081
		HarborView Mortgage Loan Trust,
	3,254	Series 2005-11, Class 2A1A, VAR, 0.872%, 08/19/45	3,013
	6,652	Series 2007-6, Class 2A1A, VAR, 0.752%, 08/19/37	5,832
	1,785	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.852%, 06/25/35	1,504
EUR	1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	1,239
	831	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	732
	691	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	604
	3,906	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	4,063
		Morgan Stanley Mortgage Loan Trust,
	783	Series 2004-4, Class 2A, VAR, 6.406%, 09/25/34	853
	212	Series 2004-9, Class 1A, VAR, 5.466%, 11/25/34	223
GBP	1,508	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.818%, 05/15/34	1,781
	77	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	66
		Residential Asset Securitization Trust,
	3,891	Series 2005-A3, Class A2, 5.500%, 04/25/35	3,502
	453	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	426
	176	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	176
	930	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 1.202%, 01/20/34	883
	1,751	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	1,775
	488	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.482%, 12/25/33	411
EUR	1,553	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.000%, 06/26/39	1,616
	250	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	252
	42	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	39
		Wells Fargo Mortgage-Backed Securities Trust,
	4,250	Series 2004-M, Class A1, VAR, 3.003%, 08/25/34	4,338
	5,353	Series 2004-N, Class A6, VAR, 3.008%, 08/25/34	5,337
	6,074	Series 2004-N, Class A7, VAR, 3.008%, 08/25/34	6,056
	386	Series 2005-AR2, Class 2A2, VAR, 2.892%, 03/25/35	389
	2,582	Series 2005-AR4, Class 2A2, VAR, 2.997%, 04/25/35	2,578
	3,657	Series 2005-AR8, Class 1A1, VAR, 3.041%, 06/25/35	3,701

			71,348

		Total Collateralized Mortgage Obligations (Cost $165,393)	165,526

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 9.9%
6,000	A10 Securitization LLC, VAR, 6.020%, 01/09/20	6,000
1,440	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.955%, 08/15/31 (e)	1,440
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,248
4,175	Series 2006-2, Class B, VAR, 5.854%, 05/10/45	4,169
	Bear Stearns Commercial Mortgage Securities Trust,
711	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	710
3,340	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,248
7,015	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	7,057
14,808	Series 2007-PW16, Class AJ, VAR, 5.900%, 06/11/40	14,698
8,170	Series 2007-PW17, Class AJ, VAR, 6.083%, 06/11/50	8,254
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	364
5,923	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.392%, 11/15/31 (e)	5,923
	Citigroup Commercial Mortgage Trust,
9,365	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	7,102
4,240	Series 2016-C3, Class C, 4.140%, 11/15/49	3,997
	COMM Mortgage Trust,
6,736	Series 2006-C8, Class AJ, 5.377%, 12/10/46	6,673
3,990	Series 2014-CR15, Class D, VAR, 4.914%, 02/10/47 (e)	3,532
3,075	Series 2015-CR23, Class B, VAR, 4.183%, 05/10/48	2,982
6,130	Series 2015-CR23, Class CMC, VAR, 3.807%, 05/10/48 (e)	5,943
9,605	Series 2015-CR24, Class A5, 3.696%, 08/10/48	9,990
7,710	Series 2015-PC1, Class A5, 3.902%, 07/10/50	8,079
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	175
169	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	169
	GS Mortgage Securities Corp. Trust,
9,437	Series 2007-GG10, Class A4, VAR, 5.988%, 08/10/45	9,522
8,908	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	6,374
2,322	Series 2016-GS4, Class C, VAR, 3.804%, 11/10/49	2,260
11,835	Series 2016-ICE2, Class A, VAR, 2.468%, 02/15/33 (e)	11,898
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,906
3,680	Series 2005-LDP5, Class D, VAR, 5.717%, 12/15/44	3,673
1,027	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	1,026
12,669	Series 2007-LD11, Class AM, VAR, 5.938%, 06/15/49	12,895
15,615	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	15,350
	LB-UBS Commercial Mortgage Trust,
9,067	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	8,433
4,370	Series 2007-C6, Class AJ, VAR, 6.380%, 07/15/40	4,409
2,854	LMREC, Inc., Series 2016-CRE2, Class A, VAR, 2.286%, 11/24/31 (e)	2,854
7,124	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	7,137
	Morgan Stanley Bank of America Merrill Lynch Trust,
4,240	Series 2013-C7, Class D, VAR, 4.416%, 02/15/46 (e)	3,900
4,625	Series 2014-C15, Class D, VAR, 5.057%, 04/15/47 (e)	4,080
8,943	Series 2016-C31, Class C, VAR, 4.322%, 10/15/26	8,379
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.589%, 03/12/44	1,011
81	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	80
2,402	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	2,396
8,275	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	8,232
2,419	Series 2016-BNK2, Class D, VAR, 3.000%, 11/15/49 (e)	1,738

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Commercial Mortgage-Backed Securities — continued
		Wachovia Bank Commercial Mortgage Trust,
	3,477	Series 2005-C21, Class F, VAR, 5.465%, 10/15/44 (e)	3,109
	17,011	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	17,198
	15,515	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	15,694
	5,560	Series 2007-C33, Class AJ, VAR, 6.170%, 02/15/51	5,552
	6,915	Series 2007-C33, Class C, VAR, 6.170%, 02/15/51	6,430
	3,250	Series 2007-C34, Class AJ, VAR, 6.138%, 05/15/46	3,259
		Wells Fargo Commercial Mortgage Trust,
	3,345	Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	3,495
	2,783	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	2,023
	4,665	WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D, VAR, 4.960%, 11/15/45 (e)	4,431

		Total Commercial Mortgage-Backed Securities (Cost $287,904)	282,497

	Convertible Bonds — 2.2%
		Consumer Discretionary — 0.5%
		Internet & Direct Marketing Retail — 0.2%
	2,845	Ctrip.com International Ltd., (Cayman Islands), 1.000%, 07/01/20	3,071
	3,320	Shutterfly, Inc., 0.250%, 05/15/18	3,338

			6,409

		Media — 0.3%
	7,465	Live Nation Entertainment, Inc., 2.500%, 05/15/19	8,039

		Total Consumer Discretionary	14,448

		Energy — 0.1%
		Energy Equipment & Services — 0.1%
	2,480	Newpark Resources, Inc., 4.000%, 10/01/17	2,505

		Health Care — 0.1%
		Health Care Providers & Services — 0.1%
	3,415	HealthSouth Corp., 2.000%, 12/01/43	4,058

		Industrials — 0.2%
		Electrical Equipment — 0.2%
	6,508	General Cable Corp., SUB, 4.500%, 11/15/29	4,958

		Machinery — 0.0% (g)
	1,005	Wabash National Corp., 3.375%, 05/01/18	1,295

		Total Industrials	6,253

		Information Technology — 1.3%
		Communications Equipment — 0.2%
	3,068	Finisar Corp., 0.500%, 12/15/33	3,820

		Internet Software & Services — 0.4%
	5,070	Envestnet, Inc., 1.750%, 12/15/19	4,839
	6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,697

			10,536

		Semiconductors & Semiconductor Equipment — 0.6%
	2,880	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	3,216
	6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19	7,775
	7,040	ON Semiconductor Corp., 1.000%, 12/01/20	7,031

			18,022

		Software — 0.1%
	3,175	Nuance Communications, Inc., 1.500%, 11/01/35	3,167

		Total Information Technology	35,545

		Total Convertible Bonds (Cost $63,709)	62,809

	Corporate Bonds — 39.9%
		Consumer Discretionary — 7.1%
		Auto Components — 0.9%
	2,600	Adient Global Holdings Ltd., (United Kingdom), 4.875%, 08/15/26 (e)	2,496
		American Axle & Manufacturing, Inc.,
	1,500	6.250%, 03/15/21	1,530
	650	6.625%, 10/15/22	653
	121	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	118
	120	Dana Financing Luxembourg Sarl, (Luxembourg), 6.500%, 06/01/26 (e)	124
		Dana, Inc.,
	2,500	5.500%, 12/15/24	2,512
	1,500	6.000%, 09/15/23	1,560
		Gestamp Funding Luxembourg S.A., (Luxembourg),
EUR	1,351	3.500%, 05/15/23 (e)	1,463
EUR	250	Reg. S, 3.500%, 05/15/23	271
		Goodyear Tire & Rubber Co. (The),
	1,195	5.125%, 11/15/23	1,221
	1,175	7.000%, 05/15/22	1,232

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Auto Components — continued
EUR	850	Grupo Antolin Dutch B.V., (Netherlands), Reg. S, 5.125%, 06/30/22	955
	755	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	730
EUR	500	LKQ Italia Bondco S.p.A, (Italy), Reg. S, 3.875%, 04/01/24	550
	176	MPG Holdco I, Inc., 7.375%, 10/15/22	180
EUR	6,700	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.500%, 05/15/22	7,288
	106	Tenneco, Inc., 5.375%, 12/15/24	109
	1,610	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	1,658
	1,085	UCI International LLC, 8.625%, 02/15/19 (d)	225
		ZF North America Capital, Inc.,
	370	4.000%, 04/29/20 (e)	383
	279	4.500%, 04/29/22 (e)	288
	407	4.750%, 04/29/25 (e)	408
EUR	800	Reg. S, 2.750%, 04/27/23	882

			26,836

		Automobiles — 0.5%
		Fiat Chrysler Automobiles N.V., (Netherlands),
	475	4.500%, 04/15/20	481
	2,592	5.250%, 04/15/23	2,569
EUR	3,500	Reg. S, 3.750%, 03/29/24	3,737
	5,600	Ford Motor Co., 4.750%, 01/15/43	5,246
GBP	1,211	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.875%, 03/01/23	1,521
EUR	1,250	Volvo Car AB, (Sweden), Reg. S, 3.250%, 05/18/21	1,408

			14,962

		Distributors — 0.0% (g)
EUR	1,100	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.250%, 12/01/21	1,239

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	1,137	5.375%, 01/15/22	1,177
	684	5.375%, 05/15/24	711

			1,888

		Hotels, Restaurants & Leisure — 1.4%
	220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	229
	1,299	Boyd Gaming Corp., 6.875%, 05/15/23	1,388
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20 (d)	2,688
	1,830	9.125%, 02/15/20 (d)	1,885
	65	CCM Merger, Inc., 9.125%, 05/01/19 (e)	67
	1,005	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	972
	90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	93
		International Game Technology plc, (United Kingdom),
	4,250	6.250%, 02/15/22 (e)	4,515
EUR	1,000	Reg. S, 4.750%, 02/15/23	1,128
	1,850	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (e)	1,855
	139	Landry’s, Inc., 6.750%, 10/15/24 (e)	139
	500	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	510
	3,465	McDonald’s Corp., 4.600%, 05/26/45	3,477
EUR	1,250	Merlin Entertainments plc, (United Kingdom), Reg. S, 2.750%, 03/15/22	1,365
		MGM Resorts International,
	35	4.625%, 09/01/26	33
	165	5.250%, 03/31/20	173
	2,900	6.000%, 03/15/23	3,118
	5,310	7.750%, 03/15/22	6,067
	235	8.625%, 02/01/19	261
GBP	1,550	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	1,935
EUR	1,075	PortAventura Entertainment Barcelona B.V., (Netherlands), Reg. S, 7.250%, 12/01/20	1,180
	890	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	903
		Scientific Games International, Inc.,
	210	7.000%, 01/01/22 (e)	221
	390	10.000%, 12/01/22	366
	475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	468
	288	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	311
	3,845	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	3,792

			39,139

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Household Durables — 0.3%
	240	CalAtlantic Group, Inc., 8.375%, 01/15/21	279
		Lennar Corp.,
	156	4.500%, 06/15/19	161
	565	6.950%, 06/01/18	596
	2,000	Series B, 12.250%, 06/01/17	2,100
	154	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	153
	360	Meritage Homes Corp., 7.150%, 04/15/20	391
	1,250	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	1,303
		Tempur Sealy International, Inc.,
	1,050	5.500%, 06/15/26	1,045
	1,500	5.625%, 10/15/23	1,530
	106	Toll Brothers Finance Corp., 4.875%, 11/15/25	104

			7,662

		Internet & Direct Marketing Retail — 0.0% (g)
EUR	800	eDreams ODIGEO S.A., (Luxembourg), 8.500%, 08/01/21 (e)	882

		Leisure Products — 0.1%
	1,965	Vista Outdoor, Inc., 5.875%, 10/01/23	2,044

		Media — 3.4%
	3,200	21st Century Fox America, Inc., 4.950%, 10/15/45	3,288
		Altice Luxembourg S.A., (Luxembourg),
	200	7.625%, 02/15/25 (e)	205
	2,755	7.750%, 05/15/22 (e)	2,886
EUR	1,750	Reg. S, 7.250%, 05/15/22	1,975
		Altice U.S. Finance I Corp.,
	400	5.375%, 07/15/23 (e)	405
	402	5.500%, 05/15/26 (e)	397
	2,230	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	2,247
		Cablevision Systems Corp.,
	1,051	8.000%, 04/15/20	1,130
	75	8.625%, 09/15/17	78
	10,325	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 07/23/25 (e)	10,763
		Clear Channel Worldwide Holdings, Inc.,
	13,455	Series B, 6.500%, 11/15/22	13,573
	3,000	Series B, 7.625%, 03/15/20	2,959
		CSC Holdings LLC,
	205	6.750%, 11/15/21	215
	185	8.625%, 02/15/19	204
	1,195	10.125%, 01/15/23 (e)	1,376
		DISH DBS Corp.,
	3,930	5.000%, 03/15/23	3,881
	6,895	5.875%, 07/15/22	7,136
	2,500	5.875%, 11/15/24	2,534
	1,072	6.750%, 06/01/21	1,153
	505	7.750%, 07/01/26	557
	55	7.875%, 09/01/19	61
	2,210	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	2,091
		Nexstar Broadcasting, Inc.,
	365	6.125%, 02/15/22 (e)	373
	2,540	6.875%, 11/15/20	2,616
	4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,080
	300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	308
	7,625	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,835
	1,340	Regal Entertainment Group, 5.750%, 06/15/23	1,360
		Sinclair Television Group, Inc.,
	361	5.375%, 04/01/21	372
	1,989	6.125%, 10/01/22	2,063
		Sirius XM Radio, Inc.,
	585	4.625%, 05/15/23 (e)	575
	1,000	5.375%, 04/15/25 (e)	1,003
	7,430	6.000%, 07/15/24 (e)	7,727
	895	TEGNA, Inc., 6.375%, 10/15/23	941
	203	Time Warner Cable LLC, 7.300%, 07/01/38	241
	2,000	Time, Inc., 5.750%, 04/15/22 (e)	2,015
EUR	2,100	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), Reg. S, 4.000%, 01/15/25	2,261
EUR	2,150	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	2,410

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,262	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	1,300
EUR1,250	Ziggo Bond Finance B.V., (Netherlands), Reg. S, 4.625%, 01/15/25	1,321

		97,915

	Multiline Retail — 0.1%
2,015	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	1,521

	Specialty Retail — 0.3%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e)	228
3,295	9.000%, 03/15/19 (e)	1,602
EUR1,500	Dufry Finance S.C.A., (Luxembourg), Reg. S, 4.500%, 08/01/23	1,677
4,826	PetSmart, Inc., 7.125%, 03/15/23 (e)	4,940
267	Radio Systems Corp., 8.375%, 11/01/19 (e)	277

		8,724

	Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR 475	BiSoho SAS, (France), Reg. S, 5.875%, 05/01/23	537

	Total Consumer Discretionary	203,349

	Consumer Staples — 2.9%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc.,
6,745	3.650%, 02/01/26	6,777
4,940	4.900%, 02/01/46	5,273
125	Constellation Brands, Inc., 4.750%, 11/15/24	134
840	DS Services of America, Inc., 10.000%, 09/01/21 (e)	924
3,270	PepsiCo, Inc., 3.450%, 10/06/46	2,916

		16,024

	Food & Staples Retailing — 0.8%
1,335	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	1,380
	CVS Health Corp.,
3,950	2.750%, 12/01/22	3,873
3,541	3.875%, 07/20/25	3,628
2,000	5.125%, 07/20/45	2,188
GBP 400	Iceland Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/15/21	492
6,120	Kroger Co. (The), 2.650%, 10/15/26	5,645
265	New Albertsons, Inc., 7.450%, 08/01/29	251
2,500	Rite Aid Corp., 6.125%, 04/01/23 (e)	2,672
190	SUPERVALU, Inc., 6.750%, 06/01/21	188
GBP1,200	Tesco plc, (United Kingdom), 5.000%, 03/24/23	1,598

		21,915

	Food Products — 1.0%
470	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	464
EUR 750	Campofrio Food Group S.A., (Spain), Reg. S, 3.375%, 03/15/22	823
4,465	Danone S.A., (France), 2.589%, 11/02/23 (e)	4,306
70	Darling Ingredients, Inc., 5.375%, 01/15/22	73
237	Dean Foods Co., 6.500%, 03/15/23 (e)	247
1,000	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	1,000
	JBS USA LUX S.A./JBS USA Finance, Inc.,
386	5.750%, 06/15/25 (e)	378
932	7.250%, 06/01/21 (e)	954
384	8.250%, 02/01/20 (e)	394
5,705	Kraft Heinz Foods Co., 4.375%, 06/01/46	5,402
EUR1,000	Labeyrie Fine Foods SAS, (France), Reg. S, 5.625%, 03/15/21	1,075
	Lamb Weston Holdings, Inc.,
120	4.625%, 11/01/24 (e)	120
120	4.875%, 11/01/26 (e)	119
6,675	Mondelez International Holdings Netherlands B.V., (Netherlands), 2.000%, 10/28/21 (e)	6,429
211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	210
85	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24	89
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	133
2,735	7.750%, 03/15/24 (e)	3,015
486	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	491
1,620	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	1,685
96	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	99

		27,506

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — 0.0% (g)
	Spectrum Brands, Inc.,
205	5.750%, 07/15/25	213
86	6.125%, 12/15/24	91

		304

	Personal Products — 0.0% (g)
870	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	905
355	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	350
	Prestige Brands, Inc.,
75	5.375%, 12/15/21 (e)	77
90	6.375%, 03/01/24 (e)	94

		1,426

	Tobacco — 0.5%
	Altria Group, Inc.,
6,000	2.850%, 08/09/22	5,995
2,745	3.875%, 09/16/46	2,532
4,410	Reynolds American, Inc., 5.850%, 08/15/45	5,210

		13,737

	Total Consumer Staples	80,912

	Energy — 2.2%
	Energy Equipment & Services — 0.1%
400	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	368
500	Parker Drilling Co., 7.500%, 08/01/20	408
683	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (d) (e)	212
400	SESI LLC, 6.375%, 05/01/19	395
433	Transocean, Inc., (Cayman Islands), 9.000%, 07/15/23 (e)	437

		1,820

	Oil, Gas & Consumable Fuels — 2.1%
434	Antero Resources Corp., 5.125%, 12/01/22	441
3,494	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,723
1,065	Buckeye Partners LP, 3.950%, 12/01/26	1,019
231	California Resources Corp., 8.000%, 12/15/22 (e)	186
885	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	916
1,400	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,449
10	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.000%, 11/01/21	10
	Concho Resources, Inc.,
1,195	5.500%, 04/01/23	1,229
1,099	6.500%, 01/15/22	1,140
140	CONSOL Energy, Inc., 5.875%, 04/15/22	134
2,070	Continental Resources, Inc., 4.500%, 04/15/23	2,013
5,185	Encana Corp., (Canada), 6.500%, 08/15/34	5,315
3,070	Enterprise Products Operating LLC, 3.950%, 02/15/27	3,082
4,270	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,577
4,195	Hess Corp., 5.800%, 04/01/47	4,039
135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	136
3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	2,648
3,435	Noble Energy, Inc., 5.250%, 11/15/43	3,333
	Oasis Petroleum, Inc.,
100	6.875%, 03/15/22	103
2,000	6.875%, 01/15/23	2,050
1,865	Phillips 66 Partners LP, 4.900%, 10/01/46	1,737
750	QEP Resources, Inc., 5.250%, 05/01/23	728
	Range Resources Corp.,
1,205	5.000%, 08/15/22 (e)	1,166
610	5.000%, 03/15/23 (e)	585
	Regency Energy Partners LP/Regency Energy Finance Corp.,
240	5.000%, 10/01/22	254
1,830	5.500%, 04/15/23	1,891
EUR 5,800	Repsol International Finance B.V., (Netherlands), Reg. S, VAR, 4.500%, 03/25/75	5,548
1,492	SM Energy Co., 6.500%, 11/15/21	1,511
1,985	Spectra Energy Partners LP, 3.375%, 10/15/26	1,876
1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,473
865	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	867
1,725	Western Gas Partners LP, 5.450%, 04/01/44	1,679

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,000	Whiting Petroleum Corp., 5.750%, 03/15/21	1,970
1,654	WPX Energy, Inc., 7.500%, 08/01/20	1,745

		59,573

	Total Energy	61,393

	Financials — 9.1%
	Banks — 2.7%
	Bank of America Corp.,
4,390	3.248%, 10/21/27	4,193
8,190	3.500%, 04/19/26	8,092
1,000	4.250%, 10/22/26	1,006
3,645	5.650%, 05/01/18	3,830
EUR 3,350	Barclays Bank plc, (United Kingdom), Reg. S, 6.000%, 01/14/21	4,088
	CIT Group, Inc.,
400	5.000%, 05/15/17	404
430	5.000%, 08/15/22	448
	Citigroup, Inc.,
4,375	1.700%, 04/27/18	4,365
3,660	3.200%, 10/21/26	3,492
4,080	3.700%, 01/12/26	4,066
3,355	4.300%, 11/20/26	3,379
4,840	4.450%, 09/29/27	4,894
EUR 1,700	Commerzbank AG, (Germany), 7.750%, 03/16/21	2,117
EUR 1,749	Intesa Sanpaolo S.p.A., (Italy), Reg. S, 6.625%, 09/13/23	2,129
4,000	Lloyds Banking Group plc, (United Kingdom), 4.650%, 03/24/26	3,984
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,237
2,785	Toronto-Dominion Bank (The), (Canada), VAR, 3.625%, 09/15/31	2,678
2,500	U.S. Bancorp, 3.100%, 04/27/26	2,438
	Wells Fargo & Co.,
5,505	2.500%, 03/04/21	5,486
5,970	3.000%, 04/22/26	5,719
1,970	3.000%, 10/23/26	1,880
5,212	Westpac Banking Corp., (Australia), 1.950%, 11/23/18	5,224

		76,149

	Capital Markets — 1.7%
EUR 3,320	Credit Suisse AG, (Switzerland), Reg. S, VAR, 5.750%, 09/18/25	3,791
147	E*TRADE Financial Corp., 5.375%, 11/15/22	156
	Goldman Sachs Group, Inc. (The),
5,600	2.625%, 04/25/21	5,564
6,070	3.850%, 07/08/24	6,209
3,500	4.250%, 10/21/25	3,537
GBP 2,150	Reg. S, 4.250%, 01/29/26	2,930
	Morgan Stanley,
2,875	2.500%, 04/21/21	2,841
5,380	2.625%, 11/17/21	5,318
5,875	3.125%, 07/27/26	5,606
	UBS AG, (Switzerland),
3,815	Reg. S, 5.125%, 05/15/24	3,801
8,484	Reg. S, VAR, 4.750%, 05/22/23	8,569
EUR 1,085	Volvo Treasury AB, (Sweden), Reg. S, VAR, 4.200%, 06/10/75	1,183

		49,505

	Consumer Finance — 1.7%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
7,235	4.625%, 10/30/20	7,560
937	4.625%, 07/01/22	970
	Ally Financial, Inc.,
192	3.600%, 05/21/18	193
5,940	4.250%, 04/15/21	5,851
1,057	4.625%, 05/19/22	1,053
200	8.000%, 11/01/31	227
3,760	Capital One Financial Corp., 3.750%, 07/28/26	3,617
6,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/26	6,071
	General Motors Financial Co., Inc.,
3,795	3.250%, 05/15/18	3,832
6,870	4.000%, 10/06/26	6,537
450	4.750%, 08/15/17	460
5,300	5.250%, 03/01/26	5,534
	Synchrony Financial,
2,505	3.750%, 08/15/21	2,580
3,740	4.250%, 08/15/24	3,797

		48,282

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — 1.3%
641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	481
415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	331
7,675	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	8,096
3,048	GE Capital International Funding Co., Unlimited Co., (Ireland), 3.373%, 11/15/25	3,083
1,634	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	1,696
EUR 800	Lincoln Finance Ltd., (United Kingdom), Reg. S, 6.875%, 04/15/21	907
EUR 1,700	Monitchem HoldCo 3 S.A., (Luxembourg), Reg. S, 5.250%, 06/15/21	1,811
25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	26
EUR 500	ProGroup AG, (Germany), Reg. S, 5.125%, 05/01/22	564
	Shell International Finance B.V., (Netherlands),
4,855	3.250%, 05/11/25	4,835
2,129	3.750%, 09/12/46	1,905
2,960	4.000%, 05/10/46	2,739
8,515	Siemens Financieringsmaatschappij N.V., (Netherlands), 2.350%, 10/15/26 (e)	7,878
EUR 1,600	Worldpay Finance plc, (United Kingdom), Reg. S, 3.750%, 11/15/22	1,806

		36,158

	Insurance — 1.1%
	American International Group, Inc.,
2,626	4.125%, 02/15/24	2,730
2,374	4.875%, 06/01/22	2,584
EUR 3,000	Assicurazioni Generali S.p.A., (Italy), Reg. S, VAR, 7.750%, 12/12/42	3,657
	CNO Financial Group, Inc.,
112	4.500%, 05/30/20	115
298	5.250%, 05/30/25	298
480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	518
	MetLife, Inc.,
2,500	4.721%, 12/15/44	2,635
4,320	6.400%, 12/15/36	4,676
	Prudential Financial, Inc.,
5,000	3.500%, 05/15/24	5,096
2,500	4.600%, 05/15/44	2,570
5,495	VAR, 5.875%, 09/15/42	5,812

		30,691

	Thrifts & Mortgage Finance — 0.6%
17,850	BPCE S.A., (France), VAR, 1.473%, 06/23/17	17,870

	Total Financials	258,655

	Health Care — 3.6%
	Biotechnology — 0.2%
2,875	Biogen, Inc., 5.200%, 09/15/45	3,077
3,515	Gilead Sciences, Inc., 4.150%, 03/01/47	3,289

		6,366

	Health Care Equipment & Supplies — 0.4%
200	Alere, Inc., 7.250%, 07/01/18	203
EUR 1,000	Auris Luxembourg II S.A., (Luxembourg), Reg. S, 8.000%, 01/15/23	1,147
953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	956
2,215	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	2,282
1,605	Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21 (e)	1,693
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
325	4.875%, 04/15/20 (e)	318
2,295	5.500%, 04/15/25 (e)	1,951
556	5.750%, 08/01/22 (e)	522
1,300	Stryker Corp., 4.625%, 03/15/46	1,292

		10,364

	Health Care Providers & Services — 1.4%
175	Amsurg Corp., 5.625%, 07/15/22	179
295	Centene Corp., 4.750%, 01/15/25	282
EUR 800	Synlab Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/01/22	914
	HCA, Inc.,
6,300	5.375%, 02/01/25	6,166
8,207	7.500%, 02/15/22	9,130
	HealthSouth Corp.,
900	5.750%, 11/01/24	902
1,000	5.750%, 09/15/25	999
900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	787
	inVentiv Health, Inc.,
1,845	7.500%, 10/01/24 (e)	1,863
128	9.000%, 01/15/18 (e)	129
1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23	1,335
3,500	McKesson Corp., 3.796%, 03/15/24	3,573

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
2,650	4.500%, 04/01/21	2,571
254	5.000%, 03/01/19	242
110	6.000%, 10/01/20	112
500	6.750%, 02/01/20	469
3,500	6.750%, 06/15/23	2,992
75	7.500%, 01/01/22 (e)	77
2,835	8.000%, 08/01/20	2,716
2,742	8.125%, 04/01/22	2,502
1,645	UnitedHealth Group, Inc., 4.750%, 07/15/45	1,798
	Universal Health Services, Inc.,
83	3.750%, 08/01/19 (e)	85
117	4.750%, 08/01/22 (e)	118

		39,941

	Life Sciences Tools & Services — 0.1%
3,490	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	3,292

	Pharmaceuticals — 1.5%
	Actavis Funding SCS, (Luxembourg),
3,800	3.800%, 03/15/25	3,817
3,375	4.850%, 06/15/44	3,346
35	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	35
1,560	Perrigo Finance Unlimited Co., (Ireland), 3.500%, 12/15/21	1,577
	Shire Acquisitions Investments Ireland DAC, (Ireland),
6,095	2.400%, 09/23/21	5,890
7,315	3.200%, 09/23/26	6,854
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
5,750	2.800%, 07/21/23	5,428
2,900	3.150%, 10/01/26	2,669
	Valeant Pharmaceuticals International, Inc., (Canada),
4,000	5.875%, 05/15/23 (e)	2,957
3,220	6.750%, 08/15/21 (e)	2,689
1,630	7.000%, 10/01/20 (e)	1,410
750	7.250%, 07/15/22 (e)	615
5,000	7.500%, 07/15/21 (e)	4,225

		41,512

	Total Health Care	101,475

	Industrials — 2.9%
	Aerospace & Defense — 0.3%
109	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	117
EUR 1,500	Finmeccanica S.p.A., (Italy), 4.500%, 01/19/21	1,757
1,920	KLX, Inc., 5.875%, 12/01/22 (e)	1,963
1,230	L-3 Communications Corp., 3.850%, 12/15/26	1,227
62	Orbital ATK, Inc., 5.250%, 10/01/21	64
1,830	TransDigm, Inc., 6.500%, 07/15/24	1,896
1,370	Triumph Group, Inc., 4.875%, 04/01/21	1,254

		8,278

	Air Freight & Logistics — 0.1%
2,000	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	1,893
1,775	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	1,839

		3,732

	Airlines — 0.7%
2,947	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	3,035
1,950	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	2,089
4,943	American Airlines 2016-1 Class AA Pass-Through Trust, 3.575%, 01/15/28	5,041
249	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	257
114	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	128
502	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	534
4,291	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	4,441
154	Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19	171
3,226	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,327

		19,023

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Building Products — 0.1%
	200	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	203
EUR	1,400	Pfleiderer GmbH, (Germany), Reg. S, 7.875%, 08/01/19	1,540

			1,743

		Commercial Services & Supplies — 0.5%
	600	ACCO Brands Corp., 6.750%, 04/30/20	629
		ADT Corp. (The),
	3,045	3.500%, 07/15/22	2,866
	2,420	4.125%, 06/15/23	2,299
	2,300	Clean Harbors, Inc., 5.125%, 06/01/21	2,352
	150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	139
		Harland Clarke Holdings Corp.,
	165	6.875%, 03/01/20 (e)	156
	140	9.750%, 08/01/18 (e)	143
	1,590	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	1,630
	255	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	222
	1,625	ILFC E-Capital Trust II, VAR, 4.250%, 12/21/65 (e)	1,332
	910	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	978
	155	Quad/Graphics, Inc., 7.000%, 05/01/22	148
EUR	1,400	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	1,604
	60	West Corp., 5.375%, 07/15/22 (e)	58

			14,556

		Construction & Engineering — 0.1%
		AECOM,
	380	5.750%, 10/15/22	398
	240	5.875%, 10/15/24	251
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	670
	405	MasTec, Inc., 4.875%, 03/15/23	396

			1,715

		Electrical Equipment — 0.0% (g)
	500	General Cable Corp., 5.750%, 10/01/22	477

		Industrial Conglomerates — 0.0% (g)
	1,153	General Electric Co., 3.450%, 05/15/24	1,190

		Machinery — 0.4%
	50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	48
	1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	600
EUR	3,475	Galapagos Holding S.A., (Luxembourg), Reg. S, 7.000%, 06/15/22	2,762
	2,005	Illinois Tool Works, Inc., 2.650%, 11/15/26	1,917
	400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	407
	103	Oshkosh Corp., 5.375%, 03/01/25	106
	1,680	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	1,650
	3,715	Terex Corp., 6.500%, 04/01/20	3,771
	530	Xylem, Inc., 4.375%, 11/01/46	507

			11,768

		Marine — 0.0% (g)
	803	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	161

		Road & Rail — 0.5%
	3,940	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	3,807
EUR	1,450	Europcar Groupe S.A., (France), Reg. S, 5.750%, 06/15/22	1,595
		Hertz Corp. (The),
	2,550	6.250%, 10/15/22	2,403
	5,000	7.375%, 01/15/21	5,020

			12,825

		Trading Companies & Distributors — 0.2%
	2,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	2,105
EUR	600	Rexel S.A., (France), Reg. S, 3.500%, 06/15/23	648
		United Rentals North America, Inc.,
	1,560	6.125%, 06/15/23	1,640
	1,788	7.625%, 04/15/22	1,891

			6,284

		Transportation Infrastructure — 0.0% (g)
EUR	800	Swissport Investments S.A., (Luxembourg), Reg. S, 6.750%, 12/15/21	903

		Total Industrials	82,655

		Information Technology — 2.9%
		Communications Equipment — 0.3%
	39	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	41
		Avaya, Inc.,
	45	10.500%, 03/01/21 (e)	21
	134	10.500%, 03/01/21	63

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Communications Equipment — continued
	2,625	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	2,733
	286	Goodman Networks, Inc., 12.125%, 07/01/18	117
	5,105	Harris Corp., 4.854%, 04/27/35	5,180
	1,240	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,293

			9,448

		Electronic Equipment, Instruments & Components — 0.3%
	2,000	Anixter, Inc., 5.500%, 03/01/23	2,065
	800	Belden, Inc., 5.500%, 09/01/22 (e)	816
	4,590	Zebra Technologies Corp., 7.250%, 10/15/22	4,963

			7,844

		IT Services — 0.3%
		Alliance Data Systems Corp.,
	500	5.375%, 08/01/22 (e)	478
	495	5.875%, 11/01/21 (e)	496
	8,420	First Data Corp., 5.750%, 01/15/24 (e)	8,525

			9,499

		Semiconductors & Semiconductor Equipment — 0.8%
	4,850	Amkor Technology, Inc., 6.625%, 06/01/21	4,959
		Analog Devices, Inc.,
	2,920	3.500%, 12/05/26	2,901
	380	4.500%, 12/05/36	378
	2,040	Intel Corp., 4.900%, 07/29/45	2,258
		Micron Technology, Inc.,
	154	5.250%, 08/01/23 (e)	152
	3,460	5.250%, 01/15/24 (e)	3,383
	400	5.500%, 02/01/25	393
	890	7.500%, 09/15/23 (e)	979
		NXP B.V./NXP Funding LLC, (Netherlands),
	3,000	5.750%, 02/15/21 (e)	3,112
	600	5.750%, 03/15/23 (e)	635
	2,495	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	2,613

			21,763

		Software — 0.7%
	1,345	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	1,345
	2,250	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	2,256
	3,400	Infor U.S., Inc., 6.500%, 05/15/22	3,502
	890	Informatica LLC, 7.125%, 07/15/23 (e)	836
		Microsoft Corp.,
	6,495	2.700%, 02/12/25	6,370
	1,815	3.700%, 08/08/46	1,680
	4,920	Oracle Corp., 4.000%, 07/15/46	4,664
	790	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 02/01/23 (e)	719

			21,372

		Technology Hardware, Storage & Peripherals — 0.5%
	3,945	Apple, Inc., 3.850%, 08/04/46	3,695
	5,125	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 06/15/26 (e)	5,366
		NCR Corp.,
	33	5.000%, 07/15/22	33
	10	5.875%, 12/15/21	10
	30	6.375%, 12/15/23	32
		Western Digital Corp.,
	2,045	7.375%, 04/01/23 (e)	2,209
	2,000	10.500%, 04/01/24 (e)	2,315

			13,660

		Total Information Technology	83,586

		Materials — 1.7%
		Chemicals — 1.1%
	7,225	Air Liquide Finance S.A., (France), 2.500%, 09/27/26 (e)	6,784
	3,455	Ashland LLC, 4.750%, 08/15/22	3,554
	397	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	395
	1,725	CF Industries, Inc., 4.500%, 12/01/26 (e)	1,691
	4,815	Hexion, Inc., 6.625%, 04/15/20	4,141
		Huntsman International LLC,
	3,835	4.875%, 11/15/20	3,950
	250	5.125%, 11/15/22	254
EUR	900	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	973
		INEOS Group Holdings S.A., (Luxembourg),
	720	5.625%, 08/01/24 (e)	704
	5,300	5.875%, 02/15/19 (e)	5,379
	500	PolyOne Corp., 5.250%, 03/15/23	497

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Chemicals — continued
EUR	1,000	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,030
	239	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	237
	1,470	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	1,555
EUR	900	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), Reg. S, 6.375%, 05/01/22	1,008
	500	Westlake Chemical Corp., 4.875%, 05/15/23 (e)	519

			32,671

		Construction Materials — 0.1%
	725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	786
	1,071	Cemex S.A.B. de C.V., (Mexico), 7.750%, 04/16/26 (e)	1,142

			1,928

		Containers & Packaging — 0.3%
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
EUR	1,250	Reg. S, 6.750%, 05/15/24	1,383
	2,000	VAR, 3.850%, 12/15/19 (e)	2,035
EUR	1,150	Crown European Holdings S.A., (France), Reg. S, 4.000%, 07/15/22	1,326
	1,160	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.750%, 10/15/20	1,193
EUR	1,500	SIG Combibloc Holdings S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/23	1,675

			7,612

		Metals & Mining — 0.2%
	209	Aleris International, Inc., 7.875%, 11/01/20	205
	500	ArcelorMittal, (Luxembourg), 7.250%, 02/25/22	561
GBP	100	BHP Billiton Finance Ltd., (Australia), Reg. S, VAR, 6.500%, 10/22/77	135
	581	Coeur Mining, Inc., 7.875%, 02/01/21	603
	20	Freeport-McMoRan, Inc., 3.550%, 03/01/22	19
	1,835	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	1,713
	610	Hecla Mining Co., 6.875%, 05/01/21	621
	131	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	138
		Lundin Mining Corp., (Canada),
	260	7.500%, 11/01/20 (e)	277
	230	7.875%, 11/01/22 (e)	249
	510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	513

			5,034

		Paper & Forest Products — 0.0% (g)
EUR	1,502	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 3.250%, 06/01/21	1,695

		Total Materials	48,940

		Real Estate — 1.0%
		Equity Real Estate Investment Trusts (REITs) — 1.0%
	2,000	American Tower Corp., 3.125%, 01/15/27	1,845
	4,680	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	4,856
		Crown Castle International Corp.,
	5,585	2.250%, 09/01/21	5,388
	1,840	3.700%, 06/15/26	1,784
	1,640	DDR Corp., 7.875%, 09/01/20	1,913
	925	Equinix, Inc., 5.875%, 01/15/26	960
	1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	997
	130	Iron Mountain, Inc., 5.750%, 08/15/24	132
		Liberty Property LP,
	2,810	3.375%, 06/15/23	2,790
	2,755	4.400%, 02/15/24	2,881
	4,555	Realty Income Corp., 3.000%, 01/15/27	4,282

			27,828

		Real Estate Management & Development — 0.0% (g)
	1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,534

		Total Real Estate	29,362

		Telecommunication Services — 4.6%
		Diversified Telecommunication Services — 3.8%
		Altice Financing S.A., (Luxembourg),
	200	6.500%, 01/15/22 (e)	207
	1,579	6.625%, 02/15/23 (e)	1,603
EUR	1,800	Reg. S, 5.250%, 02/15/23	1,991
		AT&T, Inc.,
	6,260	4.800%, 06/15/44	5,859
	1,850	5.150%, 03/15/42	1,824
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	1,000	5.125%, 05/01/23 (e)	1,025

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	3,867	5.375%, 05/01/25 (e)	3,930
	2,880	5.500%, 05/01/26 (e)	2,909
	30	5.750%, 09/01/23	32
	5,925	5.750%, 02/15/26 (e)	6,088
	755	5.875%, 04/01/24 (e)	799
	500	6.625%, 01/31/22	519
		CenturyLink, Inc.,
	1,650	Series T, 5.800%, 03/15/22	1,629
	4,560	Series W, 6.750%, 12/01/23	4,560
	2,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	2,005
EUR	1,000	eircom Finance DAC, (Ireland), Reg. S, 4.500%, 05/31/22	1,094
	2,226	Embarq Corp., 7.995%, 06/01/36	2,137
		Frontier Communications Corp.,
	570	6.250%, 09/15/21	535
	2,500	6.875%, 01/15/25	2,025
	410	8.500%, 04/15/20	426
	597	9.250%, 07/01/21	612
	2,682	10.500%, 09/15/22	2,762
	1,623	11.000%, 09/15/25	1,627
		Intelsat Jackson Holdings S.A., (Luxembourg),
	4,141	5.500%, 08/01/23	2,702
	193	7.250%, 04/01/19	152
	2,715	7.250%, 10/15/20	1,979
	2,750	7.500%, 04/01/21	1,992
	331	8.000%, 02/15/24 (e)	333
	445	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	154
		Level 3 Financing, Inc.,
	140	5.125%, 05/01/23	140
	1,394	5.375%, 08/15/22	1,418
	3,250	5.375%, 05/01/25	3,234
	134	5.625%, 02/01/23	136
	30	VAR, 4.762%, 01/15/18	30
EUR	1,000	Matterhorn Telecom S.A., (Luxembourg), Reg. S, 3.875%, 05/01/22	1,065
EUR	800	OTE plc, (United Kingdom), Reg. S, 3.500%, 07/09/20	862
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28	270
	268	7.750%, 02/15/31	254
	1,120	SBA Communications Corp., 4.875%, 09/01/24 (e)	1,084
		SFR Group S.A., (France),
	2,715	6.000%, 05/15/22 (e)	2,735
	1,080	6.250%, 05/15/24 (e)	1,068
EUR	1,000	Reg. S, 5.375%, 05/15/22	1,102
	6,220	Sprint Capital Corp., 8.750%, 03/15/32	6,531
		Telecom Italia S.p.A., (Italy),
EUR	1,500	Reg. S, 3.250%, 01/16/23	1,617
EUR	1,100	Reg. S, 3.625%, 05/25/26	1,169
EUR	1,500	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	1,683
	2,375	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	2,341
	1,400	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,456
		Verizon Communications, Inc.,
	1,710	3.850%, 11/01/42	1,473
	1,305	4.125%, 08/15/46	1,165
	7,450	4.862%, 08/21/46	7,468
		Virgin Media Secured Finance plc, (United Kingdom),
	1,595	5.500%, 08/15/26 (e)	1,555
GBP	1,215	Reg. S, 6.000%, 04/15/21	1,577
		Wind Acquisition Finance S.A., (Luxembourg),
	1,660	7.375%, 04/23/21 (e)	1,693
EUR	700	Reg. S, 7.000%, 04/23/21	766
		Windstream Services LLC,
	1,100	7.500%, 06/01/22	1,039
	3,416	7.500%, 04/01/23	3,177
	221	7.750%, 10/15/20	225
	3,943	7.750%, 10/01/21	3,923
	2,480	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	2,585

			108,351

		Wireless Telecommunication Services — 0.8%
	200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	204
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22	241
	223	7.000%, 03/01/20 (e)	240
	151	7.000%, 08/15/20	157
	450	9.000%, 11/15/18 (e)	494
		Sprint Corp.,
	98	7.125%, 06/15/24	97
	234	7.250%, 09/15/21	240

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Wireless Telecommunication Services — continued
	12,309	7.875%, 09/15/23	12,709
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18	363
	327	6.125%, 01/15/22	342
	243	6.464%, 04/28/19	247
	2,300	6.500%, 01/15/24	2,457
	750	6.500%, 01/15/26	810
	32	6.625%, 11/15/20	33
	225	6.625%, 04/01/23	238
	1,622	6.633%, 04/28/21	1,693
	1,137	6.731%, 04/28/22	1,188
	128	6.836%, 04/28/23	136

			21,889

		Total Telecommunication Services	130,240

		Utilities — 1.9%
		Electric Utilities — 0.9%
	1,230	AEP Transmission Co. LLC, 3.100%, 12/01/26 (e)	1,216
	7,130	Emera U.S. Finance LP, 3.550%, 06/15/26 (e)	6,996
GBP	600	Enel Finance International N.V., (Netherlands), Reg. S, 5.625%, 08/14/24	902
EUR	2,544	Enel S.p.A., (Italy), Reg. S, VAR, 6.500%, 01/10/74	2,868
	3,135	Entergy Corp., 2.950%, 09/01/26	2,945
	5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,295
	6,075	ITC Holdings Corp., 3.250%, 06/30/26	5,857
	2,500	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	92

			26,171

		Gas Utilities — 0.1%
	2,246	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	2,358

			–
		Independent Power & Renewable Electricity Producers — 0.3%
	1,775	AES Corp., 5.500%, 04/15/25	1,726
		Calpine Corp.,
	601	5.375%, 01/15/23	581
	599	5.750%, 01/15/25	572
		Dynegy, Inc.,
	835	7.375%, 11/01/22	793
	2,540	7.625%, 11/01/24	2,337
	1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,489
	615	GenOn Energy, Inc., 9.875%, 10/15/20	412
		NRG Energy, Inc.,
	1,280	6.625%, 01/15/27 (e)	1,184
	185	7.875%, 05/15/21	192

			9,286

		Multi-Utilities — 0.6%
	1,415	CMS Energy Corp., 2.950%, 02/15/27	1,341
	10,395	Dominion Resources, Inc., 3.625%, 12/01/24	10,461
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,425
	2,360	Sempra Energy, 2.875%, 10/01/22	2,351

			16,578

		Total Utilities	54,393

		Total Corporate Bonds (Cost $1,165,866)	1,134,960

	Foreign Government Security — 2.7%
GBP	58,010	United Kingdom Gilt, (United Kingdom), Reg. S, 2.000%, 09/07/25 (Cost $89,014)	76,953

	Mortgage Pass-Through Security — 9.6%
	273,160	Federal National Mortgage Association, 30 Year, Single Family, 3.000%, 12/25/46 (Cost $280,695)	271,709

	Preferred Securities — 1.5% (x)
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
EUR	3,650	TOTAL S.A., (France), Reg. S, VAR, 3.875%, 05/18/22	4,062

		Financials — 1.2%
		Banks — 0.8%
		Bank of America Corp.,
	5,961	Series AA, VAR, 6.100%, 03/17/25	5,964
	1,725	Series K, VAR, 8.000%, 01/30/18	1,751
		Citigroup, Inc.,
	200	VAR, 5.950%, 01/30/23	200
	1,744	Series M, VAR, 6.300%, 05/15/24	1,725
	5,171	Series O, VAR, 5.875%, 03/27/20	5,171
GBP	2,200	Credit Agricole S.A., (France), Reg. S, VAR, 8.125%, 10/26/19	3,079

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
		Banks — continued
	2,935	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	2,994
	1,504	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	1,464

			22,348

		Capital Markets — 0.3%
		Goldman Sachs Group, Inc. (The),
	500	Series L, VAR, 5.700%, 05/10/19	504
	2,645	Series M, VAR, 5.375%, 05/10/20	2,622
	2,020	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	2,023
		UBS Group AG, (Switzerland),
	1,900	Reg. S, VAR, 7.000%, 02/19/25	1,980
	2,682	Reg. S, VAR, 7.125%, 02/19/20	2,705

			9,834

		Diversified Financial Services — 0.1%
GBP	1,446	HBOS Capital Funding LP, (United Kingdom), Reg. S, VAR, 6.461%, 11/30/18	1,898

		Total Financials	34,080

		Telecommunication Services — 0.2%
		Wireless Telecommunication Services — 0.2%
		Telefonica Europe B.V., (Netherlands),
EUR	200	Reg. S, VAR, 5.875%, 03/31/24	215
EUR	2,500	Reg. S, VAR, 6.500%, 09/18/18	2,779
EUR	2,200	Reg. S, VAR, 7.625%, 09/18/21	2,576

		Total Telecommunication Services	5,570

		Total Preferred Securities (Cost $45,918)	43,712

	U.S. Treasury Obligations — 9.8%
	104,275	U.S. Treasury Inflation Indexed Bonds, 1.000%, 02/15/46	108,246
	174,215	U.S. Treasury Inflation Indexed Notes, 0.125%, 07/15/26	170,295

		Total U.S. Treasury Obligations (Cost $291,950)	278,541

SHARES
	Common Stocks — 0.0% (g)
		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
	27	NII Holdings, Inc. (a)	47

		Utilities — 0.0% (g)
		Electric Utilities — 0.0% (g)
	42	Vistra Energy Corp. (a)	581

		Total Common Stocks (Cost $1,139)	628

	Preferred Stock — 0.0% (g)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
	– (h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @ (Cost $344)	321

PRINCIPAL AMOUNT
	Loan Assignments — 0.9%
		Consumer Discretionary — 0.4%
		Diversified Consumer Services — 0.0% (g)
	632	Spin Holdco, Inc., 1st Lien Initial Term Loan, VAR, 4.250%, 11/14/19	626
		Hotels, Restaurants & Leisure — 0.2%
	128	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	128
	5,581	Lila Mexican Holdings LLC, Tranche B, VAR, 3.538%, 08/11/22	5,468
	778	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	786

			6,382

		Media — 0.2%
	400	iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	310
	949	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	733
	635	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	636
	1,211	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,212
	977	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	976

			3,867

		Specialty Retail — 0.0% (g)
	100	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	64
	627	Petsmart, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/11/22	629

			693

		Total Consumer Discretionary	11,568

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.0% (g)
886	Albertson’s LLC, Term Loan B-6, VAR, 4.750%, 06/22/23	888
594	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	595

		1,483

	Food Products — 0.1%
825	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	827
1,761	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.387%, 04/29/20	1,768
139	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	140

		2,735

	Total Consumer Staples	4,218

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
384	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	217

	Oil, Gas & Consumable Fuels — 0.0% (g)
460	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	257

	Total Energy	474

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
126	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	123

	Insurance — 0.0% (g)
254	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	254

	Total Financials	377

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
441	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.588%, 03/19/21	439
371	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.338%, 03/19/21	369

		808

	Health Care Providers & Services — 0.1%
342	Amsurg Corp., Initial Term Loan, VAR, 5.250%, 07/16/21	342
673	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	671

		1,013

	Total Health Care	1,821

	Industrials — 0.1%
	Airlines — 0.1%
970	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	969
	Commercial Services & Supplies — 0.0% (g)
99	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.004%, 11/06/20	97
386	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	379

		476

	Industrial Conglomerates — 0.0% (g)
190	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	162
	Marine — 0.0% (g)
401	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	286
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	442

		728

	Total Industrials	2,335

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
60	Avaya, Inc., Extending Tranche Term Loan B3, VAR, 5.390%, 10/26/17	53
130	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	114
571	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	494

		661

	IT Services — 0.1%
1,357	First Data Corp., Term Loan, VAR, 3.584%, 03/24/21	1,362

	Total Information Technology	2,023

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
339	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	343

	Containers & Packaging — 0.0% (g)
259	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	261

	Total Materials	604

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,258	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	1,261
394	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	396
291	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	292

	Total Telecommunication Services	1,949

	Total Loan Assignments (Cost $26,330)	25,369

SHARES
Short-Term Investment — 17.4%
	Investment Company — 17.4%
493,805	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l) (Cost $493,875)	493,953

	Total Investments — 108.9% (Cost $3,171,342)	3,097,504
	Liabilities in Excess of Other Assets — (8.9)%	(252,897)

	NET ASSETS — 100.0%	$2,844,607

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
128	Euro Bobl	12/08/16	EUR	17,830	(8)
105	Euro Bund	12/08/16	EUR	17,923	(423)
20	Euro Buxl 30-Year Bond	12/08/16	EUR	3,717	(374)
921	10 Year Australian Government Bond	12/15/16	AUD	87,634	(4,541)
10	U.S. Treasury Long Bond	03/22/17	USD	1,513	(6)
28	5 Year U.S. Treasury Note	03/31/17	USD	3,300	(11)
2,596	90 Day Eurodollar	06/19/17	USD	641,439	(848)
	Short Futures Outstanding
(3,266)	10 Year U.S. Treasury Note	03/22/17	USD	(406,668)	1,053
(300)	U.S. Treasury Long Bond	03/22/17	USD	(45,384)	248
(665)	U.S. Ultra Bond	03/22/17	USD	(107,335)	192
(24)	Long Gilt	03/29/17	GBP	(3,704)	6
(5,667)	5 Year U.S. Treasury Note	03/31/17	USD	(667,821)	1,229
(2,596)	90 Day Eurodollar	06/18/18	USD	(638,616)	2,298

					(1,185)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
43,515,548	COP	Citibank, N.A.†	01/05/17	14,097	14,059	(38)

326	EUR	Australia and New Zealand Banking Group Limited	01/05/17	351	346	(5)
346	EUR	Goldman Sachs International	01/05/17	371	367	(4)
1,932	EUR	National Australia Bank	01/05/17	2,071	2,052	(19)
66,632	EUR	Standard Chartered Bank	01/05/17	71,032	70,763	(269)
7,512	EUR	State Street Corp.	01/05/17	7,948	7,977	29
22,735	EUR	TD Bank Financial Group	01/05/17	24,259	24,145	(114)

399	GBP	Australia and New Zealand Banking Group Limited	01/05/17	496	499	3
256	GBP	BNP Paribas	01/05/17	319	321	2
28,452	GBP	Goldman Sachs International	01/05/17	35,307	35,641	334
6,975	GBP	National Australia Bank	01/05/17	8,651	8,738	87

2,951,704	INR	Standard Chartered Bank†	01/05/17	43,957	42,878	(1,079)

273,023	MXN	Royal Bank of Canada	01/05/17	14,580	13,213	(1,367)

				223,439	220,999	(2,440)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,027	AUD	TD Bank Financial Group	01/05/17	4,634	4,446	188

43,515,548	COP	Credit Suisse International†	01/05/17	14,235	14,059	176

203,470	EUR	BNP Paribas	01/05/17	219,966	216,084	3,882
6,120	EUR	Royal Bank of Canada	01/05/17	6,779	6,500	279

116,468	GBP	Royal Bank of Canada	01/05/17	144,978	145,895	(917)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,903,753	INR	Credit Suisse International†	01/05/17	27,765	27,654	111
1,047,951	INR	Goldman Sachs International†	01/05/17	15,522	15,224	298

273,023	MXN	Goldman Sachs International	01/05/17	13,397	13,213	184

				447,276	443,075	4,201

Credit Default Swaps-Buy Protection [1]

Corporate Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	0.850%	4,000	(215)	495
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.105	1,000	(50)	(132)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.131	2,825	(32)	(209)

					(297)	154

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INR	—	Indian Rupee
MXN	—	Mexican Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outsideof the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
†	—	Non-deliverable forward.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	27,212
Aggregate gross unrealized depreciation	(101,050)

Net unrealized appreciation/depreciation	(73,838)

Federal income tax cost of investments	3,171,342

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Telecommunication Services	$47	$—	$—	$47
Utilities	581	—	—	581

Total Common Stocks	628	—	—	628

Preferred Stock
Financials	—	—	321	321

Debt Securities
Asset-Backed Securities	—	136,085	124,441	260,526
Collateralized Mortgage Obligations
Agency CMO	—	94,178	—	94,178
Non-Agency CMO	—	68,490	2,858	71,348

Total Collateralized Mortgage Obligations	—	162,668	2,858	165,526

Commercial Mortgage-Backed Securities	—	217,805	64,692	282,497
Convertible Bonds
Consumer Discretionary	—	14,448	—	14,448
Energy	—	2,505	—	2,505
Health Care	—	4,058	—	4,058
Industrials	—	6,253	—	6,253
Information Technology	—	35,545	—	35,545

Total Convertible Bonds	—	62,809	—	62,809

Corporate Bonds
Consumer Discretionary	—	203,124	225	203,349
Consumer Staples	—	80,912	—	80,912
Energy	—	61,393	—	61,393
Financials	—	258,655	—	258,655
Health Care	—	101,475	—	101,475
Industrials	—	82,494	161	82,655
Information Technology	—	83,586	—	83,586
Materials	—	48,940	—	48,940
Real Estate	—	29,362	—	29,362
Telecommunication Services	—	129,934	306	130,240
Utilities	—	54,301	92	54,393

Total Corporate Bonds	—	1,134,176	784	1,134,960

Foreign Government Security	—	76,953	—	76,953
Mortgage Pass-Through Security	—	271,709	—	271,709
Preferred Securities
Energy	—	4,062	—	4,062
Financials	—	34,080	—	34,080
Telecommunication Services	—	5,570	—	5,570

Total Preferred Securities	—	43,712	—	43,712

U.S. Treasury Obligations	—	278,541	—	278,541

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Consumer Discretionary	—	11,568	—	11,568
Consumer Staples	—	4,218	—	4,218
Energy	—	474	—	474
Financials	—	377	—	377
Health Care	—	1,821	—	1,821
Industrials	—	2,335	—	2,335
Information Technology	—	2,023	—	2,023
Materials	—	604	—	604
Telecommunication Services	—	1,949	—	1,949

Total Loan Assignments	—	25,369	—	25,369

Short-Term Investment
Investment Company	493,953	—	—	493,953

Total Investments in Securities	$494,581	$2,409,827	$193,096	$3,097,504

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,573	$—	$5,573
Futures Contracts	5,026	—	—	5,026
Swaps	—	280	—	280

Total Appreciation in Other Financial Instruments	$5,026	$5,853	$—	$10,879

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,812)	$—	$(3,812)
Futures Contracts	(6,211)	—	—	(6,211)
Swaps	—	(423)	—	(423)

Total Depreciation in Other Financial Instruments	$(6,211)	$(4,235)	$—	$(10,446)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Unconstrained Debt Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Asset-Backed Securities	$120,318	$—	$207	$151		$1,602	$(45,072)	$74,635	$(27,400)	$124,441
Collateralized Mortgage Obligations — Non-Agency CMO	2,976	—	(98)	12		—	(32)	—	—	2,858
Commercial Mortgage-Backed Securities	33,245	—	(1,448)	30		27,943	(4,113)	11,921	(2,886)	64,692
Corporate Bonds — Consumer Discretionary	553	(2)	8	—	(a)	—	(334)	—	—	225
Corporate Bonds — Industrials	963	(13)	28	(7)		—	(430)	—	(380)	161
Corporate Bonds — Materials	312	—	—	—		—	—	—	(312)	—
Corporate Bonds — Telecommunication Services	—	(42)	55	3		—	(102)	392	—	306
Corporate Bonds — Utilities	—	—	92	—		—	—	—	—	92
Loan Assignments — Industrials	169	(6)	5	—	(a)	—	(38)	—	(130)	—
Loan Assignments — Materials	266	—	27	—	(a)	—	(293)	—	—	—
Preferred Stock — Financials	—	—	(9)	—		—	—	330	—	321

	$158,802	$(63)	$(1,133)	$189		$29,545	$(50,414)	$87,278	$(31,108)	$193,096

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(1,214,000)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$94,961	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.17%)
			Constant Default Rate	0.00% - 30.00% (8.94%)
			Yield (Discount Rate of Cash Flows)	1.26% - 15.00% (5.11%)

Asset-Backed Securities	94,961

	411	Discounted Cash Flow	Constant Prepayment Rate	21.26% (21.26%)
			Constant Default Rate	1.84% (1.84%)
			Yield (Discount Rate of Cash Flows)	10.41% (10.41%)

Collateralized Mortgage Obligations	411

	51,562	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% - 115.51% (20.19%)

Commercial Mortgage-Backed Securities	51,562

	306	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	19.12% - 40.45% (29.87%)
Corporate Bonds	306

Total	$147,240

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $45,856,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 15.7%
	New York — 15.7%
2,100	City of New York, Fiscal Year 1994, Series H, Subseries H-3, GO, VRDO, AGM, 0.600%, 12/01/16	2,100
	City of New York, Fiscal Year 2006,
4,645	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.590%, 12/01/16	4,645
4,000	Series I, Subseries I-8, GO, VRDO, LOC: State Street Bank & Trust, 0.580%, 12/01/16	4,000
	City of New York, Fiscal Year 2008,
1,700	Series J, Subseries J-5, GO, VRDO, 0.590%, 12/01/16	1,700
300	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.590%, 12/01/16	300
	City of New York, Fiscal Year 2013,
1,530	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Corporate Bank, 0.600%, 12/01/16	1,530
1,600	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.600%, 12/01/16	1,600
100	City of New York, Fiscal Year 2016, Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 0.570%, 12/01/16	100
	Metropolitan Transportation Authority,
5,400	Series 2005 D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.600%, 12/01/16	5,400
2,770	Series 2015 E-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.550%, 12/01/16	2,770
3,000	Series 2015 E-5, Rev., VRDO, LOC: U.S. Bank N.A., 0.550%, 12/01/16	3,000
5,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.740%, 12/01/16	5,000
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB-2, Rev., VRDO, 0.600%, 12/01/16	5,000
	New York City Transitional Finance Authority,
8,000	Series A, Subseries A-4, Rev., VRDO, 0.540%, 12/01/16	8,000
1,000	Series C, Subseries C-4, Rev., 0.590%, 12/01/16	1,000
1,870	Series C, Subseries C-5, Rev., 0.590%, 12/01/16	1,870
100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.460%, 12/01/16	100
2,800	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Subseries A-4, Rev., VRDO, 0.590%, 12/01/16	2,800
6,175	New York State Dormitory Authority, Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/01/16 (e)	6,175
1,100	New York State Housing Finance Agency, 605 West 42 Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.740%, 12/01/16	1,100
1,800	New York State Local Government Assistance Corp., Series SG-100, GO, LIQ: Societe Generale, 0.690%, 12/01/16	1,800
6,950	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, 0.640%, 12/01/16	6,950
7,400	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries 2005 B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.510%, 12/01/16	7,400

	Total Daily Demand Notes (Cost $74,340)	74,340

Weekly Demand Notes — 75.4%
	New York — 75.4%
2,780	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.590%, 12/07/16	2,780
1,890	Albany Industrial Development Agency, Civic Facility, Medical Center Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.680%, 12/07/16	1,890
4,385	Dutchess County Industrial Development Agency, Civic Facility, Anderson Foundation Autism Inc., Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.600%, 12/07/16	4,385
4,605	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.590%, 12/07/16	4,605
850	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.650%, 12/07/16	850

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
5,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.550%, 12/07/16	5,000
4,435	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.560%, 12/07/16	4,435
10,385	Nassau Health Care Corp., Nassau County Guaranteed, Series 2009, Subseries C-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	10,385
2,400	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.560%, 12/07/16	2,400
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, LOC: Citibank N.A., 0.590%, 12/07/16	6,665
4,350	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.530%, 12/07/16	4,350
2,300	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	2,300
1,300	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.590%, 12/07/16	1,300
9,200	New York City Industrial Development Agency, Korean Air Lines Co., Ltd. Project, Series 1997C, Rev., VRDO, LOC: Kookmin Bank, 0.830%, 12/07/16	9,200
	New York City Trust for Cultural Resources, Metropolitan Museum of Art,
12,950	Subseries A-1, Rev., VRDO, 0.530%, 12/07/16	12,950
600	Subseries A-2, Rev., VRDO, 0.530%, 12/07/16	600
9,220	New York City Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	9,220
	New York Liberty Development Corp.,
15,525	Series 2015-XF2146, Rev., VRDO, LIQ: Citibank N.A., 0.610%, 12/07/16 (e)	15,525
7,500	Series 2015-XF2153, Rev., VRDO, LIQ: Citibank N.A., 0.610%, 12/07/16 (e)	7,500
6,265	New York Municipal Water Finance Authority, Series 2015-ZF0264, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.590%, 12/07/16 (e)	6,265
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.550%, 12/07/16	550
6,755	New York State Dormitory Authority, Catholic Health System, Series 2006A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.580%, 12/07/16	6,755
10,000	New York State Dormitory Authority, Columbia University, Series B, Rev., VRDO, 0.520%, 12/07/16	10,000
	New York State Dormitory Authority, Cornell University,
3,925	Series 2004A, Rev., VRDO, 0.520%, 12/07/16	3,925
6,300	Series 2004B, Rev., VRDO, 0.520%, 12/07/16	6,300
2,655	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.570%, 12/07/16	2,655
5,000	New York State Dormitory Authority, St. John’s University, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.530%, 12/07/16	5,000
15,220	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.570%, 12/07/16	15,220
2,800	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.570%, 12/07/16	2,800
1,750	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.650%, 12/07/16	1,750
	New York State Housing Finance Agency, 42nd and 10th Housing,
5,040	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.570%, 12/07/16	5,040
2,100	Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.610%, 12/07/16	2,100

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
6,860	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.570%, 12/07/16	6,860
10,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/07/16	10,000
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., FNMA, LIQ: FNMA, 0.590%, 12/07/16	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.540%, 12/07/16	4,085
2,000	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.560%, 12/07/16	2,000
17,500	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.710%, 12/07/16	17,500
10,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/16	10,000
10,000	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/07/16	10,000
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.590%, 12/07/16	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	1,500
1,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.620%, 12/07/16	1,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.590%, 12/07/16	1,600
1,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.620%, 12/07/16	1,700
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series 2016-XF2279, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	4,800
3,950	New York State, Housing Finance Agency, 42 & 10 Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.570%, 12/07/16	3,950
4,870	Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Series 2007, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.590%, 12/07/16	4,870
3,500	Onondaga County Trust Cultural Resources, Syracuse University Project, Series 2010A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/07/16	3,500
2,610	Putnam County Industrial Development Authority, Civic Facilities, United Cerebral Palsy of Putnam and Southern Dutchess Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.560%, 12/07/16	2,610
2,835	Saratoga County Capital Resource Corp., The Saratoga Hospital Project, Series 2014, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.590%, 12/07/16	2,835
8,290	Saratoga County, Industrial Development Agency, Civic Facilities, Saragota Hospital Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.590%, 12/07/16	8,290
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.630%, 12/07/16	5,000
	Tender Option Bond Trust Receipts/CTFS Various State,
8,760	Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.580%, 12/07/16 (e)	8,760
11,625	Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	11,625
3,170	Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 0.580%, 12/07/16 (e)	3,170
4,000	Series 2016-XF2344, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	4,000
2,000	Series 2016-ZF0269, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.650%, 12/07/16 (e)	2,000
2,385	Series 2016-ZF0275, Rev., VRDO, LIQ: TD Bank N.A., 0.600%, 12/07/16 (e)	2,385
1,460	Series 2016-ZF0381, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.590%, 12/07/16 (e)	1,460

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
23,000	Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.620%, 12/07/16 (e)	23,000
4,635	Series 2016-ZF0505, Rev., VRDO, LIQ: Royal Bank of Canada, 0.580%, 12/07/16 (e)	4,635
2,230	Series 2016-ZF0506, Rev., VRDO, LIQ: Royal Bank of Canada, 0.580%, 12/07/16 (e)	2,230
1,930	Series 2016-ZF0507, Rev., VRDO, LIQ: Royal Bank of Canada, 0.520%, 12/07/16 (e)	1,930
2,500	Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 0.580%, 12/07/16 (e)	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 0.580%, 12/07/16 (e)	3,500
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
100	Series 2001B, Rev., VRDO, LOC: State Street Bank & Trust, 0.520%, 12/07/16	100
4,590	Series 2003B, Subseries 2003 B-1, Rev., VRDO, LOC: PNC Bank, 0.570%, 12/07/16	4,590

	Total Weekly Demand Notes (Cost $358,235)	358,235

SHARES
Variable Rate Demand Preferred Shares — 8.8%
	Nuveen New York AMT-Free Municipal Income Fund, Inc.
4,200	Series 2, VRDO, LIQ: Citibank N.A., 0.640%, 12/07/16 # (e)	4,200
17,700	Series 3, VRDO, LIQ: Citibank N.A., 0.640%, 12/07/16 # (e)	17,700
20,000	Nuveen New York Dividend Advantage Municipal Fund, Inc., VRDO, LIQ: Toronto-Dominion Bank, 0.690%, 12/07/16 # (e)	20,000

	Total Variable Rate Demand Preferred Shares (Cost $41,900)	41,900

	Total Investments — 99.9% (Cost $474,475) *	474,475
	Other Assets in Excess of Liabilities — 0.1%	299

	NET ASSETS — 100.0%	$474,774

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2016.

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$474,475	$—	$474,475

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.5% (t)
	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,087
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,380

	Total New Jersey	2,467

	New York — 96.6%
	Education — 5.0%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,291
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,407
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,554
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	1,994
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,175
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,441
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,893
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,777
2,000	Series A, Rev., 5.000%, 07/01/32	2,290
135	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	147
330	New York State Dormitory Authority, School Districts, Building Finance Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	359
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,175
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,209

		22,712

	General Obligation — 12.4%
	Burnt Hills-Ballston Lake Central School District,
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
1,000	City of Buffalo, New York, Series B, GO, 5.000%, 11/15/22	1,145
	City of New York, Fiscal Year 2008,
3,970	Series A-1, GO, 5.000%, 08/01/18	4,074
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,141
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,197
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,131
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,144
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,075
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,541
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,279
685	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	702
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,295
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,339
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,585
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	990
765	Series B, GO, 5.000%, 12/15/22	891
500	Series B, GO, 5.000%, 12/15/23	575
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,058
920	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	976
	Nassau County, General Improvement,
1,000	Series A, GO, 5.000%, 01/01/25	1,148
4,220	Series C, GO, AGC, 5.000%, 10/01/24	4,637
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,485
80	Nassau County, Unrefunded Balance, Series C, GO, AGM, 5.000%, 07/01/22	84

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
60	Nassau County, Unrefunded Balance, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	65
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,073
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,085
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,373

		56,198

	Hospital — 3.6%
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,176
370	Rev., NATL-RE, 5.750%, 07/01/19	408
4,875	Series A2, Rev., 5.000%, 07/01/26	5,147
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,083
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,104
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.000%, 07/01/26	2,182
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,123

		16,223

	Housing — 0.3%
1,335	New York State Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.500%, 10/01/44	1,388

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,628

	Other Revenue — 22.3%
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/20	70
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,015
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,603
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,008
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,608
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,225
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,449
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,184
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,596
1,525	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Subseries C-1, Rev., 5.000%, 11/01/27	1,749
2,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Subseries A-1, Rev., 5.000%, 08/01/32	2,266
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,547
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,782
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,128
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,128
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	246
335	Series B, Rev., 5.000%, 11/01/18	341
1,465	Series B, Rev., 5.000%, 11/01/20	1,489
1,545	Subseries A-1, Rev., 5.000%, 05/01/26	1,671
	New York Convention Center Development Corporation, Hotel Unit fee Secured,
2,000	Rev., 5.000%, 11/15/30	2,275

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
2,090	Series B, Rev., Zero Coupon, 11/15/31	1,172
2,000	Series B, Rev., Zero Coupon, 11/15/33	1,018
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,040
2,500	Series A, Rev., 5.000%, 04/01/20	2,622
205	New York State Dormitory Authority, Series A, Rev., NATL-IBC, 5.000%, 07/01/20	206
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	5,989
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,885
3,100	Series A, Rev., 5.000%, 03/15/31	3,534
2,000	Series A, Rev., 5.000%, 03/15/32	2,267
2,500	Series B, Rev., 5.000%, 03/15/32	2,857
2,500	Series B, Rev., 5.000%, 03/15/33	2,844
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,806
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,124
3,000	Series B, Rev., 5.250%, 01/01/25	3,184
7,000	Series C, Rev., 5.000%, 01/01/25	7,400
1,500	Series D, Rev., 5.375%, 01/01/21	1,620
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	5,858
2,500	Series A, Rev., 5.000%, 10/15/30	2,921
530	TSASC, Inc., Tobacco Settlement, Asset-Backed, Rev., 4.750%, 06/01/22	530
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,158
1,000	Series A, Rev., 5.000%, 07/01/23	1,078

		101,493

	Prerefunded — 12.4%
30	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	31
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.625%, 04/01/19 (p)	2,190
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/18 (p)	1,076
1,000	Series A, Rev., 5.125%, 11/15/18 (p)	1,076
3,000	Series B, Rev., 5.250%, 11/15/19 (p)	3,329
	Metropolitan Transportation Authority, Transportation,
1,615	Series C, Rev., 6.250%, 11/15/18 (p)	1,774
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 05/15/19 (p)	1,016
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/18 (p)	3,176
335	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series B, Rev., 5.000%, 05/01/17 (p)	341
865	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/19 (p)	951
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	16
3,100	New York State Dormitory Authority, State Personal Income Tax, Education, Series C, Rev., 5.000%, 03/15/18 (p)	3,256
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	1,874
990	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/18 (p)	1,066
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/18 (p)	1,578
5,000	Series B, Rev., 5.000%, 10/01/17 (p)	5,169
5,695	Series B, Rev., 5.000%, 10/01/18 (p)	6,091
3780	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 09/15/17 (p)	3904
3,495	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/17 (p)	3,644
	Triborough Bridge & Tunnel Authority,
6,305	Series A, Rev., 5.000%, 11/15/17 (p)	6,553
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	607
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,280
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,313

		56,311

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 12.1%
	New York State Dormitory Authority, State Personal Income Tax,
1,500	Series A, Rev., 5.000%, 12/15/28	1,692
3,985	Series A, Rev., 5.250%, 02/15/23	4,314
2,000	Series B, Rev., 5.000%, 03/15/20	2,163
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
5,000	Series A, Rev., 5.000%, 03/15/30	5,713
1,715	Series E, Rev., 5.000%, 02/15/29	1,906
10	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	11
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,392
2,890	Series A, Rev., 5.000%, 03/15/26	3,104
2,705	Series A, Rev., 5.000%, 03/15/27	2,904
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,000	Series A, Rev., 5.000%, 03/15/28	2,217
3,700	Series A, Rev., 5.250%, 03/15/19	4,015
	New York State Urban Development Corp., State Personal Income Tax,
3,000	Series A, Rev., 5.000%, 03/15/22	3,435
2,500	Series A, Rev., 5.000%, 03/15/27	2,930
3,000	Series A, Rev., 5.000%, 03/15/31	3,437
2,500	Series A, Rev., 5.000%, 03/15/32	2,844
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,636
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,812
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,112
1,505	New York State Urban Development Corp., Unrefunded Balance, State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/24	1,565

		55,202

	Transportation — 15.5%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/30	2,428
5,000	Subseries B-1, Rev., 5.000%, 11/15/34	5,640
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	2,853
2,000	Series A-1, Rev., 4.000%, 11/15/33	2,011
2,000	Series A-1, Rev., 5.000%, 11/15/32	2,230
385	Series C, Rev., 6.250%, 11/15/23	422
1,500	Subseries C-1, Rev., 5.250%, 11/15/30	1,715
2,000	Subseries D-1, Rev., 5.000%, 11/15/31	2,240
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,079
1,000	Series K, Rev., 5.000%, 01/01/28	1,148
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
6,000	Series A, Rev., 5.000%, 04/01/26	6,606
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,245
2,000	New York State Thruway Authority, Junior Indebtedness, Series 2016A, Rev., 5.000%, 01/01/34	2,220
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,164
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,042
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,192
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,244
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,320
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,122
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,215
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,259
1,000	Port Authority of New York & New Jersey, Consolidated 189, Series 189, Rev., 5.000%, 05/01/30	1,141
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,000

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
1,010	Series C, Rev., 5.000%, 11/15/21	1,080
1,455	Series C, Rev., 5.000%, 11/15/23	1,555
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,045
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.000%, 11/15/31	1,153
2,000	Series A, Rev., 5.000%, 11/15/33	2,283
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation,
2,000	Series 2013A, Subseries A, Rev., Zero Coupon, 11/15/30	1,190
3,000	Subseries A, Rev., Zero Coupon, 11/15/32	1,632

		70,474

	Utility — 4.9%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21	4,501
3,300	Series E, Rev., BHAC-CR FGIC, 5.000%, 12/01/21	3,300
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,594
	Utility Debt Securitization Authority,
2,500	Rev., 5.000%, 12/15/32	2,870
1,500	Series A, Rev., 5.000%, 12/15/32	1,735
3,000	Series A, Rev., 5.000%, 12/15/33	3,454
2,500	Series A, Rev., 5.000%, 12/15/34	2,870
1,000	Series TE, Rev., 5.000%, 12/15/30	1,147

		22,471

	Water & Sewer — 7.1%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,109
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,468
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,536
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,307
2,000	Series EE, Rev., 5.000%, 06/15/28	2,321
1,500	Series GG, Rev., 5.000%, 06/15/31	1,711
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,756
3,000	Series A, Rev., 5.000%, 06/15/30	3,452
2,000	Series A, Rev., 5.000%, 06/15/33	2,267
4,175	Series B, Rev., 5.500%, 10/15/25 (p)	5,133

		32,060

	Total New York	439,160

	Puerto Rico — 0.4%
	Transportation — 0.4%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,049

	Total Municipal Bonds (Cost $430,489)	443,676

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
6,641	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $6,641)	6,641

	Total Investments — 99.0% (Cost $437,130)	450,317
	Other Assets in Excess of Liabilities — 1.0%	4,334

	NET ASSETS — 100.0%	$454,651

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,892
Aggregate gross unrealized depreciation	(4,705)

Net unrealized appreciation/depreciation	$13,187

Federal income tax cost of investments	$437,130

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,641	$443,676	$—	$450,317

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 37.4%
	ABN AMRO Bank N.V.,
124,000	0.950%, 12/15/16	123,963
150,000	0.960%, 12/22/16	149,934
	Banco Del Estado De Chile,
50,000	0.850%, 01/24/17	50,015
50,000	VAR, 1.072%, 12/21/16	50,040
95,000	VAR, 1.078%, 12/14/16	95,089
120,000	VAR, 1.085%, 12/19/16	120,105
100,000	Bank of Montreal, 0.930%, 01/17/17	100,022
150,000	Bank of Nova Scotia (The), VAR, 1.298%, 01/13/17	150,185
337,000	Bank of Tokyo-Mitsubishi UFJ Ltd., VAR, 1.212%, 12/27/16	337,131
125,000	Banque Federative du Credit Mutuel S.A., 1.050%, 01/03/17	125,061
	Chiba Bank Ltd.,
122,000	0.830%, 12/22/16	122,016
70,000	0.840%, 12/06/16	70,004
80,000	0.840%, 12/07/16	80,005
	China Construction Bank Corp.,
100,000	0.900%, 12/13/16	100,000
300,000	0.900%, 12/14/16	300,000
	Cooperatieve Rabobank,
50,000	0.920%, 02/02/17	49,931
150,000	1.010%, 02/27/17	149,680
25,000	1.050%, 03/24/17	24,923
125,000	VAR, 1.252%, 01/24/17	125,078
125,000	VAR, 1.309%, 01/24/17	125,183
	Credit Agricole Corporate and Investment Bank,
150,000	VAR, 1.148%, 12/14/16	150,175
35,000	VAR, 1.160%, 12/19/16	35,040
	Credit Industriel et Commercial,
45,000	1.050%, 01/05/17	44,972
30,000	1.070%, 03/01/17	29,925
100,000	1.295%, 05/02/17	99,477
125,000	1.300%, 04/03/17	124,497
125,000	1.300%, 04/18/17	124,422
100,000	VAR, 1.072%, 12/19/16	100,076
135,000	Dexia Credit Local S.A., VAR, 1.044%, 12/08/16	135,059
	DZ Bank AG,
200,000	0.950%, 12/22/16	200,041
100,000	1.050%, 02/21/17	99,791
250,000	1.245%, 04/21/17	248,860
100,000	VAR, 0.967%, 12/12/16	99,992
90,000	VAR, 0.986%, 12/29/16	90,000
320,000	Industrial & Commercial Bank of China Ltd., 1.050%, 01/06/17	320,050
200,000	ING Bank N.V., VAR, 1.138%, 12/19/16	200,023
	KBC Bank N.V.,
300,000	1.050%, 12/30/16	299,810
150,000	1.050%, 01/13/17	149,831
25,000	1.050%, 01/26/17	24,957
150,000	Landesbank Hessen-Thueringen, 1.300%, 03/22/17	150,160
100,000	Macquarie Bank Ltd., 1.030%, 01/05/17	99,932
	Mitsubishi UFJ Trust & Banking Corp.,
25,000	0.990%, 12/13/16	24,994
50,000	1.310%, 03/15/17	49,839
100,000	1.330%, 04/18/17	99,529
150,000	VAR, 1.288%, 12/13/16	150,187
	Mizuho Bank Ltd.,
25,000	1.020%, 02/17/17	24,955
100,000	1.030%, 12/22/16	99,962
95,000	VAR, 1.238%, 12/14/16	95,055
90,000	VAR, 1.250%, 12/19/16	90,054
180,000	VAR, 1.288%, 12/13/16	180,168
40,000	National Australia Bank Ltd., VAR, 1.234%, 02/02/17	39,997
	Norinchukin Bank,
100,000	0.950%, 12/20/16	100,021
40,000	0.960%, 02/27/17	39,900
100,000	1.240%, 05/02/17	100,040
90,000	1.250%, 04/24/17	90,051
100,000	VAR, 1.233%, 12/07/16	100,145
100,000	VAR, 1.238%, 12/14/16	100,140
100,000	Oversea-Chinese Banking Corp. Ltd., 0.880%, 01/23/17	100,037
	Sumitomo Mitsui Banking Corp.,
30,000	VAR, 1.135%, 12/09/16	30,014
100,000	VAR, 1.288%, 12/14/16	100,120
	Sumitomo Mitsui Trust Bank Ltd.,
32,500	0.980%, 02/21/17	32,427
100,000	1.260%, 05/02/17	99,464
150,000	VAR, 1.182%, 12/21/16	150,093
150,000	VAR, 1.238%, 12/14/16	150,148
150,000	VAR, 1.288%, 12/13/16	150,180
	Svenska Handelsbanken AB,
200,000	VAR, 1.066%, 12/22/16	200,176
75,000	VAR, 1.080%, 12/19/16	75,078
125,000	VAR, 1.146%, 02/16/17	125,043
	Toronto-Dominion Bank (The),
35,000	VAR, 1.085%, 12/19/16	35,013
150,000	VAR, 1.280%, 01/17/17	150,302
100,000	UBS AG, VAR, 1.168%, 12/13/16	100,127
	Wells Fargo Bank N.A.,
128,700	VAR, 1.215%, 12/12/16	128,865
135,000	VAR, 1.261%, 01/23/17	135,148

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
25,000	VAR, 1.263%, 02/08/17	25,021
125,000	VAR, 1.298%, 01/09/17	125,183

	Total Certificates of Deposit (Cost $8,568,157)	8,572,931

Commercial Paper — 18.2% (n)
200,000	Agricultural Bank of China Ltd., 0.871%, 12/01/16 (e)	199,995
20,000	Albion Capital Corp. S.A./Albion Capital LLC, 0.851%, 01/25/17 (e)	19,982
	Atlantic Asset Securitization LLC,
100,000	1.003%, 12/15/16 (e)	99,978
100,000	1.003%, 12/16/16 (e)	99,977
200,000	Bank of Montreal, 0.932%, 12/14/16	199,964
85,750	Banque et Caisse d’Epargne de l’Etat, 0.721%, 01/09/17	85,704
50,000	Barton Capital S.A., 1.002%, 02/13/17 (e)	49,914
100,000	Bedford Row Funding Corp., VAR, 1.292%, 01/13/17 (e)	100,165
50,000	BNZ International Funding Ltd., VAR, 1.112%, 12/27/16 (e)	50,026
	Caisse des Depots et Consignations,
100,000	0.902%, 02/07/17 (e)	99,836
50,000	0.953%, 03/10/17 (e)	49,861
75,000	Canadian Imperial Bank of Commerce, VAR, 1.106%, 12/28/16 (e)	75,032
70,000	Cancara Asset Securitisation LLC, 1.003%, 12/14/16 (e)	69,986
75,000	China Construction Bank Corp., 1.052%, 01/09/17 (e)	74,921
	Commonwealth Bank of Australia,
15,000	VAR, 1.028%, 12/23/16 (e)	14,999
10,000	VAR, 1.063%, 12/28/16 (e)	9,999
50,000	VAR, 1.151%, 02/21/17 (e)	50,028
73,000	VAR, 1.234%, 01/27/17 (e)	73,078
	Credit Agricole Corporate and Investment Bank,
15,000	0.953%, 02/21/17	14,973
100,000	VAR, 1.162%, 12/19/16 (e)	100,124
	Crown Point Capital Co. LLC,
185,000	1.334%, 04/24/17 (e)	185,198
100,000	VAR, 1.300%, 12/14/16 (e)	100,059
50,000	DBS Bank Ltd., 1.003%, 03/15/17 (e)	49,896
100,000	DNB Bank ASA, VAR, 1.113%, 12/27/16	100,105
70,000	Erste Abwicklungsanstalt, VAR, 0.997%, 12/05/16 (e)	70,050
	ING U.S. Funding LLC,
100,000	VAR, 1.103%, 12/07/16 (e)	100,107
75,000	VAR, 1.130%, 04/03/17 (e)	75,088
	Kells Funding LLC,
150,000	0.912%, 02/16/17 (e)	149,733
100,000	0.942%, 12/15/16 (e)	99,980
100,000	1.034%, 03/06/17 (e)	99,754
135,000	1.054%, 02/22/17 (e)	134,729
125,000	VAR, 0.918%, 12/23/16 (e)	125,006
136,750	LMA-Americas LLC, 1.338%, 03/01/17 (e)	136,375
75,000	Manhattan Asset Funding Co. LLC, VAR, 1.238%, 12/14/16 (e)	75,113
37,516	Mont Blanc Capital Corp., 0.952%, 12/12/16 (e)	37,510
300,600	Natixis S.A., VAR, 1.163%, 12/01/16 (e)	300,967
50,000	Nieuw Amsterdam Receivables Corp., 0.942%, 12/13/16 (e)	49,991
70,000	Ridgefield Funding Co. LLC, Series A,VAR, 1.233%, 12/07/16 (e)	70,098
	Starbird Funding Corp.,
85,000	VAR, 1.205%, 12/19/16 (e)	85,086
125,000	VAR, 1.248%, 12/27/16 (e)	125,154
100,000	VAR, 1.617%, 12/27/16 (e)	100,121
100,000	Versailles Commercial Paper LLC, 1.053%, 12/19/16 (e)	99,971
90,200	Victory Receivables Corp., 1.022%, 12/07/16 (e)	90,191
	Westpac Securities NZ Ltd.,
25,000	VAR, 0.973%, 12/01/16 (e)	25,002
50,000	VAR, 1.063%, 12/28/16 (e)	50,010
100,000	Working Capital Management Co., 1.033%, 12/19/16 (e)	99,971

	Total Commercial Paper (Cost $4,171,354)	4,173,807

Daily Demand Notes — 1.8%
	California — 0.3%
70,000	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series B, Rev., VRDO, LOC: Canadian Imperial Bank, 0.550%, 12/01/16	70,000

	Georgia — 0.1%
18,000	Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/01/16	18,000

	Kentucky — 0.1%
35,000	Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project, Series A, Rev., VRDO, 0.570%, 12/01/16	35,000

	Mississippi — 0.7%
30,000	County of Jackson, Port Facility, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.520%, 12/01/16	30,000
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
35,000	Series A, Rev., VRDO, 0.520%, 12/01/16	35,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Mississippi — continued
30,000	Series B, Rev., VRDO, 0.550%, 12/01/16	30,000
32,000	Series E, Rev., VRDO, 0.550%, 12/01/16	32,000
30,000	Series F, Rev., VRDO, 0.540%, 12/01/16	30,000

		157,000

	New York — 0.6%
28,200	City of New York, Fiscal Year 2006, Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 0.570%, 12/01/16	28,200
51,040	City of New York, Fiscal Year 2008, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.590%, 12/01/16	51,040
22,000	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 12/01/16	22,000
41,005	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.570%, 12/01/16	41,005

		142,245

	Total Daily Demand Notes (Cost $422,245)	422,245

Repurchase Agreements — 14.3%
50,000	BNP Paribas, 0.650%, dated 11/30/16, due 12/06/16, repurchase price $50,005, collateralized by Asset-Backed Securities, 0.000% - 8.260%, due 03/17/21 - 09/25/36, Corporate Bonds, 0.000% - 9.250%, due 06/01/18 - 12/15/55, and Corporate Notes, 4.500% - 8.450%, due 06/15/18 - 10/03/18, with a value of $54,775.	50,000
87,500	Citigroup Global Markets, Inc., 1.274%, dated 11/30/16, due 01/19/17, repurchase price $87,655, collateralized by Asset-Backed Securities, 0.000% - 5.132%, due 04/08/39 - 12/26/50, with a value of $94,500.	87,500
87,500	Citigroup Global Markets, Inc., 1.274%, dated 11/30/16, due 01/19/17, repurchase price $87,655, collateralized by Corporate Bonds, 0.000% - 11.750%, due 06/22/17 - 04/15/22, Corporate Notes, 5.500%, due 08/06/22, Municipal Debt Securities, 0.000%, due 09/01/22 and Sovereign Government Securities, 0.000% - 13.625%, due 12/26/16 - 01/08/46, with a value of $94,500.	87,500
250,000	Credit Suisse, 0.660%, dated 11/30/16, due 12/07/16, repurchase price $250,032, collateralized by Collateralized Mortgage Obligations, 0.744% - 25.373%, due 10/19/26 - 11/15/48 and Commercial Paper, 0.000%, due 12/01/16 - 01/17/17, with a value of $268,310.	250,000
300,000	Credit Suisse, 1.042%, dated 11/30/16, due 12/13/16, repurchase price $300,113, collateralized by Collateralized Mortgage Obligations, 0.000% - 50.798%, due 03/25/18 - 01/15/59, with a value of $324,001.	300,000
350,000	HSBC Securities USA, Inc., 0.660%, dated 11/30/16, due 12/01/16, repurchase price $350,006, collateralized by Corporate Bonds, 3.875% - 12.000%, due 03/01/17 - 10/29/49 and Corporate Notes, 5.750%, due 01/15/25, with a value of $378,000.	350,000
125,000	Merrill Lynch PFS, Inc., 1.110%, dated 11/30/16, due 01/04/17, repurchase price $125,135, collateralized by Asset-Backed Securities, 0.000% - 0.904%, due 10/27/27 - 09/25/35 and Collateralized Mortgage Obligations, 1.860%, due 09/28/44, with a value of $134,506.	125,000
455,000	Merrill Lynch PFS, Inc., 1.110%, dated 11/30/16, due 01/04/17, repurchase price $455,491, collateralized by Asset-Backed Securities, 0.000% - 5.920%, due 09/16/19 - 07/25/60, Certificates Of Deposit, 0.000% - 1.600%, due 01/09/17 - 10/12/17, and Collateralized Mortgage Obligations, 0.000% - 6.000%, due 11/17/26 - 09/22/47, with a value of $490,221.	455,000
250,000	Societe Generale S.A., 0.610%, dated 11/30/16, due 12/01/16, repurchase price $250,004, collateralized by Corporate Bonds, 0.000% - 11.000%, due 01/23/17 - 12/31/99, Corporate Notes, 3.400%, due 03/29/21, and Sovereign Government Securities, 5.500% - 5.875%, due 01/15/19 - 07/12/20, with a value of $270,005.	250,000
700,000	Societe Generale S.A., 0.640%, dated 11/30/16, due 12/07/16, repurchase price $700,087, collateralized by Corporate Bonds, 0.000% - 11.000%, due 08/15/19 - 09/15/25 and Sovereign Government Securities, 4.250% - 12.250%, due 03/11/19 - 05/30/40, with a value of $756,094.	700,000
450,000	Wells Fargo Securities LLC, 0.560%, dated 11/30/16, due 12/01/16, repurchase price $450,007, collateralized by Asset-Backed Securities, 0.000% - 6.000%, due 06/15/17 - 07/15/64 and Corporate Bonds, 0.000% - 11.250%, due 06/01/17 - 03/15/24, with a value of $486,008.	450,000
175,000	Wells Fargo Securities LLC, 0.610%, dated 11/30/16, due 12/06/16, repurchase price $175,018, collateralized by Asset-Backed Securities, 0.000% - 6.830%, due 03/25/21 - 11/26/57, with a value of $189,022.	175,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued

	Total Repurchase Agreements (Cost $3,280,000)	3,280,000

Time Deposits — 14.1%
100,000	ABN AMRO Bank N.V., 0.470%, 12/02/16	100,000
295,000	Chiba Bank Ltd., 0.440%, 12/01/16	295,000
350,000	China Construction Bank Corp., 0.500%, 12/02/16	350,000
100,000	Citibank N.A., 0.430%, 12/07/16	100,000
240,002	Credit Agricole Corporate and Investment Bank, 0.320%, 12/01/16	240,002
250,000	Credit Industriel et Commercial, 0.310%, 12/01/16	250,000
250,000	Industrial & Commercial Bank of China Ltd., 0.450%, 12/01/16	250,000
150,000	ING Bank N.V., 0.470%, 12/05/16	150,000
143,000	Natixis S.A., 0.320%, 12/01/16	143,000
	Royal Bank of Canada,
498,962	0.330%, 12/01/16	498,962
250,000	0.330%, 12/01/16	250,000
	Skandinaviska Enskilda Banken AB,
484,974	0.310%, 12/01/16	484,974
29,959	0.310%, 12/01/16	29,959
100,000	Standard Chartered Bank, 0.440%, 12/02/16	100,000

	Total Time Deposits (Cost $3,241,897)	3,241,897

U.S. Treasury Obligation — 1.3%
	U.S. Treasury Note — 1.3%
300,000	0.500%, 07/31/17 (Cost $299,573)	299,519

Weekly Demand Notes — 10.3%
	California — 1.5%
55,000	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.540%, 12/07/16	55,000
40,000	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	40,000
18,000	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America N.A., 0.510%, 12/07/16	18,000
21,720	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	21,720
115,100	Regents of the University of California, Series AL-1, Rev., VRDO, 0.510%, 12/07/16	115,100
	State of California,
30,000	Series A-6, GO, VRDO, LOC: Citibank N.A., 0.500%, 12/07/16	30,000
24,825	Series C-1, GO, VRDO, LOC: Bank of America N.A., 0.490%, 12/07/16	24,825
28,650	State of California, Kindergarten, Series B5, GO, VRDO, LOC: U.S. Bank N.A., 0.490%, 12/07/16	28,650

		333,295

	Colorado — 0.1%
34,165	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.540%, 12/07/16	34,165

	District of Columbia — 0.4%
35,000	District of Columbia, Medlantic/Helix Issue, Tranche II, Series 1998A, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	35,000
49,000	Metropolitan Washington Airports Authority, Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.570%, 12/07/16	49,000

		84,000

	Florida — 0.2%
37,000	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	37,000

	Georgia — 0.4%
88,815	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.580%, 12/07/16	88,815

	Illinois — 0.6%
28,200	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.580%, 12/07/16	28,200
100,000	Illinois State Toll Highway Authority, Series A-2B, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.540%, 12/07/16	100,000

		128,200

	Indiana — 0.3%
21,610	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.560%, 12/07/16	21,610
57,300	Indiana Health Facility Financing Authority, Ascension Health, Series E-6, Rev., VRDO, 0.570%, 12/07/16	57,300

		78,910

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Michigan — 0.1%
30,000	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.540%, 12/07/16	30,000

	Mississippi — 0.0% (g)
4,000	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series B, Rev., VRDO, 0.560%, 12/07/16	4,000

	Nevada — 0.4%
83,835	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.580%, 12/07/16	83,835

	New Jersey — 1.0%
	Jets Stadium Development LLC,
67,745	Series A-4A, VRDO, 0.720%, 12/07/16 (e)	67,745
65,800	Series A-4B, VRDO, 0.720%, 12/07/16 (e)	65,800
20,000	Series A-4C, VRDO, 0.720%, 12/07/16 (e)	20,000
72,445	Jets Stadium Finance Issuer 2015 LLC, VRDO, 0.720%, 12/07/16 (e)	72,445

		225,990

	New York — 3.7%
20,000	City of New York, Fiscal Year 2004, Series H, Subseries H-6, GO, VRDO, LOC: California Public Employees Retirement System, 0.560%, 12/07/16	20,000
50,000	City of New York, Fiscal Year 2006, Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.530%, 12/07/16	50,000
41,200	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	41,200
	City of New York, Fiscal Year 2012,
230,000	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	230,000
67,690	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	67,690
132,100	City of New York, Fiscal Year 2017, Series A, Subseries A-4, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	132,100
39,615	Metropolitan Transportation Authority, Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.540%, 12/07/16	39,615
59,770	Metropolitan Transportation Authority, Transportation, Subseries E-3, Rev., VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	59,770
36,000	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	36,000
31,000	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.580%, 12/07/16	31,000
26,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Subseries A-2, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/16	26,000
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
47,910	Series 2001B, Rev., VRDO, LOC: State Street Bank & Trust, 0.520%, 12/07/16	47,910
39,000	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	39,000
40,000	Series B, Subseries 2003 B-1, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	40,000

		860,285

	North Carolina — 0.1%
18,810	North Carolina Medical Care Commission, Health System, Catholic Health East Issue, Rev., VRDO, 0.520%, 12/07/16	18,810

	Ohio — 0.1%
20,435	Ohio State University, General Receipts, Series 2008 B, Rev., VRDO, 0.540%, 12/07/16	20,435

	Oregon — 0.1%
28,700	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.570%, 12/07/16	28,700

	Pennsylvania — 0.4%
16,700	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.550%, 12/07/16	16,700
40,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	40,000
18,305	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	18,305
26,245	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	26,245

		101,250

	Rhode Island — 0.2%
50,000	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.570%, 12/07/16	50,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — 0.2%
45,000	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.510%, 12/07/16	45,000

	Vermont — 0.2%
50,000	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series B, Rev., VRDO, AGM, LOC:TD BANK NA, 0.550%, 12/07/16	50,000

	Virginia — 0.2%
38,300	Loudoun County IDA, Howard Hughes Medical Institute, Series A, Rev., VRDO, 0.560%, 12/07/16	38,300

	West Virginia — 0.1%
21,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series 2014A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	21,000

	Total Weekly Demand Notes (Cost $2,361,990)	2,361,990

	Total Investments — 97.4% (Cost $22,345,216)	22,352,389
	Other Assets in Excess of Liabilities —2.6%	595,733

	NET ASSETS — 100.0%	$22,948,122

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(g)	—	Amount rounds to less than 0.05%.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,270
Aggregate gross unrealized depreciation	(97)

Net unrealized appreciation/depreciation	$7,173

Federal income tax cost of investments	$22,345,216

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below. Prior to October 14, 2016, securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act were valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may have resulted in periods during which value, as determined by amortized cost, was higher or lower than the price the Fund would receive if it sold the security.

Effective October 14, 2016, consistent with the amendments to Rule 2a-7 under the 1940 Act, the Prime Money Market Fund values its investments using market quotations that are (1) readily available and (2) for all other investments for which market quotations are readily available shall be valued at their fair value as determined in good faith by the Board.

The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis and at least on a quarterly basis with the AVC and the Board. Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – Quoted prices in active markets for identical investments.

• Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$ —	$22,352,389	$—	$22,352,389

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.9%
	American Credit Acceptance Receivables Trust,
61,144	Series 2013-1, Class C, 3.520%, 02/15/19 (e)	61,377
70,702	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	70,933
	American Homes 4 Rent Trust,
115,774	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	119,721
241,640	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	248,950
135,969	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	137,910
230,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 09/08/20	233,126
	B2R Mortgage Trust,
97,346	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	98,460
198,957	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	195,941
160,394	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	159,762
100,000	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.200%, 12/20/21 (e)	99,618
12,733	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	12,733
20,264	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	20,267
120,000	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class B, 1.780%, 06/17/19 (e)	120,392
94,216	Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	95,612
163,000	Colony American Finance Ltd., (Cayman Islands), Series 2016-2, Class A, 2.554%, 11/15/48 (e)	159,809
119,380	CPS Auto Receivables Trust, Series 2016-A, Class B, 3.340%, 05/15/20 (e)	121,375
	Drive Auto Receivables Trust,
165,000	Series 2015-AA, Class C, 3.060%, 05/17/21 (e)	166,790
78,680	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	78,787
156,000	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	157,485
	DT Auto Owner Trust,
57,276	Series 2014-2A, Class C, 2.460%, 01/15/20 (e)	57,374
130,000	Series 2015-3A, Class B, 2.460%, 11/15/19 (e)	130,495
95,000	Series 2016-1A, Class B, 2.790%, 05/15/20 (e)	95,641
	Exeter Automobile Receivables Trust,
220,000	Series 2015-3A, Class B, 3.590%, 08/16/21 (e)	223,003
121,396	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	121,739
174,000	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	172,985
225,000	Flagship Credit Auto Trust, Series 2013-2, Class B, 3.210%, 08/15/19 (e)	225,995
37,495	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	37,510
320,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	319,025
165,000	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	165,591
122,000	Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	122,044
100,000	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	100,205
100,467	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	100,664
	OneMain Financial Issuance Trust,
103,455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	103,527
145,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	144,906
236,669	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	235,776
124,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.920%, 07/15/47 (e)	124,156

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
184,000	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	179,752
200,000	United Auto Credit Securitization Trust, Series 2016-1, Class B, 2.730%, 05/15/18 (e)	200,512
167,796	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	167,605
97,120	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	97,140

	Total Asset-Backed Securities (Cost $5,480,459)	5,484,693

Corporate Bonds — 7.9%
	Consumer Discretionary — 0.5%
	Automobiles — 0.1%
80,000	Daimler Finance North America LLC, 8.500%, 01/18/31	120,731
80,000	Ford Motor Co., 6.500%, 08/01/18	85,981

		206,712

	Internet & Direct Marketing Retail — 0.0% (g)
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,105

	Media — 0.2%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,527
4,000	8.875%, 04/26/23	5,226
80,000	CBS Corp., 3.375%, 03/01/22	81,563
95,000	Historic TW, Inc., 6.625%, 05/15/29	115,913
75,000	NBCUniversal Media LLC, 4.375%, 04/01/21	80,869
	Viacom, Inc.,
50,000	3.250%, 03/15/23	48,685
5,000	3.875%, 04/01/24	5,005

		342,788

	Multiline Retail — 0.1%
75,000	Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	71,193
160,000	Target Corp., 2.500%, 04/15/26	151,838

		223,031

	Specialty Retail — 0.1%
50,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	52,281
50,000	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	50,451
	Lowe’s Cos., Inc.,
5,000	3.800%, 11/15/21	5,304
75,000	6.500%, 03/15/29	94,832

		202,868

	Total Consumer Discretionary	978,504

	Consumer Staples — 0.5%
	Beverages — 0.2%
	Anheuser-Busch InBev Finance, Inc.,
65,000	3.650%, 02/01/26	65,313
215,000	4.700%, 02/01/36	224,735
	Anheuser-Busch InBev Worldwide, Inc.,
75,000	5.375%, 01/15/20	81,846
5,000	7.750%, 01/15/19	5,585
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,006
19,000	Brown-Forman Corp., 4.500%, 07/15/45	19,893

		401,378

	Food & Staples Retailing — 0.2%
80,000	Kroger Co. (The), 5.400%, 07/15/40	86,849
75,000	Walgreen Co., 3.100%, 09/15/22	75,075
50,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	61,905

		223,829

	Food Products — 0.1%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	5,751
	Conagra Brands, Inc.,
79,000	3.200%, 01/25/23	78,824
5,000	3.250%, 09/15/22	5,006
125,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	127,917

		217,498

	Total Consumer Staples	842,705

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
80,000	3.250%, 11/15/21	81,516
75,000	4.750%, 08/01/43	72,977

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
50,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	51,852

		206,345

	Oil, Gas & Consumable Fuels — 0.8%
50,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	56,703
	Apache Corp.,
75,000	3.625%, 02/01/21	77,060
2,000	6.900%, 09/15/18	2,160
85,000	BP Capital Markets plc, (United Kingdom), 2.750%, 05/10/23	82,947
50,000	Buckeye Partners LP, 4.150%, 07/01/23	50,090
40,000	Canadian Natural Resources Ltd., (Canada), 3.900%, 02/01/25	39,238
100,000	ConocoPhillips, 5.900%, 10/15/32	112,143
50,000	Devon Energy Corp., 3.250%, 05/15/22	48,472
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,884
50,000	EnLink Midstream Partners LP, 4.400%, 04/01/24	48,661
	Enterprise Products Operating LLC,
1,000	3.900%, 02/15/24	1,020
75,000	5.100%, 02/15/45	74,192
48,000	Exxon Mobil Corp., 3.043%, 03/01/26	47,513
50,000	Magellan Midstream Partners LP, 4.250%, 02/01/21	52,893
75,000	Marathon Oil Corp., 6.800%, 03/15/32	77,609
80,000	Nexen Energy ULC, (Canada), 6.200%, 07/30/19	87,325
5,000	Noble Energy, Inc., 5.050%, 11/15/44	4,737
26,000	Occidental Petroleum Corp., 3.400%, 04/15/26	25,980
50,000	ONEOK Partners LP, 4.900%, 03/15/25	52,700
125,000	Petroleos Mexicanos, (Mexico), 4.875%, 01/24/22	121,625
50,000	Spectra Energy Partners LP, 4.750%, 03/15/24	52,693
	Statoil ASA, (Norway),
100,000	2.650%, 01/15/24	97,546
5,000	7.150%, 11/15/25	6,428
75,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	91,938
	Sunoco Logistics Partners Operations LP,
3,000	4.400%, 04/01/21	3,167
53,000	5.350%, 05/15/45	49,260
108,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	106,423
	TransCanada PipeLines Ltd., (Canada),
75,000	2.500%, 08/01/22	73,146
5,000	7.125%, 01/15/19	5,477

		1,553,030

	Total Energy	1,759,375

	Financials — 3.0%
	Banks — 1.2%
	Bank of America Corp.,
455,000	3.300%, 01/11/23	455,330
105,000	5.000%, 01/21/44	113,356
15,000	7.625%, 06/01/19	16,887
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,003
77,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	78,075
	Citigroup, Inc.,
75,000	6.125%, 05/15/18	79,476
100,000	8.125%, 07/15/39	146,499
21,000	Citizens Financial Group, Inc., 4.300%, 12/03/25	21,209
85,000	Cooperatieve Rabobank UA, (Netherlands), 4.500%, 01/11/21	91,533
	HSBC Holdings plc, (United Kingdom),
210,000	3.600%, 05/25/23	210,740
115,000	4.875%, 01/14/22	123,656
125,000	Huntington Bancshares, Inc., 2.300%, 01/14/22	121,463
79,000	KeyCorp, 5.100%, 03/24/21	86,564
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,817
	PNC Financial Services Group, Inc. (The),
75,000	3.300%, 03/08/22	77,429
5,000	3.900%, 04/29/24	5,127
4,000	Royal Bank of Canada, (Canada), Series CB8, 1.200%, 09/19/17	4,000
185,000	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	185,937
50,000	SunTrust Banks, Inc., 6.000%, 09/11/17	51,658

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
75,000	U.S. Bancorp, 3.700%, 01/30/24	78,237
	Wells Fargo & Co.,
178,000	4.100%, 06/03/26	180,851
105,000	Series M, 3.450%, 02/13/23	104,686
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,374

		2,247,907

	Capital Markets — 0.9%
101,000	Ameriprise Financial, Inc., 2.875%, 09/15/26	96,486
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,195
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,139
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,189
	CME Group, Inc.,
75,000	3.000%, 03/15/25	75,119
2,000	5.300%, 09/15/43	2,322
100,000	Credit Suisse AG, (Switzerland), 6.000%, 02/15/18	104,116
	Deutsche Bank AG, (Germany),
75,000	1.875%, 02/13/18	74,037
5,000	6.000%, 09/01/17	5,120
	Goldman Sachs Group, Inc. (The),
4,000	3.850%, 07/08/24	4,091
6,000	5.250%, 07/27/21	6,601
255,000	6.125%, 02/15/33	304,577
100,000	7.500%, 02/15/19	111,335
90,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	91,114
	Legg Mason, Inc.,
80,000	3.950%, 07/15/24	80,323
17,000	4.750%, 03/15/26	17,551
	Morgan Stanley,
185,000	3.125%, 07/27/26	176,524
2,000	4.300%, 01/27/45	1,981
275,000	5.500%, 07/28/21	305,715
5,000	Series F, 3.875%, 04/29/24	5,127
50,000	Raymond James Financial, Inc., 8.600%, 08/15/19	57,512
	State Street Corp.,
27,000	3.100%, 05/15/23	26,952
50,000	3.700%, 11/20/23	52,220
	TD Ameritrade Holding Corp.,
75,000	2.950%, 04/01/22	75,905
5,000	5.600%, 12/01/19	5,511

		1,692,762

	Consumer Finance — 0.3%
75,000	American Express Co., 7.000%, 03/19/18	79,948
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,020
185,000	Capital One Financial Corp., 4.750%, 07/15/21	200,712
90,000	Discover Financial Services, 3.850%, 11/21/22	91,072
	General Motors Financial Co., Inc.,
125,000	3.150%, 01/15/20	125,527
21,000	4.000%, 10/06/26	19,983
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,030

		527,292

	Diversified Financial Services — 0.1%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,235
211,000	GE Capital International Funding Co., Unlimited Co., (Ireland), 4.418%, 11/15/35	219,221
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	5,801
75,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	94,152

		324,409

	Insurance — 0.5%
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,079
100,000	5.850%, 01/16/18	104,529
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,014
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,400
	Chubb INA Holdings, Inc.,
100,000	2.700%, 03/13/23	99,122
5,000	5.900%, 06/15/19	5,478
80,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	84,001
125,000	Lincoln National Corp., 4.000%, 09/01/23	130,552
	Manulife Financial Corp., (Canada),
45,000	4.150%, 03/04/26	47,014
5,000	4.900%, 09/17/20	5,374
125,000	MetLife, Inc., 5.700%, 06/15/35	146,272

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Principal Financial Group, Inc.,
97,000	3.100%, 11/15/26	93,133
5,000	3.300%, 09/15/22	5,079
75,000	Prudential Financial, Inc., 4.500%, 11/16/21	81,351
75,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	81,929

		895,327

	Total Financials	5,687,697

	Health Care — 0.6%
	Biotechnology — 0.2%
85,000	AbbVie, Inc., 3.200%, 11/06/22	84,939
75,000	Amgen, Inc., 5.700%, 02/01/19	80,837
5,000	Biogen, Inc., 6.875%, 03/01/18	5,311
	Celgene Corp.,
75,000	2.875%, 08/15/20	75,806
5,000	3.625%, 05/15/24	5,026
55,000	Gilead Sciences, Inc., 3.700%, 04/01/24	56,442

		308,361

	Health Care Providers & Services — 0.2%
23,000	Aetna, Inc., 4.250%, 06/15/36	22,776
75,000	Anthem, Inc., 3.700%, 08/15/21	77,682
50,000	Cardinal Health, Inc., 3.200%, 03/15/23	50,345
70,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/25	69,703
75,000	Medco Health Solutions, Inc., 7.125%, 03/15/18	79,873
75,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	78,166

		378,545

	Life Sciences Tools & Services — 0.0% (g)
50,000	Life Technologies Corp., 6.000%, 03/01/20	54,706

	Pharmaceuticals — 0.2%
125,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	125,550
2,000	Actavis, Inc., 6.125%, 08/15/19	2,195
65,000	Shire Acquisitions Investments Ireland DAC, (Ireland), 2.875%, 09/23/23	61,774
125,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	141,062
	Zoetis, Inc.,
5,000	1.875%, 02/01/18	4,992
75,000	3.250%, 02/01/23	74,290

		409,863

	Total Health Care	1,151,475

	Industrials — 0.7%
	Aerospace & Defense — 0.2%
75,000	Boeing Co. (The), 6.125%, 02/15/33	96,022
100,000	Lockheed Martin Corp., 3.100%, 01/15/23	101,129
50,000	Northrop Grumman Corp., 3.250%, 08/01/23	51,128
100,000	Precision Castparts Corp., 3.250%, 06/15/25	101,072

		349,351

	Air Freight & Logistics — 0.1%
80,000	FedEx Corp., 3.900%, 02/01/35	75,648
50,000	United Parcel Service, Inc., 6.200%, 01/15/38	65,441

		141,089

	Building Products — 0.1%
75,000	Johnson Controls, Inc., 3.625%, 07/02/24	76,997

	Commercial Services & Supplies — 0.1%
75,000	Republic Services, Inc., 4.750%, 05/15/23	81,761
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,410

		87,171

	Construction & Engineering — 0.0% (g)
80,000	ABB Finance USA, Inc., 2.875%, 05/08/22	80,861

	Electrical Equipment — 0.0% (g)
75,000	Eaton Corp., 6.950%, 03/20/19	83,045

	Industrial Conglomerates — 0.1%
62,000	General Electric Co., Series A, 6.750%, 03/15/32	81,652
75,000	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	78,772
44,000	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	44,462
7,000	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	7,227

		212,113

	Road & Rail — 0.1%
	Burlington Northern Santa Fe LLC,
75,000	5.400%, 06/01/41	86,951
5,000	6.150%, 05/01/37	6,332

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
75,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	84,125
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,955
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,023

		187,386

	Total Industrials	1,218,013

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
75,000	Cisco Systems, Inc., 4.450%, 01/15/20	80,344

	Electronic Equipment, Instruments & Components — 0.0% (g)
80,000	Arrow Electronics, Inc., 7.500%, 01/15/27	94,425

	Internet Software & Services — 0.0% (g)
80,000	eBay, Inc., 2.600%, 07/15/22	77,237

	IT Services — 0.1%
95,000	Visa, Inc., 4.300%, 12/14/45	98,952

	Semiconductors & Semiconductor Equipment — 0.0% (g)
29,000	Intel Corp., 3.700%, 07/29/25	30,503

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,065
100,000	Oracle Corp., 4.125%, 05/15/45	96,223

		101,288

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Apple, Inc., 3.450%, 05/06/24	102,884

	Total Information Technology	585,633

	Materials — 0.2%
	Chemicals — 0.1%
100,000	Agrium, Inc., (Canada), 3.375%, 03/15/25	97,087
50,000	Mosaic Co. (The), 4.250%, 11/15/23	49,834
	Potash Corp. of Saskatchewan, Inc., (Canada),
5,000	3.625%, 03/15/24	4,949
75,000	4.875%, 03/30/20	79,704

		231,574

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
75,000	3.850%, 09/30/23	79,215
4,000	6.500%, 04/01/19	4,410
5,000	Freeport-McMoRan, Inc., 2.150%, 03/01/17	4,987
	Nucor Corp.,
50,000	4.000%, 08/01/23	51,983
5,000	5.750%, 12/01/17	5,195
2,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	2,320

		148,110

	Total Materials	379,684

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
60,000	Boston Properties LP, 3.800%, 02/01/24	60,919
75,000	Duke Realty LP, 3.750%, 12/01/24	75,919
5,000	ERP Operating LP, 5.750%, 06/15/17	5,117
	HCP, Inc.,
2,000	3.875%, 08/15/24	1,982
50,000	5.375%, 02/01/21	54,733
2,000	Prologis LP, 6.875%, 03/15/20	2,251
	Simon Property Group LP,
5,000	4.125%, 12/01/21	5,334
50,000	10.350%, 04/01/19	60,143
65,000	UDR, Inc., 2.950%, 09/01/26	61,324
	Ventas Realty LP/Ventas Capital Corp.,
50,000	2.700%, 04/01/20	50,342
5,000	3.250%, 08/15/22	5,059
75,000	Welltower, Inc., 5.250%, 01/15/22	82,779

	Total Real Estate	465,902

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,105
75,000	5.000%, 03/01/21	80,824
80,000	5.500%, 02/01/18	83,276
155,000	5.550%, 08/15/41	160,025
55,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	80,134
50,000	Orange S.A., (France), 4.125%, 09/14/21	53,055
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,442

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
130,000	3.500%, 11/01/21	133,777
5,000	5.150%, 09/15/23	5,530
150,000	5.850%, 09/15/35	169,684

		777,852

	Wireless Telecommunication Services — 0.1%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,172
50,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	52,562
50,000	Vodafone Group plc, (United Kingdom), 5.450%, 06/10/19	54,047

		111,781

	Total Telecommunication Services	889,633

	Utilities — 0.5%
	Electric Utilities — 0.4%
75,000	Appalachian Power Co., 7.000%, 04/01/38	98,035
75,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	75,477
75,000	CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	73,627
75,000	Duke Energy Progress LLC, 2.800%, 05/15/22	76,025
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,014
50,000	Florida Power & Light Co., 4.125%, 02/01/42	51,269
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,341
75,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	95,909
75,000	Public Service Co. of Colorado, 6.500%, 08/01/38	98,697
	Virginia Electric & Power Co.,
100,000	2.950%, 01/15/22	101,749
3,000	4.450%, 02/15/44	3,139

		679,282

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
50,000	4.150%, 01/15/43	48,773
5,000	8.500%, 03/15/19	5,713
75,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	91,050

		145,536

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,005
56,000	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	54,047

		55,052

	Multi-Utilities — 0.0% (g)
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,321

	Total Utilities	883,191

	Total Corporate Bonds (Cost $14,957,260)	14,841,812

SHARES
Exchange Traded Fund — 37.5%
	Fixed Income — 37.5%
647,183	iShares Core U.S. Aggregate Bond ETF (Cost $71,381,385)	70,051,088

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.0% (g)
3,000	United Mexican States, (Mexico), 5.550%, 01/21/45 (Cost $2,985)	2,985

SHARES
Investment Companies — 41.4% (b)
	Fixed Income — 41.4%
1,891,960	JPMorgan Corporate Bond Fund, Class R6 Shares	18,692,567
1,124,427	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,894,218
59,830	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	478,642
3,626,720	JPMorgan High Yield Fund, Class R6 Shares	26,329,987
2,051,024	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	22,950,957

	Total Investment Companies (Cost $79,221,920)	77,346,371

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 0.1%
265,000	Federal National Mortgage Association, 2.026%, 10/09/19 (n)	251,308
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,648

	Total U.S. Government Agency Securities (Cost $256,518)	257,956

U.S. Treasury Obligations — 8.4%
	U.S. Treasury Bonds,
335,000	2.875%, 08/15/45	323,432
800,000	3.875%, 08/15/40	922,500
75,000	4.500%, 08/15/39	94,585
800,000	5.375%, 02/15/31	1,069,344
1,700,000	6.000%, 02/15/26	2,211,262
	U.S. Treasury Coupon STRIPS,
405,000	1.916%, 11/15/29 (n)	283,525
800,000	2.075%, 02/15/35 (n)	466,308
850,000	2.266%, 08/15/32 (n)	543,341
780,000	2.321%, 02/15/33 (n)	490,184
800,000	2.377%, 02/15/34 (n)	483,140
	U.S. Treasury Notes,
875,000	0.500%, 01/31/17 (k)	875,202
1,500,000	0.875%, 07/31/19	1,482,421
1,200,000	1.750%, 10/31/18	1,214,344
1,240,000	1.875%, 09/30/17	1,250,705
1,000,000	2.000%, 02/15/22	1,002,461
1,495,000	2.125%, 09/30/21	1,510,768
1,500,000	2.375%, 08/15/24	1,509,024

	Total U.S. Treasury Obligations (Cost $16,290,847)	15,732,546

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
2,225,785	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $2,225,785)	2,225,785

	Total Investments — 99.4% (Cost $189,817,159)	185,943,236
	Other Assets in Excess of Liabilities — 0.6%	1,111,833

	NET ASSETS — 100.0%	$187,055,069

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
37	10 Year Australian Government Bond	12/15/16	AUD	3,520,607	$(52,822)
13	10 Year U.S. Treasury Note	03/22/17	USD	1,618,703	(919)
	Short Futures Outstanding
(22)	Euro Bund	12/08/16	EUR	(3,755,388)	87,467
(35)	10 Year Canadian Government Bond	03/22/17	CAD	(3,618,551)	(563)
(25)	Long Gilt	03/29/17	GBP	(3,858,388)	6,088
(54)	5 Year U.S. Treasury Note	03/31/17	USD	(6,363,563)	(465)

					$38,786

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,845
Aggregate gross unrealized depreciation	(4,007,768)

Net unrealized appreciation/depreciation	$(3,873,923)

Federal income tax cost of investments	$189,817,159

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$4,810,447	$674,246	$5,484,693
Corporate Bonds
Consumer Discretionary	—	978,504	—	978,504
Consumer Staples	—	842,705	—	842,705
Energy	—	1,759,375	—	1,759,375
Financials	—	5,687,697	—	5,687,697
Health Care	—	1,151,475	—	1,151,475
Industrials	—	1,218,013	—	1,218,013
Information Technology	—	585,633	—	585,633
Materials	—	379,684	—	379,684
Real Estate	—	465,902	—	465,902
Telecommunication Services	—	889,633	—	889,633
Utilities	—	883,191	—	883,191

Total Corporate Bonds	—	14,841,812	—	14,841,812

Foreign Government Security	—	2,985	—	2,985
U.S. Government Agency Securities	—	257,956	—	257,956
U.S. Treasury Obligations	—	15,732,546	—	15,732,546
Exchange Traded Fund	70,051,088	—	—	70,051,088
Investment Companies	77,346,371	—	—	77,346,371
Short-Term Investment
Investment Company	2,225,785	—	—	2,225,785

Total Investments in Securities	$149,623,244	$35,645,746	$674,246	$185,943,236

Appreciation in Other Financial Instruments
Futures Contracts	$93,555	$—	$—	$93,555

Depreciation in Other Financial Instruments
Futures Contracts	$(54,769)	$—	$—	$(54,769)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 75.7%
	Consumer Discretionary — 13.9%
	Auto Components — 0.7%
515	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	518
255	IHO Verwaltungs GmbH, (Germany), (cash), 4.125%, 09/15/21 (e) (v)	258
304	ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	315

		1,091

	Automobiles — 0.8%
293	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	297
	Jaguar Land Rover Automotive plc, (United Kingdom),
767	4.125%, 12/15/18 (e)	782
200	4.250%, 11/15/19 (e)	205

		1,284

	Hotels, Restaurants & Leisure — 4.4%
236	CCM Merger, Inc., 9.125%, 05/01/19 (e)	245
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	306
	GLP Capital LP/GLP Financing II, Inc.,
465	4.375%, 11/01/18	481
40	4.375%, 04/15/21	41
390	4.875%, 11/01/20	410
1,085	International Game Technology, 7.500%, 06/15/19	1,185
400	International Game Technology plc, (United Kingdom), 5.625%, 02/15/20 (e)	419
	MGM Resorts International,
1,040	5.250%, 03/31/20	1,091
575	8.625%, 02/01/19	638
540	NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	548
143	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21 (e)	146
675	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	722
156	Ruby Tuesday, Inc., 7.625%, 05/15/20	149
314	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	339
	Yum! Brands, Inc.,
225	3.750%, 11/01/21	227
155	3.875%, 11/01/20	157

		7,104

	Household Durables — 2.0%
	CalAtlantic Group, Inc.,
415	8.375%, 05/15/18	450
225	8.375%, 01/15/21	262
1,400	Lennar Corp., 4.500%, 06/15/19	1,442
287	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	286
250	PulteGroup, Inc., 4.250%, 03/01/21	254
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	477

		3,171

	Media — 5.5%
	Cablevision Systems Corp.,
525	8.000%, 04/15/20	564
346	8.625%, 09/15/17	360
175	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	173
1,315	CSC Holdings LLC, 8.625%, 02/15/19	1,449
	DISH DBS Corp.,
1,205	4.250%, 04/01/18	1,229
650	4.625%, 07/15/17	657
1,479	7.875%, 09/01/19	1,637
871	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	880
250	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	254
860	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	875
250	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	254
500	TEGNA, Inc., 5.125%, 10/15/19	513

		8,845

	Specialty Retail — 0.5%
750	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	772

	Total Consumer Discretionary	22,267

	Consumer Staples — 4.7%
	Beverages — 0.2%
250	Cott Beverages, Inc., 6.750%, 01/01/20	258
125	DS Services of America, Inc., 10.000%, 09/01/21 (e)	138

		396

	Food & Staples Retailing — 2.6%
	Safeway, Inc.,
502	3.950%, 08/15/20	485
2,740	5.000%, 08/15/19	2,775
855	SUPERVALU, Inc., 6.750%, 06/01/21	846

		4,106

	Food Products — 1.6%
1,947	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,923

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
444	JBS USA LUX S.A./JBS USA Finance, Inc., 8.250%, 02/01/20 (e)	455
125	Post Holdings, Inc., 6.750%, 12/01/21 (e)	133
97	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	98

		2,609

	Personal Products — 0.3%
250	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	246
200	Revlon Consumer Products Corp., 5.750%, 02/15/21	199

		445

	Total Consumer Staples	7,556

	Energy — 9.6%
	Energy Equipment & Services — 0.4%
600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	591
81	Weatherford International Ltd., (Bermuda), 7.750%, 06/15/21	79

		670

	Oil, Gas & Consumable Fuels — 9.2%
543	Antero Resources Corp., 6.000%, 12/01/20	560
175	Buckeye Partners LP, 6.050%, 01/15/18	182
266	California Resources Corp., 8.000%, 12/15/22 (e)	214
	Chesapeake Energy Corp.,
157	7.250%, 12/15/18	163
55	8.000%, 12/15/22 (e)	57
400	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 12/15/20	407
1,640	DCP Midstream Operating LP, 2.500%, 12/01/17	1,632
1,070	Enable Midstream Partners LP, 2.400%, 05/15/19	1,051
415	Energy Transfer Equity LP, 7.500%, 10/15/20	464
415	EnLink Midstream Partners LP, 2.700%, 04/01/19	412
500	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	515
500	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	512
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	263
	NGPL PipeCo LLC,
1,600	7.119%, 12/15/17 (e)	1,660
800	9.625%, 06/01/19 (e)	836
185	ONEOK Partners LP, 3.200%, 09/15/18	189
170	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 05/01/18	180
	QEP Resources, Inc.,
366	6.800%, 04/01/18	376
162	6.800%, 03/01/20	166
156	6.875%, 03/01/21	161
800	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	832
158	SM Energy Co., 6.500%, 11/15/21	160
	Sunoco LP/Sunoco Finance Corp.,
1,000	5.500%, 08/01/20	1,005
211	6.250%, 04/15/21	213
800	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	808
1,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	1,061
650	Western Gas Partners LP, 2.600%, 08/15/18	648
77	Whiting Petroleum Corp., 5.000%, 03/15/19	76

		14,803

	Total Energy	15,473

	Financials — 4.3%
	Banks — 1.6%
2,461	CIT Group, Inc., 3.875%, 02/19/19	2,504

	Consumer Finance — 1.5%
	Ally Financial, Inc.,
556	3.250%, 11/05/18	556
1,700	4.750%, 09/10/18	1,747
	Springleaf Finance Corp.,
26	7.750%, 10/01/21	26
119	8.250%, 12/15/20	124

		2,453

	Diversified Financial Services — 0.8%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	239
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
505	6.500%, 08/01/18	511
485	9.625%, 05/01/19	508

		1,258

	Thrifts & Mortgage Finance — 0.4%
675	Radian Group, Inc., 5.500%, 06/01/19	700

	Total Financials	6,915

	Health Care — 8.3%
	Health Care Equipment & Supplies — 1.3%
1,050	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,053
700	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	697

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	265

		2,015

	Health Care Providers & Services — 5.2%
450	Centene Corp., 5.625%, 02/15/21	464
	CHS/Community Health Systems, Inc.,
191	5.125%, 08/15/18	186
375	7.125%, 07/15/20	264
700	8.000%, 11/15/19	552
580	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	626
325	HCA Holdings, Inc., 6.250%, 02/15/21	341
	HCA, Inc.,
521	3.750%, 03/15/19	534
620	4.250%, 10/15/19	639
700	6.500%, 02/15/20	761
2,200	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,925
	Tenet Healthcare Corp.,
658	5.000%, 03/01/19	627
350	6.250%, 11/01/18	365
70	7.500%, 01/01/22 (e)	72
965	VAR, 4.350%, 06/15/20	965

		8,321

	Health Care Technology — 1.1%
1,745	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	1,806

	Pharmaceuticals — 0.7%
	Valeant Pharmaceuticals International, Inc., (Canada),
355	5.375%, 03/15/20 (e)	297
635	6.375%, 10/15/20 (e)	536
300	7.000%, 10/01/20 (e)	260

		1,093

	Total Health Care	13,235

	Industrials — 8.9%
	Aerospace & Defense — 2.2%
2,140	Arconic, Inc., 5.720%, 02/23/19	2,258
752	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	803
79	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	82
380	TransDigm, Inc., 5.500%, 10/15/20	390

		3,533

	Airlines — 0.9%
494	Allegiant Travel Co., 5.500%, 07/15/19	504
359	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	367
444	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	459
7	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	7
77	United Continental Holdings, Inc., 6.000%, 12/01/20	82

		1,419

	Building Products — 0.8%
750	Standard Industries, Inc., 5.125%, 02/15/21 (e)	780
541	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	517

		1,297

	Commercial Services & Supplies — 3.4%
518	ACCO Brands Corp., 6.750%, 04/30/20	543
1,470	ADT Corp. (The), 6.250%, 10/15/21	1,583
965	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	893
1,770	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	1,539
787	West Corp., 4.750%, 07/15/21 (e)	803

		5,361

	Construction & Engineering — 0.6%
1,033	Tutor Perini Corp., 7.625%, 11/01/18	1,033

	Electrical Equipment — 0.3%
450	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	467

	Machinery — 0.4%
534	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	513
300	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	180

		693

	Trading Companies & Distributors — 0.3%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	481

	Total Industrials	14,284

	Information Technology — 6.4%
	Electronic Equipment, Instruments & Components — 0.4%
550	Anixter, Inc., 5.625%, 05/01/19	576

	Internet Software & Services — 0.2%
314	IAC/InterActiveCorp., 4.875%, 11/30/18	319

	IT Services — 1.5%
2,440	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	2,446

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.6%
1,000	NXP B.V./NXP Funding LLC, (Netherlands), 4.125%, 06/15/20 (e)	1,040

	Software — 1.0%
750	Infor U.S., Inc., 5.750%, 08/15/20 (e)	786
825	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	843

		1,629

	Technology Hardware, Storage & Peripherals — 2.7%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
1,060	3.480%, 06/01/19 (e)	1,081
489	4.420%, 06/15/21 (e)	503
260	5.875%, 06/15/21 (e)	274
1,735	EMC Corp., 2.650%, 06/01/20	1,662
750	NCR Corp., 4.625%, 02/15/21	765

		4,285

	Total Information Technology	10,295

	Materials — 7.4%
	Chemicals — 1.3%
	CF Industries, Inc.,
119	3.400%, 12/01/21 (e)	118
370	7.125%, 05/01/20	400
805	Hexion, Inc., 6.625%, 04/15/20	692
425	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	421
400	Westlake Chemical Corp., 4.625%, 02/15/21 (e)	416

		2,047

	Construction Materials — 0.2%
350	Cemex S.A.B. de C.V., (Mexico), 6.500%, 12/10/19 (e)	368

	Containers & Packaging — 1.5%
300	Ball Corp., 4.375%, 12/15/20	316
375	Graphic Packaging International, Inc., 4.750%, 04/15/21	395
550	Owens-Illinois, Inc., 7.800%, 05/15/18	588
520	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, VAR, 4.380%, 07/15/21 (e)	531
500	Sealed Air Corp., 6.500%, 12/01/20 (e)	566

		2,396

	Metals & Mining — 4.4%
	Anglo American Capital plc, (United Kingdom),
745	3.625%, 05/14/20 (e)	745
905	4.450%, 09/27/20 (e)	925
380	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 6.500%, 05/15/21 (e)	400
71	Commercial Metals Co., 7.350%, 08/15/18	75
1,105	Freeport-McMoRan, Inc., 2.375%, 03/15/18	1,097
390	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	416
430	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	442
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	602
	Steel Dynamics, Inc.,
410	5.125%, 10/01/21	427
550	6.125%, 08/15/19	569
	Teck Resources Ltd., (Canada),
980	3.000%, 03/01/19	973
25	8.000%, 06/01/21 (e)	27
310	United States Steel Corp., 8.375%, 07/01/21 (e)	345

		7,043

	Total Materials	11,854

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
700	Equinix, Inc., 5.375%, 01/01/22	729
543	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	572
104	VEREIT Operating Partnership LP, 4.125%, 06/01/21	107

	Total Real Estate	1,408

	Telecommunication Services — 7.7%
	Diversified Telecommunication Services — 3.5%
575	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	597
610	CenturyLink, Inc., Series R, 5.150%, 06/15/17	613
	Frontier Communications Corp.,
900	7.125%, 03/15/19	934
845	8.125%, 10/01/18	901
1,600	8.500%, 04/15/20	1,662
613	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	481
440	Sprint Capital Corp., 6.900%, 05/01/19	459

		5,647

	Wireless Telecommunication Services — 4.2%
350	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	357
2,200	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	2,415
414	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	415

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Wireless Telecommunication Services — continued
		T-Mobile USA, Inc.,
525		6.250%, 04/01/21	547
1,000		6.464%, 04/28/19	1,016
1,875		6.542%, 04/28/20	1,935

			6,685

		Total Telecommunication Services	12,332

		Utilities — 3.6%
		Electric Utilities — 0.1%
		Texas Competitive Electric Holdings Co. LLC,
1,750		8.500%, 05/01/20 (d)	65
1,175		8.500%, 05/01/20 (d)	43

			108

		Independent Power & Renewable Electricity Producers — 3.5%
965		AES Corp., VAR, 3.931%, 06/01/19	958
1,500		Calpine Corp., 6.000%, 01/15/22 (e)	1,565
1,000		Dynegy, Inc., 6.750%, 11/01/19	1,010
1,000		GenOn Energy, Inc., 9.875%, 10/15/20	670
388		NRG Energy, Inc., 7.875%, 05/15/21	403
1,033		Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	983

			5,589

		Total Utilities	5,697

		Total Corporate Bonds (Cost $121,993)	121,316

Preferred Securities — 0.8% (x)
		Financials — 0.8%
		Banks — 0.7%
545		Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	554
575		Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20	578

			1,132

		Capital Markets — 0.1%
204		Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	206

		Total Preferred Securities (Cost $1,357)	1,338

SHARES
Common Stocks — 0.4%
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
—	(h)	Southcross Holdings LP (a)	34

		Utilities — 0.4%
		Electric Utilities — 0.4%
48		Vistra Energy Corp. (a)	674
		Total Common Stocks (Cost $828)	708

Preferred Stocks — 0.9%
		Financials — 0.9%
		Consumer Finance — 0.4%
23		GMAC Capital Trust I, Series 2, VAR, 6.691%, 02/15/40 ($25 par value)	589

		Insurance — 0.5%
1		XLIT Ltd., (Cayman Islands), Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @	794
		Total Preferred Stocks (Cost $1,493)	1,383

PRINCIPAL AMOUNT($)
Loan Assignments — 18.8%
		Consumer Discretionary — 6.1%
		Auto Components — 0.2%
395		Key Safety Systems, Inc., Initial Term Loan, VAR, 5.500%, 08/29/21	395

		Hotels, Restaurants & Leisure — 0.9%
744		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	740
595		Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	600
95		Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	96

			1,436

		Internet & Direct Marketing Retail — 0.6%
1,280		Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	947

		Leisure Products — 0.5%
760		Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	764

		Media — 3.6%
305		Charter Communications Operating LLC, Term Loan, VAR, 3.500%, 01/24/23	307
720		iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	557

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	110
486	Mission Broadcasting, Inc., Incremental Tranche B-1 Term Loan, VAR, 3.750%, 10/01/20	488
552	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	553
680	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	684
1,831	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,832
1,398	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,398

		5,929

	Specialty Retail — 0.3%
507	PetSmart, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/11/22	508

	Total Consumer Discretionary	9,979

	Consumer Staples — 3.5%
	Food & Staples Retailing — 1.1%
359	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	359
274	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	274
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	647
420	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	421

		1,701

	Food Products — 2.4%
2,757	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	2,762
357	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	358
206	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.387%, 04/29/20	207
533	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	535

		3,862

	Total Consumer Staples	5,563

	Energy — 2.5%
	Energy Equipment & Services — 0.5%
97	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	50
291	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	224
1,070	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	606

		880

	Oil, Gas & Consumable Fuels — 2.0%
96	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	96
117	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	118
404	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	403
875	Energy Transfer Equity LP, Term Loan, VAR, 3.387%, 12/02/19	870
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	399
797	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	749
201	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	6
82	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	62
399	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	399

		3,102

	Total Energy	3,982

	Health Care — 1.6%
	Health Care Providers & Services — 0.9%
139	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.750%, 02/16/23	139
478	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	480
211	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	213
507	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	506

		1,338

	Pharmaceuticals — 0.7%
398	Endo Pharmaceutical, 2015 Incremental Term B Loan, VAR, 3.750%, 09/26/22	396
468	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.458%, 02/27/21	472
330	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	327

		1,195

	Total Health Care	2,533

	Industrials — 1.3%
	Airlines — 0.2%
385	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	387

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Commercial Services & Supplies — 0.5%
309	Prime Security Services Borrower LLC, 1st Lien Term Loan, VAR, 4.750%, 04/07/22	311
400	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/06/22	402

		713

	Construction & Engineering — 0.0% (g)
71	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	72

	Industrial Conglomerates — 0.2%
284	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	244

	Marine — 0.4%
413	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	295
460	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	317

		612

	Total Industrials	2,028

	Materials — 1.1%
	Chemicals — 0.9%
870	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	872
498	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	503

		1,375

	Construction Materials — 0.2%
400	Forterra Finance LLC, 1st Lien Term Loan, VAR, 6.000%, 10/18/23	400

	Total Materials	1,775

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
537	MGM Growth Properties, Term Loan B, VAR, 3.500%, 04/25/23	540

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
239	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	240
1,045	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	1,055
717	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	720
379	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	381
140	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	140

	Total Telecommunication Services	2,536

	Utilities — 0.8%
	Electric Utilities — 0.8%
194	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.090%, 05/03/20	191
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/30/17	514
454	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23 ^	458
103	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	104

	Total Utilities	1,267

	Total Loan Assignments (Cost $32,008)	30,203

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
2,679	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $2,679)	2,679

	Total Investments — 98.3% (Cost $160,358)	157,627
	Other Assets in Excess of Liabilities — 1.7%	2,720

	NET ASSETS — 100.0%	$160,347

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

GMAC	—	General Motors Acceptance Corp.
MLP	—	Master Limited Partnership.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2016.
^	—	All or a portion of the security is unsettled as of November 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,730
Aggregate gross unrealized depreciation	(4,461)

Net unrealized appreciation/depreciation	$(2,731)

Federal income tax cost of investments	$160,358

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$22,267	$—	$22,267
Consumer Staples	—	7,556	—	7,556
Energy	—	15,473	—	15,473
Financials	—	6,915	—	6,915
Health Care	—	13,235	—	13,235
Industrials	—	14,284	—	14,284
Information Technology	—	10,295	—	10,295
Materials	—	11,854	—	11,854
Real Estate	—	1,408	—	1,408
Telecommunication Services	—	11,851	481	12,332
Utilities	—	5,589	108	5,697

Total Corporate Bonds	—	120,727	589	121,316

Preferred Securities
Financials	—	1,338	—	1,338
Common Stocks
Energy	—	—	34	34
Utilities	674	—	—	674

Total Common Stocks	674	—	34	708

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Financials	589	—	794	1,383
Loan Assignments
Consumer Discretionary	—	9,239	740	9,979
Consumer Staples	—	5,563	—	5,563
Energy	—	3,982	—	3,982
Health Care	—	2,533	—	2,533
Industrials	—	2,028	—	2,028
Materials	—	1,775	—	1,775
Real Estate	—	540	—	540
Telecommunication Services	—	2,536	—	2,536
Utilities	—	1,267	—	1,267

Total Loan Assignments	—	29,463	740	30,203

Short-Term Investment
Investment Company	2,679	—	—	2,679

Total Investments in Securities	$3,942	$151,528	$2,157	$157,627

There were no transfers between levels 1 and 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration High Yield Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Common Stock - Energy	$—	$—	$3	$—	$31	$—	$—	$—	$34
Corporate Bonds - Industrials	525	(16)	24	(8)	—	(525)	—	—	—
Corporate Bonds - Materials	536	—	—	—	—	—	—	(536)	—
Corporate Bonds - Telecommunication Services	—	(123)	108	(2)	73	(290)	715	—	481
Corporate Bonds - Utilities	—	—	108	—	—	—	—	—	108
Loan Assignments - Consumer Discretionary	—	— (a)	44	(3)	—	(6)	705	—	740
Loan Assignments - Industrials	194	—	—	—	—	—	—	(194)	—
Loan Assignments - Materials	208	5	21	— (a)	—	(234)	—	—	—
Preferred Stock - Financials	—	—	(22)	—	—	—	816	—	794

Total	$1,463	$(134)	$286	$(13)	$104	$(1,055)	$2,236	$(730)	$2,157

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $241,000.

Short Duration High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$34	Broker Quote	Mid Price	$370.00 - $380.00 ($375.00)

Common Stock	34

	794	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.97% (4.97%)

Preferred Stock	794

Total	$828

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $1,329,000. The inputs for these invetments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.2%
Asset-Backed Securities — 4.5%
26,596	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.732%, 10/25/36	22,607
2,970	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,904
31,252	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.682%, 07/25/36	11,429
	Ameriquest Mortgage Securities Trust,
14,540	Series 2006-M3, Class A2B, VAR, 0.692%, 10/25/36	6,384
22,847	Series 2006-M3, Class A2C, VAR, 0.752%, 10/25/36	10,120
8,857	Series 2006-M3, Class A2D, VAR, 0.832%, 10/25/36	3,969
859	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.809%, 08/25/33	838
13,676	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.832%, 09/25/36	5,402
6,543	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.972%, 02/25/36	4,591
1,235	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.160%, 12/15/33	1,224
1,778	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.820%, 12/25/42	1,669
17,621	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.712%, 10/25/36	10,837
2,768	Centex Home Equity Loan Trust, Series 2005-A, Class M2, VAR, 1.092%, 01/25/35	2,232
822	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.571%, 07/25/36	835
	Countrywide Asset-Backed Certificates,
12,587	Series 2007-2, Class 2A3, VAR, 0.732%, 08/25/37	11,877
22,575	Series 2007-7, Class 2A3, VAR, 0.822%, 10/25/47	21,414
	Credit-Based Asset Servicing & Securitization LLC,
5,412	Series 2006-CB4, Class AV4, VAR, 0.832%, 05/25/36	4,239
16,686	Series 2006-CB8, Class A1, VAR, 0.732%, 10/25/36	12,791
9,006	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.762%, 09/25/36	3,818
12,410	CWABS Asset-Backed Certificates Trust, Series 2006-17, Class 2A2, VAR, 0.742%, 03/25/47	11,570
705	CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.417%, 03/25/34	654
4,533	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.804%, 07/25/36	2,692
	First Franklin Mortgage Loan Trust,
15,032	Series 2006-FF13, Class A2D, VAR, 0.832%, 10/25/36	10,880
18,351	Series 2006-FF16, Class 2A3, VAR, 0.732%, 12/25/36	11,052
	Fremont Home Loan Trust,
31,137	Series 2006-B, Class 2A3, VAR, 0.752%, 08/25/36	12,951
10,465	Series 2006-B, Class 2A4, VAR, 0.832%, 08/25/36	4,415
9,054	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 0.692%, 03/25/47	4,355
	GSAMP Trust,
17,834	Series 2006-FM1, Class A1, VAR, 0.752%, 04/25/36	12,562
5,810	Series 2006-FM2, Class A2C, VAR, 0.742%, 09/25/36	2,630
7,900	Series 2006-FM2, Class A2D, VAR, 0.832%, 09/25/36	3,697
21,872	Series 2006-HE3, Class A2C, VAR, 0.752%, 05/25/46	20,314
30,889	Series 2007-HE1, Class A2C, VAR, 0.742%, 03/25/47	26,716
	Home Equity Mortgage Loan Asset-Backed Trust,
1,187	Series 2004-B, Class M2, VAR, 1.659%, 11/25/34	1,103
19,249	Series 2006-C, Class 2A, VAR, 0.722%, 08/25/36	15,763
7,571	Series 2006-C, Class 3A3, VAR, 0.742%, 08/25/36	7,004
18,541	Series 2006-D, Class 1A, VAR, 0.732%, 11/25/36	14,944

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
22,544	Series 2006-E, Class 2A3, VAR, 0.762%, 04/25/37	15,129
21,265	Series 2007-B, Class 2A3, VAR, 0.792%, 07/25/37	13,232
3,253	JPMorgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 0.742%, 08/25/36	3,139
1,438	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.447%, 07/25/34	1,376
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e)	12,408
	MASTR Asset-Backed Securities Trust,
7,253	Series 2006-HE4, Class A2, VAR, 0.702%, 11/25/36	3,394
9,300	Series 2006-HE4, Class A3, VAR, 0.742%, 11/25/36	4,385
12,517	Series 2006-NC3, Class A1, VAR, 0.722%, 10/25/36	7,445
9,414	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.662%, 04/25/47	5,303
5,446	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, VAR, 1.592%, 07/25/37	5,037
16,457	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.767%, 06/25/37	14,163
	New Century Home Equity Loan Trust,
26	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	26
16,431	Series 2006-2, Class A2B, VAR, 0.752%, 08/25/36	13,727
	NovaStar Mortgage Funding Trust,
15,298	Series 2006-4, Class A2C, VAR, 0.742%, 09/25/36	8,500
5,788	Series 2006-4, Class A2D, VAR, 0.842%, 09/25/36	3,268
23,932	Series 2007-1, Class A1A, VAR, 0.722%, 03/25/37	15,518
44,120	Series 2007-1, Class A2C, VAR, 0.772%, 03/25/37	22,969
1,018	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.447%, 11/25/34	921
9,376	RASC Series Trust, Series 2007-KS3, Class AI3, VAR, 0.842%, 04/25/37	8,923
	Renaissance Home Equity Loan Trust,
1,200	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	1,202
288	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	289
1,763	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,744
	Securitized Asset-Backed Receivables LLC Trust,
16,055	Series 2006-NC3, Class A1, VAR, 0.732%, 09/25/36	10,910
23,270	Series 2006-NC3, Class A2B, VAR, 0.742%, 09/25/36	11,659
5,045	Series 2007-NC2, Class A2B, VAR, 0.732%, 01/25/37	3,276
13,559	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.772%, 02/25/36	7,675
20,094	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 0.765%, 07/25/36	12,590
	WaMu Asset-Backed Certificates WaMu Trust,
24,178	Series 2007-HE2, Class 2A4, VAR, 0.952%, 04/25/37	11,482
25,647	Series 2007-HE4, Class 1A, VAR, 0.762%, 07/25/47	16,279

	Total Asset-Backed Securities (Cost $566,256)	538,451

Collateralized Mortgage Obligations — 4.4%
	Agency CMO — 0.5%
	Federal Home Loan Mortgage Corp. REMIC,
627	Series 3171, Class OJ, PO, 06/15/36	502
16,280	Series 4057, Class BS, IF, IO, 5.512%, 09/15/39	2,204
25,894	Series 4093, Class SD, IF, IO, 6.162%, 01/15/38	5,304
16,770	Series 4099, Class BS, IF, IO, 5.512%, 06/15/39	2,844
1,084	Series 4100, Class KJ, 3.500%, 08/15/42	1,095
7,138	Series 4113, Class JS, IF, IO, 5.512%, 07/15/39	1,063
8,294	Series 4123, Class SA, IF, IO, 5.662%, 09/15/39	1,305

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,201	Series 4132, Class SE, IF, IO, 5.662%, 12/15/40	1,434
9,848	Series 4136, Class SA, IF, IO, 5.662%, 12/15/39	1,566
33,826	Series 4199, Class SD, IF, IO, 5.662%, 06/15/39	5,068
	Federal National Mortgage Association REMIC,
1,240	Series 2011-18, Class UA, 4.000%, 08/25/38	1,243
181	Series 2011-70, Class CL, 3.000%, 08/25/26	182
1,774	Series 2012-20, Class JS, IF, IO, 5.416%, 10/25/38	200
40,989	Series 2012-73, Class LS, IF, IO, 5.466%, 06/25/39	5,857
25,713	Series 2012-74, Class AS, IF, IO, 5.466%, 03/25/39	3,483
7,379	Series 2012-84, Class QS, IF, IO, 6.066%, 09/25/31	1,361
6,890	Series 2012-84, Class SQ, IF, IO, 6.066%, 08/25/32	1,597
26,354	Series 2012-98, Class SA, IF, IO, 5.466%, 05/25/39	4,262
9,116	Series 2012-104, Class QS, IF, IO, 5.516%, 03/25/39	1,571
14,350	Series 2012-110, Class SB, IF, IO, 6.116%, 10/25/32	3,085
3,970	Series 2012-111, Class KS, IF, IO, 5.566%, 01/25/40	584
19,564	Series 2012-114, Class DS, IF, IO, 5.516%, 08/25/39	2,997
26,925	Series 2012-120, Class SE, IF, IO, 5.616%, 02/25/39	4,811
19,220	Series 2012-124, Class DS, IF, IO, 5.566%, 04/25/40	3,204
8,959	Series 2013-131, Class S, IF, IO, 5.466%, 01/25/34	1,863

		58,685

	Non-Agency CMO — 3.9%
	Adjustable Rate Mortgage Trust,
8,559	Series 2005-5, Class 5A1, VAR, 3.470%, 09/25/35	7,514
1,804	Series 2005-10, Class 1A21, VAR, 3.215%, 01/25/36	1,550
	Alternative Loan Trust,
420	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	425
575	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	576
1,931	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	1,885
943	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	943
657	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	653
1,763	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,739
1,673	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,634
1,950	Series 2006-24CB, Class A1, 6.000%, 06/25/36	1,680
3,520	Series 2006-24CB, Class A23, 6.000%, 06/25/36	3,072
4,974	Series 2006-25CB, Class A9, 6.000%, 10/25/36	4,293
819	Series 2006-28CB, Class A17, 6.000%, 10/25/36	658
2,958	Series 2006-31CB, Class A3, 6.000%, 11/25/36	2,376
714	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	589
5,948	Series 2006-J2, Class A1, VAR, 1.092%, 04/25/36	3,651
234	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	202
974	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	822
555	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	555
2,328	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.782%, 09/25/46	1,753
	Banc of America Alternative Loan Trust,
3,983	Series 2004-1, Class 1A1, 6.000%, 02/25/34	4,228
2,774	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	2,675
2,301	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,085

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,235	Series 2006-4, Class 2A1, 6.000%, 05/25/21	2,158
	Banc of America Funding Trust,
2,242	Series 2005-1, Class 1A1, 5.500%, 02/25/35	2,253
1,156	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,102
2,144	Series 2006-D, Class 5A2, VAR, 3.152%, 05/20/36	1,915
11,627	Series 2014-R7, Class 1A1, VAR, 0.684%, 05/26/36	11,013
2,803	Series 2014-R7, Class 2A1, VAR, 0.674%, 09/26/36	2,626
	Banc of America Mortgage Trust,
442	Series 2005-11, Class 2A1, 5.250%, 12/25/20	443
6,183	Series 2007-3, Class 1A1, 6.000%, 09/25/37	5,593
10,876	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.812%, 02/25/36	10,055
5,429	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.250%, 10/25/34	5,369
1,815	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	1,897
	CHL Mortgage Pass-Through Trust,
799	Series 2005-21, Class A2, 5.500%, 10/25/35	776
2,015	Series 2006-15, Class A1, 6.250%, 10/25/36	1,758
1,040	Series 2006-20, Class 1A36, 5.750%, 02/25/37	905
3,111	Series 2007-5, Class A6, VAR, 0.942%, 05/25/37	2,246
	Citicorp Mortgage Securities Trust,
340	Series 2006-7, Class 2A1, 5.500%, 12/25/21	342
5,181	Series 2007-5, Class 1A9, 6.000%, 06/25/37	5,258
	Citigroup Mortgage Loan Trust,
1,114	Series 2006-4, Class 1A1, 5.500%, 12/25/35	1,072
5,622	Series 2014-10, Class 1A1, VAR, 0.669%, 11/25/36 (e)	5,154
8,844	Series 2014-10, Class 3A1, VAR, 0.733%, 07/25/36 (e)	8,190
9,389	Series 2014-10, Class 4A1, VAR, 0.694%, 02/25/37 (e)	8,585
4,642	Series 2014-10, Class 5A1, VAR, 0.684%, 06/25/36 (e)	4,290
5,551	Series 2014-11, Class 4A1, VAR, 0.634%, 07/25/36 (e)	4,987
23,143	Series 2014-12, Class 1A4, VAR, 0.659%, 08/25/36 (e)	21,386
2,852	Series 2014-12, Class 2A4, VAR, 4.006%, 02/25/37 (e)	2,738
10,387	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	9,967
242	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	248
	Credit Suisse First Boston Mortgage Securities Corp.,
2,187	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,226
461	Series 2005-5, Class 1A1, 5.000%, 07/25/20	459
162	Series 2005-7, Class 3A1, 5.000%, 08/25/20	156
	CSMC Trust,
4,664	Series 2011-12R, Class 3A1, VAR, 2.684%, 07/27/36 (e)	4,605
4,606	Series 2014-10R, Class 4A1, VAR, 0.704%, 12/27/36 (e)	4,463
3,342	Series 2014-11R, Class 8A1, VAR, 0.874%, 04/27/37 (e)	3,249
12,938	Series 2014-11R, Class 9A1, VAR, 0.674%, 10/27/36 (e)	12,285
12,659	Series 2015-3R, Class 5A1, VAR, 0.675%, 09/29/36 (e)	12,078
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
2,829	Series 2005-1, Class 1A1, VAR, 1.092%, 02/25/35	2,639
1,068	Series 2005-1, Class 2A1, VAR, 5.864%, 02/25/20	1,079
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.784%, 02/25/24	16,231
546	Series 2014-DN3, Class M2, VAR, 2.984%, 08/25/24	549

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,640	Series 2014-DN3, Class M3, VAR, 4.584%, 08/25/24	3,769
7,176	Series 2015-DNA2, Class M2, VAR, 3.184%, 12/25/27	7,284
16,199	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2, VAR, 6.292%, 04/25/28	17,586
2,480	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	1,836
2,833	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	2,342
2,651	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	2,437
3,498	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 1.154%, 10/25/45	2,832
2,634	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.704%, 04/26/37 (e)	2,489
	GSR Mortgage Loan Trust,
2,944	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	2,739
2,257	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,076
486	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	466
	HarborView Mortgage Loan Trust,
3,160	Series 2004-9, Class 2A, VAR, 3.086%, 12/19/34	2,600
8,931	Series 2006-9, Class 2A1A, VAR, 0.772%, 11/19/36	6,408
2,699	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 1.372%, 10/25/34	2,548
1,683	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,642
1,025	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	996
350	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.742%, 12/25/36	377
	LSTAR Securities Investment Ltd.,
3,470	Series 2015-4, Class A1, VAR, 2.533%, 04/01/20 (e)	3,427
11,967	Series 2015-6, Class A, VAR, 2.533%, 05/01/20 (e)	11,787
3,277	Series 2015-7, Class A, VAR, 2.527%, 07/01/20 (e)	3,253
6,179	Series 2016-3, Class A, VAR, 2.533%, 09/01/21 (e)	6,103
	LSTAR Securities Investment Trust,
20,971	Series 2015-1, Class A, VAR, 2.617%, 01/01/20 (e)	20,888
20,357	Series 2015-2, Class A, VAR, 2.533%, 01/01/20 (e)	20,326
9,838	Series 2015-3, Class A, VAR, 2.617%, 03/01/20 (e)	9,811
10,289	Series 2016-5, Class A1, VAR, 2.546%, 11/01/21 (e)	10,175
	MASTR Alternative Loan Trust,
1,923	Series 2004-7, Class 10A1, 6.000%, 06/25/34	1,934
50	Series 2004-13, Class 9A1, 5.500%, 01/25/35	50
3,391	Series 2005-5, Class 3A1, 5.750%, 08/25/35	2,890
1,936	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	1,717
5,613	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.764%, 12/26/36 (e)	5,244
2,768	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.595%, 10/25/32	2,868
	RALI Trust,
1,570	Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,570
857	Series 2003-QS20, Class CB, 5.000%, 11/25/18	862
576	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	579
502	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	468
341	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	346
	RBSSP Resecuritization Trust,
2,301	Series 2010-10, Class 2A1, VAR, 0.664%, 09/26/36 (e)	2,206
7,712	Series 2012-6, Class 10A2, VAR, 0.684%, 08/26/36 (e)	6,802

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Residential Asset Securitization Trust,
162	Series 2004-A6, Class A1, 5.000%, 08/25/19	162
7,068	Series 2006-A1, Class 1A6, VAR, 1.092%, 04/25/36	3,743
23,338	Series 2006-R1, Class A2, VAR, 0.992%, 01/25/46	10,893
	RFMSI Trust,
5,404	Series 2005-SA2, Class 2A2, VAR, 3.383%, 06/25/35	5,040
4,607	Series 2006-S9, Class A1, 6.250%, 09/25/36	4,231
3,725	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,518
5,374	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	4,874
2,573	Series 2006-SA4, Class 2A1, VAR, 4.327%, 11/25/36	2,241
1,498	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,402
	Structured Asset Securities Corp. Trust,
181	Series 2005-6, Class 5A1, 5.000%, 05/25/35	181
1,186	Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,207
5,731	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.805%, 11/25/33	5,882
	Thornburg Mortgage Securities Trust,
2,545	Series 2002-4, Class 3A, VAR, 2.782%, 12/25/42	2,508
2,746	Series 2007-4, Class 3A1, VAR, 5.920%, 09/25/37	2,780
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,908	Series 2005-7, Class 1A2, VAR, 1.042%, 09/25/35	2,205
204	Series 2005-8, Class 1A8, 5.500%, 10/25/35	191
2,181	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 1A2, 5.500%, 02/25/35	2,260
	Wells Fargo Mortgage-Backed Securities Trust,
682	Series 2005-16, Class A8, 5.750%, 01/25/36	725
6	Series 2006-11, Class A13, 6.000%, 09/25/36	6
2,640	Series 2006-11, Class A4, 5.000%, 09/25/36	2,475
3,198	Series 2006-11, Class A8, 6.000%, 09/25/36	3,082
1,806	Series 2006-11, Class A9, 6.500%, 09/25/36	1,764
515	Series 2006-17, Class A1, 5.500%, 11/25/21	527
287	Series 2007-3, Class 3A1, 5.500%, 04/25/22	293
2,764	Series 2007-10, Class 1A5, 6.000%, 07/25/37	2,724
1,329	Series 2007-11, Class A85, 6.000%, 08/25/37	1,280
267	Series 2007-11, Class A96, 6.000%, 08/25/37	264
		468,094

	Total Collateralized Mortgage Obligations (Cost $511,542)	526,779

Commercial Mortgage-Backed Securities — 1.9%
	BAMLL Commercial Mortgage Securities Trust,
13,285	Series 2014-FL1, Class D, VAR, 4.538%, 12/15/31 (e)	12,595
21,520	Series 2014-FL1, Class E, VAR, 6.038%, 12/15/31 (e)	18,492
29,010	Series 2014-INLD, Class E, VAR, 3.875%, 12/15/29 (e)	27,739
6,710	Series 2015-ASHF, Class D, VAR, 3.538%, 01/15/28 (e)	6,465
7,240	Series 2015-ASHF, Class E, VAR, 4.538%, 01/15/28 (e)	6,929
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 4.038%, 11/15/31 (e)	4,066
10,030	Series 2014-FL2, Class COL2, VAR, 5.038%, 11/15/31 (e)	9,968
9,970	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.888%, 07/15/27 (e)	9,340
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 4.188%, 08/15/31 (e)	8,674

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
5,920	Series 2014-FL5, Class KH2, VAR, 5.038%, 08/15/31 (e)	5,513
16,803	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	15,662
	CSMC Trust,
27,930	Series 2015-DEAL, Class E, VAR, 4.538%, 04/15/29 (e)	27,720
11,080	Series 2015-SAND, Class E, VAR, 4.388%, 08/15/30 (e)	11,004
24,430	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.938%, 08/15/32 (e)	23,855
	Velocity Commercial Capital Loan Trust,
6,986	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	6,694
5,668	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	5,310
1,360	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	1,361
23,372	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.258%, 11/15/29 (e)	23,019

	Total Commercial Mortgage-Backed Securities (Cost $227,376)	224,406

Convertible Bonds — 0.4%
	Consumer Discretionary — 0.0% (g)
	Household Durables — 0.0% (g)
5,000	CalAtlantic Group, Inc., 1.250%, 08/01/32	5,193

	Specialty Retail — 0.0% (g)
1,842	Nebraska Book Holdings, Inc., 2.000% (PIK), 04/01/26 (e) (v)	289

	Total Consumer Discretionary	5,482

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
23,442	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	24,790
5,280	Oasis Petroleum, Inc., 2.625%, 09/15/23	7,293

	Total Energy	32,083

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	6,444

	Total Convertible Bonds (Cost $42,701)	44,009

Corporate Bonds — 50.7%
	Consumer Discretionary — 10.8%
	Auto Components — 1.2%
4,605	Adient Global Holdings Ltd., (United Kingdom), 4.875%, 08/15/26 (e)	4,421
	American Axle & Manufacturing, Inc.,
4,138	6.250%, 03/15/21	4,221
2,928	6.625%, 10/15/22	2,942
5,340	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	5,193
4,310	Dana Financing Luxembourg Sarl, (Luxembourg), 6.500%, 06/01/26 (e)	4,450
	Dana, Inc.,
705	5.375%, 09/15/21	728
5,595	5.500%, 12/15/24	5,623
13,072	6.000%, 09/15/23	13,595
	Goodyear Tire & Rubber Co. (The),
7,318	5.000%, 05/31/26	7,263
4,933	5.125%, 11/15/23	5,038
12,825	7.000%, 05/15/22	13,450
2,160	8.750%, 08/15/20	2,584
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7,500	4.875%, 03/15/19	7,556
2,198	6.000%, 08/01/20	2,182
	IHO Verwaltungs GmbH, (Germany),
4,695	(cash), 4.125%, 09/15/21 (e)	4,742
2,400	(cash), 4.500%, 09/15/23 (e)	2,340
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,107
7,105	MPG Holdco I, Inc., 7.375%, 10/15/22	7,283
	Schaeffler Finance B.V., (Netherlands),
4,490	4.250%, 05/15/21 (e)	4,595
3,240	4.750%, 05/15/23 (e)	3,268
3,440	Tenneco, Inc., 5.000%, 07/15/26	3,381
7,810	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	8,044
11,587	UCI International LLC, 8.625%, 02/15/19 (d)	2,404
	ZF North America Capital, Inc.,
7,503	4.000%, 04/29/20 (e)	7,765
3,960	4.500%, 04/29/22 (e)	4,089

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Auto Components — continued
12,250	4.750%, 04/29/25 (e)	12,281

		143,545

	Automobiles — 0.3%
	Fiat Chrysler Automobiles N.V., (Netherlands),
6,674	4.500%, 04/15/20	6,754
5,375	5.250%, 04/15/23	5,328
14,620	General Motors Co., 4.875%, 10/02/23	15,258
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,265
4,000	4.250%, 11/15/19 (e)	4,100
1,350	5.625%, 02/01/23 (e)	1,392
	Motors Liquidation Co.,
175	0.684%, 06/01/49	—	(h)
1,533	5.250%, 03/06/32	—	(h)
1,545	6.250%, 07/15/33	—	(h)
170	7.250%, 04/15/41	—	(h)
505	7.250%, 07/15/41	—	(h)
687	7.250%, 02/15/52	—	(h)
581	7.375%, 05/15/48	—	(h)
51	7.375%, 10/01/51	—	(h)

		41,097

	Distributors — 0.0% (g)
1,065	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	1,068

	Diversified Consumer Services — 0.1%
363	Laureate Education, Inc., 9.250%, 09/01/19 (e)	349
	Service Corp. International,
155	5.375%, 05/15/24	161
8,670	7.500%, 04/01/27	10,057
1,900	8.000%, 11/15/21	2,223
1,054	Sotheby’s, 5.250%, 10/01/22 (e)	1,028

		13,818

	Hotels, Restaurants & Leisure — 3.0%
8,155	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,502
	Boyd Gaming Corp.,
2,830	6.375%, 04/01/26 (e)	2,950
1,932	6.875%, 05/15/23	2,065
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	11,649
39,275	9.000%, 02/15/20 (d)	40,453
9,205	11.250%, 06/01/17 (d)	9,263
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,509
17,372	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	7,123
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,973
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,494
1,810	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	1,774
1,375	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24 (e)	1,413
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	8,972
	International Game Technology plc, (United Kingdom),
6,800	6.250%, 02/15/22 (e)	7,225
8,815	6.500%, 02/15/25 (e)	9,366
6,961	Interval Acquisition Corp., 5.625%, 04/15/23	7,135
10,650	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	11,083
4,950	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (e)	4,962
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
3,658	5.000%, 06/01/24 (e)	3,695
3,310	5.250%, 06/01/26 (e)	3,326
1,933	Landry’s, Inc., 6.750%, 10/15/24 (e)	1,933
8,455	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	8,624
	MGM Resorts International,
9,160	5.250%, 03/31/20	9,612
26,313	6.000%, 03/15/23	28,287
1,250	6.625%, 12/15/21	1,366
13,100	6.750%, 10/01/20	14,345

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
46,971	7.750%, 03/15/22	53,664
875	8.625%, 02/01/19	971
1,090	11.375%, 03/01/18	1,207
9,569	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	10,239
	Sabre GLBL, Inc.,
4,449	5.250%, 11/15/23 (e)	4,505
6,545	5.375%, 04/15/23 (e)	6,640
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	4,320
6,636	10.000%, 12/01/22	6,221
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,545
4,418	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	4,771
2,260	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	2,192
24,990	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	24,646

		349,020

	Household Durables — 0.5%
2,160	Allegion U.S. Holding Co., Inc., 5.750%, 10/01/21	2,246
3,260	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	2,934
2,780	CalAtlantic Group, Inc., 8.375%, 01/15/21	3,232
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,948
2,000	6.950%, 06/01/18	2,110
6,355	Series B, 12.250%, 06/01/17	6,673
	Mattamy Group Corp., (Canada),
2,670	6.500%, 11/15/20 (e)	2,657
CAD 3,000	6.875%, 11/15/20 (e)	2,250
4,814	Meritage Homes Corp., 7.000%, 04/01/22	5,235
9,975	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	10,399
	Tempur Sealy International, Inc.,
7,150	5.500%, 06/15/26	7,114
7,254	5.625%, 10/15/23	7,399

		55,197

	Internet & Direct Marketing Retail — 0.1%
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,348
5,750	Netflix, Inc., 5.750%, 03/01/24	6,081

		8,429

	Leisure Products — 0.1%
8,540	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	7,088
6,440	Vista Outdoor, Inc., 5.875%, 10/01/23	6,698

		13,786

	Media — 4.6%
	Altice Luxembourg S.A., (Luxembourg),
2,008	7.625%, 02/15/25 (e)	2,058
18,323	7.750%, 05/15/22 (e)	19,194
5,878	Altice U.S. Finance I Corp., 5.500%, 05/15/26 (e)	5,812
	AMC Entertainment Holdings, Inc.,
9,585	5.750%, 06/15/25	9,657
1,245	5.875%, 11/15/26 (e)	1,254
12,867	AMC Networks, Inc., 5.000%, 04/01/24	12,899
	Cablevision Systems Corp.,
13,733	8.000%, 04/15/20	14,763
1,165	8.625%, 09/15/17	1,212
2,132	CBS Radio, Inc., 7.250%, 11/01/24 (e)	2,240
	Cinemark USA, Inc.,
5,895	4.875%, 06/01/23	5,954
1,051	5.125%, 12/15/22	1,080
	Clear Channel Worldwide Holdings, Inc.,
7,185	Series A, 6.500%, 11/15/22	7,041
1,185	Series A, 7.625%, 03/15/20	1,108
55,169	Series B, 6.500%, 11/15/22	55,652
34,130	Series B, 7.625%, 03/15/20	33,661
	CSC Holdings LLC,
2,475	6.625%, 10/15/25 (e)	2,673
10,845	6.750%, 11/15/21	11,401
2,565	8.625%, 02/15/19	2,828
11,471	10.125%, 01/15/23 (e)	13,206
21,124	10.875%, 10/15/25 (e)	24,609
	DISH DBS Corp.,
705	4.250%, 04/01/18	719
10,725	5.000%, 03/15/23	10,591
22,109	5.875%, 07/15/22	22,883
28,450	5.875%, 11/15/24	28,841

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
18,245	6.750%, 06/01/21	19,614
5,497	7.750%, 07/01/26	6,067
10,913	7.875%, 09/01/19	12,086
	Hughes Satellite Systems Corp.,
5,553	5.250%, 08/01/26 (e)	5,254
1,335	6.625%, 08/01/26 (e)	1,285
	iHeartCommunications, Inc.,
7,779	9.000%, 12/15/19	6,126
6,865	9.000%, 03/01/21	5,063
4,010	10.625%, 03/15/23	3,007
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,372
	LIN Television Corp.,
6,847	5.875%, 11/15/22	6,950
3,700	6.375%, 01/15/21	3,829
1,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	995
	Nexstar Broadcasting, Inc.,
3,720	6.125%, 02/15/22 (e)	3,794
12,080	6.875%, 11/15/20	12,443
2,202	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	2,180
19,181	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	19,565
11,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	11,611
1,050	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
	Regal Entertainment Group,
7,160	5.750%, 03/15/22	7,518
1,900	5.750%, 06/15/23	1,928
	Sinclair Television Group, Inc.,
2,050	5.125%, 02/15/27 (e)	1,906
2,300	5.625%, 08/01/24 (e)	2,271
707	5.875%, 03/15/26 (e)	702
12,610	6.125%, 10/01/22	13,083
	Sirius XM Radio, Inc.,
3,935	4.250%, 05/15/20 (e)	4,004
15,041	5.375%, 04/15/25 (e)	15,088
4,460	5.375%, 07/15/26 (e)	4,427
3,904	5.750%, 08/01/21 (e)	4,084
14,474	6.000%, 07/15/24 (e)	15,053
	TEGNA, Inc.,
1,345	4.875%, 09/15/21 (e)	1,384
965	5.500%, 09/15/24 (e)	979
2,905	6.375%, 10/15/23	3,056
7,945	Time, Inc., 5.750%, 04/15/22 (e)	8,005
2,941	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	2,992
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,171
11,088	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	11,314
	WMG Acquisition Corp.,
1,875	4.875%, 11/01/24 (e)	1,856
650	5.000%, 08/01/23 (e)	650
1,489	5.625%, 04/15/22 (e)	1,534
7,350	6.750%, 04/15/22 (e)	7,699
14,917	Ziggo Secured Finance B.V., (Netherlands), 5.500%, 01/15/27 (e)	14,320

		543,601

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
7,960	6.375%, 10/15/36	6,487
357	8.125%, 10/01/19	386
	Neiman Marcus Group Ltd. LLC,
4,253	8.000%, 10/15/21 (e)	3,360
8,330	(cash), 8.750%, 10/15/21 (e)	6,289

		16,522

	Specialty Retail — 0.7%
3,858	Chinos Intermediate Holdings A, Inc., 7.750% (PIK), 05/01/19 (e) (v)	1,215
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	2,199
30,965	9.000%, 03/15/19 (e)	15,057
1,800	CST Brands, Inc., Series WI, 5.000%, 05/01/23	1,863
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,459
3,930	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	3,675
6,160	L Brands, Inc., 6.750%, 07/01/36	6,083
3,297	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,394
703	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	729
3,876	Penske Automotive Group, Inc., 5.500%, 05/15/26	3,736

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Specialty Retail — continued
25,216	PetSmart, Inc., 7.125%, 03/15/23 (e)	25,815
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,841
	Sally Holdings LLC/Sally Capital, Inc.,
1,430	5.500%, 11/01/23	1,487
4,460	5.625%, 12/01/25	4,627
935	5.750%, 06/01/22	969

		85,149

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
3,100	4.625%, 05/15/24 (e)	3,100
3,100	4.875%, 05/15/26 (e)	3,092

		6,192

	Total Consumer Discretionary	1,277,424

	Consumer Staples — 2.6%
	Beverages — 0.2%
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,975
2,192	4.250%, 05/01/23	2,282
2,000	7.250%, 05/15/17	2,050
7,580	Cott Beverages, Inc., 6.750%, 01/01/20	7,845
11,806	DS Services of America, Inc., 10.000%, 09/01/21 (e)	12,987

		27,139

	Food & Staples Retailing — 0.4%
12,020	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	12,424
2,127	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	1,792
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,968
	New Albertsons, Inc.,
940	7.750%, 06/15/26	935
4,356	8.000%, 05/01/31	4,226
5,840	8.700%, 05/01/30	5,840
9,415	Rite Aid Corp., 6.125%, 04/01/23 (e)	10,064
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	6,039
2,495	U.S. Foods, Inc., 5.875%, 06/15/24 (e)	2,557

		47,845

	Food Products — 1.4%
4,080	B&G Foods, Inc., 4.625%, 06/01/21	4,162
18,455	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	18,224
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,243
7,606	Dean Foods Co., 6.500%, 03/15/23 (e)	7,910
871	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	871
	JBS USA LUX S.A./JBS USA Finance, Inc.,
1,000	5.750%, 06/15/25 (e)	980
11,084	5.875%, 07/15/24 (e)	11,014
16,473	7.250%, 06/01/21 (e)	16,864
10,242	8.250%, 02/01/20 (e)	10,498
	Lamb Weston Holdings, Inc.,
2,698	4.625%, 11/01/24 (e)	2,691
1,968	4.875%, 11/01/26 (e)	1,958
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,867
2,078	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24	2,187
	Post Holdings, Inc.,
8,740	5.000%, 08/15/26 (e)	8,290
2,690	6.000%, 12/15/22 (e)	2,793
8,820	6.750%, 12/01/21 (e)	9,393
8,435	7.750%, 03/15/24 (e)	9,300
5,721	8.000%, 07/15/25 (e)	6,408
12,440	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	12,596
	Smithfield Foods, Inc.,
3,646	5.250%, 08/01/18 (e)	3,682
4,898	5.875%, 08/01/21 (e)	5,088
9,125	6.625%, 08/15/22	9,616
1,227	7.750%, 07/01/17	1,264
	TreeHouse Foods, Inc.,
703	4.875%, 03/15/22	720
2,615	6.000%, 02/15/24 (e)	2,720
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,162
2,502	WhiteWave Foods Co. (The), 5.375%, 10/01/22	2,758

		161,259

	Household Products — 0.4%
4,659	Central Garden & Pet Co., 6.125%, 11/15/23	4,857

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Household Products — continued
7,610	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	7,610
	HRG Group, Inc.,
6,374	7.750%, 01/15/22	6,613
22,511	7.875%, 07/15/19	23,496
	Spectrum Brands, Inc.,
2,985	5.750%, 07/15/25	3,097
1,400	6.625%, 11/15/22	1,484

		47,157

	Personal Products — 0.2%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,361
4,378	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	4,591
4,913	Avon Products, Inc., 7.000%, 03/15/23	4,508
5,205	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	5,133
	Prestige Brands, Inc.,
3,500	5.375%, 12/15/21 (e)	3,596
1,385	6.375%, 03/01/24 (e)	1,448
	Revlon Consumer Products Corp.,
4,462	5.750%, 02/15/21	4,434
1,960	6.250%, 08/01/24 (e)	1,936

		31,007

	Total Consumer Staples	314,407

	Energy — 4.8%
	Energy Equipment & Services — 0.2%
3,600	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	3,402
1,445	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	1,329
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	3,718
589	6.500%, 12/15/21	583
9,310	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e) (d)	2,886
1,423	Transocean, Inc., (Cayman Islands), 9.000%, 07/15/23 (e)	1,437
	Weatherford International Ltd., (Bermuda),
461	7.000%, 03/15/38	368
895	7.750%, 06/15/21	875
880	8.250%, 06/15/23	861
2,831	9.875%, 02/15/24 (e)	2,930
6,164	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	6,626

		25,015

	Oil, Gas & Consumable Fuels — 4.6%
2,555	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 09/15/24 (e)	2,612
	Antero Resources Corp.,
4,754	5.125%, 12/01/22	4,825
9,180	5.375%, 11/01/21	9,467
35	5.625%, 06/01/23	36
1,415	6.000%, 12/01/20	1,459
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	964
1,118	5.625%, 06/01/24 (e)	937
8,390	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	8,096
3,250	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,463
3,241	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	1,685
2,770	BreitBurn Energy Partners LP/BreitBurn Finance Corp., Series WI, 7.875%, 04/15/22 (d)	1,870
	California Resources Corp.,
98	5.500%, 09/15/21	63
4,240	8.000%, 12/15/22 (e)	3,413
1,423	Callon Petroleum Co., 6.125%, 10/01/24 (e)	1,459
	Carrizo Oil & Gas, Inc.,
2,100	6.250%, 04/15/23	2,142
705	7.500%, 09/15/20	730
	Cenovus Energy, Inc., (Canada),
2,204	4.450%, 09/15/42	1,813
1,728	6.750%, 11/15/39	1,815
	Chaparral Energy, Inc.,
11,373	7.625%, 11/15/22 (d)	9,440
3,371	8.250%, 09/01/21 (d)	2,798
13,269	9.875%, 10/01/20 (d)	10,980
669	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	716
	Chesapeake Energy Corp.,
12,615	8.000%, 12/15/22 (e)	13,056

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,804	VAR, 4.130%, 04/15/19	5,485
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,653
3,211	Clayton Williams Energy, Inc., 7.750%, 04/01/19	3,227
2,149	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.000%, 11/01/21	2,213
1,420	CONSOL Energy, Inc., 5.875%, 04/15/22	1,363
6,335	Continental Resources, Inc., 4.500%, 04/15/23	6,161
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
3,832	6.000%, 12/15/20	3,899
310	6.125%, 03/01/22	313
4,290	6.250%, 04/01/23	4,354
9,667	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	10,029
	Denbury Resources, Inc.,
4,675	4.625%, 07/15/23	3,600
7,555	5.500%, 05/01/22	6,214
	Endeavor Energy Resources LP/EER Finance, Inc.,
15,029	7.000%, 08/15/21 (e)	15,405
2,187	8.125%, 09/15/23 (e)	2,323
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,295	7.750%, 09/01/22	1,607
10,866	8.000%, 11/29/24 (e)	11,192
38,265	9.375%, 05/01/20	32,058
10,676	Great Western Petroleum LLC/Great Western Finance Corp., 9.000%, 09/30/21 (e)	11,103
1,510	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	1,536
5,246	Halcon Resources Corp., 8.625%, 02/01/20 (e)	5,380
	Hilcorp Energy I LP/Hilcorp Finance Co.,
8,057	5.000%, 12/01/24 (e)	8,137
5,989	5.750%, 10/01/25 (e)	6,079
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,257
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,190
1,458	3.050%, 12/01/19	1,476
7,485	7.000%, 06/15/17	7,684
2,560	Laredo Petroleum, Inc., 5.625%, 01/15/22	2,579
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,793
4,196	Matador Resources Co., 6.875%, 04/15/23	4,448
	MEG Energy Corp., (Canada),
8,540	6.375%, 01/30/23 (e)	7,536
11,304	7.000%, 03/31/24 (e)	9,863
	Memorial Production Partners LP/Memorial Production Finance Corp.,
12,810	6.875%, 08/01/22	4,467
10,274	7.625%, 05/01/21	3,673
	MPLX LP,
2,790	4.875%, 12/01/24	2,817
11,480	4.875%, 06/01/25	11,533
3,985	5.500%, 02/15/23	4,132
	Newfield Exploration Co.,
5,000	5.375%, 01/01/26	5,077
5,735	5.750%, 01/30/22	5,936
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	1,019
879	Northern Oil and Gas, Inc., 8.000%, 06/01/20	642
	Oasis Petroleum, Inc.,
9,100	6.500%, 11/01/21	9,191
5,071	6.875%, 03/15/22	5,223
15,213	6.875%, 01/15/23	15,593
	Parsley Energy LLC/Parsley Finance Corp.,
7,173	6.250%, 06/01/24 (e)	7,424
19,501	PARSLEY FIN CORP (OBLI), 7.500%, 02/15/22 (e)	20,671
3,633	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	3,470
	Penn Virginia Corp.,
4,881	7.250%, 04/15/19 (d)	96
9,129	8.500%, 05/01/20 (d)	179

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
		QEP Resources, Inc.,
	3,000	5.375%, 10/01/22	2,925
	2,816	6.875%, 03/01/21	2,908
	4,400	Range Resources Corp., 4.875%, 05/15/25	4,158
		Regency Energy Partners LP/Regency Energy Finance Corp.,
	2,485	5.000%, 10/01/22	2,627
	3,175	5.500%, 04/15/23	3,282
	1,300	5.875%, 03/01/22	1,436
	1,632	Rice Energy, Inc., 7.250%, 05/01/23	1,714
	8,060	RSP Permian, Inc., 6.625%, 10/01/22	8,459
	33,231	Samson Resources Co., 9.750%, 02/15/20 (d)	1,994
		Sanchez Energy Corp.,
	24,525	6.125%, 01/15/23	21,459
	1,085	7.750%, 06/15/21	1,031
	2,500	SemGroup Corp., 7.500%, 06/15/21	2,550
	3,593	Seven Generations Energy Ltd., (Canada), 6.875%, 06/30/23 (e)	3,782
		SM Energy Co.,
	3,000	5.000%, 01/15/24	2,827
	3,110	5.625%, 06/01/25	2,986
	1,430	6.125%, 11/15/22	1,434
	1,637	6.500%, 01/01/23	1,645
		Southwestern Energy Co.,
	1,085	4.100%, 03/15/22	998
	3,450	6.700%, 01/23/25	3,416
	2,317	7.500%, 02/01/18	2,421
	5,673	Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21	5,733
		Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	620	4.250%, 11/15/23	584
	1,495	5.125%, 02/01/25 (e)	1,476
	9,235	6.750%, 03/15/24	9,789
	2,075	Tesoro Corp., 4.250%, 10/01/17	2,109
		Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
	6,155	5.250%, 01/15/25	6,240
	2,265	5.500%, 10/15/19	2,404
	10,957	5.875%, 10/01/20	11,312
	1,470	6.125%, 10/15/21	1,538
	6,660	6.250%, 10/15/22	7,126
	2,405	6.375%, 05/01/24	2,591
	4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e) (d)	983
	2,880	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d)	2,765
	5,208	W&T Offshore, Inc., 8.500%, 06/15/19	2,552
		Whiting Petroleum Corp.,
	6,165	5.000%, 03/15/19	6,088
	2,310	5.750%, 03/15/21	2,275
	4,320	6.250%, 04/01/23	4,245
	3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	4,022
	6,946	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	7,125
		WPX Energy, Inc.,
	4,832	5.250%, 09/15/24	4,705
	3,614	6.000%, 01/15/22	3,703
	704	7.500%, 08/01/20	743
	8,515	8.250%, 08/01/23	9,388

			544,687

		Total Energy	569,702

		Financials — 3.8%
		Banks — 1.9%
		CIT Group, Inc.,
	11,411	3.875%, 02/19/19	11,611
	7,694	5.000%, 05/15/17	7,781
	43,944	5.250%, 03/15/18	45,448
	11,730	5.500%, 02/15/19 (e)	12,382
	2,520	6.625%, 04/01/18 (e)	2,636
	100,000	Dexia Credit Local S.A., (France), VAR, 1.159%, 06/08/17	100,044
		Royal Bank of Scotland Group plc, (United Kingdom),
	3,499	6.000%, 12/19/23	3,544
	1,145	6.100%, 06/10/23	1,162
	17,655	6.125%, 12/15/22	18,280
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	4,500	4.350%, 01/23/17	4,793
	16,150	Reg. S, VAR, 9.500%, 03/16/22	16,470

			224,151

		Capital Markets — 0.1%
	5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	6,019

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Consumer Finance — 1.3%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
	3,440	3.750%, 05/15/19	3,500
	3,265	4.625%, 10/30/20	3,412
		Ally Financial, Inc.,
	4,740	2.750%, 01/30/17	4,740
	7,205	3.250%, 09/29/17	7,277
	16,315	3.250%, 11/05/18	16,315
	6,010	3.500%, 01/27/19	6,010
	6,045	4.125%, 03/30/20	6,045
	17,940	4.250%, 04/15/21	17,671
	6,900	4.625%, 05/19/22	6,876
	12,806	4.625%, 03/30/25	12,382
	9,335	4.750%, 09/10/18	9,593
	2,255	5.125%, 09/30/24	2,249
	14,410	5.500%, 02/15/17	14,500
	3,995	5.750%, 11/20/25	3,945
	20,729	6.250%, 12/01/17	21,454
	7,237	8.000%, 11/01/31	8,214
		General Motors Financial Co., Inc.,
	3,570	4.250%, 05/15/23	3,579
	4,000	4.750%, 08/15/17	4,086
	2,358	Springleaf Finance Corp., 6.500%, 09/15/17	2,423

			154,271

		Diversified Financial Services — 0.4%
	9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	6,957
	11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	9,551
	3,815	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	3,290
	5,940	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	6,166
		Nationstar Mortgage LLC/Nationstar Capital Corp.,
	7,522	6.500%, 07/01/21	7,579
	275	7.875%, 10/01/20	281
	1,221	9.625%, 05/01/19	1,279
	3,735	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	3,884
	4,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	4,449

			43,436

		Insurance — 0.1%
	4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	4,890
	5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,531
	5,825	NFP Corp., 9.000%, 07/15/21 (e)	6,029
GBP	1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19 (e)	—	(h)

			17,450

		Total Financials	445,327

		Health Care — 5.0%
		Health Care Equipment & Supplies — 0.9%
		Alere, Inc.,
	4,080	6.375%, 07/01/23 (e)	4,116
	3,949	6.500%, 06/15/20	3,929
	1,310	7.250%, 07/01/18	1,328
	20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	20,079
	15,735	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	13,759
	3,640	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	3,749
	7,605	Hologic, Inc., 5.250%, 07/15/22 (e)	7,890
		Kinetic Concepts, Inc./KCI USA, Inc.,
	3,885	7.875%, 02/15/21 (e)	4,099
	14,670	9.625%, 10/01/21 (e)	13,826
	5,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	4,975
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
	4,645	4.875%, 04/15/20 (e)	4,552
	7,945	5.500%, 04/15/25 (e)	6,753
	9,690	5.625%, 10/15/23 (e)	8,770
	2,235	5.750%, 08/01/22 (e)	2,098

			99,923

		Health Care Providers & Services — 2.7%
	6,253	21st Century Oncology, Inc., (cash), 11.000%, 05/01/23 (e)	3,721
		Acadia Healthcare Co., Inc.,
	5,687	5.625%, 02/15/23	5,602
	350	Series WI, 5.125%, 07/01/22	338

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Health Care Providers & Services — continued
2,130	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	2,109
1,790	Amsurg Corp., 5.625%, 11/30/20	1,839
	CHS/Community Health Systems, Inc.,
1,205	5.125%, 08/15/18	1,175
2,885	7.125%, 07/15/20	2,034
3,000	8.000%, 11/15/19	2,362
2,508	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	2,382
7,530	DaVita, Inc., 5.000%, 05/01/25	7,342
6,170	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	6,818
3,740	HCA Holdings, Inc., 6.250%, 02/15/21	3,925
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,145
4,605	5.000%, 03/15/24	4,617
5,418	5.250%, 04/15/25	5,459
4,945	5.250%, 06/15/26	4,950
33,925	5.375%, 02/01/25	33,204
21,485	5.875%, 02/15/26	21,404
37,121	7.500%, 02/15/22	41,297
2,225	8.000%, 10/01/18	2,414
	HealthSouth Corp.,
4,350	5.750%, 11/01/24	4,361
4,301	5.750%, 09/15/25	4,295
23,019	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	20,142
4,985	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.500%, 10/01/24 (e)	5,035
12,200	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	12,292
10,780	Kindred Healthcare, Inc., 8.750%, 01/15/23	9,594
702	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	677
8,496	Molina Healthcare, Inc., 5.375%, 11/15/22	8,507
	Tenet Healthcare Corp.,
1,470	4.500%, 04/01/21	1,426
1,850	4.750%, 06/01/20	1,829
17,083	5.000%, 03/01/19	16,272
8,227	5.500%, 03/01/19	7,816
12,900	6.000%, 10/01/20	13,118
1,485	6.750%, 02/01/20	1,392
7,635	6.750%, 06/15/23	6,528
1,480	7.500%, 01/01/22 (e)	1,523
17,996	8.000%, 08/01/20	17,242
33,489	8.125%, 04/01/22	30,559
4,265	WellCare Health Plans, Inc., 5.750%, 11/15/20	4,372

		324,117

	Health Care Technology — 0.1%
3,056	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	3,163
5,625	Quintiles IMS, Inc., 5.000%, 10/15/26 (e)	5,541

		8,704

	Pharmaceuticals — 1.3%
2,316	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	2,317
	Concordia International Corp., (Canada),
14,490	7.000%, 04/15/23 (e)	5,506
4,413	9.000%, 04/01/22 (e)	4,060
7,616	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,864
2,204	Endo Finance LLC/Endo Finco, Inc., 5.375%, 01/15/23 (e)	1,923
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
8,970	6.000%, 07/15/23 (e)	7,983
850	6.500%, 02/01/25 (e)	726
6,425	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	6,618
	Valeant Pharmaceuticals International, Inc., (Canada),
28,303	5.375%, 03/15/20 (e)	23,704
283	5.500%, 03/01/23 (e)	208
28,908	5.875%, 05/15/23 (e)	21,374
16,490	6.125%, 04/15/25 (e)	12,202
7,000	6.375%, 10/15/20 (e)	5,915
1,054	6.750%, 08/15/18 (e)	999
8,741	6.750%, 08/15/21 (e)	7,299
6,150	7.000%, 10/01/20 (e)	5,320
21,698	7.250%, 07/15/22 (e)	17,792
30,794	7.500%, 07/15/21 (e)	26,021

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Pharmaceuticals — continued

		156,831

	Total Health Care	589,575

	Industrials — 5.3%
	Aerospace & Defense — 0.8%
	Arconic, Inc.,
11,617	5.125%, 10/01/24	11,849
2,969	5.400%, 04/15/21	3,136
3,650	5.720%, 02/23/19	3,853
2,136	5.870%, 02/23/22	2,267
2,564	6.150%, 08/15/20	2,763
4,920	6.750%, 01/15/28	5,234
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,508
4,583	5.500%, 09/15/18 (e)	4,896
1,409	6.125%, 01/15/23 (e)	1,215
9,480	7.500%, 03/15/25 (e)	8,427
1,022	7.750%, 03/15/20 (e)	1,031
708	8.750%, 12/01/21 (e)	703
709	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	725
8,815	KLX, Inc., 5.875%, 12/01/22 (e)	9,013
7,437	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	7,232
3,162	Orbital ATK, Inc., 5.250%, 10/01/21	3,261
	TransDigm, Inc.,
705	6.000%, 07/15/22	725
2,531	6.375%, 06/15/26 (e)	2,575
8,515	6.500%, 05/15/25	8,771
12,053	Triumph Group, Inc., 4.875%, 04/01/21	11,028

		91,212

	Air Freight & Logistics — 0.2%
8,100	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	7,665
	XPO Logistics, Inc.,
1,970	6.125%, 09/01/23 (e)	2,014
8,715	6.500%, 06/15/22 (e)	9,031

		18,710

	Airlines — 0.4%
11,255	Allegiant Travel Co., 5.500%, 07/15/19	11,480
8,580	American Airlines 2013-1 Class A Pass-Through Trust, 5.600%, 07/15/20 (e)	8,859
2,858	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,952
4,220	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	4,494
4,715	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	5,187
2,158	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,287
425	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series B, 6.875%, 05/07/19 (e)	458
4,628	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,194
3,214	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,327

		44,238

	Building Products — 0.1%
1,330	Allegion plc, (Ireland), 5.875%, 09/15/23	1,412
2,570	Griffon Corp., 5.250%, 03/01/22	2,557
3,066	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	3,120
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,143
3,541	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	3,594
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,698

		15,524

	Commercial Services & Supplies — 1.0%
9,012	ACCO Brands Corp., 6.750%, 04/30/20	9,440
	ADT Corp. (The),
9,745	3.500%, 07/15/22	9,172
12,905	4.125%, 06/15/23	12,260
350	APX Group, Inc., 6.375%, 12/01/19	361
652	Aramark Services, Inc., 5.750%, 03/15/20	667
	Clean Harbors, Inc.,
3,301	5.125%, 06/01/21	3,375
7,335	5.250%, 08/01/20	7,500
9,597	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	8,877
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	4,103

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Commercial Services & Supplies — continued
1,435	9.750%, 08/01/18 (e)	1,467
	Herc Rentals, Inc.,
4,315	7.500%, 06/01/22 (e)	4,450
8,065	7.750%, 06/01/24 (e)	8,267
21,560	ILFC E-Capital Trust I, VAR, 4.000%, 12/21/65 (e)	18,757
14,629	ILFC E-Capital Trust II, VAR, 4.250%, 12/21/65 (e)	11,996
14,941	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	16,062
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	4,705
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 01/15/16 (d)	—	(h)
2,650	6.500%, 08/01/27 (d)	—	(h)
163	R.R. Donnelley & Sons Co., 7.000%, 02/15/22	157
2,350	West Corp., 4.750%, 07/15/21 (e)	2,397

		124,013

	Construction & Engineering — 0.3%
	AECOM,
4,870	5.750%, 10/15/22	5,101
9,915	5.875%, 10/15/24	10,386
10,865	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	10,702
1,000	MasTec, Inc., 4.875%, 03/15/23	978
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,807

		29,974

	Electrical Equipment — 0.3%
10,450	General Cable Corp., 5.750%, 10/01/22	9,980
	Novelis Corp.,
3,506	5.875%, 09/30/26 (e)	3,502
2,155	6.250%, 08/15/24 (e)	2,230
9,318	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	7,175
	Sensata Technologies B.V., (Netherlands),
3,020	4.875%, 10/15/23 (e)	3,103
3,812	5.000%, 10/01/25 (e)	3,755
200	5.625%, 11/01/24 (e)	208
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	4,062

		34,015

	Industrial Conglomerates — 0.1%
11,683	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	9,229

	Machinery — 0.6%
4,438	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	4,261
12,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	7,260
	CNH Industrial Capital LLC,
3,413	4.375%, 11/06/20	3,469
7,893	4.875%, 04/01/21	8,130
2,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	1,970
5,410	Gates Global LLC/Gates Global Co., 6.000%, 07/15/22 (e)	5,167
2,480	Manitowoc Foodservice, Inc., 9.500%, 02/15/24	2,827
8,110	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	8,252
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,769
3,034	5.375%, 03/01/25	3,125
	SPX FLOW, Inc.,
2,025	5.625%, 08/15/24 (e)	1,989
2,860	5.875%, 08/15/26 (e)	2,796
	Terex Corp.,
14,230	6.000%, 05/15/21	14,408
5,790	6.500%, 04/01/20	5,877

		74,300

	Marine — 0.0% (g)
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,275
13,329	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	2,666

		4,941

	Professional Services — 0.1%
12,295	CEB, Inc., 5.625%, 06/15/23 (e)	11,926
363	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	371

		12,297

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Road & Rail — 0.5%
12,249	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	12,816
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,585	5.500%, 04/01/23	5,397
9,680	6.375%, 04/01/24 (e)	9,607
	Hertz Corp. (The),
4,040	5.500%, 10/15/24 (e)	3,520
15,051	6.250%, 10/15/22	14,185
9,696	7.375%, 01/15/21	9,735
5,063	Jack Cooper Enterprises, Inc., 10.500% (PIK), 03/15/19 (e) (v)	557
22,182	Jack Cooper Holdings Corp., 9.250%, 06/01/20	7,708

		63,525

	Trading Companies & Distributors — 0.9%
	Aircastle Ltd., (Bermuda),
1,110	5.000%, 04/01/23	1,117
637	5.125%, 03/15/21	670
1,500	6.250%, 12/01/19	1,620
6,490	6.750%, 04/15/17	6,592
5,155	7.625%, 04/15/20	5,793
10,780	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,346
	HD Supply, Inc.,
7,754	5.250%, 12/15/21 (e)	8,180
5,755	5.750%, 04/15/24 (e)	5,885
	International Lease Finance Corp.,
4,490	4.625%, 04/15/21	4,658
4,295	5.875%, 04/01/19	4,574
1,408	5.875%, 08/15/22	1,539
105	6.250%, 05/15/19	113
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,854
2,275	5.500%, 07/15/25	2,292
4,615	5.500%, 05/15/27	4,598
703	5.750%, 11/15/24	728
3,835	5.875%, 09/15/26	3,921
18,765	6.125%, 06/15/23	19,731
6,159	7.625%, 04/15/22	6,513
3,518	Univar USA, Inc., 6.750%, 07/15/23 (e)	3,579

		101,303

	Total Industrials	623,281

	Information Technology — 3.8%
	Communications Equipment — 0.5%
4,479	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	4,692
2,725	Aspect Software, Inc., 3.000%, 05/25/23	1,411
	Avaya, Inc.,
9,652	7.000%, 04/01/19 (e)	8,397
3,424	10.500%, 03/01/21	1,610
9,947	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	10,357
	CommScope, Inc.,
1,893	5.000%, 06/15/21 (e)	1,917
4,731	5.500%, 06/15/24 (e)	4,842
10,287	Goodman Networks, Inc., 12.125%, 07/01/18	4,218
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,942
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,601
10,730	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	11,186

		57,173

	Electronic Equipment, Instruments & Components — 0.3%
4,560	Anixter, Inc., 5.500%, 03/01/23	4,708
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,500
8,090	5.500%, 09/01/22 (e)	8,252
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,439
1,635	5.500%, 12/01/24	1,676
1,300	6.000%, 08/15/22	1,378
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,118
14,935	Zebra Technologies Corp., 7.250%, 10/15/22	16,150

		36,221

	Internet Software & Services — 0.0% (g)
3,320	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.000%, 11/30/24 (e)	3,478
1,142	VeriSign, Inc., 5.250%, 04/01/25	1,179

		4,657

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	IT Services — 0.8%
	Alliance Data Systems Corp.,
1,534	5.375%, 08/01/22 (e)	1,465
737	5.875%, 11/01/21 (e)	739
2,129	Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	2,225
	First Data Corp.,
2,478	5.000%, 01/15/24 (e)	2,500
19,001	5.375%, 08/15/23 (e)	19,666
39,475	5.750%, 01/15/24 (e)	39,968
20,315	7.000%, 12/01/23 (e)	21,267
705	WEX, Inc., 4.750%, 02/01/23 (e)	693

		88,523

	Semiconductors & Semiconductor Equipment — 0.9%
3,651	Advanced Micro Devices, Inc., 7.000%, 07/01/24	3,687
	Amkor Technology, Inc.,
11,447	6.375%, 10/01/22	11,776
4,755	6.625%, 06/01/21	4,862
5,789	Entegris, Inc., 6.000%, 04/01/22 (e)	6,021
8,312	MagnaChip Semiconductor Corp., 6.625%, 07/15/21	7,190
	Micron Technology, Inc.,
3,228	5.250%, 08/01/23 (e)	3,188
13,076	5.250%, 01/15/24 (e)	12,783
969	5.500%, 02/01/25	952
2,340	5.625%, 01/15/26 (e)	2,281
1,654	5.875%, 02/15/22	1,712
5,720	7.500%, 09/15/23 (e)	6,292
7,905	Microsemi Corp., 9.125%, 04/15/23 (e)	9,150
	NXP B.V./NXP Funding LLC, (Netherlands),
4,690	4.125%, 06/01/21 (e)	4,890
8,908	4.625%, 06/01/23 (e)	9,398
7,555	5.750%, 02/15/21 (e)	7,838
2,350	5.750%, 03/15/23 (e)	2,485
10,515	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	11,014
2,345	Versum Materials, Inc., 5.500%, 09/30/24 (e)	2,392

		107,911

	Software — 0.6%
3,740	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,833
5,435	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	5,435
13,433	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	13,466
26,263	Infor U.S., Inc., 6.500%, 05/15/22	27,051
8,150	Informatica LLC, 7.125%, 07/15/23 (e)	7,661
4,821	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, Series WI, 9.250%, 01/15/18	4,785
1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,781
4,990	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 02/01/23 (e)	4,541

		68,553

	Technology Hardware, Storage & Peripherals — 0.7%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
40	3.480%, 06/01/19 (e)	41
2,115	4.420%, 06/15/21 (e)	2,175
12,048	5.450%, 06/15/23 (e)	12,555
7,341	5.875%, 06/15/21 (e)	7,736
10,903	6.020%, 06/15/26 (e)	11,416
5,131	7.125%, 06/15/24 (e)	5,602
856	8.100%, 07/15/36 (e)	969
1,223	8.350%, 07/15/46 (e)	1,422
6,920	EMC Corp., 1.875%, 06/01/18	6,818
	NCR Corp.,
1,046	5.000%, 07/15/22	1,046
495	5.875%, 12/15/21	517
1,602	6.375%, 12/15/23	1,686
	Western Digital Corp.,
10,267	7.375%, 04/01/23 (e)	11,088
20,714	10.500%, 04/01/24 (e)	23,977

		87,048

	Total Information Technology	450,086

	Materials — 4.2%
	Chemicals — 1.7%
	Ashland LLC,
4,115	3.875%, 04/15/18	4,197
16,210	4.750%, 08/15/22	16,676

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Chemicals — continued
2,705	6.875%, 05/15/43	2,773
2,755	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	2,741
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,002
	Blue Cube Spinco, Inc.,
3,795	9.750%, 10/15/23	4,459
3,730	10.000%, 10/15/25	4,439
	Chemours Co. (The),
6,918	6.625%, 05/15/23	6,831
2,070	7.000%, 05/15/25	2,039
10,180	CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	10,078
3,930	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	4,451
	Hexion, Inc.,
35,836	6.625%, 04/15/20	30,819
7,430	8.875%, 02/01/18	7,188
	Huntsman International LLC,
567	4.875%, 11/15/20	584
13,052	5.125%, 11/15/22	13,248
	INEOS Group Holdings S.A., (Luxembourg),
10,465	5.625%, 08/01/24 (e)	10,228
17,550	5.875%, 02/15/19 (e)	17,813
9,865	LSB Industries, Inc., SUB, 8.500%, 08/01/19	9,125
	Momentive Performance Materials, Inc.,
8,000	3.880%, 10/24/21	7,472
8,000	8.875%, 10/15/20 (d)	—	(h)
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,792
5,569	PQ Corp., 6.750%, 11/15/22 (e)	5,889
3,628	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	3,592
5,673	Reichhold Industries, Inc., 9.000%, 05/08/17 (e) (d)	—	(h)
	Reichhold International,
5,556	12.000%, 03/31/17	5,556
5,013	15.000%, 03/31/17	5,012
2,495	Reichhold LLC, 12.000%, 03/31/17	2,495
3,995	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	4,225
2,910	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), 6.750%, 05/01/22 (e)	3,034
750	Valvoline, Inc., 5.500%, 07/15/24 (e)	774
610	W.R. Grace & Co.-Conn, 5.625%, 10/01/24 (e)	647

		197,179

	Construction Materials — 0.3%
	Cemex Finance LLC,
3,000	6.000%, 04/01/24 (e)	2,985
22,345	9.375%, 10/12/22 (e)	24,216
	Cemex S.A.B. de C.V., (Mexico),
1,299	6.125%, 05/05/25 (e)	1,280
3,788	7.750%, 04/16/26 (e)	4,039
2,498	U.S. Concrete, Inc., 6.375%, 06/01/24	2,604

		35,124

	Containers & Packaging — 0.7%
4,832	ARD Finance S.A., (Luxembourg), 7.125% (cash), 09/15/23 (e) (v)	4,790
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
3,400	6.250%, 01/31/19 (e)	3,455
2,655	6.750%, 01/31/21 (e)	2,705
8,575	7.250%, 05/15/24 (e)	8,961
8,985	VAR, 3.850%, 12/15/19 (e)	9,142
703	Ball Corp., 5.250%, 07/01/25	732
	Berry Plastics Corp.,
1,765	5.125%, 07/15/23	1,781
2,030	6.000%, 10/15/22	2,134
2,257	Constar International, Inc., 11.000%, 12/31/17 (d)	237
4,895	Pactiv LLC, 8.375%, 04/15/27	5,372
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,055	5.750%, 10/15/20	11,373
10,077	6.875%, 02/15/21	10,379
12,326	7.000%, 07/15/24 (e)	13,022
1,352	8.250%, 02/15/21	1,396
10,195	VAR, 4.380%, 07/15/21 (e)	10,412
	Sealed Air Corp.,
1,500	5.125%, 12/01/24 (e)	1,522
3,000	6.500%, 12/01/20 (e)	3,394

		90,807

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Metals & Mining — 1.4%
4,855	AK Steel Corp., 7.500%, 07/15/23	5,280
	Alcoa Nederland Holding B.V., (Netherlands),
1,335	6.750%, 09/30/24 (e)	1,432
1,305	7.000%, 09/30/26 (e)	1,383
3,716	Aleris International, Inc., 7.875%, 11/01/20	3,645
4,558	Anglo American Capital plc, (United Kingdom), 4.875%, 05/14/25 (e)	4,626
	ArcelorMittal, (Luxembourg),
28,300	7.250%, 02/25/22	31,758
5,000	8.000%, 10/15/39	5,288
350	10.850%, 06/01/19	411
351	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	385
8,026	Coeur Mining, Inc., 7.875%, 02/01/21	8,327
8,235	Commercial Metals Co., 4.875%, 05/15/23	8,247
	Constellium N.V., (Netherlands),
1,080	5.750%, 05/15/24 (e)	1,004
3,410	7.875%, 04/01/21 (e)	3,666
1,510	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	1,520
351	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	405
	Freeport-McMoRan, Inc.,
702	2.300%, 11/14/17	700
3,990	3.100%, 03/15/20	3,920
500	3.550%, 03/01/22	474
13,090	3.875%, 03/15/23	12,231
1,310	4.550%, 11/14/24	1,245
631	5.400%, 11/14/34	552
12,149	5.450%, 03/15/43	10,387
10,635	Hecla Mining Co., 6.875%, 05/01/21	10,834
1,970	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	2,074
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,731
4,905	7.875%, 11/01/22 (e)	5,297
7,465	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	7,502
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (d)	—	(h)
1,775	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	1,788
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	3,128
1,500	5.250%, 04/15/23	1,556
480	5.500%, 10/01/24	508
2,560	6.125%, 08/15/19	2,647
2,560	6.375%, 08/15/22	2,694
	Teck Resources Ltd., (Canada),
3,045	3.000%, 03/01/19	3,022
575	8.000%, 06/01/21 (e)	631
2,237	8.500%, 06/01/24 (e)	2,612
4,388	United States Steel Corp., 8.375%, 07/01/21 (e)	4,882
10,907	Zekelman Industries, Inc., 9.875%, 06/15/23 (e)	11,698

		171,490

	Paper & Forest Products — 0.1%
1,365	Boise Cascade Co., 5.625%, 09/01/24 (e)	1,338
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	6,298
700	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	714

		8,350

	Total Materials	502,950

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
4,110	Care Capital Properties LP, 5.125%, 08/15/26 (e)	3,948
	Communications Sales & Leasing, Inc./CSL Capital LLC,
3,580	6.000%, 04/15/23 (e)	3,714
2,830	8.250%, 10/15/23	2,965
	CoreCivic, Inc.,
7,068	4.125%, 04/01/20	7,015
5,520	4.625%, 05/01/23	5,368
2,595	5.000%, 10/15/22	2,563
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,917
4,070	5.250%, 01/15/23	4,424
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,704

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Equinix, Inc.,
6,609	5.375%, 01/01/22	6,890
3,633	5.750%, 01/01/25	3,747
3,605	5.875%, 01/15/26	3,740
	GEO Group, Inc. (The),
305	5.125%, 04/01/23	288
5,290	5.875%, 01/15/22	5,277
1,570	5.875%, 10/15/24	1,515
2,795	6.000%, 04/15/26	2,683
3,482	Iron Mountain U.S. Holdings, Inc., 5.375%, 06/01/26 (e)	3,421
	Iron Mountain, Inc.,
3,510	4.375%, 06/01/21 (e)	3,589
2,250	5.750%, 08/15/24	2,283
703	6.000%, 10/01/20 (e)	740
6,149	6.000%, 08/15/23	6,518
	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
2,950	4.500%, 09/01/26 (e)	2,825
2,345	5.625%, 05/01/24 (e)	2,456
	RHP Hotel Properties LP/RHP Finance Corp.,
6,788	5.000%, 04/15/21	6,890
4,580	5.000%, 04/15/23	4,637
885	VEREIT Operating Partnership LP, 4.125%, 06/01/21	907

		95,024

	Real Estate Management & Development — 0.1%
2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,350
4,844	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	4,953

		7,303

	Total Real Estate	102,327

	Telecommunication Services — 8.1%
	Diversified Telecommunication Services — 5.3%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,218
8,402	6.625%, 02/15/23 (e)	8,528
24,616	7.500%, 05/15/26 (e)	25,027
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,371
5,203	5.125%, 05/01/23 (e)	5,333
4,892	5.375%, 05/01/25 (e)	4,972
6,840	5.500%, 05/01/26 (e)	6,908
478	5.750%, 09/01/23	501
12,275	5.750%, 02/15/26 (e)	12,613
22,320	5.875%, 04/01/24 (e)	23,631
3,750	5.875%, 05/01/27 (e)	3,811
6,997	6.625%, 01/31/22	7,268
	CenturyLink, Inc.,
1,437	Series T, 5.800%, 03/15/22	1,419
703	Series V, 5.625%, 04/01/20	732
15,275	Series W, 6.750%, 12/01/23	15,275
2,777	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	2,909
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	9,074
7,125	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	7,205
35,284	Embarq Corp., 7.995%, 06/01/36	33,876
	Frontier Communications Corp.,
9,400	6.250%, 09/15/21	8,818
4,070	6.875%, 01/15/25	3,297
7,075	8.500%, 04/15/20	7,349
8,280	9.250%, 07/01/21	8,487
9,880	10.500%, 09/15/22	10,176
28,644	11.000%, 09/15/25	28,716
17,843	GCI, Inc., 6.750%, 06/01/21	18,311
	Intelsat Jackson Holdings S.A., (Luxembourg),
23,619	5.500%, 08/01/23	15,411
14,314	7.250%, 04/01/19	11,237
32,740	7.250%, 10/15/20	23,859
10,371	7.500%, 04/01/21	7,513
5,077	8.000%, 02/15/24 (e)	5,115
9,128	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	3,161
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	5,046
	Level 3 Financing, Inc.,
944	5.125%, 05/01/23	943
11,099	5.375%, 01/15/24	11,154

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	11,281	5.375%, 05/01/25	11,225
	7,028	5.625%, 02/01/23	7,133
	704	6.125%, 01/15/21	729
	4,300	VAR, 4.762%, 01/15/18	4,305
		Qwest Capital Funding, Inc.,
	1,426	6.875%, 07/15/28	1,290
	10,386	7.750%, 02/15/31	9,841
	1,000	Qwest Corp., 7.250%, 09/15/25	1,075
	5,515	SBA Communications Corp., 4.875%, 09/01/24 (e)	5,336
		SFR Group S.A., (France),
	29,275	6.000%, 05/15/22 (e)	29,495
	5,291	6.250%, 05/15/24 (e)	5,231
	5,695	7.375%, 05/01/26 (e)	5,681
		Sprint Capital Corp.,
	11,537	6.875%, 11/15/28	11,097
	22,936	6.900%, 05/01/19	23,911
	41,572	8.750%, 03/15/32	43,651
	5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	5,871
	3,440	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	3,390
	5,332	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	5,545
		Virgin Media Secured Finance plc, (United Kingdom),
	8,042	5.375%, 04/15/21 (e)	8,293
	1,485	5.500%, 01/15/25 (e)	1,492
	715	5.500%, 08/15/26 (e)	697
		Wind Acquisition Finance S.A., (Luxembourg),
	11,260	4.750%, 07/15/20 (e)	11,260
	10,845	7.375%, 04/23/21 (e)	11,062
EUR	1,007	VAR, 4.938%, 04/30/19 (e)	1,082
		Windstream Services LLC,
	4,585	6.375%, 08/01/23	3,989
	13,791	7.500%, 06/01/22	13,028
	5,404	7.500%, 04/01/23	5,026
	18,637	7.750%, 10/01/21	18,544
		Zayo Group LLC/Zayo Capital, Inc.,
	23,256	6.000%, 04/01/23	24,245
	5,770	6.375%, 05/15/25	6,015

			626,803

		Wireless Telecommunication Services — 2.8%
	7,651	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	7,804
		Sprint Communications, Inc.,
	3,111	6.000%, 12/01/16	3,111
	5,497	6.000%, 11/15/22	5,304
	5,795	7.000%, 03/01/20 (e)	6,233
	9,990	7.000%, 08/15/20	10,365
	54,265	9.000%, 11/15/18 (e)	59,556
	889	9.125%, 03/01/17	903
	23,613	11.500%, 11/15/21	28,217
		Sprint Corp.,
	7,527	7.125%, 06/15/24	7,471
	9,127	7.250%, 09/15/21	9,355
	14,595	7.625%, 02/15/25	14,832
	61,700	7.875%, 09/15/23	63,705
	3,854	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.360%, 09/20/21 (e)	3,864
	3,100	Syniverse Holdings, Inc., 9.125%, 01/15/19	2,240
		T-Mobile USA, Inc.,
	4,551	5.250%, 09/01/18	4,624
	708	6.000%, 04/15/24	743
	5,346	6.250%, 04/01/21	5,573
	6,200	6.375%, 03/01/25	6,626
	3,099	6.464%, 04/28/19	3,149
	1,405	6.500%, 01/15/24	1,501
	6,493	6.500%, 01/15/26	7,012
	9,442	6.625%, 11/15/20	9,655
	5,309	6.625%, 04/01/23	5,626
	19,152	6.633%, 04/28/21	19,990
	25,142	6.731%, 04/28/22	26,270
	7,785	6.836%, 04/28/23	8,262
	5,820	United States Cellular Corp., 6.700%, 12/15/33	5,703

			327,694

		Total Telecommunication Services	954,497

		Utilities — 1.4%
		Electric Utilities — 0.0% (g)
	1,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	1,068

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Electric Utilities — continued
	Texas Competitive Electric Holdings Co. LLC,
37,201	8.500%, 05/01/20 (d)	1,376
24,805	8.500%, 05/01/20 (d)	918
5,000	11.500%, 10/01/20 (d)	185

		3,547

	Gas Utilities — 0.6%
	Ferrellgas LP/Ferrellgas Finance Corp.,
4,917	6.500%, 05/01/21	4,646
346	6.750%, 01/15/22	326
9,044	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	8,886
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
2,095	5.625%, 07/15/22	2,011
7,360	5.625%, 11/15/23	6,992
	Sabine Pass Liquefaction LLC,
3,505	5.000%, 03/15/27 (e)	3,461
10,127	5.625%, 03/01/25	10,557
17,109	5.625%, 04/15/23	17,965
5,875	5.750%, 05/15/24	6,198
2,730	5.875%, 06/30/26 (e)	2,877
9,276	6.250%, 03/15/22	9,995

		73,914

	Independent Power & Renewable Electricity Producers — 0.8%
	AES Corp.,
647	4.875%, 05/15/23	628
1,764	5.500%, 03/15/24	1,737
2,395	6.000%, 05/15/26	2,353
5,240	7.375%, 07/01/21	5,790
3,480	VAR, 3.931%, 06/01/19	3,454
	Calpine Corp.,
4,211	5.250%, 06/01/26 (e)	4,116
15,000	6.000%, 01/15/22 (e)	15,656
5,098	7.875%, 01/15/23 (e) (w)	5,328
	Dynegy, Inc.,
7,710	7.375%, 11/01/22	7,324
8,355	7.625%, 11/01/24	7,687
2,650	8.000%, 01/15/25 (e)	2,438
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	10,100
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,356
4,850	6.625%, 01/15/27 (e)	4,486
5,808	7.250%, 05/15/26 (e)	5,678
454	7.875%, 05/15/21	471
2,565	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	2,440
	TerraForm Power Operating LLC,
5,424	SUB, 6.375%, 02/01/23 (e)	5,548
784	SUB, 6.625%, 06/15/25 (e)	813

		90,403

	Total Utilities	167,864

	Total Corporate Bonds (Cost $6,051,189)	5,997,440

Exchange Traded Funds — 0.8%
	Fixed Income — 0.8%
355	iShares iBoxx $ High Yield Corporate Bond ETF	30,423
1,799	SPDR Barclays High Yield Bond ETF	64,974

	Total Exchange Traded Funds (Cost $92,757)	95,397

Insurance-Linked Securities — 0.1%
	Catastrophe Bonds — 0.1%
5,850	Armor Re Ltd., (Bermuda), VAR, 4.922%, 12/15/16 (e)	5,852
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.472%, 05/15/17 (e)	2,037

	Total Insurance-Linked Securities (Cost $7,832)	7,889

Mortgage Pass-Through Securities — 0.3%
36,560	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 12/25/45 (w) (Cost $37,577)	36,366
Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,872

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,489
3,390	Series B, Rev., 5.000%, 03/01/34	3,672

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Municipal Bonds — continued

		10,161

	Total Municipal Bonds (Cost $13,699)	14,033

Preferred Securities — 0.7% (x)
	Financials — 0.7%
	Banks — 0.7%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25	7,109
41,338	Series K, VAR, 8.000%, 01/30/18	41,958
10,816	Series M, VAR, 8.125%, 05/15/18	11,019
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,035
	Citigroup, Inc.,
1	VAR, 5.950%, 01/30/23	1
10,560	Series O, VAR, 5.875%, 03/27/20	10,560
3,856	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	3,994
1,315	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 8.625%, 08/15/21	1,294

	Total Preferred Securities (Cost $77,269)	77,970

Private Placements — 3.4%
	Commercial Loan — 2.3%
32,000	Ace Hotel Bowery, VAR, 7.013%, 12/01/16	32,000
62,000	DoubleTree, VAR, 6.518%, 06/01/17	62,000
11,427	Hotel Waldorf-Astoria Corp. (The), VAR, 7.392%, 06/01/17	11,427
61,000	Hyatt Centric Funding LLC, VAR, 6.513%, 10/01/17	61,000
35,000	Raleigh Hotel, VAR, 7.013%, 12/31/16	35,000
38,397	Scout Harbor, VAR, 7.003%, 01/01/17	38,397
41,500	Sheraton Needham Hotel, VAR, 5.513%, 07/01/20	41,500

	Total Commercial Loan	281,324

	Residential Loan — 1.1%
42,000	8995 Collins Funding LLC, VAR, 8.013%, 08/04/17	42,000
9,781	East 12th Street Mortgage Pass-Through Trust, VAR, 8.003%, 01/01/17	9,781
37,500	Four Seasons Private Residences, VAR, 8.508%, 05/01/17	37,500
37,600	Prospect Properties Owners LLC, VAR, 7.181%, 05/01/17	37,600

	Total Residential Loan	126,881

	Total Private Placements (Cost $408,198)	408,205

Investment Companies — 1.0%
391	Advent Claymore Convertible Securities and Income Fund II	2,160
2,848	BlackRock Corporate High Yield Fund, Inc.	29,845
1,286	BlackRock Debt Strategies Fund, Inc.	14,042
1,071	Blackstone/GSO Strategic Credit Fund	15,998
557	Eaton Vance Floating-Rate Income Trust	8,194
647	Eaton Vance Senior Income Trust	4,203
702	Invesco Dynamic Credit Opportunities Fund	8,416
403	Invesco Senior Income Trust	1,810
1,670	Nuveen Credit Strategies Income Fund	14,463
499	Nuveen Floating Rate Income Opportunity Fund	5,881
695	Prudential Global Short Duration High Yield Fund, Inc.	10,237
452	Voya Prime Rate Trust	2,448

	Total Investment Companies (Cost $105,899)	117,697

Common Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
— (h)	New Cotai LLC/New Cotai Capital Corp., Class B (a) (e)	341

	Specialty Retail — 0.0% (g)
93	Nebraska Book Holdings, Inc. (a)	4

	Total Consumer Discretionary	345

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
1,280	Halcon Resources Corp. (a)	12,172
192	Penn Virginia Corp. (a)	8,240
373	SandRidge Energy, Inc. (a)	8,552
58	Southwestern Energy Co. (a)	661

	Total Energy	29,625

	Financials — 0.0% (g)
	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
56	Sutherland Asset Management Corp.	735

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
275	Aspect Software, Inc., Class CR1 (a)	4,263
15	Aspect Software, Inc., Class CR2 (a)	237

	Total Information Technology	4,500

	Materials — 0.1%
	Chemicals — 0.1%
9	Reichhold, Inc. (a)	5,970

	Containers & Packaging — 0.0% (g)
42	Constar International, Inc., Class A (a)	—	(h)

	Total Materials	5,970

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
777	NII Holdings, Inc. (a)	1,320

	Utilities — 0.1%
	Electric Utilities — 0.1%
1,110	Vistra Energy Corp. (a)	15,484

	Independent Power & Renewable Electricity Producers — 0.0% (g)
50	Dynegy, Inc. (a)	432

	Total Utilities	15,916

	Total Common Stocks (Cost $65,424)	58,411

Preferred Stocks — 0.3%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
280	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	7,650

	Financials — 0.2%
	Consumer Finance — 0.0% (g)
156	GMAC Capital Trust I, Series 2, VAR, 6.691%, 02/15/40 ($25 par value)	3,913

	Insurance — 0.2%
28	XLIT Ltd., (Cayman Islands), Series D, VAR, 4.000%, 01/03/17 ($1,000 par value) @	22,230

	Total Financials	26,143

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A ($– par value)	—

	Total Preferred Stocks (Cost $42,053)	33,793

PRINCIPAL AMOUNT
Loan Assignments — 7.1%
	Consumer Discretionary — 1.8%
	Automobiles — 0.2%
8,842	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	8,849
10,201	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	10,214

		19,063

	Diversified Consumer Services — 0.0% (g)
3,930	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	3,887
	Hotels, Restaurants & Leisure — 0.1%
1,985	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,975
3,526	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	3,538
298	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	299
3,044	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.084%, 10/25/23	3,064
2,812	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	2,832
1,795	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/22/23	1,804

		13,512

	Leisure Products — 0.1%
4,000	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	4,020
5,584	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,158
6,451	Steinway Musical Instruments, Inc., 1st Lien Term Loan, VAR, 4.750%, 09/19/19	6,209

		15,387

	Media — 1.0%
2,918	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.285%, 12/15/22	2,933

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Media — continued
11,091	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	11,186
15,935	iHeartCommunications, Inc., Term Loan D, VAR, 7.356%, 01/30/19	12,335
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.106%, 07/30/19	5,832
1,834	Sinclair Television Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,830
8,896	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	8,918
15,701	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	15,794
13,319	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,322
29,191	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	29,180
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)
4,957	WMG Acquisition Corp., Term Loan B, VAR, 3.750%, 10/20/23	4,952
4,769	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 08/18/24	4,864

		111,146

	Multiline Retail — 0.1%
12,740	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	11,557
	Specialty Retail — 0.3%
1,175	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21	1,177
29,659	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	19,019
4,910	Michaels Stores, Inc., Term Loan B-1, VAR, 3.750%, 01/30/23	4,944
9,960	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.000%, 01/26/23	10,028

		35,168

	Total Consumer Discretionary	209,720

	Consumer Staples — 1.1%
	Food & Staples Retailing — 0.4%
4,125	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	4,128
9,795	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	9,818
2,893	Albertson’s LLC, Term Loan B-6, VAR, 4.750%, 06/22/23	2,900
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,335
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,238
18,069	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	18,121

		52,540

	Food Products — 0.5%
10,804	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.610%, 11/01/18	10,824
1,955	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	1,960
27,423	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.387%, 04/29/20	27,533
2,278	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	2,296
3,888	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	3,902
12,291	Wilton Brands, Tranche B Term Loan, VAR, 8.500%, 08/30/18	11,062

		57,577

	Household Products — 0.2%
11,118	Reynolds Group Holdings Ltd., U.S. Term Loan, VAR, 4.250%, 02/05/23	11,172
11,301	Zep Inc., Term Loan, VAR, 5.000%, 06/27/22	11,344

		22,516

	Personal Products — 0.0% (g)
2,478	Revlon Consumer Products Corp., Term Loan B, VAR, 4.250%, 09/07/23	2,480

	Total Consumer Staples	135,113

	Energy — 1.1%
	Energy Equipment & Services — 0.2%
11,629	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	6,033
2,550	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,961

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Energy Equipment & Services — continued
13,621	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	7,704

		15,698

	Oil, Gas & Consumable Fuels — 0.9%
1,225	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,218
5,770	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21 ^	6,275
11,850	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.500%, 08/15/21	12,657
24,663	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	24,922
3,500	EP Energy LLC/Everest Acquisition Finance, Inc., 1st Lien Term Loan, VAR, 9.750%, 06/30/21 ^	3,542
5,234	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	3,402
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	6,495
35,150	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	34,564
13,071	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20 ^	12,281
4,875	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	4,583
3,023	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	87

		110,026

	Total Energy	125,724

	Financials — 0.3%
	Consumer Finance — 0.1%
13,425	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,090
	Diversified Financial Services — 0.1%
11,401	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,393
	Insurance — 0.1%
4,938	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.753%, 08/12/22	4,932
5,925	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	5,929
3,829	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,833

		14,694

	Total Financials	39,177

	Health Care — 0.9%
	Health Care Equipment & Supplies — 0.1%
10,343	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21 ^	10,121
	Health Care Providers & Services — 0.6%
9,702	21st Century Oncology, Inc., 1st Lien Senior Secured Term Loan B, VAR, 7.125%, 04/30/22	8,756
9,791	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	9,835
2,000	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.165%, 12/31/18 ^	1,936
3,797	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	3,584
9,496	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,345
11,040	inVentiv Health, Inc.,Term Loan B, VAR, 4.750%, 09/28/23	11,064
4,615	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	4,666
1,806	NAPA Management Services, 1st Lien Term Loan B, VAR, 6.000%, 04/19/23	1,815
14,355	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	14,315

		65,316

	Pharmaceuticals — 0.2%
8,417	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	7,045
8,229	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.458%, 02/27/21	8,292
13,039	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	12,921

		28,258

	Total Health Care	103,695

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Industrials — 0.8%
	Airlines — 0.2%
24,784	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	24,942
	Building Products — 0.0% (g)
6,422	Continental Building Products, 1st Lien Term Loan, VAR, 3.588%, 08/18/23	6,406
	Commercial Services & Supplies — 0.1%
4,918	Camelot Finance LP, 1st Lien Term Loan B, VAR, 4.750%, 10/03/23 ^	4,927
62	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.004%, 11/06/20	61
244	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	239
1,463	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.993%, 08/04/19	1,454
1,147	Packers Holdings LLC, Initial Term Loan, VAR, 4.750%, 12/02/21	1,150

		7,831

	Construction & Engineering — 0.0% (g)
320	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	326
	Industrial Conglomerates — 0.1%
1,804	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,783
6,271	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	5,372

		7,155

	Machinery — 0.2%
12,349	Blount International, Inc., Term Loan, VAR, 7.250%, 04/12/23	12,504
9,286	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20	9,313

		21,817

	Marine — 0.1%
9,413	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	8,801
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	2,339

		11,140

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.588%, 04/30/20	11,860
2,832	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	2,843

		14,703

	Total Industrials	94,320

	Information Technology — 0.6%
	Communications Equipment — 0.1%
1	Aspect Software, Inc., 1st Lien Term Loan, VAR, 11.278%, 05/25/20	1
1,025	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.390%, 10/26/17	904
2,175	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	1,899
8,049	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	6,969
7,618	Riverbed Technology, Inc.,1st Lien Term Loan, VAR, 5.000%, 04/25/22	7,679

		17,452

	Internet Software & Services — 0.2%
12,004	Evergreen Skills Lux Sarl, 1st Lien Initial Term Loan, VAR, 5.837%, 04/28/21	11,088
6,995	Evergreen Skills Lux Sarl., 2nd Lien Initial Term Loan, VAR, 9.337%, 04/28/22	5,168
3,107	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 6.250%, 11/17/23 ^	3,122
6,906	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	6,949

		26,327

	IT Services — 0.1%
3,079	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.334%, 07/08/22	3,092
12,191	First Data Corp., Term Loan, VAR, 3.584%, 03/24/21	12,238
1,356	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	1,339

		16,669

	Semiconductors & Semiconductor Equipment — 0.1%
3,000	Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.538%, 02/01/23 ^	3,027
3,000	Micron Technology, Inc., Term Loan B, VAR, 4.360%, 04/26/22 ^	3,032

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
2,081	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.783%, 03/31/23	2,094

		8,153

	Software — 0.1%
1,956	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,957
3,000	Infor U.S., Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20 ^	2,994
1,932	Rackspace Hosting, Inc./Inception Merger Sub, Inc., 1st Lien Term Loan B, VAR, 5.000%, 11/03/23	1,948

		6,899

	Total Information Technology	75,500

	Materials — 0.1%
	Chemicals — 0.0% (g)
3,421	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	3,433
	Containers & Packaging — 0.0% (g)
1,960	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Initial Dollar Term Loan, VAR, 4.500%, 07/31/21	1,970
731	NVLX Acquisition LLC, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	732

		2,702

	Metals & Mining — 0.1%
4,008	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	4,018
3,300	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	3,300
1,522	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	1,523

		8,841

	Total Materials	14,976

	Real Estate — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
1,734	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	1,747

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
3,909	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	3,920
8,833	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 08/14/20	8,839
3,367	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	3,384

		16,143

	Wireless Telecommunication Services — 0.1%
5,559	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	5,010

	Total Telecommunication Services	21,153

	Utilities — 0.2%
	Electric Utilities — 0.2%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/30/17	6,037
12,094	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	11,595
4,678	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23 ^	4,721
1,067	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	1,077

		23,430

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,838	NRG Energy, Inc., Term Loan, VAR, 3.500%, 06/30/23	1,843

	Total Utilities	25,273

	Total Loan Assignments (Cost $897,537)	846,398

NUMBER OF WARRANTS
	Warrants — 0.0%(g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
66	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
	Warrants — continued

	Total Warrants (Cost $2)	—	(h)

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Put Option Purchased — 0.0% (g)
1	Eurodollar, Expiring 12/19/16, at $98.00, American Style (Cost $1,021)	9

PRINCIPAL AMOUNT
Short-Term Investments— 23.0%
	Certificates of Deposit— 4.0% (n)
100,000	Canadian Imperial Bank of Commerce, 1.240%, 03/03/17	100,083
	Industrial & Commercial Bank of China Ltd.
80,000	0.880%, 12/19/16	80,000
50,000	1.050%, 01/06/17	50,008
100,000	Natixis S.A., 0.950%, 02/22/17	100,005
38,950	Norinchukin Bank, 1.230%, 04/25/17	38,973
100,000	Sumitomo Mitsui Banking Corp., (Japan), 1.250%, 02/24/17	100,092

	Total Certificates of Deposit (Cost $468,955)	469,161

	Commercial Papers — 10.2% (n)
	Barton Capital S.A., (Luxembourg)
50,000	0.590%, 12/01/16	49,999
20,000	0.590%, 12/02/16 (e)	20,000
100,000	BNP Paribas, 0.983%, 12/01/16	99,999
150,000	Caisse des Depots et Consignations, (France), 0.892%, 02/08/17 (e)	149,748
76,000	Cancara Asset Securitisation LLC, 0.902%, 02/01/17 (e)	75,900
75,000	Credit Suisse AG, VAR, 1.245%, 04/04/17	75,114
31,110	Danske Corp., 0.922%, 02/13/17 (e)	31,050
181,100	Erste Abwicklungsanstalt, (Germany), 1.004%, 01/06/17 (e)	181,011
89,000	Kells Funding LLC, 0.994%, 03/13/17 (e)	88,758
59,700	LMA-Americas LLC, 1.003%, 03/03/17 (e)	59,532
21,895	Manhattan Asset Funding Co. LLC, 0.952%, 12/01/16	21,895
39,650	Matchpoint Finance plc, 1.278%, 04/24/17	39,462
103,550	Mitsubishi UFJ Trust & Banking Corp., 0.922%, 12/05/16	103,544
	Nieuw Amsterdam Receivables Corp.
53,000	0.882%, 02/03/17	52,927
59,000	0.882%, 02/10/17 (e)	58,904
100,000	Svenska Handelsbanken AB, (Sweden), 0.902%, 12/12/16 (e)	99,988
2,800	United Overseas Bank Ltd., (Singapore), 0.983%, 01/20/17 (e)	2,797

	Total Commercial Papers (Cost $1,210,360)	1,210,628

	Repurchase Agreements— 1.3%
24,000	Citigroup Global Markets, Inc., 1.274%, dated 11/30/16, due 03/28/17, repurchase price $24,100, collateralized by Asset-Backed Securities, 1.379%, due 04/05/52, with the value of $25,920.	24,000
24,000	Citigroup Global Markets, Inc., 1.274%, dated 11/30/16, due 03/28/17, repurchase price $24,100, collateralized by Corporate Bonds, 4.607% - 12.250%, due 12/30/16 - 12/01/37, Corporate Notes, 2.200%, due 05/20/36, with the value of $25,970.	24,000
57,500	Merrill Lynch PFS, Inc., 1.110%, dated 11/30/16, due 02/16/17, repurchase price $57,638, collateralized by Asset-Backed Securities, 1.065% - 1.178%, due 03/11/21 - 10/02/39, Commercial Papers, 0.000%, due 12/01/16 - 01/18/17 and Sovereign Government Securities, 0.000% - 9.375%, due 10/13/19 - 07/28/45, with a value of $61,291.	57,500
50,000	Wells Fargo Securities, LLC, 1.420%, dated 11/30/16, due 12/19/16, repurchase price $50,037, collateralized by Asset-Backed Securities, 2.781% - 3.875%, due 07/20/27 - 09/29/31, with the value of $54,190.	50,000

	Total Repurchase Agreements (Cost $155,500)	155,500

	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
10,137	0.298%, 01/05/17 (k) (n)	10,134

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Short-Term Investments — continued
	U.S. Treasury Obligations — continued
5,740	0.409%, 03/23/17 (k) (n)	5,731

	Total U.S. Treasury Obligations (Cost $15,867)	15,865

SHARES
	Investment Company — 7.3%
868,455	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) † (Cost $868,455)	868,455

	Total Short-Term Investments (Cost $2,719,137)	2,719,609

	Total Investments, Before Short Positions — 99.2% (Cost $11,867,469)	11,746,862
	Other Assets in Excess of Liabilities — 0.8%	92,702

	NET ASSETS — 100.0%	$11,839,564

PRINCIPAL AMOUNT
Short Positions — 0.3%
Corporate Bonds — 0.3%
	Consumer Discretionary — 0.1%
	Media — 0.1%
2,000	Cablevision Systems Corp., 8.000%, 04/15/20	2,160
11,500	Time, Inc., 5.750%, 04/15/22 (e)	11,701

	Total Consumer Discretionary	13,861

	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.375%, 01/15/22	10,488

	Industrials — 0.1%
	Airlines — 0.1%
10,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	10,312

	Total Securities Sold Short (Proceeds $33,122)	34,661

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	Federal National Mortgage Association, 30-Year, Single Family, TBA, 3.500%, 12/25/46 (w) (Proceeds received of $19,287)	(18,870)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(627)	90 Day Eurodollar	12/19/16	USD	(155,198)	375
(1,188)	10 Year U.S. Treasury Note	03/22/17	USD	(147,925)	638
(19)	2 Year U.S. Treasury Note	03/31/17	USD	(4,119)	2
(1,155)	5 Year U.S. Treasury Note	03/31/17	USD	(136,109)	305
(522)	90 Day Eurodollar	06/19/17	USD	(128,980)	(197)
(522)	90 Day Eurodollar	09/18/17	USD	(128,856)	(241)

					882

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,364	CAD	Australia and New Zealand Banking Group Limited	12/19/16	2,497	2,504	(7)

7,646	EUR	Deutsche Bank AG	12/19/16	8,197	8,111	86

				10,694	10,615	79

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.794%	124,090	4,386	(3,957)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.717	4,740	(109)	425
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.718	2,325	(54)	254
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	3,570	(188)	430
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	4,166	(220)	597
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	5,993	(316)	793
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	0.324	722	(26)	80
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	0.324	3,520	(127)	433
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.660	1,987	(68)	214
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.241	2,358	(95)	211
BNP Paribas:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	12/20/21	1.686	10,590	319	(553)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/21	2.849	193,880	16,029	(14,576)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	3.980	2,830	(133)	(677)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	12/20/21	2.493	EUR 14,070	1,043	(856)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.601	7,120	(401)	396
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/21	3.111	8,470	1,446	(1,227)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	141,160	858	(182)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703	2,770	(183)	(208)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703	3,460	(228)	(273)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703	4,200	(277)	(352)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	7,205	(380)	868
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/21	1.784	7,050	245	(383)
Goldman Sachs International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.717	6,880	(158)	141
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.601	3,580	(202)	207
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703	6,944	(459)	(109)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	3.980	3,530	(166)	(146)

					20,536	(18,450)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851%	6,970	816	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	14,170	1,658	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	13,370	1,564	(3,973)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.668	137,090	10,017	(8,064)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	7,270	244	119
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.240	14,100	6,417	(7,999)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	7,000	235	58
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	237.556	6,900	1,167	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	237.556	10,550	1,784	(8,433)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	6,600	772	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	13,380	1,566	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.676	1,500	29	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.676	8,800	170	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.676	12,100	234	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	7,220	242	130
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	7,230	243	110
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	7,260	243	114
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.240	7,050	3,208	(4,088)

					30,609	(54,076)

Centrally Cleared Credit Default Swaps—Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.27-V1	5.000% quarterly	12/20/21	3.884%	28,410	(1,644)	1,511
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.640	177,950	(2,854)	1,046
CDX.NA.IG.27-V1	1.000% quarterly	12/20/21	0.728	173,360	(2,598)	2,216
iTraxx Europe 26.1	1.000% quarterly	12/20/21	0.794	EUR175,950	(2,280)	2,986

					(9,376)	7,759

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931%	3,510	37	130
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	3,580	38	132
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	3,580	38	185
Citibank, N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	2,150	23	174
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	3,500	(705)	1,794
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	3,500	(705)	1,812
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	3,540	(713)	1,642
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	3,540	(713)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	7,060	(1,422)	3,364
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	3,500	37	138
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	3,510	37	170

					(4,048)	11,218

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	96.157%	14,100	(4,710)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.544	2,620	(445)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.544	9,280	(1,575)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.544	9,360	(1,589)	6,079
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	96.157	7,050	(2,355)	4,932

					(10,674)	30,563

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	6/21/18	34,400	(290)
1.541% semi-annually	3 months LIBOR quarterly	12/6/18	33,891	(336)

				(626)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	36,060	(171)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	37,530	(178)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	35,150	(167)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	35,890	(170)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	35,890	(170)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	36,040	(171)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/42	36,060	(171)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	75,577	(202)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	46,860	(131)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	46,860	(131)
Credit Suisse International:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	21,457	(60)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	1/12/41	88,515	(248)

					(1,970)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
CAD	—	Canadian Dollar
CDI	—	CHESS Depository Interest
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities

Act of 1933, or pursuant to an exemption from registration.

REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SPDR	—	Standard & Poor’s Depositary Receipts
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2016.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
†	—	Approximately $3,694,000 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or a portion of the security is unsettled as of November 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2016.
(a)	—	Non-income producing security.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(w)	—	When-issued security.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	268,479
Aggregate gross unrealized depreciation	(389,086)

Net unrealized appreciation/depreciation	(120,607)

Federal income tax cost of investments	11,867,469

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$345		$345
Energy	29,625	—	—		29,625
Financials	735	—	—		735
Information Technology	—	—	4,500		4,500
Materials	—	—	5,970		5,970
Telecommunication Services	1,320	—	—		1,320
Utilities	15,916	—	—		15,916

Total Common Stocks	47,596	—	10,815		58,411

Preferred Stocks
Energy	7,650	—	—		7,650
Financials	3,913	—	22,230		26,143
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	11,563	—	22,230		33,793

Debt Securities
Asset-Backed Securities	—	86,467	451,984		538,451
Collateralized Mortgage Obligations
Agency CMO	—	58,685	—		58,685
Non-Agency CMO	—	429,959	38,135		468,094

Total Collateralized Mortgage Obligations	—	488,644	38,135		526,779

Commercial Mortgage-Backed Securities	—	25,216	199,190		224,406
Convertible Bonds
Consumer Discretionary	—	5,193	289		5,482
Energy	—	32,083	—		32,083
Telecommunication Services	—	6,444	—		6,444

Total Convertible Bonds	—	43,720	289		44,009

Corporate Bonds
Consumer Discretionary	—	1,267,897	9,527		1,277,424
Consumer Staples	—	314,407	—		314,407
Energy	—	569,427	275		569,702
Financials	—	445,327	—	(b)	445,327
Health Care	—	585,854	3,721		589,575
Industrials	—	612,350	10,931		623,281
Information Technology	—	448,675	1,411		450,086
Materials	—	489,650	13,300		502,950
Real Estate	—	102,327	—		102,327
Telecommunication Services	—	940,099	14,398		954,497
Utilities	—	165,385	2,479		167,864

Total Corporate Bonds	—	5,941,398	56,042		5,997,440

Insurance-Linked Securities	—	7,889	—		7,889
Mortgage Pass-Through Securities	—	36,366	—		36,366
Municipal Bonds	—	14,033	—		14,033
Preferred Securities
Financials	—	77,970	—		77,970
Private Placements — Commercial Loan	—	—	281,324		281,324

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Private Placements — Residential Loan	$—	$—	$126,881		$126,881
Exchange Traded Funds	95,397	—	—		95,397
Investment Companies	117,697	—	—		117,697
Loan Assignments
Consumer Discretionary	—	207,745	1,975		209,720
Consumer Staples	—	135,113	—		135,113
Energy	—	125,724	—		125,724
Financials	—	39,177	—		39,177
Health Care	—	103,695	—		103,695
Industrials	—	94,320	—		94,320
Information Technology	—	75,500	—		75,500
Materials	—	14,976	—		14,976
Real Estate	—	1,747	—		1,747
Telecommunication Services	—	21,153	—		21,153
Utilities	—	25,273	—		25,273

Total Loan Assignments	—	844,423	1,975		846,398

Option Purchased
Put Option Purchased	9	—	—		9
Warrants
Consumer Discretionary	—	—	—	(b)	— (b)
Short-Term Investments
Certificates of Deposit	—	469,161	—		469,161
Commercial Papers	—	1,210,628	—		1,210,628
Investment Company	868,455	—	—		868,455
Repurchase Agreements	—	—	155,500		155,500
U.S. Treasury Obligations	—	15,865	—		15,865

Total Short-Term Investments	868,455	1,695,654	155,500		2,719,609

Total Investments in Securities	$1,140,717	$9,261,780	$1,344,365		$11,746,862

Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	—	(13,861)	—		(13,861)
Consumer Staples	—	(10,488)	—		(10,488)
Industrials	—	(10,312)	—		(10,312)

Total Corporate Bonds	—	(34,661)	—		(34,661)

TBA Short Commitment	—	(18,870)	—		(18,870)

Total Liabilities for Securities Sold Short	$—	$(53,531)	$—		$(53,531)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$86	$—		$86
Futures Contracts	1,320	—	—		1,320
Swaps	—	37,147	—		37,147

Total Appreciation in Other Financial Instruments	$1,320	$37,233	$—		$38,553

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7)	$—		$(7)
Futures Contracts	(438)	—	—		(438)
Swaps	—	(35,682)	—		(35,682)

Total Depreciation in Other Financial Instruments	$(438)	$(35,689)	$—		$(36,127)

(a)	Value is zero.
(b)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Asset-Backed Securities	$619,148		$6,898	$28,674	$7,427	$19,246	$(214,038)	$7,988	$(23,359)	$451,984
Collateralized Mortgage Obligations — Non-Agency CMO	83,566		481	4,359	(10)	—	(68,968)	18,707	—	38,135
Commercial Mortgage-Backed Securities	195,047		(175)	5,602	226	12,763	(14,273)	—	—	199,190
Common Stocks — Consumer Discretionary	566		—	(221)	—	—	—	—	—	345
Common Stocks — Financials	767		204	(273)	—	2,392	(3,090)	—	—	—
Common Stocks — Information Technology	—		—	1,811	—	2,689	—	—	—	4,500
Common Stocks — Materials	5,441		—	529	—	—	—	—	—	5,970
Convertible Bonds — Consumer Discretionary	—	(a)	(729)	729	—	289	— (a)	—	—	289
Convertible Bonds — Utilities	2,384		1,150	(1,142)	—	—	(2,392)	—	—	—
Corporate Bonds — Consumer Discretionary	14,017		(1,592)	(3,151)	15	1	(10,669)	10,906	—	9,527
Corporate Bonds — Energy	2,303		—	99	—	176	—	—	(2,303)	275
Corporate Bonds — Financials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Health Care	—		—	(1,539)	4	23	—	5,233	—	3,721
Corporate Bonds — Industrials	19,600		(243)	(11,137)	166	525	(10,294)	19,087	(6,773)	10,931
Corporate Bonds — Information Technology	3,580		(5,609)	718	(2)	2,724	—	—	—	1,411
Corporate Bonds — Materials	17,794		—	(264)	264	497	—	—	(4,991)	13,300
Corporate Bonds — Telecommunication Services	—		(2,362)	2,549	95	5,101	(2,701)	11,716	—	14,398
Corporate Bonds — Utilities	—		—	2,294	—	185	—	—	—	2,479
Loan Assignments — Consumer Discretionary	—	(a)	—	116	(5)	—	(16)	1,880	—	1,975
Loan Assignments — Industrials	4,286		—	—	—	—	—	—	(4,286)	—
Loan Assignments — Materials	3,808		—	387	(1)	—	(4,194)	—	—	—
Preferred Stocks — Financials	—		—	(630)	—	—	—	22,860	—	22,230
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements — Commercial Loans	286,930		—	(82)	65	1,665	(7,254)	—	—	281,324
Private Placements — Residential Loans	574,500		—	—	—	22,600	(470,219)	—	—	126,881
Short-Term Investments — Repurchase Agreements	—		—	—	—	155,500	—	—	—	155,500
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Energy	—	(a)	— (a)	— (a)	—	—	— (a)	—	—	—

Total	$1,833,737		$(1,977)	$29,428	$8,244	$226,376	$(808,108)	$98,377	$(41,712)	$1,344,365

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $26,744,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$10,469	Market Comparable Companies	EBITDA Multiple (a)	7.70x - 7.80x (7.74x)
	—	Pending Distibution Amount (c)	Discount for potential outcome (b)	100.00% (100.00%)

Common Stocks	10,469

	22,230	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.97% (4.97%)
	—	Pending Distibution Amount (c)	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	22,230

	14,474	Market Comparable Companies	EBITDA Multiple (a)	7.70x - 7.80x (7.74x)
	26,383	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	19.12% - 174.64% (34.96%)
	237	Pending Distribution Amount	Discount for potential outcome (b)	15.00% - 100.00% (25.87%)

Corporate Bonds	41,094

	289	Market Comparable Companies	EBITDA Multiple (a)	1.0x (1.0x)

Convertible Bonds	289

	408,205	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.57% - 8.65% (7.12%)

Private Placements	408,205

	439,576	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.54% (2.18%)
			Constant Default Rate	2.00% - 15.00% (6.90%)
			Yield (Discount Rate of Cash Flows)	1.65% - 6.67% (4.42%)

Asset-Backed Securities	439,576

	38,135	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	2.13% - 4.75% (3.52%)
Collateralized Mortgage Obligations	38,135

	159,605	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.83% - 7.79% (6.12%)

Commercial Mortgage-Backed Securities	159,605

	—	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—

Total	$1,119,603

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $224,762,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
24	Constar International, Inc., 11.000%, 12/31/17 (d) (Cost $23)	2

Municipal Bonds — 81.7% (t)
	Alabama — 0.5%
	Utility — 0.5%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	546

	Alaska — 0.5%
	Housing — 0.1%
110	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.000%, 06/01/40	113

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	358

	Other Revenue — 0.1%
90	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	91

	Total Alaska	562

	Arizona — 1.2%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	317

	Prerefunded — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/18 (p)	104

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	239

	Water & Sewer — 0.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	573

	Total Arizona	1,233

	California — 3.7%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	110

	General Obligation — 0.9%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	390
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	214
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28 (p)	63
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	221

		888

	Hospital — 0.4%
375	Palomar Health, Rev., 5.000%, 11/01/26	421

	Housing — 0.0% (g)
5	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	5

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	245

	Transportation — 1.3%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	518
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	860

		1,378

	Utility — 0.8%
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	275
290	Subseries A-1, Rev., 5.250%, 07/01/38	305
250	Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.250%, 07/01/39	281

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
		861

	Total California	3,908

	Colorado — 0.6%
	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	510

	Housing — 0.0% (g)
20	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	20

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	129

	Total Colorado	659

	Connecticut — 1.3%
	Education — 1.1%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	980
200	Series A, Rev., 5.250%, 11/15/24	222

		1,202

	Housing — 0.2%
180	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.000%, 11/15/45	190

	Total Connecticut	1,392

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
370	Series A-1, Rev., AMT, 4.900%, 07/01/29	394
30	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	30

	Total Delaware	424

	District of Columbia — 0.4%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	202

	Other Revenue — 0.1%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	105

	Transportation — 0.1%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	112

	Total District of Columbia	419

	Florida — 10.5%
	Certificate of Participation/Lease — 1.6%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	869
750	South Florida Water Management District, COP, 5.000%, 10/01/32	831

		1,700

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	550

	General Obligation — 0.2%
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	213

	Hospital — 1.8%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.000%, 12/01/26	1,112
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	211
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	601

		1,924

	Housing — 0.3%
65	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	67
255	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	265

		332

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	556
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	504

		1,060

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.9%
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	910

	Prerefunded — 0.1%
70	City of Charlotte, Rev., AGM, 5.250%, 10/01/21 (p)	81

	Transportation — 2.3%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	329
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	109
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	164
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	688
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,118

		2,408

	Utility — 1.8%
130	City of Charlotte, Rev., AGM, 5.250%, 10/01/24	149
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	226
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	549
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	304
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.000%, 10/01/29	640

		1,868

	Total Florida	11,046

	Georgia — 1.7%
	Housing — 0.4%
	Georgia Housing & Finance Authority, Non Single Family,
75	Series B, Rev., 4.000%, 12/01/29	77
390	Subseries A-1, Rev., 4.000%, 06/01/44	405

		482

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	504

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	282

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	528

	Total Georgia	1,796

	Guam — 1.1%
	Water & Sewer — 1.1%
	Guam Government Waterworks Authority, Water & Waste Water System,
200	Rev., 5.000%, 07/01/19	215
275	Rev., 5.000%, 07/01/24	309
525	Rev., 5.000%, 07/01/25	591

	Total Guam	1,115

	Hawaii — 0.1%
	Prerefunded — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/19 (p)	110

	Idaho — 1.3%
	General Obligation — 0.8%
750	City of Nampa, GO, 5.000%, 08/01/21	842

	Housing — 0.5%
480	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.000%, 07/01/34	497

	Total Idaho	1,339

	Illinois — 2.9%
	General Obligation — 0.3%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	136
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	58
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	167

		361

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.8%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	847

	Housing — 0.8%
	Illinois Housing Development Authority, Homeowner Mortgage,
440	Series C, Rev., 3.500%, 08/01/46	453
330	Subseries A-2, Rev., AMT, 4.000%, 02/01/35	341

		794

	Other Revenue — 0.3%
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	195
130	Rev., 5.250%, 06/01/21	146

		341

	Transportation — 0.5%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	219
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	304

		523

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.750%, 11/01/30	178

	Total Illinois	3,044

	Indiana — 1.3%
	Hospital — 0.4%
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	367

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
40	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	42
70	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	73

		115

	Other Revenue — 0.5%
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	550

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	281

	Total Indiana	1,313

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
20	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	21

	Kentucky — 0.3%
	Housing — 0.0% (g)
25	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	26

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	250

	Total Kentucky	276

	Louisiana — 0.9%
	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
15	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	16
45	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	46
10	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	10

		72

	Other Revenue — 0.3%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	247

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	133

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	443

	Total Louisiana	895

	Maine — 1.3%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	310

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 1.0%
	Maine State Housing Authority,
335	Series A, Rev., 4.000%, 11/15/45	353
385	Series A-1, Rev., AMT, 4.500%, 11/15/28	402
265	Series B, Rev., 4.000%, 11/15/43	277

		1,032

	Prerefunded — 0.0% (g)
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/23 (p)	29

	Total Maine	1,371

	Maryland — 0.5%
	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	443

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	106

	Total Maryland	549

	Massachusetts — 5.9%
	Education — 1.8%
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.000%, 07/01/23	330
500	Series J, Rev., AMT, 5.000%, 07/01/18	524
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	668
350	Massachusetts State College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	407

		1,929

	Housing — 1.1%
	Massachusetts Housing Finance Agency, Single Family Housing,
245	Series 160, Rev., AMT, 3.750%, 06/01/34	251
815	Series 169, Rev., 4.000%, 12/01/44	842

		1,093

	Other Revenue — 0.1%
125	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	125

	Transportation — 1.7%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	376
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	551
770	Series A, Rev., AMT, 5.000%, 07/01/37	829

		1,756

	Water & Sewer — 1.2%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	615
100	Series B, Rev., AGM, 5.250%, 08/01/32	122
500	Series D, Rev., 5.000%, 08/01/44	551

		1,288

	Total Massachusetts	6,191

	Michigan — 1.1%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/22	547

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
165	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	178

	Transportation — 0.4%
400	Wayne County Airport Authority, Detroit Metropolitan Airport, Series B, Rev., AMT, 5.000%, 12/01/21	443

	Total Michigan	1,168

	Minnesota — 2.1%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	204

	Housing — 1.9%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
16	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	16
145	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	152

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
70	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	72
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	102
300	Rev., 5.250%, 08/01/26	335
	Minnesota Housing Finance Agency, Residential Housing Finance,
455	Series A, Rev., 4.000%, 07/01/38	480
355	Series B, Rev., 4.000%, 01/01/38	374
405	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	423
30	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	31

		1,985

	Total Minnesota	2,189

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	189
100	Series A, Rev., 5.250%, 01/01/34	119

	Total Mississippi	308

	Missouri — 1.6%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31 (p)	283

	Housing — 0.9%
555	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	575
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
160	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	167
95	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	99
115	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	119

		960

	Transportation — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	469

	Total Missouri	1,712

	Montana — 0.3%
	Housing — 0.2%
245	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	252

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	105

	Total Montana	357

	Nebraska — 1.0%
	General Obligation — 0.7%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	354
285	GO, 5.250%, 04/01/27	349

		703

	Utility — 0.3%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	387

	Total Nebraska	1,090

	New Hampshire — 0.5%
	Education — 0.4%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	244
100	Rev., NATL-RE, 5.500%, 06/01/27	123

		367

	Housing — 0.1%
	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition,
80	Series A, Rev., 5.250%, 07/01/28	84
45	Series B, Rev., 5.000%, 07/01/27	46

		130

	Total New Hampshire	497

	New Jersey — 3.1%
	Education — 1.2%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	264

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	534
250	Series 1A, Rev., AMT, 5.000%, 12/01/24	272
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	200

		1,270

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VAR, 2.125%, 12/01/17	504

	Other Revenue — 1.0%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.000%, 09/01/27	437
590	Rev., 5.000%, 09/01/28	667

		1,104

	Transportation — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	424

	Total New Jersey	3,302

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
75	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	79
95	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 03/01/28	99
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		183

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	417

	Total New Mexico	600

	New York — 7.3%
	Education — 0.6%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	332
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	260

		592

	General Obligation — 0.5%
500	Town of Oyster Bay, GO, 3.750%, 03/31/17	502

	Housing — 1.5%
	New York Mortgage Agency, Homeowner Mortgage,
410	Series 191, Rev., AMT, 3.500%, 10/01/34	420
620	Series 195, Rev., 4.000%, 10/01/46	654
500	Series 197, Rev., 3.500%, 10/01/44	520

		1,594

	Other Revenue — 1.8%
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	282
440	Series EE, Rev., 5.375%, 06/15/43	494
250	Series FF-2, Rev., 5.500%, 06/15/40	271
390	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/30 (p)	498
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	358

		1,903

	Prerefunded — 0.1%
90	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	96

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	546

	Transportation — 0.5%
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	574

	Water & Sewer — 1.8%
295	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/40	313

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series DD, Rev., 5.000%, 06/15/34	564
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	570
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	394

		1,841

	Total New York	7,648

	North Dakota — 0.5%
	Housing — 0.3%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
125	Series A, Rev., 3.750%, 07/01/42	129
175	Series A, Rev., 4.000%, 07/01/34	184

		313

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	221

	Total North Dakota	534

	Ohio — 3.0%
	Education — 0.9%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	565
365	Series A, Rev., 5.000%, 06/01/43	399

		964

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.250%, 12/01/25	221
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	55

		276

	Hospital — 0.1%
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
95	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	99
75	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	79

		178

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	190

	Other Revenue — 0.3%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	290

	Prerefunded — 0.5%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	100
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 11/15/20 (p)	444

		544

	Utility — 0.5%
500	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series A, Rev., 5.000%, 02/15/32	553
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

		558

	Total Ohio	3,100

	Oklahoma — 1.3%
	Transportation — 0.8%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	337
420	Series A, Rev., AMT, 5.000%, 06/01/25	467

		804

	Water & Sewer — 0.5%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.000%, 07/01/30	332
220	Rev., 5.375%, 07/01/40	247

		579

	Total Oklahoma	1,383

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.7%
	Education — 0.5%
500	University of Oregon, Series A, Rev., 5.000%, 04/01/45	552

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	198
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.500%, 06/15/30	25
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	118

		341

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	208
55	Series B, Rev., AMT, 5.000%, 07/01/30	58

		266

	Other Revenue — 0.4%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	349

	Transportation — 0.2%
215	Port of Portland, International Airport, Subseries 20-C, Rev., AMT, 5.000%, 07/01/19	233

	Total Oregon	1,741

	Pennsylvania — 1.7%
	Education — 0.8%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	175
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	635

		810

	Housing — 0.5%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
115	Series 112, Rev., 5.000%, 04/01/28	120
445	Series 118A, Rev., AMT, 3.500%, 04/01/40	458

		578

	Transportation — 0.4%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	377

	Total Pennsylvania	1,765

	Rhode Island — 0.8%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	543

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	275

	Total Rhode Island	818

	South Carolina — 1.6%
	Education — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	582

	Housing — 0.2%
215	South Carolina State Housing Finance & Development Authority, Mortgage, Series B-2, Rev., AMT, 4.000%, 07/01/43	224

	Transportation — 0.8%
750	South Carolina State Ports Authority, Rev., AMT, 5.000%, 07/01/31	820

	Total South Carolina	1,626

	South Dakota — 0.6%
	Education — 0.5%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.000%, 11/01/45	536

	Housing — 0.1%
125	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	132

	Total South Dakota	668

	Tennessee — 1.2%
	Housing — 0.3%
	Tennessee Housing Development Agency, Homeownership Program,
185	Series 1A, Rev., AMT, 4.500%, 01/01/38	194
100	Series A, Rev., AMT, 4.500%, 07/01/31	104

		298

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	131

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.8%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	417
375	Series A, Rev., 5.250%, 09/01/23	424

		841

	Total Tennessee	1,270

	Texas — 6.0%
	Education — 0.8%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	188
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	171
395	Series B, Rev., 5.250%, 07/01/30	481

		840

	General Obligation — 1.6%
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	285
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	242
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,123

		1,650

	Housing — 0.1%
75	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	79
40	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	42

		121

	Industrial Development Revenue/Pollution Control Revenue — 1.6%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	104
1,000	Rev., 5.000%, 02/01/23	1,080
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.500%, 08/01/20	504

		1,688

	Prerefunded — 0.3%
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/18 (p)	84
100	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	112
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	114

		310

	Transportation — 1.1%
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.250%, 12/01/29	157
700	Series A, Rev., 5.000%, 12/01/32	793
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	226

		1,176

	Water & Sewer — 0.5%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	467
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	22

		489

	Total Texas	6,274

	Utah — 1.1%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	48
450	Series C, Rev., AGM, 5.250%, 06/15/32	553

		601

	Water & Sewer — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	552

	Total Utah	1,153

	Vermont — 2.7%
	Education — 0.8%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.000%, 06/15/24	813

	Housing — 1.9%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.000%, 11/01/46	778
380	Series B, Rev., 4.000%, 11/01/44	398

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		Housing — continued
615		Series B, Rev., AMT, 3.750%, 11/01/45	634
180		Series B, Rev., AMT, 4.125%, 11/01/42	186

			1,996

		Total Vermont	2,809

		Virginia — 0.8%
		Industrial Development Revenue/Pollution Control Revenue — 0.3%
250		York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	251

		Other Revenue — 0.5%
470		Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	531

		Prerefunded — 0.0% (g)
30		Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	34

		Total Virginia	816

		Washington — 2.4%
		General Obligation — 0.2%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	190

		Housing — 0.7%
105		Washington State Housing Finance Commission, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	109
600		Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	620

			729

		Transportation — 1.0%
1,000		Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,103

		Utility — 0.5%
150		Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	167
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	333

			500

		Total Washington	2,522

		West Virginia — 0.5%
		Hospital — 0.5%
500		Monongalia County Building Commission, Rev., 5.000%, 07/01/23	572

		Wisconsin — 1.1%
		Education — 0.5%
500		Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	557

		Other Revenue — 0.3%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	362

		Transportation — 0.3%
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	274

		Total Wisconsin	1,193

		Wyoming — 0.4%
		Hospital — 0.4%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	389

		Housing — 0.0% (g)
50		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	50

		Total Wyoming	439

		Total Municipal Bonds (Cost $84,815)	85,763

SHARES
Common Stock — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
–(h	)	Southcross Holdings LP	12

		Materials — 0.0%
		Containers & Packaging — 0.0%
451		Constar International, Inc., Class A, ADR (a)	—

		Total Common Stocks (Cost $11)	12

Preferred Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
45		Constar International, Inc., Class A (a) (Cost $10)	—

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 14.6%
	Consumer Discretionary — 3.4%
	Automobiles — 0.2%
173	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	173

	Diversified Consumer Services — 0.2%
240	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	238

	Hotels, Restaurants & Leisure — 0.2%
50	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	50
146	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	147

		197

	Internet & Direct Marketing Retail — 0.2%
284	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	210

	Media — 1.3%
45	Mission Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.000%, 09/26/23 ^	45
478	MTL Publishing LLC, Term B-4 Loan, VAR, 3.282%, 08/22/22	479
505	Nexstar Broadcasting, Inc, 1st Lien Term Loan B, VAR, 3.000%, 09/22/23 ^	507
317	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	318
54	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	54

		1,403

	Multiline Retail — 0.4%
497	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	450

	Specialty Retail — 0.8%
623	Harbor Freight Tools U.S.A., Inc., 1st Lien Term Loan, VAR, 4.137%, 08/11/23	629
287	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	184

		813

	Textiles, Apparel & Luxury Goods — 0.1%
169	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	102

	Total Consumer Discretionary	3,586

	Consumer Staples — 1.2%
	Food & Staples Retailing — 1.0%
746	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	748
99	Albertson’s LLC, Term Loan B-6, VAR, 4.750%, 06/22/23	99
229	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	230

		1,077

	Food Products — 0.2%
65	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.387%, 04/29/20	65
79	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.334%, 01/13/23	80

		145

	Total Consumer Staples	1,222

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
125	Energy Transfer Equity LP, Term Loan, VAR, 3.387%, 12/02/19	125
1,190	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	1,170
65	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	2
88	Southcross Energy Partners LP, Term Loan, VAR, 5.250%, 08/04/21	68
30	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	22

	Total Energy	1,403

	Financials — 0.5%
	Consumer Finance — 0.5%
494	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	481

	Health Care — 1.3%
	Health Care Providers & Services — 0.2%
49	Amsurg Corp., Initial Term Loan, VAR, 5.250%, 07/16/21	49
88	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.165%, 12/31/18	85
95	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	93

		227

	Pharmaceuticals — 1.1%
422	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	353
778	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	771

		1,124

	Total Health Care	1,351

	Industrials — 0.8%
	Airlines — 0.4%
296	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	298
146	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	146

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Airlines — continued
		444

	Industrial Conglomerates — 0.2%
66	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	65
204	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	174

		239

	Marine — 0.2%
200	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	143

	Total Industrials	826

	Information Technology — 1.7%
	IT Services — 0.5%
43	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.334%, 07/08/22	43
517	First Data Corp., Term Loan, VAR, 3.584%, 03/24/21	519

		562

	Semiconductors & Semiconductor Equipment — 0.7%
144	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23	145
267	NXP B.V./NXP Funding LLC, Tranche F Loan, (Netherlands), VAR, 3.405%, 12/07/20	268
330	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.340%, 09/22/23	332

		745

	Software — 0.1%
99	Longview Solutions, Inc., Term B Advance, (Canada), VAR, 7.000%, 04/13/21	86

	Technology Hardware, Storage & Peripherals — 0.4%
360	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	360

	Total Information Technology	1,753

	Materials — 0.7%
	Chemicals — 0.4%
234	GCP Applied Technologies, Inc., 1st Lien Term Loan, VAR, 4.088%, 02/03/22	235
219	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	222

		457

	Containers & Packaging — 0.2%
214	Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	215

	Paper & Forest Products — 0.1%
78	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	78

	Total Materials	750

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.5%
150	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	144
448	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	450

		594

	Wireless Telecommunication Services — 0.1%
107	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	96

	Total Telecommunication Services	690

	Utilities — 3.1%
	Electric Utilities — 2.6%
484	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.090%, 05/03/20	478
548	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/30/17 ^	551
1,425	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 5.000%, 08/04/23 ^	1,438
325	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 5.000%, 08/04/23	328

		2,795

	Independent Power & Renewable Electricity Producers — 0.5%
500	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	502

	Total Utilities	3,297

	Total Loan Assignments (Cost $15,789)	15,359

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
3,053	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $3,053)	3,053

	Total Investments — 99.2% (Cost $103,701)	104,189
	Other Assets in Excess of Liabilities — 0.8%	831

	NET ASSETS — 100.0%	$105,020

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
XLCA	—	Insured by XL Capital Assurance

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	—	Defaulted Security.

(g)	—	Amount rounds to less than 0.05%.

(h)	—	Amount rounds to less than 500.

(l)	—	The rate shown is the current yield as of November 30, 2016.

(p)	—	Security is prerefunded or escrowed to maturity.

(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

^	—	All or a portion of the security is unsettled as of August 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,029
Aggregate gross unrealized depreciation	(1,541)

Net unrealized appreciation/depreciation	$488

Federal income tax cost of investments	$103,701

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$2	$2

Municipal Bonds
Alabama
Utility	—	546	—	546

Alaska
Housing	—	113	—	113
Industrial Development Revenue/Pollution Control Revenue	—	358	—	358
Other Revenue	—	91	—	91

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Alaska	$—	$562	$—	$562

Arizona
Education	—	317	—	317
Prerefunded	—	104	—	104
Utility	—	239	—	239
Water & Sewer	—	573	—	573

Total Arizona	—	1,233	—	1,233

California
Education	—	110	—	110
General Obligation	—	888	—	888
Hospital	—	421	—	421
Housing	—	5	—	5
Industrial Development Revenue/Pollution Control Revenue	—	245	—	245
Transportation	—	1,378	—	1,378
Utility	—	861	—	861

Total California	—	3,908	—	3,908

Colorado
General Obligation	—	510	—	510
Housing	—	20	—	20
Utility	—	129	—	129

Total Colorado	—	659	—	659

Connecticut
Education	—	1,202	—	1,202
Housing	—	190	—	190

Total Connecticut	—	1,392	—	1,392

Delaware
Housing	—	424	—	424

District of Columbia
Education	—	202	—	202
Other Revenue	—	105	—	105
Transportation	—	112	—	112

Total District of Columbia	—	419	—	419

Florida
Certificate of Participation/Lease	—	1,700	—	1,700
Education	—	550	—	550
General Obligation	—	213	—	213
Hospital	—	1,924	—	1,924
Housing	—	332	—	332
Industrial Development Revenue/Pollution Control Revenue	—	1,060	—	1,060
Other Revenue	—	910	—	910
Prerefunded	—	81	—	81
Transportation	—	2,408	—	2,408
Utility	—	1,868	—	1,868

Total Florida	—	11,046	—	11,046

Georgia
Housing	—	482	—	482
Industrial Development Revenue/Pollution Control Revenue	—	504	—	504
Other Revenue	—	282	—	282
Transportation	—	528	—	528

Total Georgia	—	1,796	—	1,796

Guam
Water & Sewer	—	1,115	—	1,115

Hawaii
Prerefunded	—	110	—	110

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Idaho
General Obligation	$—	$842	$—	$842
Housing	—	497	—	497

Total Idaho	—	1,339	—	1,339

Illinois
General Obligation	—	361	—	361
Hospital	—	847	—	847
Housing	—	794	—	794
Other Revenue	—	341	—	341
Transportation	—	523	—	523
Water & Sewer	—	178	—	178

Total Illinois	—	3,044	—	3,044

Indiana
Hospital	—	367	—	367
Housing	—	115	—	115
Other Revenue	—	550	—	550
Water & Sewer	—	281	—	281

Total Indiana	—	1,313	—	1,313

Iowa
Housing	—	21	—	21

Kentucky
Housing	—	26	—	26
Industrial Development Revenue/Pollution Control Revenue	—	250	—	250

Total Kentucky	—	276	—	276

Louisiana
Housing	—	72	—	72
Other Revenue	—	247	—	247
Transportation	—	133	—	133
Water & Sewer	—	443	—	443

Total Louisiana	—	895	—	895

Maine
Education	—	310	—	310
Housing	—	1,032	—	1,032
Prerefunded	—	29	—	29

Total Maine	—	1,371	—	1,371

Maryland
Special Tax	—	443	—	443
Transportation	—	106	—	106

Total Maryland	—	549	—	549

Massachusetts
Education	—	1,929	—	1,929
Housing	—	1,093	—	1,093
Other Revenue	—	125	—	125
Transportation	—	1,756	—	1,756
Water & Sewer	—	1,288	—	1,288

Total Massachusetts	—	6,191	—	6,191

Michigan
Education	—	547	—	547
Industrial Development Revenue/Pollution Control Revenue	—	178	—	178
Transportation	—	443	—	443

Total Michigan	—	1,168	—	1,168

Minnesota
Hospital	—	204	—	204
Housing	—	1,985	—	1,985

Total Minnesota	—	2,189	—	2,189

Mississippi
Other Revenue	—	308	—	308

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Missouri
General Obligation	$—	$283	$—	$283
Housing	—	960	—	960
Transportation	—	469	—	469

Total Missouri	—	1,712	—	1,712

Montana
Housing	—	252	—	252
Transportation	—	105	—	105

Total Montana	—	357	—	357

Nebraska
General Obligation	—	703	—	703
Utility	—	387	—	387

Total Nebraska	—	1,090	—	1,090

New Hampshire
Education	—	367	—	367
Housing	—	130	—	130

Total New Hampshire	—	497	—	497

New Jersey
Education	—	1,270	—	1,270
Industrial Development Revenue/Pollution Control Revenue	—	504	—	504
Other Revenue	—	1,104	—	1,104
Transportation	—	424	—	424

Total New Jersey	—	3,302	—	3,302

New Mexico
Housing	—	183	—	183
Other Revenue	—	417	—	417

Total New Mexico	—	600	—	600

New York
Education	—	592	—	592
General Obligation	—	—	502	502
Housing	—	1,594	—	1,594
Other Revenue	—	1,903	—	1,903
Prerefunded	—	96	—	96
Special Tax	—	546	—	546
Transportation	—	574	—	574
Water & Sewer	—	1,841	—	1,841

Total New York	—	7,146	502	7,648

North Dakota
Housing	—	313	—	313
Utility	—	221	—	221

Total North Dakota	—	534	—	534

Ohio
Education	—	964	—	964
General Obligation	—	276	—	276
Hospital	—	100	—	100
Housing	—	178	—	178
Industrial Development Revenue/Pollution Control Revenue	—	190	—	190
Other Revenue	—	290	—	290
Prerefunded	—	544	—	544
Utility	—	558	—	558

Total Ohio	—	3,100	—	3,100

Oklahoma
Transportation	—	804	—	804
Water & Sewer	—	579	—	579

Total Oklahoma	—	1,383	—	1,383

Oregon
Education	—	552	—	552

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$341	$—	$341
Housing	—	266	—	266
Other Revenue	—	349	—	349
Transportation	—	233	—	233

Total Oregon	—	1,741	—	1,741

Pennsylvania
Education	—	810	—	810
Housing	—	578	—	578
Transportation	—	377	—	377

Total Pennsylvania	—	1,765	—	1,765

Rhode Island
Education	—	543	—	543
Transportation	—	275	—	275

Total Rhode Island	—	818	—	818

South Carolina
Education	—	582	—	582
Housing	—	224	—	224
Transportation	—	820	—	820

Total South Carolina	—	1,626	—	1,626

South Dakota
Education	—	536	—	536
Housing	—	132	—	132

Total South Dakota	—	668	—	668

Tennessee
Housing	—	298	—	298
Other Revenue	—	131	—	131
Utility	—	841	—	841

Total Tennessee	—	1,270	—	1,270

Texas
Education	—	840	—	840
General Obligation	—	1,650	—	1,650
Housing	—	121	—	121
Industrial Development Revenue/Pollution Control Revenue	—	1,688	—	1,688
Prerefunded	—	310	—	310
Transportation	—	1,176	—	1,176
Water & Sewer	—	489	—	489

Total Texas	—	6,274	—	6,274

Utah
Other Revenue	—	601	—	601
Water & Sewer	—	552	—	552

Total Utah	—	1,153	—	1,153

Vermont
Education	—	813	—	813
Housing	—	1,996	—	1,996

Total Vermont	—	2,809	—	2,809

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	251	—	251
Other Revenue	—	531	—	531
Prerefunded	—	34	—	34

Total Virginia	—	816	—	816

Washington
General Obligation	—	190	—	190
Housing	—	729	—	729
Transportation	—	1,103	—	1,103
Utility	—	500	—	500

Total Washington	—	2,522	—	2,522

West Virginia
Hospital	—	572	—	572

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Wisconsin
Education	$—	$557	$—		$557
Other Revenue	—	362	—		362
Transportation	—	274	—		274

Total Wisconsin	—	1,193	—		1,193

Wyoming
Hospital	—	389	—		389
Housing	—	50	—		50

Total Wyoming	—	439	—		439

Total Municipal Bonds	—	85,261	502		85,763

Preferred Stocks
Materials	—	—	—	(a)	—	(a)
Common Stocks
Energy	—	—	12		12
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	3,536	50		3,586
Consumer Staples	—	1,222	—		1,222
Energy	—	1,403	—		1,403
Financials	—	481	—		481
Health Care	—	1,351	—		1,351
Industrials	—	826	—		826
Information Technology	—	1,753	—		1,753
Materials	—	750	—		750
Telecommunication Services	—	690	—		690
Utilities	—	3,297	—		3,297

Total Loan Assignments	—	15,309	50		15,359

Short-Term Investment Investment Company	3,053	—	—		3,053

Total Investments in Securities	$3,053	$100,570	$566		$104,189

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Collateralized Mortgage Obligation — Agency CMO	$—		$—	$1		$—	$11	$—		$—	$—	$12
Common Stock — Materials	—	(b)	—	—		—	—	—		—	—	—	(b)
Corporate Bond — Materials	2		—	—		—	—	—		—	—	2
Loan Assignments — Consumer Discretionary	—		—	3		— (a)	—	—	(a)	47	—	50
Loan Assignments — Industrials	139		—	—		—	—	—		—	(139)	—
Municipal Bond — New York	—		—	—	(a)	(3)	505	—		—	—	502
Preferred Stock — Materials	—	(b)	—	—		—	—	—		—	—	—	(b)

	$141		$—	$4		$(3)	$516	$—		$47	$(139)	$566

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $3,000.

Tax Aware High Income

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Pending Distribution Amount	Discount for potential outcome (a)	100.00% (100.00%)

Common Stock	—

	—	Pending Distribution Amount	Discount for potential outcome (a)	100.00% (100.00%)

Preferred Stock	—

	3	Pending Distribution Amount	Discount for potential outcome (a)	15.00 - 50.00% (25.86%)

Corporate Bond	3

Total	$3

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was $563. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.5%
539	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.732%, 10/25/36	458
609	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.682%, 07/25/36	223
	Ameriquest Mortgage Securities Trust,
258	Series 2006-M3, Class A2B, VAR, 0.692%, 10/25/36	114
420	Series 2006-M3, Class A2C, VAR, 0.752%, 10/25/36	186
161	Series 2006-M3, Class A2D, VAR, 0.832%, 10/25/36	72
287	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.832%, 09/25/36	113
138	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.972%, 02/25/36	97
324	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.712%, 10/25/36	199
	Countrywide Asset-Backed Certificates,
154	Series 2007-2, Class 2A3, VAR, 0.732%, 08/25/37	146
286	Series 2007-7, Class 2A3, VAR, 0.822%, 10/25/47	271
	Credit-Based Asset Servicing & Securitization LLC,
93	Series 2006-CB4, Class AV4, VAR, 0.832%, 05/25/36	72
349	Series 2006-CB8, Class A1, VAR, 0.732%, 10/25/36	268
178	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.762%, 09/25/36	76
157	CWABS Asset-Backed Certificates Trust, Series 2006-17, Class 2A2, VAR, 0.742%, 03/25/47	146
81	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.804%, 07/25/36	48
	First Franklin Mortgage Loan Trust,
326	Series 2006-FF13, Class A2D, VAR, 0.832%, 10/25/36	236
325	Series 2006-FF16, Class 2A3, VAR, 0.732%, 12/25/36	196
	Fremont Home Loan Trust,
554	Series 2006-B, Class 2A3, VAR, 0.752%, 08/25/36	230
228	Series 2006-B, Class 2A4, VAR, 0.832%, 08/25/36	97
155	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 0.692%, 03/25/47	75
	GSAMP Trust,
373	Series 2006-FM1, Class A1, VAR, 0.752%, 04/25/36	263
121	Series 2006-FM2, Class A2C, VAR, 0.742%, 09/25/36	55
121	Series 2006-FM2, Class A2D, VAR, 0.832%, 09/25/36	56
444	Series 2006-HE3, Class A2C, VAR, 0.752%, 05/25/46	412
646	Series 2007-HE1, Class A2C, VAR, 0.742%, 03/25/47	559
	Home Equity Mortgage Loan Asset-Backed Trust,
328	Series 2006-C, Class 2A, VAR, 0.722%, 08/25/36	268
93	Series 2006-C, Class 3A3, VAR, 0.742%, 08/25/36	86
388	Series 2006-D, Class 1A, VAR, 0.732%, 11/25/36	313
354	Series 2006-E, Class 2A3, VAR, 0.762%, 04/25/37	238
437	Series 2007-B, Class 2A3, VAR, 0.792%, 07/25/37	272
40	JPMorgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 0.742%, 08/25/36	38
	MASTR Asset-Backed Securities Trust,
159	Series 2006-HE4, Class A2, VAR, 0.702%, 11/25/36	74
203	Series 2006-HE4, Class A3, VAR, 0.742%, 11/25/36	96
271	Series 2006-NC3, Class A1, VAR, 0.722%, 10/25/36	161
166	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.662%, 04/25/47	94
67	Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2B, VAR, 1.592%, 07/25/37	62
296	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.767%, 06/25/37	254
306	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, VAR, 0.752%, 08/25/36	256
	NovaStar Mortgage Funding Trust,
209	Series 2006-4, Class A2C, VAR, 0.742%, 09/25/36	117
101	Series 2006-4, Class A2D, VAR, 0.842%, 09/25/36	57
499	Series 2007-1, Class A1A, VAR, 0.722%, 03/25/37	323

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
773	Series 2007-1, Class A2C, VAR, 0.772%, 03/25/37	402
118	RASC Trust, Series 2007-KS3, Class AI3, VAR, 0.842%, 04/25/37	112
	Securitized Asset-Backed Receivables LLC Trust,
335	Series 2006-NC3, Class A1, VAR, 0.732%, 09/25/36	228
509	Series 2006-NC3, Class A2B, VAR, 0.742%, 09/25/36	255
87	Series 2007-NC2, Class A2B, VAR, 0.732%, 01/25/37	56
240	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.772%, 02/25/36	136
445	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 0.765%, 07/25/36	279
	WaMu Asset-Backed Certificates WaMu Trust,
480	Series 2007-HE2, Class 2A4, VAR, 0.952%, 04/25/37	228
557	Series 2007-HE4, Class 1A, VAR, 0.762%, 07/25/47	353

	Total Asset-Backed Securities (Cost $9,726)	9,426

Collateralized Mortgage Obligations — 2.1%
	Non-Agency CMO — 2.1%
149	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 3.470%, 09/25/35	131
73	Alternative Loan Trust, Series 2006-J2, Class A1, VAR, 1.092%, 04/25/36	45
	Banc of America Funding Trust,
38	Series 2006-D, Class 5A2, VAR, 3.152%, 05/20/36	34
239	Series 2014-R7, Class 1A1, VAR, 0.684%, 05/26/36	226
73	Series 2014-R7, Class 2A1, VAR, 0.674%, 09/26/36	69
193	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.812%, 02/25/36	178
66	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.942%, 05/25/37	47
	Citigroup Mortgage Loan Trust,
114	Series 2014-10, Class 1A1, VAR, 0.669%, 11/25/36 (e)	105
163	Series 2014-10, Class 3A1, VAR, 0.733%, 07/25/36 (e)	151
197	Series 2014-10, Class 4A1, VAR, 0.694%, 02/25/37 (e)	180
101	Series 2014-10, Class 5A1, VAR, 0.684%, 06/25/36 (e)	94
110	Series 2014-11, Class 4A1, VAR, 0.634%, 07/25/36 (e)	99
468	Series 2014-12, Class 1A4, VAR, 0.659%, 08/25/36 (e)	432
72	Series 2014-12, Class 2A4, VAR, 4.006%, 02/25/37 (e)	69
227	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	218
	CSMC Trust,
93	Series 2011-12R, Class 3A1, VAR, 2.684%, 07/27/36 (e)	91
96	Series 2014-10R, Class 4A1, VAR, 0.704%, 12/27/36 (e)	93
69	Series 2014-11R, Class 8A1, VAR, 0.874%, 04/27/37 (e)	67
274	Series 2014-11R, Class 9A1, VAR, 0.674%, 10/27/36 (e)	260
255	Series 2015-3R, Class 5A1, VAR, 0.675%, 09/29/36 (e)	243
49	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 1.092%, 02/25/35	46
258	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2, VAR, 6.292%, 04/25/28	280
69	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.704%, 04/26/37 (e)	65
52	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	49
	HarborView Mortgage Loan Trust,
55	Series 2004-9, Class 2A, VAR, 3.086%, 12/19/34	45
163	Series 2006-9, Class 2A1A, VAR, 0.772%, 11/19/36	117
5	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.742%, 12/25/36	6
	LSTAR Securities Investment Ltd., (Cayman Islands),
72	Series 2015-4, Class A1, VAR, 2.533%, 04/01/20 (e)	71
236	Series 2015-6, Class A, VAR, 2.533%, 05/01/20 (e)	232
78	Series 2015-7, Class A, VAR, 2.527%, 07/01/20 (e)	77

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
97	Series 2016-3, Class A, VAR, 2.533%, 09/01/21 (e)	96
	LSTAR Securities Investment Trust,
427	Series 2015-1, Class A, VAR, 2.617%, 01/01/20 (e)	426
415	Series 2015-2, Class A, VAR, 2.533%, 01/01/20 (e)	415
202	Series 2015-3, Class A, VAR, 2.617%, 03/01/20 (e)	202
128	Series 2016-5, Class A1, VAR, 2.546%, 11/01/21 (e)	126
116	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.764%, 12/26/36 (e)	109
41	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.664%, 09/26/36 (e)	39
	Residential Asset Securitization Trust,
143	Series 2006-A1, Class 1A6, VAR, 1.092%, 04/25/36	75
488	Series 2006-R1, Class A2, VAR, 0.992%, 01/25/46	228
60	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 1.042%, 09/25/35	45

	Total Collateralized Mortgage Obligations (Cost $5,596)	5,581

Commercial Mortgage-Backed Securities — 1.6%
	BAMLL Commercial Mortgage Securities Trust,
260	Series 2014-FL1, Class D, VAR, 4.538%, 12/15/31 (e)	246
420	Series 2014-FL1, Class E, VAR, 6.038%, 12/15/31 (e)	361
570	Series 2014-INLD, Class E, VAR, 3.875%, 12/15/29 (e)	545
140	Series 2015-ASHF, Class D, VAR, 3.538%, 01/15/28 (e)	135
150	Series 2015-ASHF, Class E, VAR, 4.538%, 01/15/28 (e)	144
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 4.038%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 5.038%, 11/15/31 (e)	184
210	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.888%, 07/15/27 (e)	197
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 4.188%, 08/15/31 (e)	159
110	Series 2014-FL5, Class KH2, VAR, 5.038%, 08/15/31 (e)	102
340	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	317
	CSMC Trust,
560	Series 2015-DEAL, Class E, VAR, 4.538%, 04/15/29 (e)	556
240	Series 2015-SAND, Class E, VAR, 4.388%, 08/15/30 (e)	238
540	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.938%, 08/15/32 (e)	527
100	Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	100
490	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.258%, 11/15/29 (e)	483

	Total Commercial Mortgage-Backed Securities (Cost $4,441)	4,394

Convertible Bonds — 0.2%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
286	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	302
65	Oasis Petroleum, Inc., 2.625%, 09/15/23	90

	Total Energy	392

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
128	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	134

	Total Convertible Bonds (Cost $498)	526

Corporate Bonds — 4.5%
	Consumer Discretionary — 0.5%
	Auto Components — 0.1%
15	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	15
9	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	9
	Dana, Inc.,
15	5.375%, 09/15/21	16
37	6.000%, 09/15/23	38

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
23	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	23
15	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	15

		116

	Diversified Consumer Services — 0.0% (g)
4	Laureate Education, Inc., 9.250%, 09/01/19 (e)	4
23	Sotheby’s, 5.250%, 10/01/22 (e)	22

		26

	Hotels, Restaurants & Leisure — 0.0% (g)
8	Interval Acquisition Corp., 5.625%, 04/15/23	8
30	MGM Resorts International, 6.000%, 03/15/23	32
15	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	15
8	Scientific Games International, Inc., 10.000%, 12/01/22	8

		63

	Household Durables — 0.0% (g)
16	Tempur Sealy International, Inc., 5.625%, 10/15/23	16

	Internet & Direct Marketing Retail — 0.0% (g)
50	Acosta, Inc., 7.750%, 10/01/22 (e)	42

	Media — 0.4%
7	CBS Radio, Inc., 7.250%, 11/01/24 (e)	8
23	Cinemark USA, Inc., 5.125%, 12/15/22	24
15	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	15
	CSC Holdings LLC,
94	6.750%, 11/15/21	99
200	10.125%, 01/15/23 (e)	230
400	10.875%, 10/15/25 (e)	466
15	DISH DBS Corp., 4.250%, 04/01/18	15
35	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	33
8	iHeartCommunications, Inc., 9.000%, 12/15/19	6
50	LIN Television Corp., 5.875%, 11/15/22	51
16	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	16
15	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	16

		979

	Multiline Retail — 0.0% (g)
4	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	3
	Specialty Retail — 0.0% (g)
20	CST Brands, Inc., 5.000%, 05/01/23	21
15	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	16
15	PetSmart, Inc., 7.125%, 03/15/23 (e)	15

		52

	Total Consumer Discretionary	1,297

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.0% (g)
54	New Albertsons, Inc., 8.000%, 05/01/31	52

	Food Products — 0.2%
26	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	26
15	Dean Foods Co., 6.500%, 03/15/23 (e)	16
10	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	10
	Post Holdings, Inc.,
61	5.000%, 08/15/26 (e)	58
15	6.000%, 12/15/22 (e)	15
254	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	257
15	TreeHouse Foods, Inc., 4.875%, 03/15/22	15
34	WhiteWave Foods Co. (The), 5.375%, 10/01/22	38

		435

	Household Products — 0.1%
15	Central Garden & Pet Co., 6.125%, 11/15/23	16
	HRG Group, Inc.,
29	7.750%, 01/15/22	30
232	7.875%, 07/15/19	242

		288

	Personal Products — 0.0% (g)
54	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	57
107	Avon Products, Inc., 7.000%, 03/15/23	98

		155

	Total Consumer Staples	930

	Energy — 1.3%
	Energy Equipment & Services — 0.1%
129	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	139

	Oil, Gas & Consumable Fuels — 1.2%
23	Antero Resources Corp., 5.125%, 12/01/22	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
86	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	45
63	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (d)	42
7	California Resources Corp., 8.000%, 12/15/22 (e)	6
18	Callon Petroleum Co., 6.125%, 10/01/24 (e)	18
15	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	15
	Chaparral Energy, Inc.,
187	7.625%, 11/15/22 (d)	155
70	8.250%, 09/01/21 (d)	58
189	9.875%, 10/01/20 (d)	157
72	Chesapeake Energy Corp., VAR, 4.130%, 04/15/19	68
53	Clayton Williams Energy, Inc., 7.750%, 04/01/19	53
44	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 12/15/20	45
112	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	116
	Endeavor Energy Resources LP/EER Finance, Inc.,
275	7.000%, 08/15/21 (e)	282
45	8.125%, 09/15/23 (e)	48
93	EP Energy LLC/Everest Acquisition Finance, Inc., 8.000%, 11/29/24 (e)	96
132	Great Western Petroleum LLC/Great Western Finance Corp., 9.000%, 09/30/21 (e)	137
55	Halcon Resources Corp., 8.625%, 02/01/20 (e)	56
	Hilcorp Energy I LP/Hilcorp Finance Co.,
23	5.000%, 12/01/24 (e)	23
130	5.750%, 10/01/25 (e)	132
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	42
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	40
27	3.050%, 12/01/19	27
138	7.000%, 06/15/17	142
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	58
86	Matador Resources Co., 6.875%, 04/15/23	91
15	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	13
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22	34
213	7.625%, 05/01/21	76
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	18
19	Northern Oil and Gas, Inc., 8.000%, 06/01/20	14
35	Oasis Petroleum, Inc., 6.500%, 11/01/21	35
	Parsley Energy LLC/Parsley Finance Corp.,
45	6.250%, 06/01/24 (e)	47
400	7.500%, 02/15/22 (e)	424
99	RSP Permian, Inc., 6.625%, 10/01/22	104
684	Samson Resources Co., 9.750%, 02/15/20 (d)	41
237	Sanchez Energy Corp., 6.125%, 01/15/23	207
67	Seven Generations Energy Ltd., (Canada), 6.875%, 06/30/23 (e)	70
62	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24	66
43	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	44
15	Whiting Petroleum Corp., 5.000%, 03/15/19	15
60	Williams Cos., Inc. (The), 7.875%, 09/01/21	69
15	WPX Energy, Inc., 7.500%, 08/01/20	16

		3,268

	Total Energy	3,407

	Financials — 0.4%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17	74

	Consumer Finance — 0.4%
	Ally Financial, Inc.,
96	2.750%, 01/30/17	96
150	3.250%, 09/29/17	151
77	3.250%, 11/05/18	77
130	4.750%, 09/10/18	134
40	5.500%, 02/15/17	40
253	6.250%, 12/01/17	262
150	8.000%, 11/01/31	170
100	Springleaf Finance Corp., 6.500%, 09/15/17	103

		1,033

	Total Financials	1,107

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
	Acadia Healthcare Co., Inc.,
9	5.125%, 07/01/22	9
46	5.625%, 02/15/23	45
26	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	26
51	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	49
30	HCA, Inc., 5.250%, 04/15/25	30
8	HealthSouth Corp., 5.750%, 09/15/25	8
184	Molina Healthcare, Inc., 5.375%, 11/15/22	184
104	Tenet Healthcare Corp., 8.125%, 04/01/22	95
86	WellCare Health Plans, Inc., 5.750%, 11/15/20	88

		534

	Pharmaceuticals — 0.1%
	Concordia International Corp., (Canada),
294	7.000%, 04/15/23 (e)	112
54	9.000%, 04/01/22 (e)	49
	Valeant Pharmaceuticals International, Inc., (Canada),
271	5.375%, 03/15/20 (e)	227
23	6.750%, 08/15/18 (e)	22

		410

	Total Health Care	944

	Industrials — 0.4%
	Aerospace & Defense — 0.1%
8	Arconic, Inc., 5.125%, 10/01/24	8
8	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	9
15	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	15
15	TransDigm, Inc., 6.000%, 07/15/22	15
134	Triumph Group, Inc., 4.875%, 04/01/21	123

		170

	Airlines — 0.1%
172	Allegiant Travel Co., 5.500%, 07/15/19	176

	Building Products — 0.0% (g)
76	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	77

	Commercial Services & Supplies — 0.0% (g)
8	APX Group, Inc., 6.375%, 12/01/19	8

	Electrical Equipment — 0.0% (g)
9	Novelis Corp., 5.875%, 09/30/26 (e)	9
186	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	143

		152

	Industrial Conglomerates — 0.1%
216	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	171

	Professional Services — 0.1%
157	CEB, Inc., 5.625%, 06/15/23 (e)	152
4	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	4

		156

	Road & Rail — 0.0% (g)
15	Hertz Corp. (The), 6.250%, 10/15/22	14
219	Jack Cooper Holdings Corp., 9.250%, 06/01/20	76

		90

	Trading Companies & Distributors — 0.0% (g)
15	HD Supply, Inc., 5.250%, 12/15/21 (e)	16
30	International Lease Finance Corp., 5.875%, 08/15/22	33
15	United Rentals North America, Inc., 5.750%, 11/15/24	16
74	Univar USA, Inc., 6.750%, 07/15/23 (e)	75

		140

	Total Industrials	1,140

	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.0% (g)
11	Belden, Inc., 5.500%, 09/01/22 (e)	11

	IT Services — 0.1%
9	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	9
223	First Data Corp., 7.000%, 12/01/23 (e)	233
15	WEX, Inc., 4.750%, 02/01/23 (e)	15

		257

	Software — 0.0% (g)
9	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	9
98	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	97

		106

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — 0.0% (g)
8	NCR Corp., 6.375%, 12/15/23	9

	Total Information Technology	383

	Materials — 0.2%
	Chemicals — 0.0% (g)
11	Chemours Co. (The), 6.625%, 05/15/23	11

	Containers & Packaging — 0.2%
200	ARD Finance S.A., (Luxembourg), (cash), 7.125%, 09/15/23 (e)	198
15	Ball Corp., 5.250%, 07/01/25	15
99	Pactiv LLC, 8.375%, 04/15/27	109

		322

	Metals & Mining — 0.0% (g)
8	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	10
8	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	9
8	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	9

		28

	Total Materials	361

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
20	Equinix, Inc., 5.375%, 01/01/22	21
	Iron Mountain, Inc.,
15	6.000%, 10/01/20 (e)	15
31	6.000%, 08/15/23	33

	Total Real Estate	69

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.4%
15	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23 (e)	15
15	CenturyLink, Inc., Series V, 5.625%, 04/01/20	16
7	Frontier Communications Corp., 11.000%, 09/15/25	7
233	GCI, Inc., 6.750%, 06/01/21	239
87	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	68
	Level 3 Financing, Inc.,
90	5.375%, 01/15/24	90
15	6.125%, 01/15/21	16
200	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	200
8	Windstream Services LLC, 7.500%, 06/01/22	8
300	Ziggo Secured Finance B.V., (Netherlands), 5.500%, 01/15/27 (e)	288

		947

	Wireless Telecommunication Services — 0.4%
	Sprint Communications, Inc.,
844	9.000%, 11/15/18 (e)	926
182	11.500%, 11/15/21	218
23	T-Mobile USA, Inc., 6.500%, 01/15/26	25

		1,169

	Total Telecommunication Services	2,116

	Utilities — 0.2%
	Gas Utilities — 0.1%
109	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	103
179	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	176
77	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	80

		359

	Independent Power & Renewable Electricity Producers — 0.1%
112	Calpine Corp., 7.875%, 01/15/23 (e)	117

	Total Utilities	476

	Total Corporate Bonds (Cost $12,833)	12,230

Daily Demand Notes — 3.3%
	California — 0.0% (g)
50	State of California, Kindergarten, Series B3, GO, VRDO, LOC: Citibank N.A., 0.380%, 12/01/16	50

	Georgia — 0.1%
200	Athens-Clarke County, Development Authority of Unified Government, University of Georgia Athletic Association Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.440%, 12/01/16	200

	Kansas — 0.2%
450	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.460%, 12/01/16	450

	Michigan — 0.1%
200	Regents of the University of Michigan, Series A, Rev., VRDO, 0.420%, 12/01/16	200

	Mississippi — 0.0% (g)
130	County of Jackson, Pollution Control, Chevron USA, Inc., Project, Rev., VRDO, 0.540%, 12/01/16	130

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Daily Demand Notes — continued
	New York — 0.5%
350	City of New York, Fiscal Year 2013, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.490%, 12/01/16	350
275	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-3, Rev., VRDO, 0.460%, 12/01/16	275
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
200	Subseries A-5, Rev., VRDO, 0.460%, 12/01/16	200
200	Subseries A-6, Rev., VRDO, 0.460%, 12/01/16	200
400	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Subseries A-4, Rev., VRDO, 0.510%, 12/01/16	400

	Total New York	1,425

	North Carolina — 0.7%
700	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.460%, 12/01/16	700
1,130	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.440%, 12/01/16	1,130

	Total North Carolina	1,830

	Pennsylvania — 1.0%
950	Geisinger Authority Health System,
	Series B, Rev., VRDO, 0.420%, 12/01/16	950
1,855	Philadelphia Authority for Industrial Development, NewCourtland Elder Services Project, Rev., VRDO, LOC: PNC Bank N.A., 0.530%, 12/01/16	1,855

	Total Pennsylvania	2,805

	Tennessee — 0.4%
145	City of Clarksville, Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/01/16	145
350	Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/01/16	350
600	Montgomery County Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/01/16	600

	Total Tennessee	1,095

	Vermont — 0.1%
250	Vermont Educational & Health Buildings Financing Agency, Series A, Rev., VRDO, LOC: TD Banknorth N.A., 0.460%, 12/01/16	250

	Virginia — 0.1%
400	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.440%, 12/01/16	400

	Washington — 0.1%
200	Washington Economic Development Finance Authority, Series H, Rev., VRDO, LOC: U.S. Bank N.A., 0.650%, 12/01/16	200

	Total Daily Demand Notes (Cost $9,035)	9,035

Monthly Demand Notes — 1.4%
	California — 0.9%
2,500	State of California, Series D, GO, VAR, 1.137%, 01/03/17	2,496

	New York — 0.4%
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D—2A, Rev., VAR, AGM, 0.896%, 01/03/17	1,000

	Vermont — 0.1%
274	Vermont Student Assistance Corp., Education Loan, Series B, Class A-1, Rev., VAR, 2.442%, 12/01/16	276

	Total Monthly Demand Notes (Cost $3,774)	3,772

Municipal Bonds — 60.5% (t)
	Alabama — 0.3%
	Education — 0.0% (g)
75	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	75

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	752

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.500%, 12/15/17 (p)	67

	Total Alabama	894

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Alaska — 0.6%
	General Obligation — 0.2%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	266
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	108

		374

	Housing — 0.4%
	Alaska Housing Finance Corp., General Mortgage,
995	Series A, Rev., 3.500%, 06/01/46	1,029
150	Series A, Rev., 4.000%, 06/01/40	154

		1,183

	Total Alaska	1,557

	Arizona — 0.4%
	General Obligation — 0.1%
75	City of Scottsdale, GO, 4.000%, 07/01/17	76

	Other Revenue — 0.0% (g)
25	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/17	26

	Prerefunded — 0.0% (g)
25	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/17 (p)	25

	Transportation — 0.2%
75	Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/17	77
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	514

		591

	Utility — 0.1%
95	City of Mesa, Utility System, Rev., NATL-RE, 5.250%, 07/01/17	97
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	118

		215

	Water & Sewer — 0.0% (g)
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	52

	Total Arizona	985

	California — 5.6%
	Certificate of Participation/Lease — 0.1%
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	91
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	135

		226

	Education — 0.5%
1,000	University of California, Series K, Rev., 4.000%, 05/15/46	976
500	University of California, Systemwide, Series A, Rev., 4.000%, 11/01/45	490

		1,466

	General Obligation — 1.1%
670	Campbell Union High School District, GO, 3.000%, 08/01/30	636
2,380	Pittsburg Unified School District, GO, 4.000%, 08/01/33	2,424
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	10

		3,070

	Hospital — 3.0%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	459
	California Health Facilities Financing Authority, Sutter Health,
4,750	Series B, Rev., 4.000%, 11/15/41	4,590
2,500	Series B, Rev., 5.000%, 11/15/46	2,706
375	Palomar Health, Rev., 4.000%, 11/01/18	385

		8,140

	Other Revenue — 0.3%
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	102
20	Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 07/01/17	21
100	San Diego Public Facilities Financing Authority, Series B, Rev., 5.000%, 05/15/17	102
550	State of California, Department of Veterans Affairs, Series B, Rev., 3.500%, 12/01/45	570

		795

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.3%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/19 (p)	163
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17 (p)	26
50	Los Angeles Unified School District, Election of 2002, Series B, GO, AMBAC, 5.000%, 07/01/17 (p)	51
	University of California,
210	Series Q, Rev., 5.000%, 05/15/17 (p)	216
200	Series Q, Rev., 5.250%, 05/15/17 (p)	206
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	103

		765

	Transportation — 0.0% (g)
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.000%, 10/01/17	41

	Utility — 0.3%
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	713

	Water & Sewer — 0.0% (g)
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	20

	Total California	15,236

	Colorado — 1.0%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	323

	Education — 0.0% (g)
25	Colorado State Board Governors University, Enterprise System, Series A, Rev., 4.000%, 03/01/17	25

	Hospital — 0.2%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	532

	Other Revenue — 0.0% (g)
30	State of Colorado, Sales & Use Tax, Rev., AGC, 4.000%, 12/01/16	30

	Prerefunded — 0.0% (g)
25	El Paso County School District, Series A, COP, NATL-RE, 5.000%, 12/15/16 (p)	25

	Water & Sewer — 0.7%
1,000	City of Aurora, Rev., 5.000%, 08/01/29	1,165
590	Denver County, Board of Water Commissioners, Master Resolution Water refunding, Series B, Rev., 5.000%, 12/15/16	591

		1,756

	Total Colorado	2,691

	Connecticut — 1.1%
	Education — 0.4%
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 4.000%, 11/15/18	975

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.000%, 08/01/19	85

	Housing — 0.7%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
185	Subseries A-1, Rev., 4.000%, 11/15/45	195
760	Subseries B-2, Rev., 4.000%, 11/15/32	804
1,000	Subseries E-1, Rev., 3.500%, 11/15/46	1,037

		2,036

	Total Connecticut	3,096

	Delaware — 0.4%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	103
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	106

		209

	Housing — 0.3%
735	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	782

	Total Delaware	991

	District of Columbia — 0.5%
	Other Revenue — 0.3%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	180
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	241
	District of Columbia, Income Tax,
245	Series A, Rev., 5.000%, 12/01/16	245
200	Series A, Rev., 5.000%, 12/01/29	221

		887

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.1%
30	District of Columbia, Medlantic/Helix Issue, Series C, Rev., AGM, 5.500%, 08/15/17 (p)	31
120	District of Columbia, Water & Sewer Authority, Public Utility, Sub Lien, Series A, Rev., AGM-CR, FGIC, FSA-CR, 5.000%, 10/01/17 (p)	124

		155

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	196
150	Series C, Rev., 5.000%, 10/01/19	164
50	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/17	51

		411

	Total District of Columbia	1,453

	Florida — 2.3%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17 (p)	125

	Education — 0.1%
80	Florida State Board of Education, Lottery, Series A, Rev., 5.000%, 07/01/17	82
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	132

		214

	General Obligation — 0.1%
	Florida State Board of Education, Public Education, Capital Outlay,
100	Series C, GO, 5.000%, 06/01/17	102
150	Series D, GO, 5.000%, 06/01/19	160

		262

	Hospital — 0.3%
125	City of Tallahassee, Health Facilities, Tallahassee Memorial Healthcare, Inc., Project, Series A, Rev., 5.000%, 12/01/16	125
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	767

		892

	Housing — 0.5%
50	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	52
	Florida Housing Finance Corp., Homeowner Mortgage,
800	Series C, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/35	831
240	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	249
265	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	278

		1,410

	Other Revenue — 0.1%
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.000%, 10/01/17	201

	Prerefunded — 0.1%
145	City of Sarasota, GO, NATL-RE, 4.750%, 07/01/17 (p)	148

	Utility — 0.9%
	Florida Municipal Power Agency, St. Lucie Project,
1,000	Series 2002-1, Rev., VAR, AMBAC, 0.980%, 10/01/21	956
750	Series A, Rev., 4.000%, 10/01/17	767
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.000%, 10/01/17	72
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	553

		2,348

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	567

	Total Florida	6,167

	Georgia — 0.9%
	General Obligation — 0.4%
50	Henry County School District, GO, 5.000%, 12/01/17	52
100	Paulding County School District, GO, 5.000%, 02/01/17	101
185	School District of the City of Gainesville, GO, 5.000%, 12/01/16	185
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	166
150	Series G, GO, 5.000%, 12/01/17	156
360	Series I, GO, 5.000%, 11/01/21	412

		1,072

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.3%
	Georgia Housing & Finance Authority, Non Single Family,
325	Series B, Rev., 4.000%, 12/01/29	333
385	Subseries A-1, Rev., 4.000%, 06/01/44	400
35	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	37

		770

	Prerefunded — 0.1%
50	Metropolitan Rapid Transit Authority, Sales Tax, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	51
75	Paulding County Courthouse-Government Complex Project, GO, NATL-RE, 4.250%, 02/01/17 (p)	75
	State of Georgia,
50	Series E, GO, 5.000%, 08/01/17 (p)	52
100	Series G, GO, 5.000%, 12/01/17 (p)	104

		282

	Water & Sewer — 0.1%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	204
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.000%, 10/01/17	154

		358

	Total Georgia	2,482

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, AMT, 5.000%, 08/01/17	384

	Illinois — 3.8%
	Education — 0.4%
1,000	Illinois Finance Authority, Depaul University, Series A, Rev., 4.000%, 10/01/32	1,003

	General Obligation — 0.8%
	City of Chicago,
235	Series 2006A, GO, AGM, 4.750%, 01/01/30	236
30	Series A, GO, AMBAC, 4.000%, 01/01/17 (p)	30
1,000	Cook County, Series A, GO, 5.000%, 11/15/17	1,033
135	Cook County, School District No. 109 Indian Springs, GO, 3.000%, 12/01/16	135
155	Cumberland & Jasper Counties, Community Unit School District No. 77, GO, AGM, 5.950%, 12/01/16	155
125	DuPage & Will Counties, Community School District No. 204, GO, 4.000%, 12/30/16	125
55	Kane Kendall Counties Community College District No. 516, Series A, GO, 4.000%, 12/15/16	55
50	Metropolitan Water Reclamation District of Greater Chicago, Series A, GO, 5.000%, 12/01/16	50
370	Village of Kenilworth, Series B, GO, 4.000%, 12/01/16	370

		2,189

	Housing — 1.1%
	Illinois Housing Development Authority, Homeowner Mortgage,
1,335	Series C, Rev., 3.500%, 08/01/46	1,373
1,635	Subseries A-2, Rev., AMT, 4.000%, 02/01/35	1,693

		3,066

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,420	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc., Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,419

	Other Revenue — 0.6%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	510
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	532
	Railsplitter Tobacco Settlement Authority,
250	Rev., 5.000%, 06/01/18	263
200	Rev., 5.250%, 06/01/21	225

		1,530

	Prerefunded — 0.2%
250	City of Chicago, Transport Authority, Rev., AMBAC, 5.000%, 12/01/16 (p)	250
50	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., BHAC-CR, MBIA, NATL-RE-IBC, FGIC, 5.000%, 02/01/17 (p)	50
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.750%, 12/01/17 (p)	121

		421

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Transportation — 0.1%
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	351

	Water & Sewer — 0.1%
50	City of Chicago, Second Lien, Wastewater Transmission, Series B, Rev., NATL-RE, 5.000%, 01/01/17	50
220	Lake County Water & Sewer System, Rev., NATL-RE, 4.500%, 12/01/16	220

		270

	Total Illinois	10,249

	Indiana — 3.7%
	Education — 0.1%
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	101
25	Hamilton Southeastern Industrial Construction, School Building Corp., Rev., AGM, 5.000%, 01/15/17 (p)	25
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	108
150	Zionsville Indiana Community Schools Building Corp., Series B, Rev., 3.000%, 07/15/17	152

		386

	Hospital — 0.9%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	256
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	348
	Indiana Health Facility Financing Authority, Ascension Health,
250	Rev., VAR, 1.600%, 02/01/17	250
1,570	Series A-5, Rev., VAR, 2.000%, 08/01/17	1,578

		2,432

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
180	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	188
225	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	236

		424

	Industrial Development Revenue/Pollution Control Revenue — 1.6%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., VAR, 1.750%, 06/01/18	1,864
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,480

		4,344

	Other Revenue — 0.9%
	Indiana Finance Authority, Community Foundation of Northwest,
70	Rev., 3.000%, 03/01/17	70
1,300	Rev., 5.000%, 09/01/31	1,415
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	827
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	110
50	Wayne County, Jail Holding Corp., First Mortgage, Rev., AGM, 4.125%, 01/15/17	50

		2,472

	Total Indiana	10,058

	Iowa — 0.8%
	General Obligation — 0.1%
75	City of Bettendorf, Series B, GO, 3.000%, 06/01/17	76

	Hospital — 0.0% (g)
50	Iowa Finance Authority, Health Care Facilities, Genesis Health, Rev., 5.000%, 07/01/17	51

	Housing — 0.7%
750	Iowa Finance Authority Single Family, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 07/01/46	777
	Iowa Finance Authority, Single Family Mortgage,
180	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	189
215	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	223
715	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/46	756

		1,945

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
25	Cedar Rapids Community School District, School Infrastructure Sales Services & Use Tax, Rev., 4.250%, 07/01/17 (p)	26

	Total Iowa	2,098

	Kansas — 0.2%
	General Obligation — 0.0% (g)
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.000%, 09/01/17	25

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	Kansas State Development Finance Authority, Water Pollution Control,
440	Series CW, Rev., 5.000%, 11/01/18 (p)	472
	Other Revenue — 0.0% (g)
75	Kansas State Development Finance Authority, Series C, Rev., 3.500%, 03/01/17	76
25	Kansas State Development Finance Authority, Department of Commerce Impact Program, Rev., 4.000%, 06/01/17	25

		101

	Transportation — 0.0% (g)
25	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/17	26

	Total Kansas	624

	Kentucky — 1.1%
	Housing — 0.1%
100	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	105

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
250	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	244
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,519

		2,763

	Total Kentucky	2,868

	Louisiana — 1.4%
	General Obligation — 0.1%
300	City of Shreveport, GO, 5.000%, 05/01/17	305

	Other Revenue — 0.4%
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	111
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,016

		1,127

	Transportation — 0.3%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	957

	Water & Sewer — 0.6%
500	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/18	526
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,005

		1,531

	Total Louisiana	3,920

	Maine — 0.5%
	Education — 0.0% (g)
50	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 5.000%, 07/01/17	51

	Housing — 0.5%
	Maine State Housing Authority,
630	Series A, Rev., 4.000%, 11/15/45	664
535	Series B, Rev., 4.000%, 11/15/43	558

		1,222

	Other Revenue — 0.0% (g)
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	109

	Prerefunded — 0.0% (g)
70	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 4.750%, 07/01/17 (p)	71

	Total Maine	1,453

	Maryland — 0.6%
	General Obligation — 0.1%
25	Charles County, Public Improvement, GO, 5.000%, 10/01/17	26
150	Harford County, Public Improvement, GO, 5.000%, 03/15/17	152
100	State of Maryland, State and Local Facilities, Loan of 2009, Series C, GO, 5.000%, 11/01/17	104

		282

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.2%
485	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	499

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.125%, 12/01/17 (p)	31

	Transportation — 0.3%
	Maryland Transportation Authority,
75	Rev., 4.000%, 09/01/17	77
100	Rev., GRAN, 5.250%, 03/01/17	101
540	Rev., GRAN, 5.250%, 03/01/19	586

		764

	Total Maryland	1,576

	Massachusetts — 2.5%
	Education — 0.5%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., AMT, 4.750%, 07/01/19	793
500	Series J, Rev., AMT, 5.000%, 07/01/18	524

		1,317

	General Obligation — 0.1%
110	Commonwealth of Massachusetts, Consolidated Loan, Series C, GO, NATL-RE-IBC, MBIA, 5.500%, 11/01/17	114

	Housing — 1.4%
	Massachusetts Housing Finance Agency, Single Family Housing,
715	Series 167, Rev., 4.000%, 12/01/43	741
1,645	Series 169, Rev., 4.000%, 12/01/44	1,700
855	Series 177, Rev., AMT, 4.000%, 06/01/39	896
500	Series 183, Rev., 3.500%, 12/01/46	518

		3,855

	Prerefunded — 0.5%
25	City of New Bedford, Qualified Municipal Purpose Loan, GO, AGM, 4.000%, 02/15/17 (p)	25
510	Commonwealth of Massachusetts, Consolidate Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/17 (p)	524
265	Commonwealth of Massachusetts, Consolidate Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	281
300	Commonwealth of Massachusetts, Consolidated Loan of 2009, Series C, GO, 5.000%, 07/01/19 (p)	327
100	Massachusetts School Building Authority, Sales Tax, Series A, Rev., AMBAC, 4.750%, 08/15/17 (p)	103
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	26

		1,286

	Water & Sewer — 0.0% (g)
100	Massachusetts States Water Pollution, Abatement Trust, Series A, Rev., 5.250%, 08/01/17	103

	Total Massachusetts	6,675

	Michigan — 3.7%
	Education — 0.4%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/17	1,027

	General Obligation — 1.3%
295	Armada Area Schools, GO, Q-SBLF, 4.000%, 05/01/17	299
100	East China School District, School Bus, Series I, GO, Q-SBLF, 2.500%, 05/01/17	100
980	Grand Blanc Community Schools, GO, AGM, 3.000%, 05/01/17	987
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	595
650	GO, 5.000%, 05/01/19	700
930	GO, 5.000%, 05/01/20	1,021

		3,702

	Housing — 1.3%
220	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.000%, 12/01/27	230
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,875	Series A, Rev., 4.000%, 06/01/46	1,974
1,335	Series B, Rev., 3.500%, 06/01/47	1,371

		3,575

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
510	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	488

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,023

	Prerefunded — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/19 (p)	220

	Total Michigan	10,035

	Minnesota — 1.7%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	312

	General Obligation — 0.2%
205	Fisher Independent School District No. 600, Series A, GO, 2.000%, 02/01/17	205
75	Holdingford Minnesota Independent School District No. 738, Series A, GO, 5.000%, 02/01/17	75
110	Independent School District No. 192 Farmington, School Building Credit Enhancement Program, Series C, GO, 5.000%, 02/01/17	111
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	107
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	154

		652

	Housing — 1.4%
210	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	221
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
180	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	187
48	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	49
145	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	151
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
90	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	93
210	Series E, Rev., GNMA/FNMA/FHLMC, 4.000%, 01/01/35	218
95	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/31 (w)	99
	Minnesota Housing Finance Agency, Residential Housing Finance,
470	Series A, Rev., 4.000%, 07/01/38	496
690	Series B, Rev., 4.000%, 01/01/38	727
1,190	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	1,242
305	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	315

		3,798

	Total Minnesota	4,762

	Mississippi — 0.4%
	General Obligation — 0.1%
85	DeSoto County School District, GO, 4.000%, 05/01/17	86
50	Jackson Public School District, GO, NATL-RE, 5.000%, 04/01/17	51
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	173

		310

	Other Revenue — 0.2%
300	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	309
255	Mississippi Development Bank, Gulfport, Mississippi Public Improvement Project, Rev., AGM, 3.000%, 07/01/17	258

		567

	Utility — 0.1%
100	Mississippi Development Bank, Power Co., Project, Series A, Rev., AMBAC, 5.000%, 07/01/17	102

	Total Mississippi	979

	Missouri — 1.2%
	Education — 0.1%
350	Missouri Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	355

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.9%
	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program,
560	Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	580
890	Series B-2, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/45	937
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
635	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	661
60	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	63
105	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	109

		2,350

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.000%, 09/01/18 (p)	53
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/25	39

		92

	Other Revenue — 0.0% (g)
95	Jackson County, Rev., 4.000%, 12/01/16	95

		—
	Prerefunded — 0.1%
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	214

	Transportation — 0.1%
100	Missouri Highways & Transportation Commission, Second Lien, Rev., 4.250%, 05/01/17	101
25	Missouri Highways & Transportation Commission, State Road Revenue Federal Reimbursement, Series A, Rev., 5.000%, 05/01/17	26

		127

	Total Missouri	3,233

	Montana — 0.3%
	Housing — 0.3%
	Montana Board of Housing, Single Family Homeownership,
250	Series A-2, Rev., AMT, 4.000%, 12/01/38	258
470	Series B2, Rev., AMT, 5.000%, 12/01/27	496

	Total Montana	754

	Nevada — 0.1%
	General Obligation — 0.0% (g)
25	Clark County, GO, 5.000%, 06/01/17	26
50	Las Vegas Valley Water District, Series B, GO, 4.000%, 03/01/17	50

		76

	Other Revenue — 0.0% (g)
30	County of Clark, Sales & Excise Tax, Series B, Rev., 3.000%, 07/01/17	30
50	State of Nevada, Unemployment Compensation, Rev., 5.000%, 12/01/16	50

		80

	Prerefunded — 0.1%
100	Clark County School District, Series A, GO, 5.000%, 06/15/18 (p)	106
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.000%, 12/01/17 (p)	26

		132

	Total Nevada	288

	New Hampshire — 0.5%
	Housing — 0.1%
	New Hampshire Housing Finance Authority, Single Family Mortgage,
105	Series A, Rev., 5.250%, 07/01/28	110
280	Series C, Rev., 4.000%, 01/01/28	289

		399

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 2.125%, 06/01/18	1,008

	Total New Hampshire	1,407

	New Jersey — 3.3%
	Education — 0.4%
	New Jersey Economic Development Authority, School Facilities Construction,
120	Rev., 5.000%, 12/15/17 (p)	125
35	Series W, Rev., NATL-RE-IBC, 4.000%, 09/01/17 (p)	36

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — continued
	New Jersey Educational Facilities Authorities, Ramapo College,
250	Series A, Rev., 3.000%, 07/01/17	253
60	Series B, Rev., 4.000%, 07/01/17	61
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/17	514

		989

	General Obligation — 0.3%
25	County of Gloucester, GO, 3.000%, 03/01/17	25
75	County of Monmouth, Series A, GO, 4.000%, 12/01/16	75
65	County of Morris, GO, 4.000%, 02/01/17	65
410	Middletown Township Board Education, GO, 5.000%, 08/01/17	421
205	Township of Montville, GO, 4.000%, 08/15/20	223
100	Township of Wayne, GO, 4.000%, 09/01/17	102

		911

	Housing — 0.1%
225	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	229

	Other Revenue — 0.0% (g)
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	110
50	New Jersey Environmental Infrastructure Trust, Series C, Rev., 5.000%, 09/01/17	52

		162

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.000%, 10/15/18 (p)	107
140	New Jersey Economic Development Authority, School Facilities Construction, Series Y, Rev., 4.750%, 09/01/18 (p)	149

		256

	Transportation — 2.4%
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.000%, 09/15/18	1,570
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	102
300	Series B-1, Rev., 3.500%, 12/15/16	300
2,595	Series B-2, Rev., XLCA, 5.000%, 12/15/16	2,599
1,885	Series C, Rev., AGM, 5.500%, 12/15/16	1,889

		6,460

	Total New Jersey	9,007

	New Mexico — 0.4%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
410	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.250%, 03/01/43	431
80	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	84
45	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	45

		560

	Other Revenue — 0.0% (g)
25	City of Albuquerque, Series A, Rev., 5.000%, 07/01/17	26

	Special Tax — 0.0% (g)
100	State of New Mexico, Severance Tax, Series A, Rev., 5.000%, 07/01/17	103

	Transportation — 0.2%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	111
	New Mexico Finance Authority, State Transportation, Sub Lien,
250	Series A-2, Rev., 5.000%, 12/15/16	250
100	Series A-2, Rev., 5.000%, 12/15/19	110

		471

	Total New Mexico	1,160

	New York — 4.1%
	Education — 0.2%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	305
75	New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.000%, 07/01/17	77
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	156

		538

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — 0.6%
100	New York City, Series E-1, GO, 5.250%, 10/15/17	103
95	Valhalla Union Free School District, GO, 2.000%, 10/15/17	96
	Village of Freeport, Nassau County, Public Improvement,
950	Series A, GO, 4.000%, 05/01/24	1,040
345	Series A, GO, 4.000%, 05/01/25	377

		1,616

	Housing — 1.0%
	New York Mortgage Agency, Homeowner Mortgage,
1,640	Series 191, Rev., AMT, 3.500%, 10/01/34	1,680
625	Series 195, Rev., 4.000%, 10/01/46	659
500	Series 197, Rev., 3.500%, 10/01/44	520

		2,859

	Other Revenue — 0.6%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.000%, 07/15/26	704
560	Series A, Rev., 5.000%, 07/15/28	627
	New York City Transitional Finance Authority,
170	Series C, Rev., 5.000%, 11/01/21	191
100	Series S-2, Rev., AGM, FGIC, NATL-RE, 5.000%, 01/15/18	100

		1,622

	Prerefunded — 0.4%
15	Metropolitan Transportation Authority, Series B, Rev., 4.500%, 11/15/17 (p)	15
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	54
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/18 (p)	741
25	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16 (p)	25
55	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/17 (p)	56
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	111

		1,002

	Special Tax — 0.2%
	New York State Dormitory Authority, Personal Income Tax,
100	Series A, Rev., 4.000%, 02/15/19	106
170	Series D, Rev., 5.000%, 06/15/17	174
50	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16	50
50	New York State Urban Development Corp., Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/16	50
80	New York State Urban Development Corp., State Personal Income Tax, Series C, Rev., 4.000%, 12/15/16	80

		460

	Transportation — 0.8%
1,750	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	1,858
205	New York State Thruway Authority, Series I, Rev., 5.000%, 01/01/17	206

		2,064

	Water & Sewer — 0.3%
	New York City Municipal Water Finance Authority, Water & Sewer System,
625	Series A, Rev., 4.500%, 06/15/32	685
180	Series A, Rev., 5.750%, 06/15/40	191

		876

	Total New York	11,037

	North Carolina — 0.6%
	Education — 0.0% (g)
25	University of North Carolina, Greensboro, Rev., 3.000%, 04/01/17	25

	General Obligation — 0.2%
50	County of Wake, Public Improvement, Series A, GO, 5.000%, 04/01/17	51
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	188
200	New Hanover County, GO, 5.000%, 12/01/20	225

		464

	Housing — 0.3%
	North Carolina Housing Finance Agency, Homeownership,
260	Series 1, Rev., 4.500%, 07/01/28	268
135	Series 2, Rev., 4.250%, 01/01/28	138
500	Series A, Rev., AMT, 3.500%, 07/01/39	516

		922

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.1%
165	North Carolina Eastern Municipal Power Agency No. 1, Catawab Electric, Series A, Rev., 5.250%, 01/01/17	166
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.500%, 01/01/18 (p)	106

		272

	Total North Carolina	1,683

	North Dakota — 0.8%
	Housing — 0.8%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
405	Series A, Rev., 3.750%, 07/01/42	418
540	Series A, Rev., 4.000%, 07/01/34	566
280	Series B, Rev., 4.500%, 01/01/28	291
80	Series B, Rev., 5.000%, 07/01/28	84
625	Series D, Rev., 3.500%, 07/01/46	645
205	Series D, Rev., 4.250%, 07/01/28	216

	Total North Dakota	2,220

	Ohio — 1.9%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	211

	General Obligation — 0.4%
145	County of Cuyahoga, GO, 5.000%, 12/01/16	145
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.000%, 12/01/17	56
50	Hamilton Country, GO, 4.000%, 12/01/16	50
50	Logan Hocking Local School District, GO, 2.000%, 12/01/16	50
	State of Ohio, Higher Education,
110	Series B, GO, 5.000%, 08/01/23	126
715	Series C, GO, 5.000%, 08/01/17	735

		1,162

	Hospital — 0.1%
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	200
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	25

		225

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
90	Series 1, Rev., GNMA/FNMA/FHLMC, 4.800%, 11/01/28	95
80	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	84
350	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	368
215	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	224

		771

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	114

	Other Revenue — 0.4%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.000%, 12/01/20	1,117

	Prerefunded — 0.2%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	194
75	City of Cincinnati, School District, School Improvement Project, COP, AGM, 5.000%, 12/15/16 (p)	75
160	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17 (p)	161
200	Hamilton County, Sewer System Improvement, Metropolitan Sewer District, Series A, Rev., NATL-RE, 5.000%, 12/01/16 (p)	200
25	Uhrichsville Recreational Facilities Construction, GO, AGC, 4.750%, 06/01/17 (p)	26

		656

	Transportation — 0.3%
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
120	Series C, Rev., 3.000%, 05/15/17 (p)	121
175	Series C, Rev., 3.000%, 11/15/17 (p)	178
340	Series C, Rev., 3.000%, 11/15/18 (p)	352
70	State of Ohio, Major New State Infrastructure Project, Series 1, Rev., 4.000%, 12/15/16	70

		721

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	16

	Water & Sewer — 0.0% (g)
50	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/16	50

	Total Ohio	5,043

	Oklahoma — 0.1%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
105	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	112
115	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	120

	Total Oklahoma	232

	Oregon — 1.6%
	General Obligation — 0.2%
430	Jackson County, School District No. 549C, Series B, GO, AGM, 5.000%, 12/15/16	431
70	State of Oregon, Alternate Energy Project, Series A, GO, 4.000%, 04/01/17	71

		502

	Hospital — 0.0% (g)
50	Oregon Health Facilities Authority, Series A, Rev., 4.000%, 03/15/17	50

	Housing — 0.3%
695	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	721

	Other Revenue — 0.2%
	Oregon State Department of Administrative Services, Lottery,
30	Series A, Rev., 3.500%, 04/01/17	30
375	Series A, Rev., 5.000%, 04/01/18	394
75	Series A, Rev., AGM, 4.000%, 04/01/17	76

		500

	Prerefunded — 0.0% (g)
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.500%, 04/01/19 (p)	107

	Transportation — 0.4%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,100
	Utility — 0.5%
	City of Eugene, Electric Utility System,
325	Series A, Rev., 4.000%, 08/01/31	339
850	Series A, Rev., 5.000%, 08/01/29	990

		1,329

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.000%, 10/01/17	47

	Total Oregon	4,356

	Pennsylvania — 2.0%
	Education — 0.3%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	287
400	Pennsylvania Higher Educational Facilities Authority, Widener University, Series A, Rev., 5.000%, 07/15/17	409

		696

	General Obligation — 0.3%
500	Athens Area School District, Series B, GO, AGM, 1.750%, 04/15/17	502
	Commonwealth of Pennsylvania,
150	Series 2004, GO, AGM, 5.375%, 07/01/20	167
25	Series 2004, GO, AGM-CR, 5.375%, 07/01/17	26
125	Council Rock School District, Bucks County, Series B, GO, 3.000%, 11/15/17	127
50	Hanover Area School District, Luzerne County, Series A, GO, AGM, 3.800%, 02/01/17	50

		872

	Hospital — 0.0% (g)
60	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	61

	Housing — 1.3%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
115	Series 112, Rev., 5.000%, 04/01/28	120
1,320	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,359
2,000	Series 121, Rev., 3.500%, 10/01/46	2,062

		3,541

	Other Revenue — 0.0% (g)
100	Delaware Valley, Regional Finance Authority, Local Government, Series B, Rev., AMBAC, 5.600%, 07/01/17	103

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.1%
150	Commonwealth of Pennsylvania, Series A, GO, 5.000%, 08/01/17 (p)	154
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 4.500%, 07/01/17 (p)	51
25	Philadelphia Authority for Industrial Development, Cultural & Commercial Corridors Program, Series A, Rev., NATL-RE, 5.000%, 12/01/16 (p)	25
25	Reading Area Water Authority, Rev., AGM, 5.000%, 06/01/17 (p)	26

		256

	Total Pennsylvania	5,529

	South Carolina — 0.7%
	General Obligation — 0.0% (g)
25	Lexington County School District No. 1, Series C, GO, SCSDE, 5.000%, 02/01/17	25
25	School District No. 7 of Spartanburg County, GO, SCSDE, 5.000%, 03/01/17	26

		51

	Housing — 0.1%
215	South Carolina State Housing Finance & Development Authority, Series B-2, Rev., AMT, 4.000%, 07/01/43	224

	Other Revenue — 0.1%
175	South Carolina State Public Service Authority, Series C, Rev., 5.000%, 12/01/17	182

	Prerefunded — 0.0% (g)
50	Town of Fort Mill, School Facilities Corp., Installment Purchase, Rev., 5.250%, 12/01/16 (p)	50

	Transportation — 0.4%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	1,064

	Water & Sewer — 0.1%
250	City of Charleston, Waterworks & Sewer system, Rev., 5.000%, 01/01/17	251
50	City of Greenville, Waterworks, Rev., 5.000%, 02/01/17	50

		301

	Total South Carolina	1,872

	South Dakota — 0.7%
	Housing — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
120	Series A, Rev., AMT, 4.500%, 05/01/31	126
725	Series D, Rev., 4.000%, 11/01/45	766
630	Series D, Rev., AMT, 4.000%, 11/01/29	653
300	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	312

	Total South Dakota	1,857

	Tennessee — 0.7%
	General Obligation — 0.0% (g)
50	Montgomery County School & Public Improvement, GO, 3.000%, 04/01/17	50

	Housing — 0.6%
935	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.000%, 01/01/46	986
	Tennessee Housing Development Agency, Homeownership Program,
170	Series 1A, Rev., AMT, 4.500%, 01/01/38	178
10	Series 1C, Rev., AMT, 3.750%, 01/01/25	10
185	Series A, Rev., AMT, 4.500%, 07/01/31	193
	Tennessee Housing Development Agency, Housing Finance Program,
100	Series A, Rev., 4.500%, 01/01/28	104
195	Series B, Rev., 4.500%, 01/01/28	206

		1,677

	Utility — 0.1%
230	City of Clarksville, Natural Gas Acquisition Corp., Rev., 5.000%, 12/15/16	231

	Total Tennessee	1,958

	Texas — 4.6%
	Education — 0.2%
75	Laredo Community College District, Combined Fee, Series D, Rev., AGM, 2.000%, 08/01/17	75
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	391
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	102

		568

	General Obligation — 2.8%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	111
150	City of El Paso, GO, 5.000%, 08/15/18	159
	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties,
150	GO, 3.000%, 03/01/17	151
415	GO, 5.000%, 03/01/20	457

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
50	City of Grand Prairie, Series EE, GO, XLCA, 4.000%, 02/15/17	50
25	City of Houston, Community College System, GO, 5.000%, 02/15/17	25
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	760
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	302
815	GO, PSF-GTD, Zero Coupon, 08/15/19	777
135	GO, PSF-GTD, Zero Coupon, 08/15/20	125
100	Eagle Mountain & Saginaw Independent School District, Series B, GO, PSF-GTD, 4.000%, 08/15/17	102
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	401
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250
3,470	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,472
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	192
50	Wildorado Independent School District, School Building, GO, PSF-GTD, 3.000%, 02/15/17	50

		7,554

	Housing — 0.2%
465	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.250%, 01/01/34	492

	Other Revenue — 0.8%
50	Sugar Land 4B Corp., Sales Tax, Rev., AGM, 4.000%, 02/15/17	51
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Rev., 4.000%, 07/01/17	2,027

		2,078

	Prerefunded — 0.5%
25	Canton Texas Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/17 (p)	25
200	City of Dallas, Improvement, Series 2007, GO, 5.000%, 02/15/17 (p)	202
50	City of Laredo, GO, NATL-RE, 5.250%, 02/15/17 (p)	51
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/19 (p)	162
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	189
105	Dallas Area Rapid Transit, Sales Tax, Rev., AMBAC, 5.000%, 12/01/16 (p)	105
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/19 (p)	205
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/19 (p)	184
25	Texas Transportation Commission, Highway Fund, First Tier, Rev., 5.000%, 04/01/17 (p)	25
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/18 (p)	105
50	Willis Independent School District, GO, PSF-GTD, 4.100%, 02/15/17 (p)	50

		1,303

	Special Tax — 0.1%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	295

	Transportation — 0.0% (g)
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	51
105	Texas Transportation Commission, Highway Fund, First Tier, Series A, Rev., 4.750%, 04/01/17	107

		158

	Utility — 0.0% (g)
25	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Corp., Project, Series A, Rev., 5.000%, 05/15/17	25

	Total Texas	12,473

	Utah — 0.1%
	General Obligation — 0.1%
50	Central Utah Water Conservancy District, Series C, GO, 2.500%, 04/01/17	50
145	State of Utah, Series A, GO, 5.000%, 07/01/20	162

		212

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.250%, 10/01/17 (p)	26

	Total Utah	238

	Vermont — 1.0%
	Certificate of Participation/Lease — 0.1%
360	City of Burlington, Lakeview Garage Project, Series A, COP, 4.000%, 12/01/17	369

	Housing — 0.9%
240	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	251
	Vermont Housing Finance Agency, Multiple Purpose,
450	Series A, Rev., AMT, 4.000%, 11/01/46	466
1,165	Series B, Rev., AMT, 4.125%, 11/01/42	1,201
490	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.000%, 11/01/46	513

		2,431

	Total Vermont	2,800

	Virginia — 0.4%
	Other Revenue — 0.2%
	Virginia Public Building Authority, Public Facilities,
165	Series A, Rev., 5.000%, 08/01/17	170
50	Series D, Rev., 5.000%, 08/01/17	51
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
120	Series B, Rev., 5.000%, 11/01/23	136
145	Series B, Rev., 5.000%, 11/01/26	164

		521

	Prerefunded — 0.2%
400	Loudoun County, Public Improvement, Series B, GO, 5.000%, 12/01/16 (p)	400
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
60	Series B, Rev., 5.000%, 11/01/21 (p)	69

		469

	Total Virginia	990

	Washington — 1.3%
	General Obligation — 0.3%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.000%, 12/01/17	78
50	City of Tacoma, Limited Tax, GO, 4.000%, 12/01/16	50
220	Island County, School District No. 201 Oak Harbor, GO, AGM, 5.000%, 12/01/16	220
225	King County, School District No. 414 Lake Washington Ltd., GO, 4.000%, 12/01/16	225
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	110

		683

	Housing — 0.4%
500	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.500%, 12/01/46	517
560	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.250%, 10/01/32	584

		1,101

	Prerefunded — 0.2%
50	City of Tacoma, Sewer, Rev., NATL-RE, 5.000%, 12/01/16 (p)	50
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	106
230	Pierce & Lewis County, School District No. 404 Eatonville, GO, NATL-RE, 5.250%, 12/01/16 (p)	230
85	Public Utility District No. 2 of Snohomish County, GO, NATL-RE, 5.000%, 12/01/16 (p)	85

		471

	Transportation — 0.0% (g)
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	121

	Utility — 0.4%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	391
50	City of Tacoma, Solid Waste, Rev., 5.000%, 12/01/17	52
740	Public Utility District No. 1 of Snohomish County, Series A, Rev., 5.000%, 12/01/16	740

		1,183

	Water & Sewer — 0.0% (g)
50	Spokane County, Wastewater System, Series A, Rev., 4.000%, 12/01/16	50

	Total Washington	3,609

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Wisconsin — 0.2%
	Education — 0.1%
350	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc., Rev., 4.000%, 05/01/17	354

	General Obligation — 0.1%
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.000%, 10/01/17	96
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	101

		197

	Total Wisconsin	551

	Wyoming — 0.3%
	Hospital — 0.2%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	647

	Housing — 0.1%
165	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	166

	Total Wyoming	813

	Total Municipal Bonds (Cost $166,755)	164,343

Quarterly Demand Notes — 3.3%
	California — 0.9%
2,500	California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Series A, Rev., VRDO, AMT, 0.900%, 02/01/17 (e)	2,500

	Idaho — 0.7%
2,000	Idaho Health Facilities Authority Hospital, Che Trinity Health Credit Group, Series ID, Rev., VRDO, 0.750%, 03/01/17	2,000

	Pennsylvania — 1.7%
2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Series A, Rev., VRDO, 1.150%, 01/03/17	2,000
2,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VRDO, AMT, 0.850%, 02/01/17	2,500

	Total Pennsylvania	4,500

	Total Quarterly Demand Notes (Cost $9,000)	9,000

Weekly Demand Notes — 16.8%
	Alaska — 0.5%
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 0.560%, 12/01/16	1,250

		—
	California — 1.5%
2,000	California State Infrastructure and Economy Development Bank, The J. Paul Getty Trust, Series B-1, Rev., VAR, 0.840%, 12/01/16	1,998
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.510%, 12/01/16	1,001
1,100	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.540%, 12/01/16	1,100

	Total California	4,099

	Florida — 1.0%
1,800	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 1.100%, 12/01/16	1,800
1,000	The Hillsborough Community College Foundation, Inc., Student Housing, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.580%, 12/01/16	1,000

	Total Florida	2,800

	Georgia — 1.1%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.600%, 12/01/16	295
2,000	Metropolitan Rapid Transit Authority, Sales Tax, Rev., VAR, 0.840%, 12/01/16	1,997
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.520%, 12/01/16	700

	Total Georgia	2,992

	Illinois — 0.5%
900	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-4, Rev., VRDO, 0.560%, 12/01/16	900
380	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.580%, 12/01/16	380

	Total Illinois	1,280

	Indiana — 1.3%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.310%, 12/01/16	2,967

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Indiana — continued
625	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.570%, 12/01/16	625

	Total Indiana	3,592

	Massachusetts — 1.0%
1,300	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.590%, 12/01/16	1,300
1,500	Massachusetts Development Finance Agency, Partners HealthCare System, Series K-1, Rev., VRDO, 0.580%, 12/01/16	1,500

	Total Massachusetts	2,800

	Michigan — 0.7%
1,800	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.600%, 12/01/16	1,800

	Minnesota — 0.8%
980	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.580%, 12/01/16	980
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: U.S. Bank N.A., 0.580%, 12/01/16	1,100

	Total Massachusetts	2,080

	Missouri — 0.1%
200	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.580%, 12/01/16	200

	New York — 0.9%
1,000	New York City, Series J-7, GO, VAR, 1.030%, 12/01/16	1,000
1,400	Onondaga County Cultural Trust, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/01/16	1,400

	Total New York	2,400

	North Carolina — 3.0%
2,245	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.580%, 12/01/16	2,245
960	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.570%, 12/01/16	960
580	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/01/16	580
480	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.550%, 12/01/16	480
2,250	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.570%, 12/01/16	2,250
1,350	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/01/16	1,350
275	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.570%, 12/01/16	275

	Total North Carolina	8,140

	Oregon — 0.7%
1,910	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.850%, 12/01/16	1,910

	Pennsylvania — 1.4%
1,750	City of Philadelphia, Water & Wastewater, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/01/16	1,750
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 1.010%, 12/01/16	1,995

	Total Pennsylvania	3,745

	South Carolina — 0.8%
865	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.610%, 12/01/16	865
1,320	South Carolina Jobs-Economic Development Authority Hospital, Anmed Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/01/16	1,320

	Total South Carolina	2,185

	Texas — 0.6%
900	City of Houston, Airport System Revenue, Series P-1, Rev., VAR, AMT, AGM, 0.820%, 12/01/16	845
1,000	University of Texas, Financing System, Series B4, Rev., VRDO, 0.540%, 12/01/16	1,000

	Total Texas	1,845

	Utah — 0.3%
800	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.580%, 12/01/16	800

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Virginia — 0.4%
1,000	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.570%, 12/01/16	1,000

	Wisconsin — 0.2%
500	Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/01/16	500

	Total Weekly Demand Notes (Cost $45,414)	45,418

SHARES
Common Stock — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
13,459	Halcon Resources Corp. (Cost $142)	128

Investment Companies — 0.8%
	Fixed Income — 0.8%
58	BlackRock Corporate High Yield Fund, Inc.	611
27	BlackRock Debt Strategies Fund, Inc.	294
20	Blackstone/GSO Strategic Credit Fund	303
12	Eaton Vance Floating-Rate Income Trust	183
14	Eaton Vance Senior Income Trust	94
16	Invesco Dynamic Credit Opportunities Fund	188
18	Nuveen Credit Strategies Income Fund	153
9	Nuveen Floating Rate Income Opportunity Fund	101
14	Prudential Global Short Duration High Yield Fund, Inc.	213

	Total Investment Companies (Cost $1,998)	2,140

PRINCIPAL AMOUNT
Loan Assignments — 0.5%
	Consumer Discretionary — 0.1%
	Media — 0.1%
83	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	84
59	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 08/18/24	60

	Total Consumer Discretionary	144

	Consumer Staples — 0.1%
	Household Products — 0.1%
139	Zep, Inc., Term Loan, VAR, 5.000%, 06/27/22	140
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
260	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	263
105	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	68
239	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	235

	Total Energy	566

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
149	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	125

	Industrials — 0.1%
	Marine — 0.1%
204	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	190

	Trading Companies & Distributors — 0.0% (g)
61	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	62

	Total Industrials	252

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
24	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 5.000%, 11/03/23	24

	Total Loan Assignments (Cost $1,298)	1,251

Short-Term Investments — 0.2%
	U.S. Treasury Obligation — 0.2%
505	U.S. Treasury Bill, 0.286%, 01/05/17 (k) (n)	505

SHARES
	Investment Company — 0.0% (g)
129	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l)†	129

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	VALUE
Total Short-Term Investments (Cost $634)	634

Total Investments — 98.7% (Cost $271,144)	267,878
Other Assets in Excess of Liabilities — 1.3%	3,536

NET ASSETS — 100.0%	$271,414

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(4)	10 Year U.S. Treasury Note	03/22/17	USD	(498)	2
(2)	2 Year U.S. Treasury Note	03/31/17	USD	(434)	—	(h)
(4)	5 Year U.S. Treasury Note	03/31/17	USD	(471)	1

					3

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.794%	1,530	54	(49)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.718	40	(1)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.717	96	(2)	9
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	74	(5)	11
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	70	(4)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	109	(6)	14
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	0.324	60	(2)	7
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	0.324	13	0	1
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.660	42	(1)	5
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.241	100	(5)	9
BNP Paribas:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	12/20/21	1.686	130	4	(7)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/21	2.849	2,390	198	(180)
Standard Chartered Bank, 5.875%, 11/26/17	1.000% quarterly	12/20/21	2.493	EUR 170	13	(10)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 15/05/19	5.000% quarterly	12/20/17	0.601	50	(3)	3
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/21	3.111	100	18	(14)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170	1,740	11	(2)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932	150	(8)	18
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/21	1.784	90	3	(5)
Goldman Sachs International:
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	3.980	70	(3)	(3)

					261	(181)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	120	14	(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	200	23	(59)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.668	1,690	123	(99)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	150	5	2
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	150	5	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	100	12	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	230	27	(59)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	150	5	2
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	150	5	3
Morgan Stanley Capital Services
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	150	4	3

					223	(257)

Centrally Cleared Credit Default Swaps—Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.26-V1	5.000% quarterly	12/20/21	3.884	350	(20)	19
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.640	2,190	(35)	13
CDX.NA.IG.27-V1	1.000% quarterly	12/20/21	0.728	2,190	(33)	28
iTraxx Europe 26.1	1.000% quarterly	12/20/21	0.794	EUR 2,190	(28)	38

					(116)	98

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931%	80	1	3
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	70	(14)	32
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	70	(14)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	70	(14)	36
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	70	(14)	36
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	140	(28)	67
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	80	1	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	80	1	4

					(81)	214

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CDX	—	Credit Default Swap Index
CHESLA		Connecticut Higher Education Supplemental Loan Authority
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
CSMC	—	Credit Suisse Mortgage Trust
CR	—	Custodial Receipts
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN		Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.
XLCA	—	Insured by XL Capital Assurance
†	—	Approximately $80 of this investment is restricted as collateral for swaps to various brokers.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(k)	—	All of a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps. The rate shown is the current yield as of November 30, 2016.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,813
Aggregate gross unrealized depreciation	(5,079)
Net unrealized appreciation/depreciation	$(3,266)

Federal income tax cost of investments	$271,144

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	1,344	8,082	9,426
Collateralized Mortgage Obligations
Non-Agency CMO	—	5,301	280	5,581
Commercial Mortgage-Backed Securities	—	627	3,767	4,394
Convertible Bonds
Energy	—	392	—	392
Telecommunication Services	—	134	—	134

Total Convertible Bonds	—	526	—	526

Corporate Bonds
Consumer Discretionary	—	1,297	—	1,297
Consumer Staples	—	930	—	930
Energy	—	3,407	—	3,407
Financials	—	1,107	—	1,107
Health Care	—	944	—	944
Industrials	—	1,064	76	1,140
Information Technology	—	383	—	383
Materials	—	361	—	361
Real Estate	—	69	—	69
Telecommunication Services	—	2,048	68	2,116
Utilities	—	476	—	476

Total Corporate Bonds	—	12,086	144	12,230

Daily Demand Notes
California	—	50	—	50
Georgia	—	200	—	200
Kansas	—	450	—	450

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Michigan	—	200	—	200
Mississippi	—	130	—	130
New York	—	1,425	—	1,425
North Carolina	—	1,830	—	1,830
Pennsylvania	—	2,805	—	2,805
Tennessee	—	1,095	—	1,095
Vermont	—	250	—	250
Virginia	—	400	—	400
Washington	—	200	—	200

Total Daily Demand Notes	—	9,035	—	9,035

Monthly Demand Notes
California	—	2,496	—	2,496
New York	—	1,000	—	1,000
Vermont	—	276	—	276

Total Monthly Demand Notes	—	3,772	—	3,772

Municipal Bonds
Alabama	—	894	—	894
Alaska	—	1,557	—	1,557
Arizona	—	985	—	985
California	—	15,236	—	15,236
Colorado	—	2,691	—	2,691
Connecticut	—	3,096	—	3,096
Delaware	—	991	—	991
District of Columbia	—	1,453	—	1,453
Florida	—	6,167	—	6,167
Georgia	—	2,482	—	2,482
Hawaii	—	384	—	384
Illinois	—	10,249	—	10,249
Indiana	—	10,058	—	10,058
Iowa	—	2,098	—	2,098
Kansas	—	624	—	624
Kentucky	—	2,868	—	2,868
Louisiana	—	3,920	—	3,920
Maine	—	1,453	—	1,453
Maryland	—	1,576	—	1,576
Massachusetts	—	6,675	—	6,675
Michigan	—	10,035	—	10,035
Minnesota	—	4,762	—	4,762
Mississippi	—	979	—	979
Missouri	—	3,233	—	3,233
Montana	—	754	—	754
Nevada	—	288	—	288
New Hampshire	—	1,407	—	1,407
New Jersey	—	9,007	—	9,007
New Mexico	—	1,160	—	1,160
New York	—	11,037	—	11,037
North Carolina	—	1,683	—	1,683
North Dakota	—	2,220	—	2,220
Ohio	—	5,043	—	5,043
Oklahoma	—	232	—	232
Oregon	—	4,356	—	4,356
Pennsylvania	—	5,529	—	5,529

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Carolina	—	1,872	—	1,872
South Dakota	—	1,857	—	1,857
Tennessee	—	1,958	—	1,958
Texas	—	12,473	—	12,473
Utah	—	238	—	238
Vermont	—	2,800	—	2,800
Virginia	—	990	—	990
Washington	—	3,609	—	3,609
Wisconsin	—	551	—	551
Wyoming	—	813	—	813

Total Municipal Bonds	—	164,343	—	164,343

Quarterly Demand Notes
California	—	2,500	—	2,500
Idaho	—	2,000	—	2,000
Pennsylvania	—	4,500	—	4,500

Total Quarterly Demand Notes	—	9,000	—	9,000

Weekly Demand Notes
Alaska	—	1,250	—	1,250
California	—	4,099	—	4,099
Florida	—	2,800	—	2,800
Georgia	—	2,992	—	2,992
Illinois	—	1,280	—	1,280
Indiana	—	3,592	—	3,592
Massachusetts	—	2,800	—	2,800
Michigan	—	1,800	—	1,800
Minnesota	—	2,080	—	2,080
Missouri	—	200	—	200
New York	—	2,400	—	2,400
North Carolina	—	8,140	—	8,140
Oregon	—	1,910	—	1,910
Pennsylvania	—	3,745	—	3,745
South Carolina	—	2,185	—	2,185
Texas	—	1,845	—	1,845
Utah	—	800	—	800
Virginia	—	1,000	—	1,000
Wisconsin	—	500	—	500

Total Weekly Demand Notes	—	45,418	—	45,418

Common Stocks
Energy	128	—	—	128
Loan Assignments
Consumer Discretionary	—	144	—	144
Consumer Staples	—	140	—	140
Energy	—	566	—	566
Health Care	—	125	—	125
Industrials	—	252	—	252
Information Technology	—	24	—	24

Total Loan Assignments	—	1,251	—	1,251

Investment Companies	2,140	—	—	2,140
Short-Term Investment
Investment Companies	129	—	—	129

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$505	$—	$505

Total Short-Term Investment	129	505	—	634

Total Investments in Securities	$2,397	$253,208	$12,273	$267,878

Appreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—	$3
Swaps	—	293	—	293

Total Appreciation in Other Financial Instruments	$3	$293	$—	$296

Depreciation in Other Financial Instruments
Swaps	$—	$(132)	$—	$(132)

Total Depreciation in Other Financial Instruments	$—	$(132)	$—	$(132)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the period ended November 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2016
Investments in Securities
Asset-Backed Securities	$10,767	$41	$578	$139		$237	$(3,349)	$109	$(440)	$8,082
Collateralized Mortgage Obligations — Non-Agency CMO	1,057	(9)	107	—	(a)	—	(1,173)	298	—	280
Commercial Mortgage-Backed Securities	3,887	(3)	126	4		—	(247)	—	—	3,767
Corporate Bonds — Energy	48	—	—	—		—	—	—	(48)	—
Corporate Bonds — Industrials	—	—	(91)	3		—	—	164	—	76
Corporate Bonds — Telecommunication Services	—	—	(3)	1		61	—	9	—	68

	$15,759	$29	$717	$147		$298	$(4,769)	$580	$(488)	$12,273

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $518,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,082	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.54% (2.02%)
			Constant Default Rate	3.95% - 15.00% (6.98%)
			Yield (Discount Rate of Cash Flows)	1.65% - 6.41% (4.41%)

Asset-Backed Securities	8,082

	280	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	4.75% (4.75%)

Collateralized Mortgage Obligations	280

	3,227	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.83 - 7.79% (6.11%)

Commercial Mortgage-Backed Securities	3,227

	144	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	19.12% - 51.21% (36.03%)

Corporate Bonds	144

Total	$11,733

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 93.0%
	Alabama — 0.4%
29,745	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.550%, 12/07/16	29,745
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.500%, 12/01/16	775
	Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
7,735	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	7,735
9,700	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.540%, 12/07/16	9,700

		47,955

	Alaska — 0.5%
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.530%, 12/07/16	12,300
35,200	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., VRDO, 0.550%, 12/07/16	35,200
20,865	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.500%, 12/01/16	20,865

		68,365

	Arizona — 1.3%
	Arizona Health Facilities Authority, Banner Health,
18,195	Series 2008G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/07/16	18,195
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.580%, 12/07/16	15,000
6,025	Arizona State University, Board of Regents, Series A, Rev., VRDO, 0.560%, 12/07/16	6,025
15,600	City of Mesa, Utility System, Series 2016-XF2216, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	15,600
60,150	City of Phoenix IDA, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.540%, 12/01/16	60,150
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.620%, 12/07/16	2,000
34,420	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	34,420
29,525	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series B, Rev., VRDO, 0.520%, 12/01/16	29,525

		180,915

	California — 9.3%
22,000	Airports Commission, City & County of San Francisco, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.550%, 12/07/16	22,000
1,664	California Educational Facilities Authority, Series 2015-XF2188, VRDO, 0.870%, 12/07/16	1,664
	California Health Facilities Financing Authority, Adventist Health System,
2,400	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.510%, 12/07/16	2,400
3,500	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.510%, 12/07/16	3,500
10,700	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.560%, 12/07/16	10,700
100	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.540%, 12/07/16	100
5,560	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	5,560
15,570	California Health Facilities Financing Authority, Health Facility, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.540%, 12/07/16	15,570
1,100	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.640%, 12/07/16	1,100
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.520%, 12/07/16	2,870
	California Pollution Control Financing Authority, Pacific Gas & Electric Co.,
100	Series B, Rev., VRDO, LOC: Canadian Imperial Bank, 0.550%, 12/01/16	100
72,000	Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.520%, 12/01/16	72,000
	California Statewide Communities Development Authority,
2,000	Series 08-B, 0.500%, 12/01/16	2,000
33,000	Series 08-B, 0.500%, 12/01/16	33,000
47,000	Series 08-B, VRDO, 0.500%, 12/01/16	47,000
47,000	Series 08-B, Rev., VRDO, 0.610%, 01/11/17	47,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
11,000	Series 08-B, Rev., VRDO, 0.680%, 02/08/17	11,000
27,500	Series 08-C, VRDO, 0.510%, 12/06/16	27,500
45,865	Series 08-C, VRDO, 0.640%, 12/08/16	45,865
20,000	Series 09-D, VRDO, 0.500%, 12/06/16	20,000
30,000	Series 09-D, Rev., VRDO, 0.930%, 12/09/16	30,000
13,000	Series 9B-1, Rev., VRDO, 0.620%, 01/12/17	13,000
45,000	Series 9B-1, Rev., VRDO, 0.640%, 02/07/17	45,000
17,000	Series 9B-1, Rev., VRDO, 0.930%, 12/09/16	17,000
15,000	Series 9B-2, VRDO, 0.530%, 12/05/16	15,000
22,000	Series 9B-2, VRDO, 0.550%, 12/01/16	22,000
3,000	Series 9B-2, Rev., VRDO, 0.740%, 12/01/16	3,000
27,500	Series 9B-3, Rev., VRDO, 0.620%, 01/12/17	27,500
19,000	Series 9B-3, Rev., VRDO, 0.660%, 03/07/17	19,000
45,000	Series 9B-4, Rev., VRDO, 0.620%, 01/12/17	45,000
10,000	Series 9B-4, Rev., VRDO, 0.660%, 03/07/17	10,000
10,000	Series 9B-5, Rev., VRDO, 0.630%, 01/24/17	10,000
58,750	Series B-5, VRDO, 0.520%, 12/05/16	58,750
10,000	Series D, VRDO, 0.500%, 12/01/16	10,000
20,500	Series D, VRDO, 0.500%, 12/06/16	20,500
20,000	Series D, VRDO, 0.550%, 12/01/16	20,000
23,000	Series D, Rev., VRDO, 0.660%, 03/07/17	23,000
	California Statewide Communities Development Authority, Kaiser Permanente,
14,200	Series 9C-3, Rev., VRDO, 0.560%, 12/07/16	14,200
1,825	Series J, Rev., VRDO, 0.560%, 12/07/16	1,825
5,300	California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments, Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.550%, 12/07/16	5,300
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.530%, 12/07/16	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.570%, 12/07/16	8,700
4,775	Central Basin Municipal Water District, 2007 Projects, Series 08-B, COP, VRDO, LOC: U.S. Bank N.A., 0.540%, 12/07/16	4,775
4,920	City of Livermore, Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.510%, 12/07/16	4,920
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.540%, 12/07/16	1,400
1,195	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America N.A., 0.510%, 12/07/16	1,195
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	900
14,800	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.540%, 12/07/16	14,800
1,200	Irvine Ranch Water District Nos. 105, 140, 240 & 250, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.510%, 12/07/16	1,200
3,200	Irvine Unified School District, Community Facilities District No. 09, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 12/01/16	3,200
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	31,745
	Los Angeles Community College District,
10,800	Series 2016-ZF2379, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	10,800
11,820	Series 2016-ZF2381, GO, VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	11,820
25,000	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.510%, 12/07/16	25,000
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.510%, 12/07/16	9,200
	Metropolitan Water District of Southern California,
11,500	Series A-1, Rev., VRDO, 0.510%, 12/07/16	11,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
1,850	Series A-2, Rev., VRDO, 0.510%, 12/07/16	1,850
19,450	Series B-1, Rev., VRDO, 0.500%, 12/01/16	19,450
30,600	Series B-2, Rev., VRDO, 0.500%, 12/01/16	30,600
34,850	Regents of the University of California, Series AL-4, Rev., VRDO, 0.510%, 12/07/16	34,850
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.570%, 12/07/16	5,000
18,000	San Diego Community College District, Series 2016-ZF2382, GO, VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	18,000
25,000	San Diego County, Water Authority, Series 9, 0.620%, 01/09/17	25,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.530%, 12/07/16	4,775
6,040	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank N.A., 0.590%, 12/07/16	6,040
	State of California,
13,300	Series 11A5, 0.630%, 01/10/17	13,300
24,100	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.600%, 12/07/16	24,100
61,490	Series A-2, 0.600%, 01/10/17	61,490
100	Series A6, GO, VRDO, LOC: Citibank N.A., 0.500%, 12/07/16	100
100	Series C-1, GO, VRDO, LOC: Bank of America N.A., 0.490%, 12/07/16	100
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.570%, 12/07/16	33,000
	Tender Option Bond Trust Receipts/CTFS Various State,
9,260	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America N.A., 0.600%, 12/07/16 (e)	9,260
55,260	Series 2016-XF0431, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	55,260
14,250	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	14,250

		1,282,234

	Colorado — 2.9%
21,525	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	21,525
	City of Colorado Springs, Utilities System Improvement,
10,500	Series A, Rev., VRDO, 0.540%, 12/07/16	10,500
42,735	Series A, Rev., VRDO, 0.570%, 12/07/16	42,735
44,420	Series A, Rev., VRDO, 0.570%, 12/07/16	44,420
37,275	Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.600%, 12/07/16	37,275
33,100	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.540%, 12/07/16	33,100
57,410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.540%, 12/07/16	57,410
11,100	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.540%, 12/07/16	11,100
	Colorado Housing & Finance Authority, Single Family Mortgage,
49,325	Series B-2, Class I, Rev., VRDO, AMT, 0.600%, 12/07/16	49,325
37,100	Series B-3, Class I, Rev., VRDO, AMT, FHLB, 0.600%, 12/07/16	37,100
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 12/07/16	15,010
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/16	35,075

		394,575

	Connecticut — 0.3%
10,000	Connecticut State Health & Educational Facility Authority, Series A, Rev., VRDO, 0.530%, 12/07/16	10,000
35,000	State of Connecticut, Series C, GO, VRDO, 0.520%, 12/07/16	35,000

		45,000

	Delaware — 0.1%
19,285	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.550%, 12/07/16	19,285

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — 0.4%
1,660	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.580%, 12/07/16	1,660
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.550%, 12/07/16	28,725
3,775	District of Columbia, Medlantic/Helix Issue, Tranche II, Series 1998A, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	3,775
1,848	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.740%, 12/07/16	1,848
	Metropolitan Washington Airports Authority,
6,505	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.570%, 12/07/16	6,505
18,315	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.530%, 12/07/16	18,315

		60,828

	Florida — 3.3%
31,240	Alachua County Health Facilities Authority, Series 08-A, 0.700%, 12/01/16	31,240
71,250	City of Gainesville, Florida, Utilities System Revenue Bonds, Series B, Rev., VRDO, 0.580%, 12/07/16	71,250
	County of Hillsborough, IMPT Program,
17,753	Series A, Rev., 0.560%, 12/15/16	17,753
13,000	Series A, Rev., 0.800%, 12/08/16	13,000
5,000	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	5,000
20,495	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., 0.590%, 12/07/16	20,495
18,765	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.550%, 12/07/16	18,765
1,200	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Series K-3, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 12/07/16	1,200
31,475	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 12/01/16	31,475
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
15,100	Series 2012I, Rev., VRDO, 0.530%, 12/07/16	15,100
6,815	Series A, Rev., VRDO, 0.550%, 12/07/16	6,815
48,000	Series I-2, Rev., VRDO, 0.520%, 12/07/16	48,000
31,475	Series I-4, Rev., VRDO, 0.540%, 12/07/16	31,475
	JEA, Water and Sewer System,
19,035	Series A-1, Rev., VRDO, 0.540%, 12/01/16	19,035
200	Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	200
	Orange County Health Facilities Authority, The Nemours Foundation Project,
3,575	Series 2009C-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	3,575
18,185	Series 2009C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	18,185
28,820	Series B, Rev., VRDO, LOC: Northern Trust Co., 0.560%, 12/07/16	28,820
21,420	Orange County School Board, Certificates of Participation, Series 2008C, COP, VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	21,420
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.570%, 12/07/16 (e)	22,285
	Tender Option Bond Trust Receipts/CTFS Various State,
14,900	Series 2015-XF0251, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	14,900
16,575	Series 2016-XG0002, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	16,575

		456,563

	Georgia — 1.6%
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 12/07/16	10,735
110,790	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.600%, 12/07/16	110,790

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — continued
1,725	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.580%, 12/07/16	1,725
2,770	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.710%, 12/07/16	2,770
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.590%, 12/07/16	5,940
17,475	Municipal Electricity Authority, General Resolution Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	17,475
	Private Colleges & Universities Authority, Emory University,
500	Series B-1, Rev., VRDO, 0.530%, 12/07/16	500
43,295	Series C-1, Rev., VRDO, 0.520%, 12/07/16	43,295
22,000	Series C-5, Rev., VRDO, 0.520%, 12/07/16	22,000

		215,230

	Idaho — 0.1%
8,300	Coeur d’Alene Tribe, GO, VRDO, LOC: Bank of America N.A., 0.560%, 12/07/16	8,300
6,875	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.570%, 12/07/16	6,875

		15,175

	Illinois — 5.0%
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	4,300
24,715	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank N.A., 0.570%, 12/07/16	24,715
10,200	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/07/16	10,200
1,040	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.620%, 12/07/16	1,040
250	County of Will, Environmental Facilities, ExxonMobil Project, Series 2001, Rev., VRDO, 0.520%, 12/01/16	250
12,615	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.510%, 12/01/16	12,615
6,910	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.510%, 12/01/16	6,910
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.620%, 12/07/16	10,000
13,000	Illinois Development Finance Authority, Village of Oak Park Residence Corporation Project, Series 2001, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16 (p)	13,000
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	6,200
31,730	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.570%, 12/07/16	31,730
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	12,790
65,865	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	65,865
21,250	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.570%, 12/07/16	21,250
	Illinois Finance Authority, Northwestern Memorial Hospital,
25,000	Series A-2, Rev., VRDO, 0.530%, 12/07/16	25,000
31,535	Series A-4, Rev., VRDO, 0.530%, 12/07/16	31,535
20,750	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	20,750
	Illinois Finance Authority, University of Chicago,
75,620	Series 2008, Rev., VRDO, 0.550%, 12/07/16	75,620
22,134	Series B, Rev., VRDO, 0.550%, 12/07/16	22,134
39,495	Series C, Rev., VRDO, 0.550%, 12/07/16	39,495
	Illinois Finance Authority, University of Chicago Medical Center,
10,000	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 12/01/16	10,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
25,600	Series D-1, Rev., VRDO, LOC: PNC Bank N.A., 0.530%, 12/01/16	25,600
2,600	Series E-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.510%, 12/01/16	2,600
6,500	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.600%, 12/07/16	6,500
1,500	Illinois State Toll Highway Authority, Series A-2B, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.540%, 12/07/16	1,500
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.540%, 12/07/16	30,000
50,000	Series A-1B, Rev., VRDO, AGM, 0.560%, 12/07/16	50,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.540%, 12/07/16	51,900
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/07/16	21,300
12,500	Joliet Regional Port District, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.520%, 12/01/16	12,500
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.740%, 12/07/16 (e)	17,705
5,610	Regional Transportation Authority, Series SGC-55, Class A, GO, VRDO, FGIC, LOC: Societe Generale, 0.570%, 12/07/16	5,610
13,635	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/16 (e)	13,635

		684,249

	Indiana — 1.7%
9,600	City of Madison, Economic Development, Arvin Sango, Inc. Project, Series 1987, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 12/07/16	9,600
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.590%, 12/07/16	9,100
1,720	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.560%, 12/07/16	1,720
18,810	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	18,810
	Indiana Health Facility Financing Authority, Ascension Health,
26,700	Series A-2, Rev., VRDO, 0.570%, 12/07/16	26,700
510	Series E-6, Rev., VRDO, 0.570%, 12/07/16	510
33,425	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, Rev., VRDO, 0.550%, 12/07/16	33,425
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.570%, 12/07/16	36,000
74,585	Indiana State Finance Authority, Parkview Health System, Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.570%, 12/07/16	74,585
18,600	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/16	18,600

		229,050

	Iowa — 0.6%
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.580%, 12/07/16	80,800
7,450	Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.570%, 12/07/16	7,450

		88,250

	Kansas — 0.2%
28,915	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.580%, 12/07/16	28,915

	Kentucky — 0.4%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.590%, 12/07/16	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	32,000
12,050	Kentucky Economic Development Finance Authority, Hospital Facilities, Saint Elizabeth Medical Center, Inc, Series B, Rev., VRDO, 0.590%, 12/07/16	12,050

		54,150

	Louisiana — 1.1%
64,860	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.520%, 12/01/16	64,860

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — continued
	East Baton Rouge Parish, PCR, ExxonMobil Project,
27,125	Rev., VRDO, 0.500%, 12/01/16	27,125
28,675	Rev., VRDO, 0.520%, 12/01/16	28,675
17,335	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., 0.590%, 12/07/16	17,335
7,240	State of Louisiana, Gas & Fuels Tax, Series 2016-XG0035, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	7,240

		145,235

	Maryland — 2.0%
49,900	Baltimore County, Consolidated Public Improvement Bonds, Series 2011, 0.620%, 02/07/17	49,900
75,000	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.700%, 03/01/17	75,000
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 0.560%, 12/07/16	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.570%, 12/07/16	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.570%, 12/07/16	11,700
	Maryland Health & Higher Educational Facilities Authority, John Hopkins University,
16,100	Series A, Rev., VRDO, 0.540%, 12/07/16	16,100
31,735	Series B, Rev., 0.850%, 01/17/17	31,735
	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program,
26,100	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.550%, 12/07/16	26,100
6,300	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	6,300
3,449	Series D, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/16	3,449
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/01/16	1,100
30,415	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.570%, 12/07/16	30,415
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.570%, 12/07/16	2,000

		275,399

	Massachusetts — 3.6%
15,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B, GO, VRDO, 0.550%, 12/01/16	15,000
74,345	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured, Series A-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.560%, 12/07/16	74,345
13,300	Massachusetts Development Finance Agency, Partners HealthCare System Issue, Series M-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 12/01/16	13,300
18,000	Massachusetts Health & Educational Facilities Authority, Series H-2, Rev., VRDO, 0.550%, 12/07/16	18,000
56,500	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.550%, 12/01/16	56,500
29,700	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.530%, 12/07/16	29,700
16,800	Massachusetts Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.530%, 12/01/16	16,800
26,000	Massachusetts Port Authority, Series 12-B, Rev., 0.650%, 02/08/17	26,000
	Massachusetts School Building Authority,
19,000	Series A, Rev., 0.660%, 03/01/17	19,000
26,250	Series A, Rev., 0.700%, 01/04/17	26,250
78,750	Series A, Rev., 0.910%, 12/01/16	78,750
2,300	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.690%, 12/07/16	2,300
24,200	Massachusetts State Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.520%, 12/07/16	24,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — continued
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
22,975	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.580%, 12/07/16	22,975
2,300	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.580%, 12/07/16	2,300
	Massachusetts Water Resources Authority,
49,000	Series 99, 0.530%, 12/07/16	49,000
22,000	Series A-3, Rev., VRDO, 0.570%, 12/07/16	22,000

		496,420

	Michigan — 2.6%
1,645	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.540%, 12/07/16	1,645
38,000	Michigan State Building Authority, Series 7, Rev., 0.940%, 12/08/16	38,000
	Michigan State Hospital Finance Authority,
5,545	Series 08-C, Rev., VRDO, 0.550%, 12/01/16	5,545
72,210	Series 08-C, Rev., VRDO, 0.620%, 02/06/17	72,210
39,875	Series 08-C, Rev., VRDO, 0.920%, 12/05/16	39,875
117,735	Series 08-C, Rev., VRDO, 0.960%, 01/10/17	117,735
23,220	Michigan State University, Series E, 0.700%, 12/16/16	23,220
11,580	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America N.A., 0.610%, 12/07/16 (e)	11,580
54,000	University of Michigan, Series B, Rev., VRDO, 0.700%, 12/01/16	54,000

		363,810

	Minnesota — 3.4%
	City of Jacksonville, Health Care Facilities,
35,000	Series 2016, Rev., VRDO, 0.650%, 01/18/17	35,000
50,000	Series 2016, Rev., VRDO, 0.680%, 02/08/17	50,000
75,000	City of Rochester, Health Care Facilities, Series 2014, Rev., VRDO, 0.710%, 12/01/16	75,000
	City of Rochester, Health Care Facilities, Mayo Clinic,
22,000	Series B, Rev., VRDO, 0.560%, 12/07/16	22,000
17,000	Series C, Rev., VRDO, 0.620%, 01/17/17	17,000
33,000	Series C, Rev., VRDO, 0.650%, 01/18/17	33,000
29,960	Eclipse Funding Trust, VRDO, LOC: U.S. Bank NA, 0.550%, 12/07/16	29,960
30,515	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., 0.560%, 12/07/16	30,515
8,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.550%, 12/07/16	8,200
37,320	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	37,320
43,400	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.570%, 12/07/16	43,400
6,190	Minnesota Housing Finance Agency, Residential Housing Finance, Series S, Rev., VRDO, AMT, 0.600%, 12/07/16	6,190
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.580%, 12/07/16 (e)	24,990
	University of Minnesota,
23,410	Series 05-A, 0.690%, 12/15/16	23,410
26,590	Series 05-A, 0.930%, 01/10/17	26,590

		462,575

	Mississippi — 2.5%
27,025	County of Jackson, Pollution Control, Chevron U.S.A., Inc. Project, Series 1992, Rev., VRDO, 0.540%, 12/01/16	27,025
2,200	County of Jackson, Port Facility, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.520%, 12/01/16	2,200
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
4,060	Series A, Rev., VRDO, 0.520%, 12/01/16	4,060
97,165	Series A, Rev., VRDO, 0.540%, 12/01/16	97,165
250	Series B, Rev., VRDO, 0.550%, 12/01/16	250
4,000	Series B, Rev., VRDO, 0.560%, 12/07/16	4,000
16,100	Series D, Rev., VRDO, 0.540%, 12/01/16	16,100
100	Series E, Rev., VRDO, 0.550%, 12/01/16	100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — continued
14,100	Series F, Rev., VRDO, 0.540%, 12/01/16	14,100
10,125	Series F, Rev., VRDO, 0.550%, 12/07/16	10,125
34,570	Series G, Rev., VRDO, 0.520%, 12/01/16	34,570
62,600	Series H, Rev., VRDO, 0.550%, 12/01/16	62,600
41,100	Series J, Rev., VRDO, 0.540%, 12/01/16	41,100
26,400	Series K, Rev., VRDO, 0.550%, 12/01/16	26,400
10,430	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Rev., VRDO, 0.560%, 12/07/16	10,430

		350,225

	Missouri — 3.0%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.600%, 12/07/16	59,075
30,000	Curators of University of Missouri, Series A, 0.500%, 12/07/16	30,000
725	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.760%, 12/07/16	725
	Missouri State Health & Educational Facilities Authority,
50,000	Series 14-B, VRDO, 0.600%, 01/05/17	50,000
20,000	Series 14-C, VRDO, 0.950%, 12/05/16	20,000
25,000	Series 14-D, VRDO, 0.950%, 12/05/16	25,000
50,000	Series 14-E, Rev., VRDO, 0.590%, 12/19/16	50,000
59,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.540%, 12/07/16	59,000
400	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series D, Rev., VRDO, 0.510%, 12/01/16	400
48,800	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.580%, 12/07/16	48,800
43,600	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.580%, 12/07/16	43,600
28,070	St. Joseph IDA, Health Facilities, Heartland Regional Medical Center, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.530%, 12/01/16	28,070

		414,670

	Nebraska — 0.7%
29,295	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.540%, 12/07/16	29,295
	Lincoln Electric System,
32,750	Series 95, Rev., 0.740%, 12/06/16	32,750
40,000	Series 95, Rev., 0.910%, 12/01/16	40,000

		102,045

	Nevada — 1.9%
19,775	City of Carson, Carson-Tahoe Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.540%, 12/07/16	19,775
6,965	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.580%, 12/07/16	6,965
10,000	Clark County, Nevada Airport System, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 0.590%, 12/07/16	10,000
38,705	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.590%, 12/07/16	38,705
	Las Vegas Valley Water District,
50,000	Series 04-B, 0.580%, 12/02/16	50,000
100,000	Series 04-B, 0.620%, 02/01/17	100,000
	Nevada Housing Division, Multi-Unit Housing,
8,450	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/07/16	8,450
13,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.700%, 12/07/16	13,900
2,815	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.610%, 12/07/16	2,815
3,360	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/07/16	3,360
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/07/16	12,710

		266,680

	New Hampshire — 0.2%
26,000	New Hampshire Health & Education Facilities Authority, Dartmouth College, Series B, Rev., VRDO, 0.540%, 12/01/16	26,000

	New Jersey — 0.1%
10,920	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series I, Rev., VRDO, AMT, 0.590%, 12/07/16	10,920

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Mexico — 0.3%
22,275	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.570%, 12/07/16	22,275
16,650	University of New Mexico, Subordinate Lien System, Series B, Rev., VRDO, 0.570%, 12/07/16	16,650

		38,925

	New York — 20.5%
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.590%, 12/07/16	17,850
3,350	Series H, Subseries H-6, GO, VRDO, LOC: California Public Employees Retirement System, 0.560%, 12/07/16	3,350
1,325	Series H, Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.570%, 12/01/16	1,325
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.530%, 12/07/16	22,770
34,100	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.530%, 12/07/16	34,100
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.550%, 12/07/16	36,400
34,200	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.520%, 12/07/16	34,200
17,250	Series I, Subseries I-4, GO, VRDO, LOC: TD Bank N.A., 0.540%, 12/01/16	17,250
42,100	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.570%, 12/01/16	42,100
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, LIQ: Credit Agricole Corporate and Investment Bank, 0.530%, 12/07/16	37,700
61,735	Series J, Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.570%, 12/07/16	61,735
24,700	Series D, Subseries D-3, GO, VRDO, LIQ: Credit Agricole Corporate and Investment Bank, 0.530%, 12/07/16	24,700
5,000	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.590%, 12/01/16	5,000
13,450	Series J, Subseries L-5, GO, VRDO, 0.590%, 12/01/16	13,450
100	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	100
	City of New York, Fiscal Year 2012,
630	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 12/01/16	630
2,800	Series D, Subseries D-3B, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 12/01/16	2,800
5,000	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	5,000
3,000	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	3,000
	City of New York, Fiscal Year 2013,
42,770	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Bank Ltd., 0.600%, 12/01/16	42,770
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.540%, 12/07/16	12,750
95,140	Series F, Subseries F-3, GO, VRDO, 0.590%, 12/01/16	95,140
28,150	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	28,150
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 12/01/16	3,450
	City of New York, Fiscal Year 2017,
4,950	Series A, Subseries A-4, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	4,950
22,900	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.610%, 12/01/16	22,900
	Metropolitan Transportation Authority,
31,380	Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.600%, 12/01/16	31,380
24,400	Series E, Subseries E-1, Rev., VRDO, LOC: Bank of Montreal, 0.580%, 12/01/16	24,400
4,930	Series E, Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.540%, 12/07/16	4,930
	Metropolitan Transportation Authority, Dedicated Tax Fund,
48,185	Series A-1A, Rev., BAN, 5.000%, 03/01/17	48,711
41,310	Series A-1B, Rev., BAN, 2.000%, 03/01/17	41,457
10,000	Series A-1C, Rev., BAN, 2.000%, 03/01/17	10,035
98,250	Series A-1D, Rev., BAN, 2.000%, 03/01/17	98,597

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
595	Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.570%, 12/01/16	595
20,000	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.550%, 12/07/16	20,000
	Metropolitan Transportation Authority, Transportation,
19,800	Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: Bank of Montreal, 0.540%, 12/07/16	19,800
100	Subseries E-3, Rev., VRDO, LOC: Citibank N.A., 0.520%, 12/07/16	100
10,000	Subseries G-2, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	10,000
37,375	Nassau County Interim Finance Authority, Series 2008C, Rev., VRDO, 0.560%, 12/07/16	37,375
17,715	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	17,715
	Nassau Health Care Corp.,
10,480	Series 2009, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	10,480
14,750	Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	14,750
	New York City Health & Hospital Corp., Health System,
8,750	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.560%, 12/07/16	8,750
100	Series C, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	100
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.560%, 12/07/16	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.530%, 12/07/16	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 12/07/16	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.560%, 12/07/16	13,600
43,050	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.530%, 12/07/16	43,050
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	10,630
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
23,805	Series B, Subseries B-4, Rev., VRDO, 0.550%, 12/07/16	23,805
64,400	Series B-1A, Rev., VRDO, 0.550%, 12/07/16	64,400
20,200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series B, Subseries B-2, Rev., VRDO, 0.550%, 12/01/16	20,200
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
29,350	Series BB, Subseries BB-1, Rev., VRDO, 0.530%, 12/07/16	29,350
13,000	Series BB, Subseries BB-4, Rev., VRDO, 0.520%, 12/07/16	13,000
39,890	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.580%, 12/01/16	39,890
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
8,730	Series DD, Subseries DD-1, Rev., VRDO, 0.540%, 12/01/16	8,730
29,310	Series FF, Subseries FF-1, Rev., VRDO, 0.590%, 12/01/16	29,310
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
18,750	Series AA, Subseries AA-1, Rev., VRDO, 0.560%, 12/01/16	18,750
37,700	Series AA, Subseries AA-2, Rev., VRDO, 0.570%, 12/07/16	37,700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014,
53,950	Series AA, Subseries AA-3, Rev., VRDO, 0.540%, 12/01/16	53,950
57,500	Series AA, Subseries AA-4, Rev., VRDO, 0.580%, 12/01/16	57,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
20,985	Series BB, Subseries BB-1, Rev., VRDO, 0.590%, 12/01/16	20,985
56,770	Series BB, Subseries BB-2, Rev., VRDO, 0.580%, 12/01/16	56,770
42,350	Subseries BB-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.570%, 12/07/16	42,350
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016,
15,000	Series AA-1, Rev., VRDO, 0.590%, 12/01/16	15,000
62,515	Series AA-2, Rev., VRDO, 0.560%, 12/01/16	62,515
37,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Subseries BB-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.570%, 12/07/16	37,500
	New York City Transitional Finance Authority,
9,695	Series 1, Subseries 1D, Rev., VRDO, 0.570%, 12/01/16	9,695
1,595	Series 3, Subseries 3F, Rev., VRDO, 0.570%, 12/01/16	1,595
29,700	Series C, Subseries C-4, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.590%, 12/01/16	29,700
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.590%, 12/07/16	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Landesbank Hessen-Thuringen, 0.590%, 12/07/16	36,060
8,500	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2016, Subseries A-4, Rev., VRDO, 0.590%, 12/01/16	8,500
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, LOC: JPMorgan Chase Bank, N.A., 0.570%, 12/07/16	66,200
50,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.560%, 12/01/16	50,510
49,275	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.540%, 12/01/16	49,275
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
38,000	Subseries D-3, Rev., VRDO, 0.580%, 12/01/16	38,000
58,550	Subseries D-4, Rev., VRDO, 0.560%, 12/01/16	58,550
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015,
40,460	Subseries A-4, Rev., VRDO, 0.550%, 12/01/16	40,460
15,700	Subseries E-4, Rev., VRDO, 0.590%, 12/01/16	15,700
	New York City Transitional Finance Authority, New York City Recovery,
2,070	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.580%, 12/07/16	2,070
13,010	Series 2, Subseries 2F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 0.570%, 12/07/16	13,010
17,425	Series 3, Subseries 3-G, Rev., VRDO, 0.560%, 12/07/16	17,425
3,160	New York Liberty Development Corp., Series 2015-XF2146, Rev., VRDO, LIQ: Citibank N.A., 0.610%, 12/07/16 (e)	3,160
7,400	New York State Dormitory Authority, Series 2016-XF2282, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	7,400
45,600	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	45,600
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 12/07/16	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16	500
23,585	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.530%, 12/07/16	23,585
12,700	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series 2004C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.590%, 12/07/16	12,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
4,100	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.580%, 12/07/16	4,100
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.570%, 12/07/16	19,920
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.570%, 12/07/16	2,755
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.580%, 12/07/16	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.540%, 12/07/16	10,000
23,250	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.650%, 12/07/16	23,250
49,000	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.620%, 12/01/16	49,000
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	3,200
58,310	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.570%, 12/01/16	58,310
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/07/16	21,500
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.570%, 12/07/16	5,500
17,760	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.580%, 12/07/16	17,760
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/07/16	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	3,900
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.570%, 12/07/16	7,050
3,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Subseries A-2, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/16	3,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.620%, 12/07/16	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.590%, 12/07/16	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/07/16	50,065
1,800	New York State Housing Finance Agency, Tribeca Landing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	1,800
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.590%, 12/07/16	3,400
4,050	New York State Mortgage Agency, Homeowner Mortgage, Series 142, Rev., VRDO, AMT, 0.590%, 12/01/16	4,050
11,250	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America N.A., 0.640%, 12/07/16 (e)	11,250
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
435	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	435
17,290	Series B, Subseries 2003 B-1, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	17,290

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
28,890	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.580%, 12/07/16	28,890

		2,821,280

	North Carolina — 3.5%
25,515	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.550%, 12/07/16	25,515
51,850	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.540%, 12/07/16	51,850
	City of Charlotte, Charlotte Douglas International Airport,
13,205	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	13,205
6,925	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 12/07/16	6,925
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.530%, 12/07/16	7,675
12,765	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.520%, 12/07/16	12,765
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.530%, 12/07/16	19,580
5,415	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.540%, 12/07/16	5,415
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.570%, 12/07/16	40,900
42,325	Series B-2, COP, VRDO, 0.570%, 12/07/16	42,325
8,330	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.540%, 12/07/16	8,330
18,380	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.560%, 12/07/16	18,380
	Forsyth County,
6,535	Series A, GO, VRDO, 0.550%, 12/07/16	6,535
14,600	Series B, GO, VRDO, 0.550%, 12/07/16	14,600
6,300	Series B, GO, VRDO, 0.550%, 12/07/16	6,300
15,600	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	15,600
14,960	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.540%, 12/07/16	14,960
1,665	North Carolina Medical Care Commission, Health System, Rev., VRDO, 0.520%, 12/07/16	1,665
24,655	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.570%, 12/07/16	24,655
38,275	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.570%, 12/07/16	38,275
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.550%, 12/07/16	14,900
17,130	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.550%, 12/07/16 (p)	17,130
	University of North Carolina, University Hospital at Chapel Hill,
25,460	Series A, Rev., VRDO, 0.510%, 12/01/16	25,460
14,000	Series A, Rev., VRDO, 0.520%, 12/07/16	14,000
14,900	Series B, Rev., VRDO, 0.510%, 12/01/16	14,900
20,435	Series B, Rev., VRDO, 0.540%, 12/07/16	20,435

		482,280

	Ohio — 1.0%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank N.A., 0.560%, 12/07/16	400
9,715	County of Cuyahoga, Civic Facilities, Rev., VRDO, LOC: PNC Bank N.A., 0.570%, 12/07/16	9,715
23,505	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	23,505
	Ohio State University, General Receipts,
500	Rev., VRDO, 0.520%, 12/07/16	500
2,430	Series 2008 B, Rev., VRDO, 0.540%, 12/07/16	2,430
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank N.A., 0.570%, 12/07/16	45,000
30,700	State of Ohio, Hospital, Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 0.540%, 12/01/16	30,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — continued
	State of Ohio, Infrastructure Improvement,
20,715	Series A, GO, VRDO, 0.560%, 12/07/16	20,715
10,495	Series B, GO, VRDO, 0.560%, 12/07/16	10,495

		143,460

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 12/07/16	10,490

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.570%, 12/07/16	15,450
3,635	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.570%, 12/07/16	3,635

		19,085

	Pennsylvania — 2.9%
	Bucks County IDA, Grand View Hospital,
10,835	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.520%, 12/07/16	10,835
7,000	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	7,000
20,125	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.570%, 12/07/16	20,125
8,570	Butler County General Authority, North Allegheny School District Project, Series B, Rev., VRDO, 0.570%, 12/07/16	8,570
	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight,
18,115	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/07/16	18,115
12,900	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.550%, 12/07/16	12,900
33,775	County of Allegheny, Series C, GO, VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	33,775
	County of Montour, Geisinger Authority, Health System, Geisinger Health System,
22,175	Series A, Rev., VRDO, 0.510%, 12/01/16	22,175
22,200	Series B, Rev., VRDO, 0.500%, 12/01/16	22,200
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.570%, 12/07/16	17,155
27,350	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	27,350
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.560%, 12/07/16	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.560%, 12/07/16	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.560%, 12/07/16	17,080
24,665	Northeastern Pennsylvania Hospital and Education Authority, The Commonwealth Medical College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	24,665
4,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	4,500
12,975	Pennsylvania Housing Finance Agency, Building Development, VRDO, 0.580%, 12/07/16	12,975
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
12,100	Series 2005-88B, Rev., VRDO, AMT, 0.590%, 12/07/16	12,100
27,495	Series 2005-89, Rev., VRDO, AMT, 0.600%, 12/07/16	27,495
12,265	Series 2006-94B, Rev., VRDO, AMT, 0.590%, 12/07/16	12,265
6,265	Series 99-C, Rev., VRDO, AMT, 0.600%, 12/07/16	6,265
10,000	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	10,000
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank N.A., 0.550%, 12/07/16	20,000
	University of Pittsburgh-of the Commonwealth System of Higher Education,
20,000	Series 07-B, VRDO, 0.650%, 01/04/17	20,000
18,000	Series B-2, VRDO, 0.680%, 02/14/17	18,000

		392,760

	Rhode Island — 0.9%
1,000	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.570%, 12/07/16	1,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — continued
1,640	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.670%, 12/07/16	1,640
33,130	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank N.A., 0.560%, 12/07/16	33,130
	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue,
47,110	Series 2008A, Rev., VRDO, LOC: U.S. Bank N.A., 0.550%, 12/07/16	47,110
7,045	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.540%, 12/07/16	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.500%, 12/01/16	450

		121,975

	South Carolina — 0.2%
10,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.550%, 12/07/16	10,000
5,325	City of North Charleston, Public Facilities Convention, Convention Center Project, COP, VRDO, LOC: Bank of America N.A., 0.580%, 12/07/16	5,325
200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.730%, 12/01/16	200
16,080	South Carolina Jobs-Economic Development Authority, Hospital, Anmed Health Project, Series 2009D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 12/07/16	16,080

		31,605

	South Dakota — 0.3%
11,700	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.600%, 12/07/16	11,700
28,700	South Dakota Housing Development Authority, Homeownership Mortgage, Series 2007I, Rev., VRDO, AMT, 0.530%, 12/07/16	28,700

		40,400

	Tennessee — 2.0%
8,075	City of Johnson, Health and Educational Facilities Board, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.560%, 12/07/16	8,075
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.570%, 12/07/16	14,675
	Metropolitan Government of Nashville & Davidson County,
55,110	Series A-1, 0.580%, 12/06/16	55,110
10,000	Series A-1, 0.640%, 01/18/17	10,000
55,685	Series A-1, 0.640%, 01/18/17	55,685
42,640	Series A-1, 0.650%, 01/06/17	42,640
	Metropolitan Government of Nashville & Davidson County, Water & Sewer,
25,000	Series A, Rev., 0.630%, 02/02/17	25,000
57,500	Series A, Rev., 0.900%, 01/05/17	57,500

		268,685

	Texas — 5.9%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 12/07/16	9,100
44,775	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.600%, 12/07/16	44,775
	City of Houston, Combined Utility System, First Lien,
21,000	Series 2004B-2, Rev., VRDO, LOC: Citibank N.A., 0.570%, 12/07/16	21,000
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.570%, 12/07/16	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.570%, 12/07/16	41,700
88,255	City of San Antonio, Water System, Series B, 0.620%, 12/01/16	88,255
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.570%, 12/07/16	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.690%, 12/07/16	600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
33,800	County of Jefferson, Port of Port Arthur Navigation District, PCR, Texaco, Inc. Project, Series 1994, Rev., VRDO, 0.540%, 12/01/16	33,800
45,755	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/07/16	45,755
55,000	Garland Texas Electric Utility System, Series 2014, Rev., 0.600%, 12/14/16	55,000
15,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project, Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 12/07/16	15,000
18,500	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series D, Rev., VRDO, 0.590%, 12/07/16	18,500
25,900	Harris County Industrial Development Corp., PCR, Series A, Rev., VRDO, 0.520%, 12/01/16	25,900
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,250	Series A, Rev., VRDO, 0.500%, 12/01/16	1,250
100	Subseries A-3, Rev., VRDO, 0.500%, 12/01/16	100
6,750	North Texas Tollway Authority, Series 2016-XG0036, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 12/07/16 (e)	6,750
8,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.570%, 12/07/16	8,300
5,295	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.610%, 12/07/16	5,295
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
18,500	Series 2012-B, Rev., VRDO, 0.570%, 12/07/16	18,500
55,250	Series A, Rev., VRDO, 0.570%, 12/07/16	55,250
	Tender Option Bond Trust Receipts/CTFS Various State,
9,335	Series 2015-XM0071, Rev., VRDO, LIQ: Bank of America N.A., 0.620%, 12/07/16 (e)	9,335
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.580%, 12/07/16 (e)	9,495
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.610%, 12/07/16	740
25,960	Texas Public Finance Authority, Series 2008, 0.640%, 01/11/17	25,960
	University of Texas System,
25,000	Series A, 0.520%, 12/01/16	25,000
25,000	Series A, 0.590%, 01/04/17	25,000
25,000	Series A, 0.600%, 01/12/17	25,000
14,419	Series A, 0.650%, 01/18/17	14,419
25,000	Series A, 0.650%, 02/08/17	25,000
25,000	Series A, 0.660%, 02/09/17	25,000
25,000	Series A, 0.660%, 02/09/17	25,000
25,000	Series A, 0.920%, 12/06/16	25,000
25,000	Series A, 0.930%, 01/10/17	25,000
	University of Texas System, Board of Regents, Permanent University Fund,
5,000	Series A, Rev., VRDO, 0.510%, 12/07/16	5,000
11,765	Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.540%, 12/07/16	11,765

		806,369

	Utah — 0.8%
23,700	Central Utah Water Conservancy District, Series A, GO, VRDO, 0.580%, 12/07/16	23,700
	County of Utah Hospital, IHC Health Services,
7,925	Series B, Rev., VRDO, 0.540%, 12/07/16	7,925
22,150	Series B, Rev., VRDO, 0.570%, 12/07/16	22,150
40,000	Series C, Rev., VRDO, 0.570%, 12/07/16	40,000
8,200	Utah County, Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.540%, 12/07/16	8,200
	Utah Housing Finance Agency, Single Family Mortgage,
4,365	Series D-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 0.620%, 12/07/16	4,365
4,460	Series E-1, Class I, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 0.620%, 12/07/16	4,460
3,970	Series F-2, Class I, Rev., VRDO, 0.610%, 12/07/16	3,970

		114,770

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Vermont — 0.0% (g)
1,605	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series B, Rev., VRDO, AGM, LOC:TD BANK NA, 0.550%, 12/07/16	1,605

	Virginia — 1.6%
20,635	Arlington County IDA, Multi-family Housing, Gates of Ballston Apartments, Series 2005, Rev., VRDO, LOC: PNC Bank N.A., 0.630%, 12/07/16	20,635
20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.530%, 12/07/16	20,300
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.530%, 12/07/16	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
14,779	Series M019, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 12/07/16	14,779
18,695	Series M020, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 12/07/16	18,695
18,165	Series M024, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 12/07/16	18,165
21,110	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	21,110
11,525	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 12/07/16	11,525
	Loudoun County IDA, Howard Hughes Medical,
700	Series C, Rev., VRDO, 0.530%, 12/07/16	700
15,000	Series D, Rev., VRDO, 0.530%, 12/07/16	15,000
7,125	Loudoun County IDA, Howard Hughes Medical Institute, Series A, Rev., VRDO, 0.560%, 12/07/16	7,125
7,170	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 12/07/16	7,170
17,675	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.530%, 12/07/16	17,675
2,435	Virginia College Building Authority, Educatioal Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.510%, 12/01/16	2,435
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.580%, 12/07/16	9,400
9,975	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Series 2004, Rev., VRDO, 0.550%, 12/07/16 (e)	9,975

		217,619

	Washington — 0.9%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.570%, 12/07/16	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.570%, 12/07/16	22,000
30,255	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.560%, 12/07/16	30,255
9,750	University of Washington, Series 2015-XF2183, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.580%, 12/07/16 (e)	9,750
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.540%, 12/07/16	2,935
1,765	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.670%, 12/01/16	1,765
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.620%, 12/07/16	14,660
25,015	Washington State Housing Finance Commission, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 0.570%, 12/07/16	25,015

		123,380

	West Virginia — 0.3%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series 2014A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.560%, 12/07/16	44,000

	Wisconsin — 1.7%
	State of Wisconsin,
16,714	Series 05-A, 0.630%, 01/18/17	16,714
29,415	Series 13-A, 0.620%, 02/01/17	29,415
13,000	Series 16-A, 0.630%, 02/07/17	13,000
40,025	Series 16-A, 0.800%, 12/05/16	40,025
	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc.,
19,000	Series 09-A, Rev., VRDO, LOC: Bank of Montreal, 0.580%, 12/01/16	19,000
49,840	Series C, Rev., VRDO, 0.650%, 03/01/17	49,840

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wisconsin — continued
52,850	Series C, Rev., VRDO, 0.720%, 01/04/17	52,850
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.560%, 12/07/16	11,205

		232,049

	Wyoming — 0.8%
51,700	County of Lincoln, Pollution Control, ExxonMobile Project, Series 2014, Rev., VRDO, 0.520%, 12/01/16	51,700
	Sublette County Pollution Control, ExxonMobil Project,
40,300	Series 2014, Rev., VRDO, 0.520%, 12/01/16	40,300
22,500	Series 2014, Rev., VRDO, AMT, 0.530%, 12/01/16	22,500

		114,500

	Total Municipal Bonds (Cost $12,809,955)	12,809,955

SHARES
Variable Rate Demand Preferred Shares — 7.1%
	Nuveen AMT-Free Quality Municipal Income Fund
87,500	Series 2, LIQ: Citibank N.A., 0.660%, 12/07/16 # (e)	87,500
153,500	Series 3, LIQ: TD Bank N.A., 0.640%, 12/07/16 # (e)	153,500
	Nuveen California AMT-Free Municipal Income Fund
26,500	Series 3, VRDO, LIQ: TD Bank N.A., 0.640%, 12/07/16 # (e)	26,500
49,100	Series 5, VRDO, LIQ: TD Bank N.A., 0.640%, 12/07/16 # (e)	49,100
30,000	Series 6, VRDO, LIQ: Sumitomo Mitsui Banking, 0.640%, 12/07/16 # (e)	30,000
	Nuveen California Quality Municipal Income Fund
59,200	Series 1, VRDO, LIQ: Societe Generale, 0.700%, 12/07/16 # (e)	59,200
27,500	Series 2, VRDO, LIQ: Citibank N.A., 0.700%, 12/07/16 # (e)	27,500
14,000	Series 4, LIQ: Royal Bank of Canada, 0.670%, 12/07/16 # (e)	14,000
44,000	Series 5, VRDO, LIQ: Citibank N.A., 0.700%, 12/07/16 # (e)	44,000
20,000	Series 6, VRDO, LIQ: Citibank N.A., 0.700%, 12/07/16 # (e)	20,000
280,300	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, Series 3, VRDO, LIQ: Citibank N.A., 0.670%, 12/07/16 # (e)	280,300
	Nuveen New York AMT-Free Municipal Income Fund
28,600	Series 1, VRDO, LIQ: Citibank N.A., 0.640%, 12/07/16 # (e)	28,600
47,400	Series 2, VRDO, LIQ: Citibank N.A., 0.640%, 12/07/16 # (e)	47,400
8,500	Series 3, VRDO, LIQ: Citibank N.A., 0.640%, 12/07/16 # (e)	8,500
40,000	Series 5, LIQ: TD Bank N.A., 0.640%, 12/07/16 # (e)	40,000
56,500	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.700%, 12/07/16 # (e)	56,500

	Total Variable Rate Demand Preferred Shares (Cost $972,600)	972,600

	Total Investments — 100.1% (Cost $13,782,555) *	13,782,555
	Liabilities in Excess of Other Assets — (0.1)%	(7,396)

	NET ASSETS — 100.0%	$13,775,159

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2016.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by certain money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$13,782,555	$—	$13,782,555

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2016.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.5%
314	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.732%, 10/25/36	267
241	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.682%, 07/25/36	88
168	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.832%, 09/25/36	66
81	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.972%, 02/25/36	57
	Countrywide Asset-Backed Certificates,
285	Series 2007-2, Class 2A3, VAR, 0.732%, 08/25/37	269
529	Series 2007-7, Class 2A3, VAR, 0.822%, 10/25/47	502
181	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.732%, 10/25/36	139
115	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.762%, 09/25/36	49
291	CWABS Asset-Backed Certificates Trust, Series 2006-17, Class 2A2, VAR, 0.742%, 03/25/47	271
	CWABS Revolving Home Equity Loan Trust,
30	Series 2004-I, Class A, VAR, 0.828%, 02/15/34	28
30	Series 2004-K, Class 2A, VAR, 0.838%, 02/15/34	27
	CWABS, Inc., Asset-Backed Certificates,
374	Series 2003-5, Class MF1, VAR, 5.374%, 01/25/34	373
10	Series 2004-1, Class 3A, VAR, 1.152%, 04/25/34	8
377	Series 2004-1, Class M1, VAR, 1.342%, 03/25/34	364
56	Series 2004-1, Class M2, VAR, 1.417%, 03/25/34	52
215	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, VAR, 0.832%, 10/25/36	156
139	Fremont Home Loan Trust, Series 2006-B, Class 2A4, VAR, 0.832%, 08/25/36	59
	GSAMP Trust,
223	Series 2006-FM1, Class A1, VAR, 0.752%, 04/25/36	157
48	Series 2006-FM2, Class A2C, VAR, 0.742%, 09/25/36	22
40	Series 2006-FM2, Class A2D, VAR, 0.832%, 09/25/36	19
255	Series 2006-HE3, Class A2C, VAR, 0.752%, 05/25/46	237
337	Series 2007-HE1, Class A2C, VAR, 0.742%, 03/25/47	292
	Home Equity Mortgage Loan Asset-Backed Trust,
174	Series 2006-C, Class 3A3, VAR, 0.742%, 08/25/36	161
231	Series 2006-D, Class 1A, VAR, 0.732%, 11/25/36	186
227	Series 2007-B, Class 2A3, VAR, 0.792%, 07/25/37	141
74	JPMorgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 0.742%, 08/25/36	72
	Long Beach Mortgage Loan Trust,
745	Series 2004-1, Class M1, VAR, 1.342%, 02/25/34	718
61	Series 2004-1, Class M2, VAR, 1.417%, 02/25/34	58
	MASTR Asset-Backed Securities Trust,
97	Series 2006-HE4, Class A2, VAR, 0.702%, 11/25/36	45
124	Series 2006-HE4, Class A3, VAR, 0.742%, 11/25/36	59
179	Series 2006-NC3, Class A1, VAR, 0.722%, 10/25/36	106
125	Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2B, VAR, 1.592%, 07/25/37	116
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 1.267%, 03/25/35	695
61	Series 2006-2, Class A2B, VAR, 0.752%, 08/25/36	51
	NovaStar Mortgage Funding Trust,
185	Series 2006-4, Class A2C, VAR, 0.742%, 09/25/36	103
19	Series 2006-4, Class A2D, VAR, 0.842%, 09/25/36	11
307	Series 2007-1, Class A1A, VAR, 0.722%, 03/25/37	199
93	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.432%, 02/25/33	89
693	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 1.002%, 11/25/35	688
218	RASC Trust, Series 2007-KS3, Class AI3, VAR, 0.842%, 04/25/37	207

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Securitized Asset-Backed Receivables LLC Trust,
148	Series 2006-NC3, Class A1, VAR, 0.732%, 09/25/36	100
315	Series 2006-NC3, Class A2B, VAR, 0.742%, 09/25/36	158
279	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 0.765%, 07/25/36	175
	WaMu Asset-Backed Certificates WaMu Trust,
320	Series 2007-HE2, Class 2A4, VAR, 0.952%, 04/25/37	152
367	Series 2007-HE4, Class 1A, VAR, 0.762%, 07/25/47	233

	Total Asset-Backed Securities (Cost $7,796)	8,025

Collateralized Mortgage Obligations — 1.4%
	Agency CMO — 0.1%
	Federal Home Loan Mortgage Corp. REMIC,
63	Series 2980, Class QB, 6.500%, 05/15/35	73
121	Series 4057, Class BS, IF, IO, 5.512%, 09/15/39	16
240	Series 4093, Class SD, IF, IO, 6.162%, 01/15/38	49
162	Series 4099, Class BS, IF, IO, 5.512%, 06/15/39	28
55	Series 4113, Class JS, IF, IO, 5.512%, 07/15/39	8
63	Series 4123, Class SA, IF, IO, 5.662%, 09/15/39	10
120	Series 4132, Class SE, IF, IO, 5.662%, 12/15/40	21
	Federal National Mortgage Association REMIC,
683	Series 2012-73, Class LS, IF, IO, 5.466%, 06/25/39	98
447	Series 2012-74, Class AS, IF, IO, 5.466%, 03/25/39	61
110	Series 2012-84, Class QS, IF, IO, 6.066%, 09/25/31	20
124	Series 2012-98, Class SA, IF, IO, 5.466%, 05/25/39	20
88	Series 2012-104, Class QS, IF, IO, 5.516%, 03/25/39	15
163	Series 2012-114, Class DS, IF, IO, 5.516%, 08/25/39	25
214	Series 2012-120, Class SE, IF, IO, 5.616%, 02/25/39	38
156	Series 2012-124, Class DS, IF, IO, 5.566%, 04/25/40	26
25	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	27

		535

	Non-Agency CMO — 1.3%
	Alternative Loan Trust,
624	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	620
135	Series 2006-J2, Class A1, VAR, 1.092%, 04/25/36	83
348	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	355
	Banc of America Funding Trust,
112	Series 2014-R7, Class 1A1, VAR, 0.684%, 05/26/36	106
73	Series 2014-R7, Class 2A1, VAR, 0.674%, 09/26/36	69
	Banc of America Mortgage Trust,
202	Series 2005-A, Class 3A1, VAR, 2.906%, 02/25/35	197
230	Series 2007-3, Class 1A1, 6.000%, 09/25/37	209
31	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.942%, 05/25/37	22
	Citigroup Mortgage Loan Trust,
76	Series 2014-10, Class 1A1, VAR, 0.669%, 11/25/36 (e)	70
102	Series 2014-10, Class 4A1, VAR, 0.694%, 02/25/37 (e)	94
68	Series 2014-10, Class 5A1, VAR, 0.684%, 06/25/36 (e)	62
283	Series 2014-12, Class 1A4, VAR, 0.659%, 08/25/36 (e)	261
72	Series 2014-12, Class 2A4, VAR, 4.006%, 02/25/37 (e)	69
138	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	133
	Credit Suisse First Boston Mortgage Securities Corp.,
50	Series 2003-29, Class 7A1, 6.500%, 12/25/33	51
202	Series 2004-5, Class 4A1, 6.000%, 09/25/34	205

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CSMC Trust,
40	Series 2011-12R, Class 3A1, VAR, 2.684%, 07/27/36 (e)	40
39	Series 2014-10R, Class 4A1, VAR, 0.704%, 12/27/36 (e)	38
34	Series 2014-11R, Class 8A1, VAR, 0.874%, 04/27/37 (e)	33
137	Series 2014-11R, Class 9A1, VAR, 0.674%, 10/27/36 (e)	130
160	Series 2015-3R, Class 5A1, VAR, 0.675%, 09/29/36 (e)	153
11	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 1.092%, 02/25/35	11
230	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2, VAR, 6.292%, 04/25/28	250
69	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.704%, 04/26/37 (e)	65
210	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	193
	HarborView Mortgage Loan Trust,
11	Series 2004-9, Class 2A, VAR, 3.086%, 12/19/34	10
108	Series 2006-9, Class 2A1A, VAR, 0.772%, 11/19/36	77
269	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	263
1	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.742%, 12/25/36	1
	LSTAR Securities Investment Ltd., (Cayman Islands),
86	Series 2015-4, Class A1, VAR, 2.533%, 04/01/20 (e)	85
145	Series 2015-6, Class A, VAR, 2.533%, 05/01/20 (e)	143
78	Series 2015-7, Class A, VAR, 2.527%, 07/01/20 (e)	77
137	Series 2016-3, Class A, VAR, 2.533%, 09/01/21 (e)	136
	LSTAR Securities Investment Trust,
181	Series 2015-1, Class A, VAR, 2.617%, 01/01/20 (e)	180
188	Series 2015-2, Class A, VAR, 2.533%, 01/01/20 (e)	187
108	Series 2015-3, Class A, VAR, 2.617%, 03/01/20 (e)	108
237	Series 2016-5, Class A1, VAR, 2.546%, 11/01/21 (e)	234
177	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	151
78	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.764%, 12/26/36 (e)	72
1,008	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	843
254	RBSSP Resecuritization Trust, Series 2012-6, Class 10A2, VAR, 0.684%, 08/26/36 (e)	224
103	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.837%, 12/10/35 (e)	67
	Residential Asset Securitization Trust,
254	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	242
91	Series 2006-A1, Class 1A6, VAR, 1.092%, 04/25/36	48
259	Series 2006-R1, Class A2, VAR, 0.992%, 01/25/46	121
232	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	213
26	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 1.042%, 09/25/35	19
38	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-16, Class A8, 5.750%, 01/25/36	40

		7,060

	Total Collateralized Mortgage Obligations (Cost $7,216)	7,595

Commercial Mortgage-Backed Securities — 0.9%
	BAMLL Commercial Mortgage Securities Trust,
200	Series 2014-FL1, Class D, VAR, 4.538%, 12/15/31 (e)	190
330	Series 2014-FL1, Class E, VAR, 6.038%, 12/15/31 (e)	284
460	Series 2014-INLD, Class E, VAR, 3.875%, 12/15/29 (e)	440
150	Series 2015-ASHF, Class D, VAR, 3.538%, 01/15/28 (e)	144
160	Series 2015-ASHF, Class E, VAR, 4.538%, 01/15/28 (e)	153
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 4.038%, 11/15/31 (e)	100

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
143	Series 2014-FL2, Class COL2, VAR, 5.038%, 11/15/31 (e)	142
250	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.888%, 07/15/27 (e)	234
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 4.188%, 08/15/31 (e)	122
100	Series 2014-FL5, Class KH2, VAR, 5.038%, 08/15/31 (e)	93
430	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	401
	CSMC Trust,
690	Series 2015-DEAL, Class E, VAR, 4.538%, 04/15/29 (e)	685
280	Series 2015-SAND, Class E, VAR, 4.388%, 08/15/30 (e)	278
680	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.938%, 08/15/32 (e)	664
	Velocity Commercial Capital Loan Trust,
131	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	126
104	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	97
100	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	100
546	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.258%, 11/15/29 (e)	538

	Total Commercial Mortgage-Backed Securities (Cost $4,858)	4,791

Convertible Bonds — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
534	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	565
117	Oasis Petroleum, Inc., 2.625%, 09/15/23	161

	Total Energy	726

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	70

	Total Convertible Bonds (Cost $739)	796

Corporate Bonds — 56.2%
	Consumer Discretionary — 9.2%
	Auto Components — 0.4%
	American Axle & Manufacturing, Inc.,
430	6.250%, 03/15/21	439
10	6.625%, 10/15/22	10
17	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	17
67	Dana Financing Luxembourg Sarl, (Luxembourg), 6.500%, 06/01/26 (e)	69
	Dana, Inc.,
10	5.375%, 09/15/21	10
415	5.500%, 12/15/24	417
523	6.000%, 09/15/23	544
	Goodyear Tire & Rubber Co. (The),
13	5.000%, 05/31/26	13
15	5.125%, 11/15/23	15
9	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	9
600	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/23 (e)	605

		2,148

	Automobiles — 0.8%
	Daimler Finance North America LLC,
750	2.200%, 10/30/21 (e)	733
750	2.250%, 03/02/20 (e)	747
500	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	495
1,000	General Motors Co., 4.875%, 10/02/23	1,044
	Nissan Motor Acceptance Corp.,
750	1.900%, 09/14/21 (e)	726
750	2.125%, 03/03/20 (e)	742

		4,487

	Diversified Consumer Services — 0.1%
8	Laureate Education, Inc., 9.250%, 09/01/19 (e)	8
310	Service Corp. International, 7.500%, 04/01/27	359
15	Sotheby’s, 5.250%, 10/01/22 (e)	15

		382

	Hotels, Restaurants & Leisure — 1.3%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	521
51	Boyd Gaming Corp., 6.375%, 04/01/26 (e)	53
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	386
335	11.250%, 06/01/17 (d)	337
405	Darden Restaurants, Inc., 6.800%, 10/15/37	456

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
750	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	797
5	Interval Acquisition Corp., 5.625%, 04/15/23	5
7	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24 (e)	7
1,000	Marriott International, Inc., 2.300%, 01/15/22	970
	McDonald’s Corp.,
500	3.375%, 05/26/25	491
300	4.600%, 05/26/45	301
	MGM Resorts International,
1,245	6.000%, 03/15/23	1,338
250	7.750%, 03/15/22	286
	Sabre GLBL, Inc.,
10	5.250%, 11/15/23 (e)	10
300	5.375%, 04/15/23 (e)	305
5	Scientific Games International, Inc., 10.000%, 12/01/22	5
500	Starbucks Corp., 2.700%, 06/15/22	505
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	493

		7,266

	Household Durables — 0.4%
500	Newell Brands, Inc., 2.875%, 12/01/19	508
610	Tempur Sealy International, Inc., 5.625%, 10/15/23	622
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,001

		2,131

	Internet & Direct Marketing Retail — 0.5%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	12
	Amazon.com, Inc.,
500	3.800%, 12/05/24	523
400	4.950%, 12/05/44	441
500	Expedia, Inc., 4.500%, 08/15/24	503
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	499
500	QVC, Inc., 4.450%, 02/15/25	476

		2,454

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	504
500	Mattel, Inc., 3.150%, 03/15/23	492

		996

	Media — 4.5%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	629
600	Altice Luxembourg S.A., (Luxembourg), 7.750%, 05/15/22 (e)	629
200	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	202
102	AMC Networks, Inc., 5.000%, 04/01/24	102
	CBS Corp.,
500	2.900%, 01/15/27	461
500	3.700%, 08/15/24	501
350	4.600%, 01/15/45	332
12	CBS Radio, Inc., 7.250%, 11/01/24 (e)	13
1,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464%, 07/23/22 (e)	1,038
15	Cinemark USA, Inc., 5.125%, 12/15/22	15
	Clear Channel Worldwide Holdings, Inc.,
34	Series A, 6.500%, 11/15/22	33
1,583	Series B, 6.500%, 11/15/22	1,597
750	Series B, 7.625%, 03/15/20	740
	Comcast Corp.,
1,000	1.625%, 01/15/22	956
500	3.375%, 02/15/25	505
400	4.400%, 08/15/35	413
250	4.500%, 01/15/43	253
975	6.500%, 01/15/17	982
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	486
	CSC Holdings LLC,
175	6.750%, 11/15/21	184
200	10.125%, 01/15/23 (e)	230
400	10.875%, 10/15/25 (e)	466
500	Discovery Communications LLC, 3.450%, 03/15/25	479
	DISH DBS Corp.,
10	4.250%, 04/01/18	10
735	5.000%, 03/15/23	726
60	5.875%, 07/15/22	62
1,700	5.875%, 11/15/24	1,724
5	iHeartCommunications, Inc., 9.000%, 12/15/19	4
133	LIN Television Corp., 5.875%, 11/15/22	135
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,148

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Nexstar Broadcasting, Inc.,
400	6.125%, 02/15/22 (e)	408
400	6.875%, 11/15/20	412
45	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	45
510	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	520
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	308
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	253
500	3.500%, 06/15/22	505
	Sinclair Television Group, Inc.,
12	5.875%, 03/15/26 (e)	12
500	6.125%, 10/01/22	519
	Sirius XM Radio, Inc.,
500	5.375%, 04/15/25 (e)	502
400	5.750%, 08/01/21 (e)	418
495	6.000%, 07/15/24 (e)	515
	Time Warner, Inc.,
500	3.600%, 07/15/25	494
500	3.800%, 02/15/27	497
330	5.350%, 12/15/43	346
	Viacom, Inc.,
750	3.450%, 10/04/26	716
1,250	4.250%, 09/01/23	1,284
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	561
	Walt Disney Co. (The),
500	1.850%, 07/30/26	447
500	4.125%, 06/01/44	507
263	Ziggo Secured Finance B.V., (Netherlands), 5.500%, 01/15/27 (e)	252

		24,576

	Multiline Retail — 0.3%
	Neiman Marcus Group Ltd. LLC,
8	8.000%, 10/15/21 (e)	6
500	(cash), 8.750%, 10/15/21 (e)	378
	Target Corp.,
500	2.300%, 06/26/19	507
750	2.500%, 04/15/26	712

		1,603

	Specialty Retail — 0.6%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	268
41	CST Brands, Inc., 5.000%, 05/01/23	43
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	505
500	2.625%, 06/01/22	501
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	515
10	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	10
510	PetSmart, Inc., 7.125%, 03/15/23 (e)	522
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	259
31	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/01/25	32
500	Tiffany & Co., 3.800%, 10/01/24	497

		3,152

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE Inc., 3.875%, 11/01/45	292
500	Under Armour, Inc., 3.250%, 06/15/26	471

		763

	Total Consumer Discretionary	49,958

	Consumer Staples — 3.9%
	Beverages — 0.9%
500	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	523
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	492
700	6.875%, 11/15/19	794
500	Coca-Cola Co. (The), 2.550%, 06/01/26	482
500	Constellation Brands, Inc., 3.700%, 12/06/26	496
	Dr Pepper Snapple Group, Inc.,
750	2.550%, 09/15/26	697
500	3.400%, 11/15/25	503
	PepsiCo, Inc.,
250	2.250%, 01/07/19	253
500	3.600%, 03/01/24	521

		4,761

	Food & Staples Retailing — 1.1%
1,000	CVS Health Corp., 2.800%, 07/20/20	1,012
923	CVS Pass-Through Trust, 7.507%, 01/10/32 (e)	1,128
39	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	33
405	Koninklijke Ahold Delhaize N.V., (Netherlands), 5.700%, 10/01/40	443
	Kroger Co. (The),
750	2.650%, 10/15/26	692
750	2.950%, 11/01/21	758

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
100	New Albertsons, Inc., 8.000%, 05/01/31	97
	Walgreens Boots Alliance, Inc.,
500	3.800%, 11/18/24	508
350	4.650%, 06/01/46	343
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	882

		5,896

	Food Products — 1.3%
226	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	223
10	Dean Foods Co., 6.500%, 03/15/23 (e)	10
750	General Mills, Inc., 2.200%, 10/21/19	754
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	528
350	Hershey Co. (The), 3.375%, 08/15/46	307
30	JBS USA LUX S.A./JBS USA Finance, Inc., 5.875%, 07/15/24 (e)	30
300	JM Smucker Co. (The), 4.375%, 03/15/45	295
500	Kellogg Co., 2.650%, 12/01/23	483
1,500	Kraft Heinz Foods Co., 2.800%, 07/02/20	1,512
20	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	20
	Mondelez International Holdings Netherlands B.V., (Netherlands),
1,250	1.625%, 10/28/19 (e)	1,229
750	2.000%, 10/28/21 (e)	722
11	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24	12
	Post Holdings, Inc.,
105	5.000%, 08/15/26 (e)	100
10	6.000%, 12/15/22 (e)	10
315	6.750%, 12/01/21 (e)	335
158	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	160
10	TreeHouse Foods, Inc., 4.875%, 03/15/22	10
250	Tyson Foods, Inc., 3.950%, 08/15/24	255
39	WhiteWave Foods Co. (The), 5.375%, 10/01/22	43

		7,038

	Household Products — 0.2%
10	Central Garden & Pet Co., 6.125%, 11/15/23	10
	HRG Group, Inc.,
38	7.750%, 01/15/22	39
336	7.875%, 07/15/19	351
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	495

		895

	Personal Products — 0.0% (g)
91	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	95
66	Avon Products, Inc., 7.000%, 03/15/23	61

		156

	Tobacco — 0.4%
	Altria Group, Inc.,
500	2.625%, 01/14/20	506
750	2.625%, 09/16/26	711
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	393
725	5.650%, 05/16/18	767

		2,377

	Total Consumer Staples	21,123

	Energy — 4.1%
	Energy Equipment & Services — 0.0% (g)
250	Halliburton Co., 3.500%, 08/01/23	252
67	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	72

		324

	Oil, Gas & Consumable Fuels — 4.1%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	481
15	Antero Resources Corp., 5.125%, 12/01/22	15
77	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	40
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,000
750	2.521%, 01/15/20	754
300	2.750%, 05/10/23	293
500	3.814%, 02/10/24	516
44	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (d)	30
12	California Resources Corp., 8.000%, 12/15/22 (e)	10
31	Callon Petroleum Co., 6.125%, 10/01/24 (e)	32
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	498
10	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	10
	Chaparral Energy, Inc.,
162	7.625%, 11/15/22 (d)	134
43	8.250%, 09/01/21 (d)	36
187	9.875%, 10/01/20 (d)	155

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Chesapeake Energy Corp.,
339	8.000%, 12/15/22 (e)	351
132	VAR, 4.130%, 04/15/19	125
500	Chevron Corp., 2.411%, 03/03/22	496
98	Clayton Williams Energy, Inc., 7.750%, 04/01/19	98
1,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	977
475	ConocoPhillips, 6.500%, 02/01/39	582
500	ConocoPhillips Co., 2.875%, 11/15/21	502
88	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 12/15/20	90
224	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	232
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	948
300	Denbury Resources, Inc., 4.625%, 07/15/23	231
500	Devon Energy Corp., 3.250%, 05/15/22	485
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17	507
	Endeavor Energy Resources LP/EER Finance, Inc.,
202	7.000%, 08/15/21 (e)	207
26	8.125%, 09/15/23 (e)	28
300	Energy Transfer Partners LP, 5.150%, 03/15/45	269
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	479
	EP Energy LLC/Everest Acquisition Finance, Inc.,
178	8.000%, 11/29/24 (e)	183
950	9.375%, 05/01/20	796
300	Exxon Mobil Corp., 3.567%, 03/06/45	273
236	Great Western Petroleum LLC/Great Western Finance Corp., 9.000%, 09/30/21 (e)	245
47	Halcon Resources Corp., 8.625%, 02/01/20 (e)	48
	Hilcorp Energy I LP/Hilcorp Finance Co.,
15	5.000%, 12/01/24 (e)	15
85	5.750%, 10/01/25 (e)	86
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	351
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	16
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
135	3.050%, 12/01/19	137
500	4.300%, 06/01/25	504
300	5.050%, 02/15/46	274
52	7.000%, 06/15/17	53
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	960
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	30
50	Matador Resources Co., 6.875%, 04/15/23	53
	MEG Energy Corp., (Canada),
300	6.375%, 01/30/23 (e)	265
510	7.000%, 03/31/24 (e)	445
	Memorial Production Partners LP/Memorial Production Finance Corp.,
200	6.875%, 08/01/22	70
105	7.625%, 05/01/21	37
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	5
12	Northern Oil and Gas, Inc., 8.000%, 06/01/20	9
	Oasis Petroleum, Inc.,
127	6.500%, 11/01/21	128
103	6.875%, 01/15/23	106
	Parsley Energy LLC/Parsley Finance Corp.,
126	6.250%, 06/01/24 (e)	130
248	7.500%, 02/15/22 (e)	263
250	Phillips 66, 4.650%, 11/15/34	253
	Phillips 66 Partners LP,
500	3.605%, 02/15/25	485
300	4.900%, 10/01/46	279
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	497
76	RSP Permian, Inc., 6.625%, 10/01/22	80
368	Samson Resources Co., 9.750%, 02/15/20 (d)	22
303	Sanchez Energy Corp., 6.125%, 01/15/23	265
124	Seven Generations Energy Ltd., (Canada), 6.875%, 06/30/23 (e)	130
43	Southwestern Energy Co., 7.500%, 02/01/18	45
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	499
104	Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21	105
38	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24	40

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
86	5.250%, 01/15/25	87
750	6.125%, 10/15/21	785
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	413
750	Valero Energy Corp., 3.400%, 09/15/26	708
500	Western Gas Partners LP, 2.600%, 08/15/18	498
10	Whiting Petroleum Corp., 5.000%, 03/15/19	10
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	474
20	7.875%, 09/01/21	23
500	Williams Partners LP, 4.000%, 09/15/25	482
10	WPX Energy, Inc., 7.500%, 08/01/20	11

		22,299

	Total Energy	22,623

	Financials — 14.5%
	Banks — 5.3%
	Bank of America Corp.,
750	4.000%, 01/22/25	748
750	4.200%, 08/26/24	762
740	5.650%, 05/01/18	778
500	Series L, 2.250%, 04/21/20	495
500	Series L, 3.950%, 04/21/25	495
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,496
1,255	2.350%, 09/08/19 (e)	1,255
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,494
750	3.650%, 03/16/25	715
1,000	BNP Paribas S.A., (France), 2.375%, 05/21/20	994
	CIT Group, Inc.,
25	5.000%, 05/15/17	25
750	5.500%, 02/15/19 (e)	792
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	1,999
500	2.400%, 02/18/20	499
750	3.200%, 10/21/26	715
500	3.875%, 03/26/25	496
320	6.625%, 06/15/32	383
5,000	Dexia Credit Local S.A., (France), VAR, 1.159%, 06/08/17	5,002
	HSBC Holdings plc, (United Kingdom),
1,000	2.650%, 01/05/22	973
750	3.600%, 05/25/23	752
400	4.250%, 03/14/24	401
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	992
750	Mizuho Financial Group, Inc., (Japan), 2.839%, 09/13/26	709
1,000	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	945
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	983
750	Santander UK plc, (United Kingdom), 2.375%, 03/16/20	743
750	SunTrust Banks, Inc., 2.700%, 01/27/22	750
	Wells Fargo & Co.,
500	3.000%, 02/19/25	484
300	3.900%, 05/01/45	283
1,500	Series N, 2.150%, 01/30/20	1,489

		28,647

	Capital Markets — 3.7%
500	Ameriprise Financial, Inc., 2.875%, 09/15/26	478
500	Bank of New York Mellon Corp. (The), Series G, 2.200%, 05/15/19	503
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	274
500	CME Group, Inc., 3.000%, 03/15/25	501
	Credit Suisse AG, (Switzerland),
700	3.000%, 10/29/21	702
1,000	3.625%, 09/09/24	1,004
300	Credit Suisse USA, Inc., 7.125%, 07/15/32	392
	Deutsche Bank AG, (Germany),
3,300	1.875%, 02/13/18	3,258
500	3.375%, 05/12/21	483
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	994
750	2.750%, 09/15/20	753
500	4.250%, 10/21/25	505
300	5.150%, 05/22/45	308
890	5.950%, 01/18/18	930
1,530	6.150%, 04/01/18	1,614
180	6.450%, 05/01/36	212
400	Lazard Group LLC, 3.750%, 02/13/25	392

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	80
850	0.000%, 05/25/49 (d)	51
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	1,000
500	2.600%, 06/24/19 (e)	504
500	Moody’s Corp., 2.750%, 07/15/19	508
	Morgan Stanley,
500	2.375%, 07/23/19	502
1,000	3.700%, 10/23/24	1,012
500	3.950%, 04/23/27	494
500	4.000%, 07/23/25	511
395	5.500%, 01/26/20	430
560	6.625%, 04/01/18	594
300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.875%, 04/15/45 (e)	234
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	506
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	509

		20,238

	Consumer Finance — 3.9%
	Ally Financial, Inc.,
58	2.750%, 01/30/17	58
70	3.250%, 09/29/17	71
50	3.250%, 11/05/18	50
500	4.125%, 03/30/20	500
130	4.250%, 04/15/21	128
395	4.625%, 03/30/25	382
40	4.750%, 09/10/18	41
135	5.500%, 02/15/17	136
82	6.250%, 12/01/17	85
85	8.000%, 11/01/31	96
	American Express Credit Corp.,
1,000	1.700%, 10/30/19	990
1,000	1.875%, 11/05/18	1,003
1,000	2.250%, 08/15/19	1,005
750	2.375%, 05/26/20	751
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	826
500	Capital One Financial Corp., 3.750%, 07/28/26	481
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	497
500	2.850%, 06/01/22	504
1,000	Discover Financial Services, 3.950%, 11/06/24	988
	Ford Motor Credit Co. LLC,
750	1.897%, 08/12/19	738
500	2.240%, 06/15/18	501
1,000	2.597%, 11/04/19	999
750	3.219%, 01/09/22	742
500	4.375%, 08/06/23	513
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	1,001
1,250	3.150%, 01/15/20	1,255
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	743
719	HSBC Finance Corp., 6.676%, 01/15/21	807
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,485
500	2.375%, 11/13/19	501
	John Deere Capital Corp.,
500	2.050%, 03/10/20	498
500	3.350%, 06/12/24	512
100	Springleaf Finance Corp., 6.500%, 09/15/17	103
	Synchrony Financial,
1,000	2.700%, 02/03/20	997
500	4.250%, 08/15/24	507
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	506

		21,000

	Diversified Financial Services — 0.3%
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	426
592	GE Capital International Funding Co., Unlimited Co., (Ireland), 4.418%, 11/15/35	615
750	Shell International Finance B.V., (Netherlands), 3.250%, 05/11/25	747

		1,788

	Insurance — 1.3%
	Aflac, Inc.,
500	3.250%, 03/17/25	494
400	3.625%, 06/15/23	414
	American International Group, Inc.,
500	3.875%, 01/15/35	465
500	4.125%, 02/15/24	520
250	4.500%, 07/16/44	243
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	256

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
500	Chubb INA Holdings, Inc., 3.150%, 03/15/25	499
	Lincoln National Corp.,
250	4.000%, 09/01/23	261
300	7.000%, 06/15/40	369
	MetLife, Inc.,
500	3.600%, 04/10/24	514
300	4.050%, 03/01/45	287
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	743
500	Prudential Financial, Inc., 3.500%, 05/15/24	510
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,011
500	XLIT Ltd., (Cayman Islands), 4.450%, 03/31/25	494

		7,080

	Total Financials	78,753

	Health Care — 5.4%
	Biotechnology — 0.5%
500	AbbVie, Inc., 4.300%, 05/14/36	475
500	Amgen, Inc., 4.400%, 05/01/45	476
	Celgene Corp.,
400	2.250%, 05/15/19	401
500	2.875%, 08/15/20	506
500	Gilead Sciences, Inc., 3.500%, 02/01/25	501

		2,359

	Health Care Equipment & Supplies — 0.5%
	Abbott Laboratories,
500	2.950%, 03/15/25	475
500	3.400%, 11/30/23	494
250	Boston Scientific Corp., 4.125%, 10/01/23	259
515	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	450
255	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	263
500	Medtronic, Inc., 2.500%, 03/15/20	505
300	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	282

		2,728

	Health Care Providers & Services — 2.4%
	Acadia Healthcare Co., Inc.,
5	5.125%, 07/01/22	5
80	5.625%, 02/15/23	79
	Aetna, Inc.,
500	3.500%, 11/15/24	502
350	4.375%, 06/15/46	343
300	AmerisourceBergen Corp., 4.250%, 03/01/45	288
49	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	48
750	Cardinal Health, Inc., 1.950%, 06/15/18	752
32	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	30
500	DaVita, Inc., 5.000%, 05/01/25	487
750	Express Scripts Holding Co., 2.250%, 06/15/19	751
	HCA, Inc.,
20	5.250%, 04/15/25	20
1,905	5.375%, 02/01/25	1,865
1,300	7.500%, 02/15/22	1,446
	HealthSouth Corp.,
410	5.750%, 11/01/24	411
5	5.750%, 09/15/25	5
800	Kindred Healthcare, Inc., 8.750%, 01/15/23	712
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	503
13	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	13
121	Molina Healthcare, Inc., 5.375%, 11/15/22	121
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,012
500	3.500%, 03/30/25	494
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	243
825	6.750%, 02/01/20	773
50	8.000%, 08/01/20	48
1,415	8.125%, 04/01/22	1,291
	UnitedHealth Group, Inc.,
250	4.625%, 07/15/35	269
500	4.750%, 07/15/45	546
55	WellCare Health Plans, Inc., 5.750%, 11/15/20	56

		13,113

	Life Sciences Tools & Services — 0.1%
750	Agilent Technologies, Inc., 3.050%, 09/22/26	715

	Pharmaceuticals — 1.9%
300	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	297
	Concordia International Corp., (Canada),
181	7.000%, 04/15/23 (e)	69

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
100	9.000%, 04/01/22 (e)	92
300	Eli Lilly & Co., 3.700%, 03/01/45	284
200	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland), 6.000%, 07/15/23 (e)	178
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	749
	Merck & Co., Inc.,
500	2.750%, 02/10/25	490
400	4.150%, 05/18/43	406
1,000	Mylan N.V., (Netherlands), 3.150%, 06/15/21 (e)	983
826	Pfizer, Inc., 3.000%, 06/15/23	840
1,000	Shire Acquisitions Investments Ireland DAC, (Ireland), 2.400%, 09/23/21	966
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
1,300	1.700%, 07/19/19	1,274
300	4.100%, 10/01/46	257
	Valeant Pharmaceuticals International, Inc., (Canada),
508	5.375%, 03/15/20 (e)	425
500	5.875%, 05/15/23 (e)	370
15	6.750%, 08/15/18 (e)	14
1,125	7.250%, 07/15/22 (e)	923
1,175	7.500%, 07/15/21 (e)	993
750	Zoetis, Inc., 3.450%, 11/13/20	767

		10,377

	Total Health Care	29,292

	Industrials — 3.9%
	Aerospace & Defense — 0.9%
5	Arconic, Inc., 5.125%, 10/01/24	5
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,005
250	3.500%, 03/01/45	230
	Bombardier, Inc., (Canada),
5	5.500%, 09/15/18 (e)	5
800	7.500%, 03/15/25 (e)	711
13	8.750%, 12/01/21 (e)	13
10	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	10
450	KLX, Inc., 5.875%, 12/01/22 (e)	460
300	Lockheed Martin Corp., 3.800%, 03/01/45	279
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,022
250	3.850%, 04/15/45	236
	TransDigm, Inc.,
10	6.000%, 07/15/22	10
550	6.500%, 05/15/25	567
82	Triumph Group, Inc., 4.875%, 04/01/21	75
300	United Technologies Corp., 4.150%, 05/15/45	299

		4,927

	Air Freight & Logistics — 0.2%
410	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	388
500	FedEx Corp., 4.100%, 02/01/45	462

		850

	Airlines — 0.2%
220	Allegiant Travel Co., 5.500%, 07/15/19	224
	Southwest Airlines Co.,
500	2.750%, 11/06/19	509
500	3.000%, 11/15/26	472

		1,205

	Building Products — 0.0% (g)
13	Griffon Corp., 5.250%, 03/01/22	13
50	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	51

		64

	Commercial Services & Supplies — 0.3%
500	ACCO Brands Corp., 6.750%, 04/30/20	524
350	ADT Corp. (The), 3.500%, 07/15/22	329
5	APX Group, Inc., 6.375%, 12/01/19	5
13	Clean Harbors, Inc., 5.125%, 06/01/21	13
	Herc Rentals, Inc.,
130	7.500%, 06/01/22 (e)	134
135	7.750%, 06/01/24 (e)	139
500	Waste Management, Inc., 3.125%, 03/01/25	499

		1,643

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	478
16	Novelis Corp., 5.875%, 09/30/26 (e)	16
116	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	89

		583

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrial Conglomerates — 0.2%
178	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	140
185	General Electric Co., 5.875%, 01/14/38	231
	Honeywell International, Inc.,
500	1.850%, 11/01/21	487
400	2.500%, 11/01/26	377

		1,235

	Machinery — 0.5%
500	CNH Industrial Capital LLC, 4.875%, 04/01/21	515
1,500	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,516
800	Terex Corp., 6.000%, 05/15/21	810

		2,841

	Professional Services — 0.0% (g)
187	CEB, Inc., 5.625%, 06/15/23 (e)	182
8	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	8

		190

	Road & Rail — 1.0%
400	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	418
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
550	5.500%, 04/01/23	531
200	6.375%, 04/01/24 (e)	199
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	599
750	CSX Corp., 3.400%, 08/01/24	766
	Hertz Corp. (The),
960	6.250%, 10/15/22	905
550	7.375%, 01/15/21	552
135	Jack Cooper Holdings Corp., 9.250%, 06/01/20	47
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	505
500	Ryder System, Inc., 2.650%, 03/02/20	502
250	Union Pacific Corp., 3.375%, 02/01/35	236

		5,260

	Trading Companies & Distributors — 0.5%
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	263
560	HD Supply, Inc., 5.250%, 12/15/21 (e)	591
	International Lease Finance Corp.,
20	5.875%, 08/15/22	22
750	6.250%, 05/15/19	804
	United Rentals North America, Inc.,
10	5.750%, 11/15/24	10
500	6.125%, 06/15/23	526
208	7.625%, 04/15/22	220
46	Univar USA, Inc., 6.750%, 07/15/23 (e)	47

		2,483

	Total Industrials	21,281

	Information Technology — 4.5%
	Communications Equipment — 0.6%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	279
	Cisco Systems, Inc.,
1,000	2.200%, 09/20/23	960
300	5.500%, 01/15/40	363
250	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	260
1,500	CommScope, Inc., 5.500%, 06/15/24 (e)	1,535

		3,397

	Electronic Equipment, Instruments & Components — 0.2%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	485
7	Belden, Inc., 5.500%, 09/01/22 (e)	7
750	Zebra Technologies Corp., 7.250%, 10/15/22	811

		1,303

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19	1,006
	Alphabet, Inc.,
500	1.998%, 08/15/26	458
400	3.375%, 02/25/24	416
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	508

		2,388

	IT Services — 0.6%
17	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	17
	First Data Corp.,
750	5.750%, 01/15/24 (e)	759
418	7.000%, 12/01/23 (e)	438
750	International Business Machines Corp., 1.875%, 08/01/22	719
500	Mastercard, Inc., 2.950%, 11/21/26	495
350	Visa, Inc., 4.150%, 12/14/35	363
10	WEX, Inc., 4.750%, 02/01/23 (e)	10
400	Xerox Corp., 2.800%, 05/15/20	394

		3,195

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 1.1%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,363
350	Entegris, Inc., 6.000%, 04/01/22 (e)	364
1,000	Intel Corp., 2.450%, 07/29/20	1,013
875	Micron Technology, Inc., 5.250%, 01/15/24 (e)	856
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	778
500	QUALCOMM, Inc., 3.450%, 05/20/25	508
910	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	953

		5,835

	Software — 0.9%
750	Adobe Systems, Inc., 3.250%, 02/01/25	748
250	CA, Inc., 4.500%, 08/15/23	261
17	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	17
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	501
1,139	Infor U.S., Inc., 6.500%, 05/15/22	1,173
61	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	60
350	Microsoft Corp., 4.000%, 02/12/55	323
	Oracle Corp.,
500	2.800%, 07/08/21	509
300	3.250%, 05/15/30	292
500	3.400%, 07/08/24	509
300	4.375%, 05/15/55	292

		4,685

	Technology Hardware, Storage & Peripherals — 0.7%
750	Apple, Inc., 2.500%, 02/09/25	718
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
56	5.875%, 06/15/21 (e)	59
475	6.020%, 06/15/26 (e)	497
55	7.125%, 06/15/24 (e)	60
140	EMC Corp., 1.875%, 06/01/18	138
1,000	Hewlett Packard Enterprise Co., 4.650%, 10/15/22 (e)	1,052
5	NCR Corp., 6.375%, 12/15/23	5
	Western Digital Corp.,
453	7.375%, 04/01/23 (e)	489
440	10.500%, 04/01/24 (e)	509

		3,527

	Total Information Technology	24,330

	Materials — 2.4%
	Chemicals — 1.4%
500	Ashland LLC, 4.750%, 08/15/22	515
7	Chemours Co. (The), 6.625%, 05/15/23	7
250	Cytec Industries, Inc., 3.950%, 05/01/25	238
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	506
500	4.125%, 11/15/21	529
250	4.375%, 11/15/42	238
930	Hexion, Inc., 6.625%, 04/15/20	800
	Huntsman International LLC,
700	4.875%, 11/15/20	721
150	5.125%, 11/15/22	152
950	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	964
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	226
500	6.000%, 11/15/21	568
	Monsanto Co.,
500	3.375%, 07/15/24	495
400	4.200%, 07/15/34	378
105	PQ Corp., 6.750%, 11/15/22 (e)	111
283	Reichhold Industries, Inc., 9.000%, 05/08/17 (e) (d)	—
	Reichhold International,
347	12.000%, 03/31/17	346
705	15.000%, 03/31/17	705
270	Reichhold LLC, 12.000%, 03/31/17	270

		7,769

	Containers & Packaging — 0.5%
200	ARD Finance S.A., (Luxembourg), 7.125% (cash), 09/15/23 (e) (v)	198
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.850%, 12/15/19 (e)	407
10	Ball Corp., 5.250%, 07/01/25	10
500	Bemis Co., Inc., 3.100%, 09/15/26	478
385	International Paper Co., 7.300%, 11/15/39	480
59	Pactiv LLC, 8.375%, 04/15/27	65

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	514
124	6.875%, 02/15/21	128
194	7.000%, 07/15/24 (e)	205

		2,485

	Metals & Mining — 0.4%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	942
5	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	6
5	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	5
5	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	6
12	Freeport-McMoRan, Inc., 2.300%, 11/14/17	12
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	980
61	Teck Resources Ltd., (Canada), 3.000%, 03/01/19	60
52	United States Steel Corp., 8.375%, 07/01/21 (e)	58
222	Zekelman Industries, Inc., 9.875%, 06/15/23 (e)	238

		2,307

	Paper & Forest Products — 0.1%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	508

	Total Materials	13,069

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
500	2.800%, 06/01/20	502
500	3.450%, 09/15/21	508
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	498
500	Boston Properties LP, 2.750%, 10/01/26	459
500	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	524
525	CoreCivic, Inc., 4.625%, 05/01/23	511
13	Equinix, Inc., 5.375%, 01/01/22	14
	GEO Group, Inc. (The),
400	5.125%, 04/01/23	378
215	5.875%, 01/15/22	214
200	5.875%, 10/15/24	193
67	Iron Mountain U.S. Holdings, Inc., 5.375%, 06/01/26 (e)	66
	Iron Mountain, Inc.,
67	4.375%, 06/01/21 (e)	68
10	6.000%, 10/01/20 (e)	11
19	6.000%, 08/15/23	20
350	Kimco Realty Corp., 4.250%, 04/01/45	331
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	202
625	Welltower, Inc., 4.700%, 09/15/17	640

	Total Real Estate	5,139

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 3.6%
	Altice Financing S.A., (Luxembourg),
750	6.625%, 02/15/23 (e)	761
200	7.500%, 05/15/26 (e)	203
	AT&T, Inc.,
600	3.900%, 03/11/24	602
500	3.950%, 01/15/25	500
500	4.500%, 05/15/35	475
850	5.350%, 09/01/40	859
300	6.000%, 08/15/40	329
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	800
	CCO Holdings LLC/CCO Holdings Capital Corp.,
860	5.125%, 05/01/23 (e)	881
10	5.500%, 05/01/26 (e)	10
950	6.625%, 01/31/22	987
	CenturyLink, Inc.,
700	Series T, 5.800%, 03/15/22	691
10	Series V, 5.625%, 04/01/20	11
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	657
897	Frontier Communications Corp., 11.000%, 09/15/25	899
241	GCI, Inc., 6.750%, 06/01/21	247
60	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	57
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,299	5.500%, 08/01/23	847
149	7.250%, 04/01/19	117
300	7.250%, 10/15/20	219
335	7.500%, 04/01/21	243

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Level 3 Financing, Inc.,
151	5.375%, 01/15/24	152
750	5.625%, 02/01/23	761
10	6.125%, 01/15/21	10
675	SFR Group S.A., (France), 6.000%, 05/15/22 (e)	680
	Sprint Capital Corp.,
250	6.875%, 11/15/28	240
370	6.900%, 05/01/19	386
730	8.750%, 03/15/32	767
320	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	333
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	504
500	4.125%, 08/15/46	446
1,000	4.150%, 03/15/24	1,047
577	4.272%, 01/15/36	550
500	4.400%, 11/01/34	487
	Wind Acquisition Finance S.A., (Luxembourg),
200	4.750%, 07/15/20 (e)	200
500	7.375%, 04/23/21 (e)	510
	Windstream Services LLC,
310	7.500%, 06/01/22	293
300	7.500%, 04/01/23	279
820	7.750%, 10/01/21	816
791	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	825

		19,681

	Wireless Telecommunication Services — 1.1%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	724
	Sprint Communications, Inc.,
585	9.000%, 11/15/18 (e)	642
331	11.500%, 11/15/21	396
	Sprint Corp.,
150	7.625%, 02/15/25	152
2,450	7.875%, 09/15/23	2,530
	T-Mobile USA, Inc.,
13	6.000%, 04/15/24	14
15	6.500%, 01/15/26	16
625	6.633%, 04/28/21	652
550	6.731%, 04/28/22	575

		5,701

	Total Telecommunication Services	25,382

	Utilities — 2.7%
	Electric Utilities — 1.2%
300	Alabama Power Co., 3.750%, 03/01/45	285
300	Commonwealth Edison Co., 3.700%, 03/01/45	281
300	DTE Electric Co., 3.700%, 03/15/45	287
	Duke Energy Carolinas LLC,
300	3.750%, 06/01/45	281
435	6.000%, 01/15/38	540
750	Duke Energy Corp., 1.800%, 09/01/21	722
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	557
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	516
1,010	Nevada Power Co., 7.125%, 03/15/19	1,128
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	510
250	Potomac Electric Power Co., 4.150%, 03/15/43	251
	Xcel Energy, Inc.,
500	3.350%, 12/01/26	499
730	4.700%, 05/15/20	779

		6,636

	Gas Utilities — 0.4%
	Ferrellgas LP/Ferrellgas Finance Corp.,
69	6.500%, 05/01/21	65
7	6.750%, 01/15/22	7
500	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	476
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	508
111	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	109
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
38	5.625%, 07/15/22	37
133	5.625%, 11/15/23	126
	Sabine Pass Liquefaction LLC,
147	5.625%, 03/01/25	153
500	5.750%, 05/15/24	528

		2,009

	Independent Power & Renewable Electricity Producers — 0.3%
700	AES Corp., 4.875%, 05/15/23	679
	Calpine Corp.,
81	5.250%, 06/01/26 (e)	79
71	7.875%, 01/15/23 (e)	74

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	NRG Energy, Inc.,
700	6.625%, 01/15/27 (e)	648
129	7.250%, 05/15/26 (e)	126

		1,606

	Multi-Utilities — 0.7%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	492
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	260
350	4.625%, 12/01/54	364
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	252
630	5.200%, 08/15/19	680
250	Series C, 4.900%, 08/01/41	258
300	DTE Energy Co., Series C, 3.500%, 06/01/24	304
630	NiSource Finance Corp., 6.800%, 01/15/19	690
560	TECO Finance, Inc., 5.150%, 03/15/20	603

		3,903

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	500

	Total Utilities	14,654

	Total Corporate Bonds (Cost $307,763)	305,604

SHARES
Investment Companies — 0.3%
43	BlackRock Corporate High Yield Fund, Inc.	446
20	BlackRock Debt Strategies Fund, Inc.	220
14	Blackstone/GSO Strategic Credit Fund	207
8	Eaton Vance Floating-Rate Income Trust	115
9	Eaton Vance Senior Income Trust	58
10	Invesco Dynamic Credit Opportunities Fund	119
15	Nuveen Credit Strategies Income Fund	129
7	Nuveen Floating Rate Income Opportunity Fund	86
10	Prudential Global Short Duration High Yield Fund, Inc.	143

	Total Investment Companies (Cost $1,419)	1,523

PRINCIPAL AMOUNT
Mortgage Pass-Through Securities — 26.6%
14	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	16
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11,000	TBA, 3.000%, 12/15/46 (w)	10,935
21,600	TBA, 3.500%, 12/15/46 (w)	22,139
2,000	TBA, 4.500%, 12/15/46 (w)	2,154
759	6.000%, 02/01/36—08/01/38	872
4	7.000%, 12/01/25—02/01/26	5
27	7.500%, 10/01/26—02/01/27	29
10	8.000%, 05/01/26—07/01/26	10
	Federal National Mortgage Association, 15 Year, Single Family,
3,200	TBA, 2.500%, 12/25/31 (w)	3,211
3,500	TBA, 3.000%, 12/25/31 (w)	3,597
5,260	TBA, 4.000%, 12/25/31 (w)	5,398
4,035	TBA, 5.000%, 12/25/31 (w)	4,116
	Federal National Mortgage Association, 30 Year, Single Family,
7,730	TBA, 3.000%, 12/25/46 (w)	7,689
18,140	TBA, 3.500%, 12/25/46 (w)	18,610
9,000	TBA, 4.000%, 12/25/46 (w)	9,468
5,700	TBA, 4.500%, 12/25/46 (w)	6,147
2,000	TBA, 5.500%, 12/25/46 (w)	2,231
9,454	4.000%, 05/01/45—06/01/45	10,070
435	6.000%, 05/01/37	495
138	6.500%, 07/01/29—03/01/35	159
51	7.000%, 02/01/35—03/01/35	57
5	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
9,850	TBA, 3.000%, 12/15/46 (w)	9,970
6,000	TBA, 3.500%, 12/15/46 (w)	6,245
4,000	TBA, 4.000%, 12/15/46 (w)	4,240
8,500	TBA, 4.500%, 12/15/46 (w)	9,246
4,300	TBA, 5.000%, 12/15/46 (w)	4,735
2,400	TBA, 6.000%, 12/15/46 (w)	2,735
167	7.000%, 09/15/31	197

	Total Mortgage Pass-Through Securities (Cost $146,980)	144,782

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 12/31/49 (d) (Cost $2,017)	—	(h)

Supranational — 0.1%
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20 (Cost $749)	744

U.S. Government Agency Securities — 3.3%
	Federal Home Loan Bank,
5,000	1.625%, 12/09/16	5,001
1,500	2.875%, 09/13/24	1,562
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18	4,987
2,600	1.750%, 09/12/19	2,623
2,000	1.875%, 09/24/26	1,848
2,140	4.875%, 12/15/16	2,144

	Total U.S. Government Agency Securities (Cost $18,262)	18,165

U.S. Treasury Obligations — 4.6%
	U.S. Treasury Bonds,
7,255	2.500%, 02/15/46	6,465
1,559	2.500%, 05/15/46	1,389
3,600	2.750%, 11/15/42	3,416
6,370	3.375%, 05/15/44	6,785
4,865	3.875%, 08/15/40	5,610
1,300	4.500%, 02/15/36	1,651

	Total U.S. Treasury Obligations (Cost $26,512)	25,316

SHARES
Common Stocks — 0.1%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
7	Halcon Resources Corp. (a)	64
7	SandRidge Energy, Inc. (a)	164

	Total Energy	228

	Materials — 0.1%
	Chemicals — 0.1%
— (h)	Reichhold, Inc. (a)	298

	Total Common Stocks (Cost $396)	526

PRINCIPAL AMOUNT
Loan Assignments — 0.3%
	Consumer Discretionary — 0.1%
	Media — 0.1%
141	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	142
100	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 08/18/24	102

	Total Consumer Discretionary	244

	Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
227	Zep, Inc., Term Loan, VAR, 5.000%, 06/27/22	228

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
396	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	401
65	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	42
406	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	399

	Total Energy	842

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
93	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	78

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
134	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	125

	Trading Companies & Distributors — 0.0% (g)
38	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	38

	Total Industrials	163

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
44	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 5.000%, 11/03/23	44
	Total Loan Assignments (Cost $1,620)	1,599

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Option Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
13	Eurodollar, Expiring 12/19/16, at $98.00, American Style (Cost $10)	—	(h)

PRINCIPAL AMOUNT
Short-Term Investments— 28.4%
	Certificates of Deposit— 5.7%
8,000	Canadian Imperial Bank of Commerce, 1.240%, 03/03/17	8,007
5,000	Industrial & Commercial Bank of China Ltd., 1.050%, 01/06/17	5,001
10,000	Natixis S.A., 0.950%, 02/22/17	10,000
8,000	Sumitomo Mitsui Banking Corp., (Japan), 1.250%, 02/24/17	8,007

	Total Certificates of Deposit (Cost $31,000)	31,015

	Commercial Papers— 13.2%
5,000	Barton Capital S.A., (Luxembourg), 0.590%, 12/02/16 (e)	5,000
8,000	BNP Paribas S.A., 0.983%, 12/01/16	8,000
4,000	Cancara Asset Securitisation LLC, 0.902%, 02/01/17 (e)	3,995
8,000	Credit Suisse AG, VAR, 1.245%, 04/04/17	8,012
2,000	Danske Corp., 0.923%, 02/13/17 (e)	1,996
5,000	Erste Abwicklungsanstalt, (Germany), 1.004%, 01/06/17 (e)	4,998
11,000	Kells Funding LLC, 0.994%, 03/13/17 (e)	10,970
2,000	Manhattan Asset Funding Co. LLC, 0.952%, 12/01/16	2,000
4,000	Matchpoint Finance plc, 1.278%, 04/24/17	3,981
5,000	Nieuw Amsterdam Receivables Corp., 0.882%, 02/03/17	4,993
8,000	Svenska Handelsbanken AB, (Sweden), 0.902%, 12/12/16 (e)	7,999
10,000	United Overseas Bank Ltd., (Singapore), 0.983%, 01/20/17 (e)	9,990

	Total Commercial Papers (Cost $71,910)	71,934

	Repurchase Agreements— 1.2%
1,000	Citigroup Global Markets, Inc., 1.274%, dated 11/30/16, due 03/28/17, repurchase price $1,004, collateralized by Sovereign Government Securities, 8.280%, due 12/31/33, with the value of $1,080.	1,000
1,000	Citigroup Global Markets, Inc., 1.274%, dated 11/30/16, due 03/28/17, repurchase price $1,004, collateralized by Asset-Backed Securities, 1.138%, due 04/05/52, with the value of $1,080.	1,000
2,500	Merrill Lynch PFS, Inc., 1.110%, dated 11/30/16, due 02/16/17, repurchase price $2,506, collateralized by Commercial Papers, 0.000%, due 12/01/16, with the value of $2,625.	2,500
2,000	Wells Fargo Securities, LLC, 1.420%, dated 11/30/16, due 12/19/16, repurchase price $2,001, collateralized by Asset-Backed Securities, 3.875%, due 09/29/31, with the value of $2,168.	2,000

	Total Repurchase Agreements (Cost $6,500)	6,500

	U.S. Treasury Obligations— 0.2%
	U.S. Treasury Bills,
875	0.288% , 01/05/17 (k) (n)	875
75	0.399%, 03/23/17 (n)	75

	Total U.S. Treasury Obligations (Cost $950)	950

SHARES
	Investment Companies — 8.1%
570	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.690% (b) (l)	570
43,355	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l)	43,355

	Total Investment Companies (Cost $43,925)	43,925

	Total Short-Term Investments (Cost $154,285)	154,324

	Total Investments — 123.8% (Cost $680,622)	673,790
	Liabilities in Excess of Other Assets — (23.8)%	(129,582)

	NET ASSETS — 100.0%	544,208

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
116	10 Year U.S. Treasury Note	03/22/17	USD	14,444	(49)
47	U.S. Treasury Long Bond	03/22/17	USD	7,110	(46)
135	5 Year U.S. Treasury Note	03/31/17	USD	15,909	(27)
	Short Futures Outstanding
(6)	90 Day Eurodollar	12/19/16	USD	(1,485)	4
(2)	2 Year U.S. Treasury Note	03/31/17	USD	(434)	— (h)
(23)	5 Year U.S. Treasury Note	03/31/17	USD	(2,710)	6
(6)	90 Day Eurodollar	06/19/17	USD	(1,483)	(2)
(6)	90 Day Eurodollar	09/18/17	USD	(1,481)	(3)

					(117)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.794%		2,760	97	(88)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.717		58	(1)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.718		15	— (h)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932		20	(1)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932		22	(1)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932		40	(2)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	0.324		5	— (h)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	0.324		20	(1)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.660		21	(1)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.241		100	(4)	9
BNP Paribas:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	12/20/21	1.686		240	7	(12)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/21	2.849		4,320	358	(325)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	3.980		50	(2)	(12)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	12/20/21	2.493	EUR	320	24	(19)
Citibank, N.A.:
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.601		100	(5)	6
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/21	3.111		190	32	(27)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	1.170		3,150	19	(4)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703		55	(4)	(4)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703		65	(4)	(5)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703		78	(5)	(7)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.932		70	(4)	8
Devon Energy Corp,7.950%,04/15/32	1.000% quarterly	12/20/21	1.784		160	5	(9)
Goldman Sachs International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.717		120	(3)	2
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.601		50	(3)	3
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	2.703		132	(9)	(2)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	3.980		40	(2)	(1)

						490	(465)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851%	40	5	(7)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	60	7	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	60	7	(18)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.668	3,110	227	(183)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	80	3	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.240	260	118	(148)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	90	3	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	237.556	180	30	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	237.556	210	36	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	30	4	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.851	60	7	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.676	300	6	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.676	1,300	25	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	90	3	1
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	90	3	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.652	80	3	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	86.240	140	64	(81)

					551	(3,328)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.27-V1	5.000% quarterly	12/20/21	3.884%		650	(38)	35
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.640		1,970	(32)	12
CDX.NA.IG.27-V1	1.000% quarterly	12/20/21	0.728		5,980	(90)	76
iTraxx Europe 26.1	1.000% quarterly	12/20/21	0.794	EUR	3,970	(51)	67

						(211)	190

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931%	50	1	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	50	1	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	50	1	3
Citibank, N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	30	— (h)	2
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	40	(9)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	40	(8)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	40	(8)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	40	(8)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	50.627	90	(19)	43
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	50	1	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	3.931	50	1	2

					(47)	135

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	96.157%	260	(87)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	96.157	140	(47)	98

					(134)	279

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(4)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(5)

				(9)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(4)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(4)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	(3)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(3)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(3)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(4)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(4)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	(3)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(3)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(3)
Credit Suisse International:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	(2)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	0.857% and increases in total return of index	3 month USD LIBOR and decreases in total return of index	03/20/17	22,000	(254)

					(290)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Backed Security
ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
CMBX	—	Commercial Mortgage-Backed Securities index
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(w)	—	When-issued security.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2016.
†	—	Approximately $580,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	6,688
Aggregate gross unrealized depreciation	(13,520)

Net unrealized appreciation/depreciation	(6,832)

Federal income tax cost of investments	680,622

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Energy	$228	$—	$—		$228
Materials	—	—	298		298

Total Common Stocks	228	—	298		526

Debt Securities
Asset-Backed Securities	—	1,625	6,400		8,025
Collateralized Mortgage Obligations
Agency CMO	—	535	—		535
Non-Agency CMO	—	6,743	317		7,060

Total Collateralized Mortgage Obligations	—	7,278	317		7,595

Commercial Mortgage-Backed Securities	—	764	4,027		4,791
Convertible Bonds
Energy	—	726	—		726
Telecommunication Services	—	70	—		70

Total Convertible Bonds	—	796	—		796

Corporate Bonds
Consumer Discretionary	—	49,958	—		49,958
Consumer Staples	—	21,123	—		21,123
Energy	—	22,623	—		22,623
Financials	—	78,753	—		78,753
Health Care	—	29,292	—		29,292
Industrials	—	21,234	47		21,281
Information Technology	—	24,330	—		24,330
Materials	—	11,748	1,321		13,069
Real Estate	—	5,139	—		5,139
Telecommunication Services	—	25,265	117		25,382
Utilities	—	14,654	—		14,654

Total Corporate Bonds	—	304,119	1,485		305,604

Mortgage Pass-Through Securities	—	144,782	—		144,782
Preferred Security
Financials	—	—	—	(a)	—	(a)

Total Preferred Security	—	—	—	(a)	—	(a)

Supranational	—	744	—		744
U.S. Government Agency Securities	—	18,165	—		18,165
U.S. Treasury Obligations	—	25,316	—		25,316

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Investment Companies	$1,523	$—	$—	$1,523
Loan Assignments
Consumer Discretionary	—	244	—	244
Consumer Staples	—	228	—	228
Energy	—	842	—	842
Health Care	—	78	—	78
Industrials	—	163	—	163
Information Technology	—	44	—	44

Total Loan Assignments	—	1,599	—	1,599

Option Purchased
Put Option Purchased	— (a)	—	—	— (a)
Short-Term Investments
Certificates of Deposit	—	31,015	—	31,015
Commercial Papers	—	71,934	—	71,934
Investment Companies	43,925	—	—	43,925
Repurchase Agreements	—	—	6,500	6,500
U.S. Treasury Obligations	—	950	—	950

Total Short-Term Investments	43,925	103,899	6,500	154,324

Total Investments in Securities	$45,676	$609,087	$19,027	$673,790

Appreciation in Other Financial Instruments
Futures Contracts	$10	$—	$—	$10
Swaps	—	406	—	406

Total Appreciation in Other Financial Instruments	$10	$406	$—	$416

Depreciation in Other Financial Instruments
Futures Contracts	$(127)	$—	$—	$(127)
Swaps	—	(3,245)	—	(3,245)

Total Depreciation in Other Financial Instruments	$(127)	$(3,245)	$—	$(3,372)

(a)	Amounts rounds to less than 500.

There were no significant transfers between levels 1 and 2 during the period ended November 30, 2016.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Total Return Fund Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$6,848		$57	$86	$62	$437	$(1,778)	$941	$(253)	$6,400
Collateralized Mortgage Obligations — Non-Agency CMO	373		(4)	22	1	—	(340)	265	—	317
Commercial Mortgage-Backed Securities	3,773		(1)	112	4	237	(98)	—	—	4,027
Common Stock — Materials	272		—	26	—	—	—	—	—	298
Corporate Bonds — Energy	25		—	—	—	—	—	—	(25)	—
Corporate Bonds — Industrials	—		—	(56)	2	—	—	101	—	47
Corporate Bonds — Materials	1,270		—	(28)	28	51	—	—	—	1,321
Corporate Bonds — Telecommunication Services	—		—	(6)	1	117	—	5	—	117
Preferred Security — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)
Repurchase Agreement	—		—	—	—	6,500	—	—	—	6,500

	$12,561		$52	$156	$98	$7,342	$(2,216)	$1,312	$(278)	$19,027

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $150,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$298		Market Comparable Companies	EBITDA Multiple (a)	7.70x (7.70x)

Common Stocks	298

	1,321		Market Comparable Companies	EBITDA Multiple (a)	7.70x (7.70x)
	—	(c)		Discount for lack of marketability (b)	100.00% (100.00%)
	164		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	19.12% - 51.21% (28.31%)

Corporate Bonds	1,485

	6,400		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (3.11%)
				Constant Default Rate	2.00% - 15.00% (6.00%)
				Yield (Discount Rate of Cash Flows)	1.65 - 5.40% (3.86%)

Asset-Backed Securities	6,400

	250		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	4.75% (4.75%)

Collateralized Mortgage Obligations	250

	3,291		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.83% - 7.79% (6.06%)

Commercial Mortgage-Backed Securities	3,291

Total	$11,724

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2016, the value of these investments was approximately $7,303,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund. Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of March 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 25, 2017